UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23161
Nushares ETF Trust

(Exact name of registrant as specified in charter)
Nuveen Investments
333 West Wacker Drive
Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)
Diana R. Gonzalez
Vice President and Secretary
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 917-7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2026

Item 1.	Reports to Stockholders.

Semi-Annual Shareholder Report January 31, 2026

Nuveen AA‑BBB CLO ETF
NCLO/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen AA‑BBB CLO ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen AA‑BBB CLO ETF	$13	0.25%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$150,720,845

Total number of portfolio holdings	90

Portfolio turnover (%)	50%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P730_SAR_0126 5190039

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Core Plus Bond ETF
NCPB/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Core Plus Bond ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Core Plus Bond ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$56,940,787

Total number of portfolio holdings	478

Portfolio turnover (%)	44%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P763_SAR_0126 5190052

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Enhanced Yield U.S. Aggregate Bond ETF
NUAG/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Enhanced Yield U.S. Aggregate Bond ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Enhanced Yield U.S. Aggregate Bond ETF	$9	0.18%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$60,513,801

Total number of portfolio holdings	862

Portfolio turnover (%)	22%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, an average of the ratings is used; if two of the three agencies rate a security, an average of the two is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P102_SAR_0126 5190071

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF
NUSA/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG 1‑5 Year U.S. Aggregate Bond ETF	$8	0.15%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$33,978,935

Total number of portfolio holdings	303

Portfolio turnover (%)	20%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P110_SAR_0126 5190090

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen ESG High Yield Corporate Bond ETF
NUHY/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG High Yield Corporate Bond ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG High Yield Corporate Bond ETF	$15	0.30%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$115,959,585

Total number of portfolio holdings	377

Portfolio turnover (%)	25%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P854_SAR_0126 5190100

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen ESG U.S. Aggregate Bond ETF
NUBD/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen ESG U.S. Aggregate Bond ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG U.S. Aggregate Bond ETF	$8	0.15%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$474,358,075

Total number of portfolio holdings	2,385

Portfolio turnover (%)	5%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P870_SAR_0126 5190110

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen High Yield Corporate Bond ETF
NHYB/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen High Yield Corporate Bond ETF for the period of September 23, 2025 (inception) to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen High Yield Corporate Bond ETF	$5	0.09%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$1,603,234,488

Total number of portfolio holdings	1,647

Portfolio turnover (%)	9%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P680_SAR_0126 5190123

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Preferred and Income ETF
NPFI/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Preferred and Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Preferred and Income ETF	$29	0.56%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$129,241,930

Total number of portfolio holdings	154

Portfolio turnover (%)	9%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P771_SAR_0126 5190137

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Securitized Income ETF
NSCI/NYSE Arca

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Securitized Income ETF for the period of September 23, 2025 (inception) to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the period since inception? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Securitized Income ETF	$20	0.39%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$115,114,932

Total number of portfolio holdings	158

Portfolio turnover (%)	26%

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P698_SAR_0126 5190151

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Sustainable Core ETF
NSCR/NASDAQ Stock Market LLC
(The Fund is scheduled to liquidate on or after April 13, 2026.)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Sustainable Core ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Sustainable Core ETF	$23	0.45%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$6,855,263

Total number of portfolio holdings	56

Portfolio turnover (%)	51%

What did the Fund invest in? (as of January 31, 2026)

1	continued>>

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P748_SAR_0126 5190166

2

Semi-Annual Shareholder Report January 31, 2026

Nuveen Ultra Short Income ETF
NUSB/NASDAQ Stock Market LLC

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about the Nuveen Ultra Short Income ETF for the period of August 1, 2025 to January 31, 2026. You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.

What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Ultra Short Income ETF	$9	0.17%
* Annualized for period less than one year.

Fund Statistics (as of January 31, 2026)

Fund net assets	$156,312,854

Total number of portfolio holdings	170

Portfolio turnover (%)	13%

1	continued>>

What did the Fund invest in? (as of January 31, 2026)

(1) The Fund uses credit quality ratings for its portfolio securities provided by Moody’s, S&P and Fitch. If all three of Moody’s, S&P, and Fitch provide a rating for a security, the middle is used; if two of the three agencies rate a security, the lower rating is used; and if only one rating agency rates a security, that rating is used. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC/CC/C and D are below-investment grade ratings. Credit ratings are subject to change. Holdings designated N/R are not rated by Moody’s, S&P or Fitch.

Availability of additional information about the Fund
You can find additional information about the Fund at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses, including its:

•	prospectus • financial statements and other information • fund holdings • proxy voting information
You can also request this information at (800) 257‑8787.

67092P755_SAR_0126 5190182

2

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the financial statements filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Portfolio of Investments January 31, 2026
NCLO
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.2%
INVESTMENT COMPANIES - 1.9%
2,859,503 State Street Institutional US Government Money Market Fund $ 2,859,503
TOTAL INVESTMENT COMPANIES
(Cost $2,859,503) $ 2,859,503
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 98.3%
$ 1,500,000 (a),(b) AGL CLO 42 Ltd (TSFR3M + 1.800%) 5.469% 07/22/38 1,505,428
3,000,000 (a),(b) AIMCO CLO (TSFR3M + 2.850%) 6.732 10/17/37 3,022,032
4,000,000 (a),(b) AIMCO CLO (TSFR3M + 1.800%) 5.468 10/17/38 4,025,192
500,000 (a),(b) AIMCO CLO 16 Ltd (TSFR3M + 1.650%) 5.318 07/17/37 500,968
1,600,000 (a) AIMCO CLO 18 Ltd (TSFR3M + 1.900%) 5.568 07/20/37 1,603,563
1,250,000 (a) AIMCO CLO 18 Ltd (TSFR3M + 2.850%) 7.175 07/20/37 1,255,926
840,000 (a),(b) AIMCO CLO 22 Ltd (TSFR3M + 3.400%) 7.068 04/19/37 844,936
550,000 (a),(b) Allegro CLO XII Ltd (TSFR3M + 3.500%) 7.170 07/21/37 552,097
2,500,000 (a),(b) Anchorage Capital Clo 20 Ltd (TSFR3M + 1.950%) 5.618 01/20/35 2,504,130
2,000,000 (a),(b) Apidos CLO LI Ltd (TSFR3M + 1.750%) 5.418 01/20/38 2,007,902
2,000,000 (a),(b) Ares LXXII CLO Ltd (TSFR3M + 1.700%) 5.372 07/15/36 2,005,994
3,000,000 (a),(b) Ares LXXV CLO Ltd (TSFR3M + 1.850%) 6.090 01/15/37 3,011,718
2,000,000 (a),(b) ARES XLIV CLO Ltd (TSFR3M + 1.500%) 5.172 04/15/34 2,002,496
2,000,000 (a),(b) Ares XXXIV CLO Ltd (TSFR3M + 2.900%) 6.568 07/17/38 2,022,340
1,470,000 (a),(b) Barings CLO Ltd 2024-V (TSFR3M + 3.000%) 6.672 07/15/38 1,481,779
2,000,000 (a),(b) Benefit Street Partners Clo 41 Ltd (TSFR3M + 2.750%) 6.418 07/25/38 2,016,890
600,000 (a),(b) Benefit Street Partners CLO IX Ltd (TSFR3M + 3.100%) 6.768 10/20/37 605,096
1,500,000 (a),(b) Benefit Street Partners CLO XV Ltd (TSFR3M + 2.000%) 5.672 07/15/37 1,504,352
1,300,000 (a),(b) Benefit Street Partners CLO XXIX Ltd (TSFR3M + 1.750%) 5.418 01/25/38 1,303,621
2,000,000 (a),(b) Benefit Street Partners CLO XXXVIII Ltd (TSFR3M + 1.800%) 5.468 01/25/38 2,005,320
730,000 (a),(b) Blueberry Park CLO Ltd (TSFR3M + 2.900%) 6.568 10/20/37 733,459
1,650,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 1.750%) 6.367 04/21/35 1,653,820
2,000,000 (a),(b) Boyce Park CLO Ltd (TSFR3M + 3.100%) 6.770 04/21/35 2,002,136
1,800,000 (a),(b) CARLYLE US CLO 2023-4 LTD (TSFR3M + 1.550%) 5.218 10/25/38 1,804,664
1,000,000 (a),(b) CIFC Funding 2020-III Ltd (TSFR3M + 1.210%) 4.878 10/20/38 1,003,000
950,000 (a),(b) CIFC Funding 2021-IV Ltd (TSFR3M + 1.900%) 5.571 07/23/37 952,137
1,500,000 (a),(b) CIFC Funding 2021-VII Ltd (TSFR3M + 1.750%) 5.421 01/23/35 1,502,957
3,550,000 (a),(b) CIFC Funding 2024-III Ltd (TSFR3M + 2.200%) 5.870 07/21/37 3,567,086
2,000,000 (a),(b) Davis Park CLO Ltd (TSFR3M + 3.100%) 0.000 07/20/38 2,018,058
1,800,000 (a),(b) Elmwood CLO 24 Ltd (TSFR3M + 1.750%) 5.418 01/17/38 1,802,493
1,000,000 (a),(b) Elmwood CLO III Ltd (TSFR3M + 3.100%) 6.768 07/18/37 1,001,411
3,250,000 (a),(b) Elmwood CLO VIII Ltd (TSFR3M + 2.500%) 6.168 04/20/37 3,263,124
1,500,000 (a),(b) Elmwood CLO XII Ltd (TSFR3M + 2.000%) 5.672 10/15/37 1,507,532
750,000 (a),(b) Galaxy 36 CLO Ltd (TSFR3M + 1.230%) 5.008 10/15/38 751,105
1,000,000 (a),(b) Galaxy 36 CLO Ltd (TSFR3M + 1.600%) 5.378 10/15/38 1,004,541
1,000,000 (a),(b),(c) Galaxy XXII CLO Ltd (TSFR3M + 1.400%) 0.000 04/16/34 1,001,173
3,000,000 (a),(b) Goldentree Loan Management US Clo 17 Ltd (TSFR3M +
1.800%)
5.684 01/20/39 3,021,369
1,000,000 (a),(b) Golub Capital Partners CLO 41B-R Ltd (TSFR3M + 1.700%) 5.370 07/20/38 1,003,342
250,000 (a),(b) Golub Capital Partners CLO 76 B Ltd (TSFR3M + 2.900%) 6.568 10/25/37 251,236
1,500,000 (a),(b) Golub Capital Partners CLO, LT (TSFR3M + 1.600%) 5.310 01/20/39 1,502,490
2,000,000 (a),(b) Higley Park Clo Ltd (TSFR3M + 1.650%) 5.318 07/24/38 2,018,710
3,250,000 (a),(b) Invesco US CLO 2024-3 Ltd (TSFR3M + 2.250%) 5.918 07/20/37 3,265,987
1,000,000 (a),(b) KKR CLO 42 Ltd (TSFR3M + 1.650%) 5.318 07/20/34 1,001,624
2,310,000 (a),(b) KKR CLO 51 Ltd (TSFR3M + 1.850%) 5.734 10/20/37 2,321,063
2,000,000 (a),(b) Madison Park Funding LXXI Ltd (TSFR3M + 1.500%) 5.171 04/23/38 2,005,890
750,000 (a),(b) Magnetite XIX Ltd (TSFR3M + 5.100%) 8.768 04/17/34 753,510
1,000,000 (a),(b) Magnetite Xli Ltd (TSFR3M + 1.290%) 4.958 01/25/38 1,004,677
1,500,000 (a),(b) Magnetite Xli Ltd (TSFR3M + 1.780%) 5.448 01/25/38 1,506,174
1,000,000 (a),(b),(c) Magnetite XXIII Ltd (TSFR3M + 1.600%) 0.000 01/25/35 1,000,750
2,000,000 (a),(b) Magnetite XXVI Ltd (TSFR3M + 1.750%) 5.418 01/25/38 2,003,886
1,500,000 (a),(b) Magnetite XXVII Ltd (TSFR3M + 1.550%) 5.218 10/20/38 1,510,237
1,500,000 (a),(b) Magnetite XXVII Ltd (TSFR3M + 1.750%) 5.418 10/20/38 1,505,260

Portfolio of Investments January 31, 2026
(continued)
NCLO

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,000,000 (a),(b) Magnetite XXXII Ltd (TSFR3M + 1.750%) 5.422% 10/15/37 $ 1,001,828
3,250,000 (a),(b) MidOcean Credit CLO XVI (TSFR3M + 2.000%) 6.269 10/20/37 3,259,084
2,500,000 (a) MidOcean Credit CLO XVII Ltd (TSFR3M + 1.950%) 5.618 01/20/38 2,507,180
1,550,000 (a),(b) Neuberger Berman Loan Advisers CLO 26 Ltd (TSFR3M +
2.000%)
5.668 10/18/38 1,555,526
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 31 Ltd (TSFR3M +
1.750%)
5.418 01/20/39 2,509,215
2,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
1.850%)
5.518 07/20/39 2,006,772
3,000,000 (a),(b) Neuberger Berman Loan Advisers CLO 34 Ltd (TSFR3M +
2.850%)
6.518 07/20/39 3,034,119
1,000,000 (a),(b) Neuberger Berman Loan Advisers Lasalle Street Lending CLO I
Ltd (TSFR3M + 3.350%)
7.018 10/25/36 999,065
250,000 (a),(b) OCP CLO 2020-18 Ltd (TSFR3M + 3.100%) 6.768 07/20/37 251,646
1,000,000 (a),(b) OCP CLO 2023-30 LTD (TSFR3M + 1.800%) 5.469 01/24/39 1,006,023
1,500,000 (a),(b) OCP CLO 2024-38 Ltd (TSFR3M + 1.600%) 5.270 01/21/38 1,506,289
750,000 (a),(b) OHA Credit Funding 2 LTD (TSFR3M + 3.700%) 7.370 01/21/38 751,759
700,000 (a),(b) OHA Credit Funding 21 Ltd (TSFR3M + 1.600%) 5.554 10/20/38 705,578
750,000 (a),(b) OHA Credit Funding 8 Ltd (TSFR3M + 1.750%) 5.418 01/20/38 753,168
2,000,000 (a),(b) OHA Loan Funding 2013-1 Ltd (TSFR3M + 3.300%) 6.971 04/23/37 2,009,812
350,000 (a),(b) Palmer Square CLO 2023-1 Ltd (TSFR3M + 2.650%) 6.318 01/20/38 350,963
2,000,000 (a),(b) Palmer Square CLO 2023-1 Ltd (TSFR3M + 3.750%) 7.418 01/20/38 1,996,024
2,700,000 (a),(b) Palmer Square CLO 2025-1 Ltd (TSFR3M + 1.700%) 5.368 04/20/38 2,710,868
1,500,000 (a),(b) REESE PARK CLO LTD (TSFR3M + 1.900%) 5.572 01/15/38 1,509,845
1,000,000 (a),(b) Regatta VI Funding Ltd (TSFR3M + 2.750%) 6.418 10/20/38 1,003,741
500,000 (a),(b) Riverbank Park Clo Ltd (TSFR3M + 1.800%) 6.092 01/25/38 501,693
3,000,000 (a),(b) Serenity-Peace Park Clo Ltd (TSFR3M + 1.600%) 5.573 10/24/38 3,017,433
1,000,000 (a),(b) Sixth Street CLO XX Ltd (TSFR3M + 1.650%) 5.318 07/17/38 1,004,424
1,550,000 (a),(b) TCW CLO 2020-1 Ltd (TSFR3M + 3.400%) 7.284 04/20/34 1,543,327
1,800,000 (a),(b) Apidos Clo LIV (TSFR3M + 1.800%) 5.468 10/20/38 1,809,257
1,000,000 (a),(b) Benefit Street Partners CLO IV Ltd (TSFR3M + 1.800%) 5.468 10/20/38 1,002,920
2,500,000 (a),(b) CARLYLE US CLO 2021-8 LTD (TSFR3M + 1.900%) 5.572 10/15/38 2,510,048
2,000,000 (a),(b) Elmwood CLO X Ltd (TSFR3M + 1.950%) 5.618 07/20/38 2,018,856
500,000 (a),(b) Invesco CLO 2022-3 Ltd (TSFR3M + 3.200%) 7.057 10/22/37 501,298
1,250,000 (a),(b) Madison Park Funding LI Ltd (TSFR3M + 2.900%) 6.784 10/19/38 1,258,451
2,000,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5.272 07/15/36 2,003,540
2,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd (TSFR3M +
1.650%)
5.318 07/20/39 2,518,285
1,500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd (TSFR3M +
2.800%)
7.005 04/16/35 1,504,486
3,500,000 (a),(b) OCP CLO 2025-40 Ltd (TSFR3M + 1.700%) 5.594 04/16/38 3,504,305
500,000 (a),(b) OCP CLO 2025-44 Ltd (TSFR3M + 1.850%) 5.518 10/24/38 502,454
3,500,000 (a),(b) OHA Credit Funding 10-R Ltd (TSFR3M + 1.800%) 5.468 07/18/38 3,517,010
1,000,000 (a),(b) Texas Debt Capital CLO 2025-I Ltd (TSFR3M + 1.550%) 5.218 04/24/38 1,002,803
TOTAL SECURITIZED
(Cost $148,102,686) 148,175,776
TOTAL LONG-TERM INVESTMENTS
(Cost $150,962,189) 151,035,279
OTHER ASSETS & LIABILITIES, NET - (0.2)% (314,434)
NET ASSETS - 100% $ 150,720,845
CLO Collateralized Loan Obligation
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month

See Notes to Financial Statements
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $142,809,107 or 94.6% of Total Investments.
(c) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2026
NCPB
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.9%
CORPORATE DEBT - 37.6%
FINANCIALS - 14.8%
$ 55,000 (a) Acrisure LLC / Acrisure Finance Inc 4 .250% 02/15/29 $ 53,278
20,000 (a) Acrisure LLC / Acrisure Finance Inc 6 .750 07/01/32 20,504
75,000 Agree LP 4 .800 10/01/32 75,574
60,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .750 04/15/28 60,993
40,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6 .500 10/01/31 41,114
70,000 Aon North America Inc 5 .450 03/01/34 72,705
30,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7 .875 11/01/29 30,455
40,000 (a) Ardonagh Finco Ltd 7 .750 02/15/31 41,351
200,000 (a) Azule Energy Finance Plc 8 .625 01/22/33 199,839
590,000 Bank of America Corp 5 .162 01/24/31 608,372
185,000 Bank of America Corp 5 .744 02/12/36 191,284
75,000 (b) Bank of America Corp 6 .125 N/A 75,962
50,000 (b) Bank of America Corp 6 .625 N/A 51,951
50,000 (b) Bank of New York Mellon Corp/The 6 .300 N/A 51,721
55,000 Berkshire Hathaway Finance Corp 3 .850 03/15/52 41,982
126,000 (a),(b) BNP Paribas SA 7 .450 N/A 132,897
120,000 Citigroup Inc 4 .503 09/11/31 120,097
70,000 (b) Citigroup Inc 7 .625 N/A 73,398
30,000 (b) Citigroup Inc 6 .625 N/A 30,548
31,000 (a) Compass Group Diversified Holdings LLC 5 .250 04/15/29 28,788
200,000 (a),(b) Credit Agricole SA 7 .125 N/A 209,121
40,000 (a) Encore Capital Group Inc 6 .625 04/15/31 40,339
55,000 (a) FirstCash Inc 6 .875 03/01/32 57,173
55,000 (a) Five Corners Funding Trust II 2 .850 05/15/30 51,864
40,000 (a) Genesee & Wyoming Inc 6 .250 04/15/32 41,179
210,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 217,092
80,000 (b) Goldman Sachs Group Inc/The 7 .379 N/A 80,016
80,000 (b) Goldman Sachs Group Inc/The 7 .500 N/A 84,619
100,000 Healthcare Realty Holdings LP 3 .750 07/01/27 99,429
50,000 Healthcare Realty Holdings LP 2 .050 03/15/31 43,809
50,000 Highwoods Realty LP 2 .600 02/01/31 44,928
200,000 (b) HSBC Holdings PLC 8 .000 N/A 210,477
45,000 (a) HUB International Ltd 7 .250 06/15/30 46,951
50,000 (b) Huntington Bancshares Inc/OH 5 .625 N/A 50,824
60,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5 .250 05/15/27 59,357
65,000 (a) Jane Street Group / JSG Finance Inc 6 .125 11/01/32 66,203
20,000 (a) Jane Street Group / JSG Finance Inc 6 .750 05/01/33 20,803
645,000 JPMorgan Chase & Co 4 .851 07/25/28 652,903
220,000 JPMorgan Chase & Co 5 .103 04/22/31 226,906
345,000 JPMorgan Chase & Co 5 .572 04/22/36 359,957
55,000 (b) JPMorgan Chase & Co 6 .875 N/A 58,023
50,000 (b) JPMorgan Chase & Co 3 .650 N/A 49,956
40,000 Kennedy-Wilson Inc 4 .750 03/01/29 39,142
100,000 MetLife Inc 6 .350 03/15/55 105,026
25,000 (a) Molina Healthcare Inc 6 .250 01/15/33 25,176
305,000 Morgan Stanley 5 .664 04/17/36 318,630
210,000 Morgan Stanley Bank NA 4 .968 07/14/28 212,739
290,000 Morgan Stanley Private Bank NA 4 .465 11/19/31 290,092
40,000 MPT Operating Partnership LP / MPT Finance Corp 3 .500 03/15/31 29,639
20,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 21,427
200,000 (a) Muthoot Finance Ltd 5 .750 08/04/30 199,678
50,000 Navient Corp 5 .500 03/15/29 48,905
65,000 (a) Omnis Funding Trust 6 .722 05/15/55 68,295
65,000 OneMain Finance Corp 5 .375 11/15/29 64,829
40,000 OneMain Finance Corp 6 .125 05/15/30 40,776
20,000 OneMain Finance Corp 6 .500 03/15/33 20,102
85,000 (a) Panther Escrow Issuer LLC 7 .125 06/01/31 87,544
40,000 (a) PennyMac Financial Services Inc 7 .875 12/15/29 42,133

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 20,000 (a) PennyMac Financial Services Inc 6 .875% 05/15/32 $ 20,439
150,000 Piedmont Operating Partnership LP 9 .250 07/20/28 166,214
25,000 (b) PNC Financial Services Group Inc/The 3 .400 N/A 24,614
30,000 (b) PNC Financial Services Group Inc/The 6 .200 N/A 30,458
40,000 Prudential Financial Inc 5 .200 03/14/35 40,804
70,000 Prudential Financial Inc 5 .125 03/01/52 69,137
50,000 Prudential Financial Inc 6 .500 03/15/54 52,641
60,000 Reinsurance Group of America Inc 5 .750 09/15/34 62,399
20,000 (a) Rocket Cos Inc 6 .125 08/01/30 20,476
40,000 (a) Rocket Cos Inc 6 .375 08/01/33 41,498
55,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 50,503
350,000 Royal Bank of Canada 6 .750 08/24/85 361,943
25,000 (a) Ryan Specialty LLC 5 .875 08/01/32 25,415
200,000 Saudi Awwal Bank , Reg S 5 .947 09/04/35 202,191
25,000 (a) Starwood Property Trust Inc 6 .500 07/01/30 26,034
85,000 (b) State Street Corp 6 .700 N/A 88,167
160,000 (b) Truist Financial Corp 6 .669 N/A 160,258
115,000 UnitedHealth Group Inc 5 .350 02/15/33 119,521
110,000 UnitedHealth Group Inc 5 .500 07/15/44 108,145
55,000 UnitedHealth Group Inc 5 .050 04/15/53 49,390
25,000 (a) UWM Holdings LLC 6 .625 02/01/30 25,216
50,000 Ventas Realty LP 5 .000 01/15/35 49,932
20,000 (a) Walker & Dunlop Inc 6 .625 04/01/33 20,502
65,000 Wells Fargo & Co 5 .605 04/23/36 67,759
40,000 (b) Wells Fargo & Co 3 .900 N/A 39,956
100,000 (b) Wells Fargo & Co 7 .625 N/A 106,504
35,000 (a) Wynnton Funding Trust 5 .251 08/15/35 35,135
TOTAL FINANCIALS 8,454,126
INDUSTRIAL - 19.9%
40,000 (a) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 41,007
50,000 (a) ADT Security Corp/The 4 .875 07/15/32 48,418
60,000 (a) AECOM 6 .000 08/01/33 61,464
40,000 (a) Ahead DB Holdings LLC 6 .625 05/01/28 39,560
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 40,641
20,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 20,035
15,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 15,316
40,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 39,339
20,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7 .000 05/21/30 20,845
100,000 Alphabet Inc 4 .100 11/15/30 100,080
100,000 Amcor Group Finance PLC 5 .450 05/23/29 103,805
175,000 American Tower Corp 5 .800 11/15/28 182,738
190,000 Amgen Inc 5 .650 03/02/53 187,020
30,000 (a) AMN Healthcare Inc 6 .500 01/15/31 30,393
80,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .700 02/01/36 78,893
51,000 Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc 4 .900 02/01/46 47,061
50,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6 .625 02/01/32 51,940
20,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .750 10/15/33 20,218
30,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .250 04/01/28 30,076
50,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 51,830
30,000 (a) Arsenal AIC Parent LLC 8 .000 10/01/30 31,771
40,000 (a) Asbury Automotive Group Inc 5 .000 02/15/32 38,872
35,000 (a) ASGN Inc 4 .625 05/15/28 34,470
260,000 AT&T Inc 3 .500 09/15/53 173,667
155,000 AT&T Inc 3 .800 12/01/57 106,700
20,000 (a) Avient Corp 6 .250 11/01/31 20,563
30,000 (a) Bath & Body Works Inc 6 .625 10/01/30 30,723
40,000 Baxter International Inc 4 .450 02/15/29 40,141
200,000 (a) Bidvest Group UK PLC/The 6 .200 09/17/32 203,798

Portfolio of Investments January 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 110,000 Block Inc 6 .500% 05/15/32 $ 114,285
20,000 (a) Block Inc 6 .000 08/15/33 20,430
70,000 Boeing Co/The 6 .528 05/01/34 77,437
170,000 Boeing Co/The 5 .805 05/01/50 167,902
95,000 Broadcom Inc 4 .300 01/15/31 94,942
50,000 Broadcom Inc 4 .950 01/15/36 49,950
50,000 Broadcom Inc 5 .700 01/15/56 50,386
25,000 (a) Buckeye Partners LP 6 .750 02/01/30 26,194
20,000 (a) CACI International Inc 6 .375 06/15/33 20,751
40,000 (a) Caesars Entertainment Inc 6 .500 02/15/32 40,901
40,000 (a) Caesars Entertainment Inc 6 .000 10/15/32 38,914
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5 .125 05/01/27 35,014
35,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .500 08/15/30 32,894
30,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4 .250 02/01/31 27,466
30,000 (a) Chart Industries Inc 7 .500 01/01/30 31,214
110,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .550 06/01/34 115,547
195,000 Cheniere Energy Partners LP 4 .500 10/01/29 195,749
20,000 (a) Chord Energy Corp 6 .000 10/01/30 20,390
40,000 (a) Chord Energy Corp 6 .750 03/15/33 41,467
40,000 (a) CHS/Community Health Systems Inc 5 .250 05/15/30 37,717
50,000 (a) Churchill Downs Inc 5 .750 04/01/30 50,271
25,000 (a) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 26,153
45,000 (a) CNX Resources Corp 7 .250 03/01/32 47,080
60,000 Comcast Corp 5 .650 06/01/54 56,243
25,000 (a) Commercial Metals Co 6 .000 12/15/35 25,543
20,000 (a) Concentra Health Services Inc 6 .875 07/15/32 20,940
75,000 Constellation Brands Inc 4 .800 05/01/30 76,311
55,000 (a) Cushman & Wakefield US Borrower LLC 6 .750 05/15/28 55,344
45,000 CVS Health Corp 5 .450 09/15/35 45,786
170,000 CVS Health Corp 5 .050 03/25/48 149,499
40,000 (a) DaVita Inc 4 .625 06/01/30 38,489
55,000 (a) DaVita Inc 6 .875 09/01/32 56,652
40,000 (a) DaVita Inc 6 .750 07/15/33 41,056
35,000 Enbridge Inc 8 .500 01/15/84 40,051
30,000 Encompass Health Corp 4 .500 02/01/28 29,859
35,000 Energy Transfer LP 5 .200 04/01/30 36,114
120,000 Enterprise Products Operating LLC 4 .450 02/15/43 105,265
20,000 (a) Esab Corp 6 .250 04/15/29 20,551
20,000 (a) Fair Isaac Corp 6 .000 05/15/33 20,379
50,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5 .875 04/01/29 48,098
200,000 (a) Ford Otomotiv Sanayi AS 7 .125 04/25/29 207,014
35,000 (a) Gen Digital Inc 6 .750 09/30/27 35,292
20,000 (a) Gen Digital Inc 6 .250 04/01/33 20,096
155,000 General Motors Financial Co Inc 5 .350 01/07/30 160,203
20,000 (b) General Motors Financial Co Inc 5 .750 N/A 19,885
20,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 20,870
20,000 (a) Global Medical Response Inc 7 .375 10/01/32 20,680
20,000 (a) Goat Holdco LLC 6 .750 02/01/32 20,540
30,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 29,380
55,000 Goodyear Tire & Rubber Co/The 5 .250 04/30/31 52,933
54,000 (a) Gray Media Inc 10 .500 07/15/29 58,002
40,000 (a) Gray Media Inc 7 .250 08/15/33 40,951
180,000 (a) Grupo Aeromexico SAB de CV 8 .250 11/15/29 184,950
65,000 Haleon US Capital LLC 3 .625 03/24/32 61,917
140,000 HCA Inc 5 .250 03/01/30 144,522
45,000 HCA Inc 6 .200 03/01/55 45,805
20,000 (a) Herc Holdings Inc 6 .625 06/15/29 20,698
20,000 (a) Herc Holdings Inc 7 .000 06/15/30 20,991
20,000 (a) Herc Holdings Inc 7 .250 06/15/33 21,166
60,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6 .250 04/15/32 57,546
45,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8 .375 11/01/33 46,720

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 72,000 (a) Hilton Domestic Operating Co Inc 5 .875% 04/01/29 $ 73,666
20,000 (a) Holdco II SAS 8 .500 04/15/31 21,416
20,000 (a) Holdco II SAS 7 .000 04/15/32 20,499
50,000 Honeywell International Inc 5 .250 03/01/54 47,449
60,000 (a) Imola Merger Corp 4 .750 05/15/29 59,036
60,000 (a) IQVIA Inc 6 .250 06/01/32 62,337
55,000 (a) Iron Mountain Inc 7 .000 02/15/29 56,514
40,000 (a) Iron Mountain Inc 6 .250 01/15/33 40,420
50,000 (a) Kinetik Holdings LP 6 .625 12/15/28 51,486
40,000 (a) Kodiak Gas Services LLC 7 .250 02/15/29 41,489
20,000 (a) Kodiak Gas Services LLC 6 .500 10/01/33 20,486
20,000 (a) Kodiak Gas Services LLC 6 .750 10/01/35 20,665
40,000 Kohl's Corp 5 .125 05/01/31 34,243
50,000 Kraft Heinz Foods Co 5 .500 06/01/50 46,561
45,000 Kroger Co/The 5 .000 09/15/34 45,041
70,000 L3Harris Technologies Inc 5 .400 07/31/33 72,886
40,000 Lamar Media Corp 4 .875 01/15/29 40,004
30,000 (a) LCM Investments Holdings II LLC 8 .250 08/01/31 31,604
40,000 (a) Level 3 Financing Inc 6 .875 06/30/33 41,220
60,000 (a) Level 3 Financing Inc 7 .000 03/31/34 62,148
30,000 (a) Light & Wonder International Inc 7 .500 09/01/31 31,393
20,000 (a) Light & Wonder International Inc 6 .250 10/01/33 20,250
70,000 Marathon Petroleum Corp 4 .750 09/15/44 60,404
30,000 (a) Marriott Ownership Resorts Inc 4 .500 06/15/29 28,620
155,000 (a) Mars Inc 4 .800 03/01/30 158,361
55,000 (a) Mars Inc 5 .200 03/01/35 56,312
55,000 (a) Mars Inc 5 .650 05/01/45 55,479
120,000 (a) Mars Inc 5 .700 05/01/55 119,601
20,000 (a) Masterbrand Inc 7 .000 07/15/32 20,740
20,000 (a) Matador Resources Co 6 .250 04/15/33 20,157
30,000 (a) McGraw-Hill Education Inc 7 .375 09/01/31 31,539
125,000 Meta Platforms Inc 5 .625 11/15/55 118,935
30,000 MGM Resorts International 6 .125 09/15/29 30,684
60,000 (a) Michaels Cos Inc/The 5 .250 05/01/28 59,346
200,000 (a) Millicom International Cellular SA 7 .375 04/02/32 208,076
20,000 (a) Millrose Properties Inc 6 .250 09/15/32 20,226
58,000 (a) Mineral Resources Ltd 9 .250 10/01/28 60,924
20,000 (a) Mineral Resources Ltd 7 .000 04/01/31 21,019
20,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6 .750 04/01/32 20,541
20,000 (a) NCL Corp Ltd 5 .875 01/15/31 20,055
20,000 (a) NCL Corp Ltd 6 .250 09/15/33 20,110
30,000 Newell Brands Inc 6 .375 09/15/27 30,253
30,000 (a) Noble Finance II LLC 8 .000 04/15/30 31,274
100,000 Nutrien Ltd 4 .900 03/27/28 101,797
20,000 (a) Olin Corp 6 .625 04/01/33 19,598
125,000 ONEOK Inc 5 .700 11/01/54 116,799
50,000 (a) Open Text Holdings Inc 4 .125 02/15/30 46,445
65,000 Oracle Corp 4 .450 09/26/30 63,447
35,000 Oracle Corp 5 .200 09/26/35 33,355
60,000 O'Reilly Automotive Inc 4 .200 04/01/30 59,927
30,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 29,425
55,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 49,948
30,000 (a) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 30,041
30,000 (a) Permian Resources Operating LLC 7 .000 01/15/32 31,449
40,000 (a) Phinia Inc 6 .625 10/15/32 41,642
45,000 (a) Post Holdings Inc 6 .250 02/15/32 46,206
40,000 (a) Post Holdings Inc 6 .375 03/01/33 40,307
35,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 34,218
40,000 (a) Qnity Electronics Inc 5 .750 08/15/32 40,749
20,000 (a) Qnity Electronics Inc 6 .250 08/15/33 20,642
20,000 (a) Quikrete Holdings Inc 6 .375 03/01/32 20,742
40,000 (a) QXO Building Products Inc 6 .750 04/30/32 41,219

Portfolio of Investments January 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 100,000 RTX Corp 6 .000% 03/15/31 $ 107,587
20,000 (a) Science Applications International Corp 5 .875 11/01/33 20,157
40,000 (a) Sealed Air Corp 6 .500 07/15/32 41,526
50,000 (a) Sealed Air Corp/Sealed Air Corp US 7 .250 02/15/31 52,064
40,000 Service Corp International/US 5 .750 10/15/32 40,635
45,000 (a) Sirius XM Radio LLC 4 .125 07/01/30 42,436
30,000 (a) Sirius XM Radio LLC 3 .875 09/01/31 27,401
200,000 (a) Sisecam UK PLC 8 .375 01/23/33 204,593
200,000 (a) Sitios Latinoamerica SAB de CV 6 .000 11/25/29 206,420
60,000 (a) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 61,311
20,000 (a) Solstice Advanced Materials Inc 5 .625 09/30/33 20,106
40,000 (a) Standard Building Solutions Inc 6 .250 08/01/33 40,886
20,000 (a) Stonepeak Nile Parent LLC 7 .250 03/15/32 21,128
50,000 (a) Sunoco LP 7 .000 05/01/29 51,992
40,000 (a) Sunoco LP 4 .625 05/01/30 39,003
20,000 (a) Sunoco LP 5 .625 03/31/31 20,123
20,000 (a) Sunoco LP 5 .875 03/15/34 20,053
50,000 (a) Sunrise FinCo I BV 4 .875 07/15/31 47,891
42,000 Tenet Healthcare Corp 6 .125 10/01/28 42,043
75,000 Tenet Healthcare Corp 4 .375 01/15/30 73,699
59,000 Teva Pharmaceutical Finance Netherlands III BV 3 .150 10/01/26 58,533
105,000 T-Mobile USA Inc 5 .125 05/15/32 107,926
130,000 T-Mobile USA Inc 5 .300 05/15/35 132,553
40,000 T-Mobile USA Inc 5 .875 11/15/55 39,736
65,000 TotalEnergies Capital SA 5 .488 04/05/54 63,202
25,000 Transcanada Trust 5 .500 09/15/79 24,942
45,000 (a) TransDigm Inc 6 .875 12/15/30 46,871
40,000 (a) TransDigm Inc 6 .000 01/15/33 40,756
23,000 (a) Transocean International Ltd 8 .750 02/15/30 23,455
100,000 (a) United Rentals North America Inc 5 .375 11/15/33 99,941
35,000 (a) Univision Communications Inc 4 .500 05/01/29 33,430
40,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7 .125 03/15/29 41,417
20,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6 .250 10/01/33 20,260
45,000 (a) Venture Global Calcasieu Pass LLC 4 .125 08/15/31 41,523
55,000 (a) Venture Global LNG Inc 9 .875 02/01/32 58,151
20,000 (a) Venture Global Plaquemines LNG LLC 6 .500 01/15/34 20,756
25,000 Veritiv Operating Co 10 .500 11/30/30 26,769
215,000 Verizon Communications Inc 4 .780 02/15/35 211,006
45,000 (a) Viking Baked Goods Acquisition Corp 8 .625 11/01/31 44,560
30,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6 .375 02/01/30 28,463
45,000 (a) Vmed O2 UK Financing I PLC 4 .750 07/15/31 41,119
40,000 Vodafone Group PLC 5 .125 06/04/81 31,751
40,000 (a) VZ Secured Financing BV 5 .000 01/15/32 36,118
30,000 Walmart Inc 2 .500 09/22/41 21,700
35,000 Walmart Inc 4 .500 04/15/53 30,888
20,000 (a) Wand NewCo 3 Inc 7 .625 01/30/32 21,029
35,000 Waste Management Inc 4 .950 03/15/35 35,456
20,000 (a) Wayfair LLC 7 .250 10/31/29 20,912
30,000 (a) WESCO Distribution Inc 7 .250 06/15/28 30,361
20,000 (a) WESCO Distribution Inc 6 .375 03/15/33 20,825
20,000 (a) WEX Inc 6 .500 03/15/33 20,413
40,000 Williams Cos Inc/The 5 .650 03/15/33 41,827
50,000 (a) Windsor Holdings III LLC 8 .500 06/15/30 52,687
20,000 (a) Windstream Services LLC 7 .500 10/15/33 20,649
25,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 26,188
40,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6 .250 03/15/33 40,753
70,000 (a) ZF North America Capital Inc 6 .750 04/23/30 70,184
TOTAL INDUSTRIAL 11,320,368
UTILITY - 2.9%
130,000 AEP Transmission Co LLC 5 .400 03/15/53 125,711
15,000 American Water Capital Corp 5 .700 09/01/55 14,943
70,000 Atmos Energy Corp 5 .000 12/15/54 63,359

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 25,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6 .375% 02/15/32 $ 24,930
40,000 (a) Clearway Energy Operating LLC 4 .750 03/15/28 39,972
35,000 CMS Energy Corp 6 .500 06/01/55 36,150
200,000 (a) Comision Federal de Electricidad 0 .000 01/28/34 200,000
25,000 Commonwealth Edison Co 5 .950 06/01/55 25,823
20,000 (a) ContourGlobal Power Holdings SA 6 .750 02/28/30 20,626
55,000 Dominion Energy Inc 3 .300 04/15/41 41,777
35,000 Dominion Energy Inc 7 .000 06/01/54 37,848
50,000 Dominion Energy Inc 6 .625 05/15/55 51,407
45,000 DTE Electric Co 5 .400 04/01/53 43,782
60,000 Duke Energy Carolinas LLC 4 .250 12/15/41 52,943
55,000 Duke Energy Carolinas LLC 5 .400 01/15/54 53,235
50,000 Exelon Corp 6 .500 03/15/55 51,905
120,000 Florida Power & Light Co 4 .800 05/15/33 121,866
115,000 Georgia Power Co 2 .650 09/15/29 109,589
30,000 NiSource Inc 5 .850 04/01/55 29,832
65,000 NRG Energy Inc 5 .750 01/15/28 65,037
40,000 (a) NRG Energy Inc 6 .000 02/01/33 40,767
20,000 (a) NRG Energy Inc 6 .250 11/01/34 20,532
30,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4 .500 08/15/28 29,711
50,000 PECO Energy Co 2 .800 06/15/50 31,350
50,000 Public Service Co of Colorado 4 .050 09/15/49 39,184
75,000 (a) Talen Energy Supply LLC 8 .625 06/01/30 79,133
40,000 (a) Talen Energy Supply LLC 6 .250 02/01/34 40,538
40,000 (a) Talen Energy Supply LLC 6 .500 02/01/36 41,010
40,000 (a) TerraForm Power Operating LLC 4 .750 01/15/30 38,810
50,000 Wisconsin Public Service Corp 4 .250 01/15/31 49,956
30,000 (a) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 31,513
TOTAL UTILITY 1,653,239
TOTAL CORPORATE DEBT
(Cost $21,114,488) 21,427,733
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 3.8%
GOVERNMENT AGENCY - 1.2%
194,000 Aeropuerto Internacional de Tocumen SA , Reg S 4 .000 08/11/41 162,365
200,000 (a) Corp Nacional del Cobre de Chile 6 .150 10/24/36 212,063
102,000 (a) OCP SA 5 .125 06/23/51 82,655
225,000 (a) Petronas Capital Ltd 2 .480 01/28/32 202,063
TOTAL GOVERNMENT AGENCY 659,146
SOVEREIGN DEBT - 2.6%
204,000 Colombia Government International Bond 5 .000 06/15/45 150,042
250,000 (a) Eagle Funding Luxco Sarl 5 .500 08/17/30 253,955
200,000 (a) Egypt Government International Bond 8 .500 01/31/47 193,687
250,000 (a) Hungary Government International Bond 2 .125 09/22/31 215,207
200,000 (a) Ivory Coast Government International Bond 6 .125 06/15/33 197,378
150,000 Republic of Poland Government International Bond 5 .375 02/12/35 154,131
110,000 Republic of South Africa Government International Bond 6 .250 03/08/41 103,064
200,000 (a) Saudi Government International Bond 5 .000 01/16/34 202,469
TOTAL SOVEREIGN DEBT 1,469,933
TOTAL GOVERNMENT RELATED
(Cost $2,073,371) 2,129,079
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 42.8%
250,000 (a),(c) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 2.000%) 5 .680 06/15/35 251,246
100,000 (a),(c) BAMLL Trust 2025-ASHF (TSFR1M + 2.350%) 6 .031 02/15/42 100,292
100,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 82,861
250,000 (a),(c) BBCMS Trust 2015-SRCH 4 .957 08/10/35 240,302
150,000 (a),(c) BBCMS Trust 2018-CBM (TSFR1M + 1.297%) 4 .978 07/15/37 146,651

Portfolio of Investments January 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 150,000 (c) Benchmark 2018-B1 Mortgage Trust 3 .878% 01/15/51 $ 146,574
200,000 (c) Benchmark 2018-B2 Mortgage Trust 4 .292 02/15/51 156,782
100,000 (c) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 88,419
250,000 Benchmark 2019-B14 Mortgage Trust 3 .493 12/15/62 205,729
150,000 (a),(c) BLP Commercial Mortgage Trust (TSFR1M + 2.050%) 5 .730 12/15/42 150,690
100,000 (a),(c) BX Commercial Mortgage Trust 2024-BRBK (TSFR1M + 4.874%) 8 .551 10/15/41 100,857
100,000 (c) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 83,786
250,000 (a),(c) CIFC Funding 2021-II (TSFR3M + 1.550%) 5 .222 01/15/39 251,521
100,000 (c) Citigroup Commercial Mortgage Trust 2015-GC29 3 .974 04/10/48 91,370
100,000 (c) Citigroup Commercial Mortgage Trust 2016-P3 4 .271 04/15/49 96,611
100,000 (c) Citigroup Commercial Mortgage Trust 2017-C4 4 .096 10/12/50 97,594
220,000 (a),(c) COLT 2025-12 Mortgage Loan Trust 5 .681 01/26/71 221,342
150,000 (c) COMM 2018-COR3 Mortgage Trust 4 .538 05/10/51 129,657
25,000 (a),(c) Connecticut Avenue Securities Trust (SOFR30A + 3.100%) 6 .797 06/25/43 26,007
50,000 (a),(c) Connecticut Avenue Securities Trust 2022-R03 (SOFR30A +
9.850%)
14 .823 03/25/42 54,703
305,000 (a),(c) Connecticut Avenue Securities Trust 2023-R04 (SOFR30A +
3.550%)
7 .247 05/25/43 319,756
185,000 (a),(c) Connecticut Avenue Securities Trust 2023-R05 (SOFR30A +
4.750%)
8 .447 06/25/43 198,367
100,000 (a) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC
5 .522 12/20/55 101,500
100,000 (a) Crescendo Royalty Funding LP 3 .567 12/20/51 99,230
150,000 CSAIL 2019-C17 Commercial Mortgage Trust 3 .278 09/15/52 137,069
150,000 (a),(d) DataBank Issuer 5 .811 02/25/56 150,483
92,250 (a) DB Master Finance LLC 4 .030 11/20/47 91,761
100,000 (a) DB Master Finance LLC 4 .891 08/20/55 99,784
198,625 DBJPM 2016-C3 Mortgage Trust 2 .632 08/10/49 197,951
150,000 (a),(c) DBSG 2024-ALTA Mortgage Trust 6 .595 06/10/37 152,251
150,000 (a) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 150,851
100,000 (a),(c) EQT Trust 2024-EXTR 5 .331 07/05/41 102,195
390,033 Fannie Mae Pool FN MA4512 2 .500 01/01/52 333,534
186,542 Fannie Mae Pool FN MA4548 2 .500 02/01/52 159,347
190,001 Fannie Mae Pool FN CB2795 3 .000 02/01/52 168,796
110,224 Fannie Mae Pool FN MA4578 2 .500 04/01/52 94,154
154,652 Fannie Mae Pool FN MA4579 3 .000 04/01/52 137,482
333,235 Fannie Mae Pool FN FS1533 3 .000 04/01/52 299,240
75,733 Fannie Mae Pool FN FS7299 3 .000 05/01/52 67,997
560,869 Fannie Mae Pool FN MA4600 3 .500 05/01/52 519,332
631,995 Fannie Mae Pool FN MA4684 4 .500 06/01/52 621,753
615,279 Fannie Mae Pool FN MA4700 4 .000 08/01/52 588,935
141,808 Fannie Mae Pool FN MA4737 5 .000 08/01/52 142,378
501,769 Fannie Mae Pool FN MA4733 4 .500 09/01/52 493,585
580,333 Fannie Mae Pool FN MA4783 4 .000 10/01/52 555,216
91,984 Fannie Mae Pool FN MA4784 4 .500 10/01/52 90,540
249,614 Fannie Mae Pool FN MA4785 5 .000 10/01/52 250,694
53,635 Fannie Mae Pool FN MA4804 4 .000 11/01/52 51,490
462,140 Fannie Mae Pool FN MA4805 4 .500 11/01/52 454,460
550,894 Fannie Mae Pool FN MA4978 5 .000 04/01/53 552,937
400,039 Fannie Mae Pool FN MA5039 5 .500 06/01/53 406,981
42,788 Fannie Mae Pool FN MA5089 4 .000 07/01/53 40,950
123,526 Fannie Mae Pool FN MA5106 5 .000 08/01/53 123,870
190,412 Fannie Mae Pool FN MA5107 5 .500 08/01/53 193,629
689,515 Fannie Mae Pool FN MA5165 5 .500 10/01/53 700,850
74,742 Fannie Mae Pool FN MA5247 6 .000 01/01/54 76,609
1,090,449 Fannie Mae Pool FN FA0197 4 .000 02/01/54 1,047,473
244,116 Fannie Mae Pool FN MA5295 6 .000 03/01/54 250,333
557,580 Fannie Mae Pool FN MA5331 5 .500 04/01/54 565,727
692,938 Fannie Mae Pool FN MA5353 5 .500 05/01/54 703,062
20,681 Fannie Mae Pool FN MA5389 6 .000 06/01/54 21,190
83,655 Fannie Mae Pool FN MA5497 5 .500 10/01/54 84,855
57,002 Fannie Mae REMICS 3 .500 04/25/52 44,878

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 67,407 (a),(c) Flagstar Mortgage Trust 2021-5INV 2 .500% 07/25/51 $ 56,414
396,798 Freddie Mac Pool FR RA6766 2 .500 02/01/52 342,764
551,714 Freddie Mac Pool FR SD8213 3 .000 05/01/52 490,800
12,080 Freddie Mac Pool FR SD8220 3 .000 06/01/52 10,728
671,947 Freddie Mac Pool FR SD8231 4 .500 07/01/52 660,462
491,644 Freddie Mac Pool FR SD8329 5 .000 06/01/53 493,341
25,070 Freddie Mac Pool FR SD4999 5 .000 08/01/53 25,163
27,812 Freddie Mac REMICS 2 .000 09/25/50 19,275
185,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA3 (SOFR30A +
5.650%)
8 .647 04/25/42 195,051
170,000 (a),(c) Freddie Mac STACR REMIC Trust 2022-DNA6 (SOFR30A +
3.700%)
7 .397 09/25/42 177,093
46,494 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 42,012
111,613 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 100,971
195,923 Ginnie Mae II Pool G2 MA7989 3 .500 04/20/52 181,230
253,629 Ginnie Mae II Pool G2 MA8149 3 .500 07/20/52 234,895
375,053 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 358,156
176,700 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 173,832
51,548 Ginnie Mae II Pool G2 MA8724 4 .500 03/20/53 50,661
250,000 (c) GS Mortgage Securities Trust 2017-GS5 3 .826 03/10/50 238,558
100,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 90,369
100,000 (c) GS Mortgage Securities Trust 2020-GC45 3 .173 02/13/53 93,143
92,273 (a),(c) GS Mortgage-Backed Securities Trust 2022-LTV2 4 .352 12/25/52 84,552
150,000 (a),(c) Houston Galleria Mall Trust 5 .462 02/05/45 156,174
185,000 (a),(c) HTL Commercial Mortgage Trust 2024-T53 6 .555 05/10/39 187,824
250,000 (a),(c) IP 2025-IP Mortgage Trust 5 .425 06/10/42 254,707
43,276 (a),(c) J.P. Morgan Mortgage Trust 3 .250 07/25/52 39,018
97,658 (a),(c) J.P. Morgan Mortgage Trust 3 .000 11/25/52 84,730
180,268 (a),(c) J.P. Morgan Mortgage Trust 2021-INV8 3 .280 05/25/52 152,950
240,000 (a),(d) Jersey Mike's Funding LLC 4 .952 02/15/56 240,000
72,120 (a),(c) JP Morgan Mortgage Trust 3 .000 05/25/54 62,753
69,994 (a),(c) JP Morgan Mortgage Trust 2017-5 4 .745 10/26/48 70,595
70,646 (a),(c) JP Morgan Mortgage Trust 2021-11 2 .500 01/25/52 59,125
69,990 (a),(c) JP Morgan Mortgage Trust 2021-7 2 .500 11/25/51 58,575
178,709 (a),(c) JP Morgan Mortgage Trust 2021-INV4 3 .206 01/25/52 147,789
178,945 (a),(c) JP Morgan Mortgage Trust 2021-INV6 3 .345 04/25/52 149,547
150,000 JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .694 03/15/50 148,489
100,000 (c) JPMDB Commercial Mortgage Securities Trust 2017-C5 3 .858 03/15/50 92,319
100,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 95,154
100,000 (a) Lmdv Issuer Co LLC 5 .310 12/15/55 100,767
250,000 (a),(c) Magnetite XXIII Ltd (TSFR3M + 3.312%) 6 .980 01/25/35 250,013
100,000 (a) MetroNet Infrastructure Issuer LLC 5 .163 12/20/55 101,049
80,750 (a),(c) Morgan Stanley Residential Mortgage Loan Trust 2023-1 4 .000 02/25/53 75,350
100,000 (a),(c) MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M + 2.394%) 3 .673 03/15/39 100,168
250,000 (a),(d) OHS Issuer LLC 6 .000 02/25/61 247,462
175,000 (a) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 163,177
200,000 (a) Onemain Financial Issuance Trust 2025-1 5 .200 07/14/38 202,905
100,000 (a) Planet Fitness Master Issuer LLC 5 .274 12/06/55 100,907
300,000 (a) QTS Issuer ABS II LLC 5 .364 01/05/56 301,676
201,199 (a),(c) Sequoia Mortgage Trust 2020-1 3 .853 02/25/50 162,107
99,273 (a),(c) Sequoia Mortgage Trust 2025-S2 4 .000 11/25/55 92,946
209,723 (a) Sierra Timeshare 2024-3 Receivables Funding LLC 4 .980 08/20/41 210,505
100,000 (a) Sotheby's Artfi Master Trust 6 .800 06/20/33 100,410
150,000 (a),(c) SYCA Commercial Mortgage Trust 2025-WAG 5 .884 11/10/42 151,964
147,375 (a) Taco Bell Funding LLC 2 .294 08/25/51 137,177
150,000 (a) Taco Bell Funding LLC 4 .821 08/25/55 149,588
150,000 (a),(c) TX Trust 2024-HOU (TSFR1M + 1.591%) 5 .272 06/15/39 150,275
100,000 (c) UBS Commercial Mortgage Trust 2018-C11 4 .713 06/15/51 95,123
114,000 (c) UBS Commercial Mortgage Trust 2018-C13 4 .585 10/15/51 111,611
100,000 (a) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 100,499
200,000 (a) UNITK 2026-1A A2 5 .219 02/25/56 200,625

Portfolio of Investments January 31, 2026
(continued)
NCPB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 150,000 (a),(c) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
1.842%)
5 .522% 11/15/41 $ 150,875
150,000 (c) Wells Fargo Commercial Mortgage Trust 2024-C63 5 .820 08/15/57 157,271
183,945 (a) Wendy's Funding LLC 3 .884 03/15/48 181,719
99,719 (a) Willis Engine Structured Trust IX 5 .159 12/15/50 99,734
TOTAL SECURITIZED
(Cost $23,928,904) 24,381,591
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 15.7%
110,000 United States Treasury Note/Bond 3 .500 10/31/27 109,923
105,000 United States Treasury Note/Bond 4 .125 02/29/32 106,021
47,000 United States Treasury Note/Bond 4 .125 05/31/32 47,402
8,000 United States Treasury Note/Bond 4 .125 07/31/32 8,007
200,000 United States Treasury Note/Bond 3 .750 10/31/32 196,891
491,000 United States Treasury Note/Bond 4 .250 08/15/35 491,460
1,125,000 United States Treasury Note/Bond 4 .000 11/15/35 1,101,973
333,000 United States Treasury Note/Bond 4 .125 08/15/44 304,513
2,652,000 United States Treasury Note/Bond 4 .625 11/15/44 2,587,565
160,000 United States Treasury Note/Bond 4 .750 02/15/45 158,512
440,000 United States Treasury Note/Bond 5 .000 05/15/45 449,625
395,000 United States Treasury Note/Bond 4 .750 08/15/45 397,284
2,451,000 United States Treasury Note/Bond 4 .750 05/15/55 2,396,235
350,000 United States Treasury Note/Bond 4 .750 08/15/55 342,289
235,000 United States Treasury Note/Bond 3 .375 12/31/27 234,321
TOTAL U.S. TREASURY
(Cost $9,030,756) 8,932,021
TOTAL LONG-TERM INVESTMENTS
(Cost $56,147,519) 56,870,424
OTHER ASSETS & LIABILITIES, NET - 0.1% 70,363
NET ASSETS - 100% $ 56,940,787
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $19,105,310 or 33.6% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2026
NUAG
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
CORPORATE DEBT - 31.0%
FINANCIALS - 9.7%
$ 5,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .625% 10/15/27 $ 5,041
1,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .000 10/29/28 970
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 159,877
38,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 35,158
10,000 Aetna Inc 6 .750 12/15/37 10,997
4,000 Aetna Inc 4 .500 05/15/42 3,436
10,000 Aetna Inc 4 .750 03/15/44 8,689
10,000 Affiliated Managers Group Inc 3 .300 06/15/30 9,540
7,000 Air Lease Corp 2 .200 01/15/27 6,882
8,000 Air Lease Corp 3 .625 04/01/27 7,935
22,000 Air Lease Corp 3 .250 10/01/29 21,105
30,000 Air Lease Corp 3 .000 02/01/30 28,210
23,000 Alexandria Real Estate Equities Inc 3 .550 03/15/52 15,905
50,000 Allstate Corp/The 5 .250 03/30/33 51,727
68,000 Ally Financial Inc 2 .200 11/02/28 64,473
11,000 Ally Financial Inc 8 .000 11/01/31 12,473
10,000 American Financial Group Inc/OH 4 .500 06/15/47 8,414
19,000 Aon Corp 2 .800 05/15/30 17,938
1,000 Aon Corp / Aon Global Holdings PLC 2 .600 12/02/31 904
55,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 57,089
100,000 Aon North America Inc 5 .750 03/01/54 99,720
30,000 Apollo Debt Solutions BDC 5 .875 08/30/30 30,230
50,000 Ares Capital Corp 5 .500 09/01/30 50,263
10,000 Ares Capital Corp 5 .100 01/15/31 9,830
20,000 Ares Management Corp 5 .600 10/11/54 18,750
50,000 Ares Strategic Income Fund 5 .600 02/15/30 50,000
50,000 Arthur J Gallagher & Co 5 .150 02/15/35 50,389
30,000 Arthur J Gallagher & Co 6 .750 02/15/54 33,258
100,000 Arthur J Gallagher & Co 5 .750 07/15/54 98,081
7,000 Assurant Inc 3 .700 02/22/30 6,799
10,000 Assurant Inc 2 .650 01/15/32 8,882
70,000 Athene Holding Ltd 4 .125 01/12/28 69,993
1,000 Athene Holding Ltd 6 .150 04/03/30 1,060
30,000 Athene Holding Ltd 6 .250 04/01/54 29,207
7,000 AXIS Specialty Finance PLC 4 .000 12/06/27 6,992
10,000 Bain Capital Specialty Finance Inc 5 .950 03/15/30 9,984
44,000 Banco Santander SA 2 .749 12/03/30 40,126
100,000 Banco Santander SA 6 .938 11/07/33 114,009
40,000 Bank of Nova Scotia/The 4 .588 05/04/37 39,165
11,000 BankUnited Inc 5 .125 06/11/30 11,058
43,000 Barclays PLC 5 .088 06/20/30 43,800
24,000 Barclays PLC 3 .811 03/10/42 19,414
20,000 BGC Group Inc 8 .000 05/25/28 21,387
20,000 Blackstone Private Credit Fund 4 .000 01/15/29 19,422
20,000 Blackstone Private Credit Fund 5 .950 07/16/29 20,336
20,000 Blackstone Private Credit Fund 6 .250 01/25/31 20,367
16,000 Blackstone Secured Lending Fund 2 .125 02/15/27 15,621
10,000 Blackstone Secured Lending Fund 5 .300 06/30/30 9,921
1,000 Blue Owl Capital Corp 2 .625 01/15/27 979
20,000 Blue Owl Capital Corp 3 .125 04/13/27 19,592
10,000 Blue Owl Capital Corp 6 .200 07/15/30 10,091
14,000 Blue Owl Credit Income Corp 4 .700 02/08/27 13,980
30,000 Blue Owl Credit Income Corp 5 .800 03/15/30 29,755
30,000 Blue Owl Finance LLC 4 .375 02/15/32 28,422
30,000 Boston Properties LP 6 .500 01/15/34 32,191
14,000 (a) Brighthouse Financial Inc 5 .625 05/15/30 14,244
50,000 Brighthouse Financial Inc 4 .700 06/22/47 36,901
24,000 Brown & Brown Inc 2 .375 03/15/31 21,572
70,000 Brown & Brown Inc 5 .250 06/23/32 71,406

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 8,000 Capital One Financial Corp 4 .100% 02/09/27 $ 8,007
44,000 Capital One Financial Corp 3 .800 01/31/28 43,786
21,000 Capital One Financial Corp 4 .927 05/10/28 21,217
7,000 Capital One Financial Corp 3 .273 03/01/30 6,791
50,000 Capital One Financial Corp 7 .624 10/30/31 56,126
46,000 Capital One Financial Corp 2 .359 07/29/32 40,203
31,000 Capital One Financial Corp 5 .268 05/10/33 31,624
10,000 Capital One Financial Corp 7 .964 11/02/34 11,688
50,000 Centene Corp 2 .500 03/01/31 43,239
200,000 Citigroup Inc 5 .827 02/13/35 206,788
30,000 Citigroup Inc 6 .020 01/24/36 31,275
10,000 Citigroup Inc 5 .300 05/06/44 9,677
12,000 Citizens Financial Group Inc 2 .500 02/06/30 11,188
40,000 Citizens Financial Group Inc 5 .253 03/05/31 41,018
50,000 Citizens Financial Group Inc 5 .299 01/29/36 50,238
8,000 CNA Financial Corp 3 .900 05/01/29 7,948
8,000 CNO Financial Group Inc 5 .250 05/30/29 8,143
20,000 Comerica Bank 5 .332 08/25/33 20,199
50,000 Cooperatieve Rabobank UA 5 .750 12/01/43 50,221
46,000 Corebridge Financial Inc 3 .850 04/05/29 45,522
50,000 Corebridge Financial Inc 4 .400 04/05/52 40,599
81,000 Deutsche Bank AG/New York NY 3 .547 09/18/31 77,138
80,000 Deutsche Bank AG/New York NY 7 .079 02/10/34 87,906
50,000 Elevance Health Inc 4 .550 03/01/48 42,360
40,000 Elevance Health Inc 5 .650 06/15/54 38,614
10,000 Enact Holdings Inc 6 .250 05/28/29 10,480
13,000 Enstar Group Ltd 3 .100 09/01/31 11,665
11,000 Equitable Holdings Inc 4 .350 04/20/28 11,061
25,000 Essex Portfolio LP 5 .375 04/01/35 25,590
50,000 Everest Reinsurance Holdings Inc 4 .868 06/01/44 44,229
10,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 6,963
50,000 Fairfax Financial Holdings Ltd 4 .850 04/17/28 50,689
24,000 Fairfax Financial Holdings Ltd 4 .625 04/29/30 24,148
10,000 Fairfax Financial Holdings Ltd 6 .100 03/15/55 10,078
21,000 Fidelity National Financial Inc 3 .400 06/15/30 20,040
10,000 Fidelity National Financial Inc 3 .200 09/17/51 6,378
13,000 Fifth Third Bancorp 3 .950 03/14/28 12,990
40,000 Fifth Third Bancorp 6 .361 10/27/28 41,528
11,000 First American Financial Corp 2 .400 08/15/31 9,633
30,000 First American Financial Corp 5 .450 09/30/34 30,159
10,000 First Horizon Bank 5 .750 05/01/30 10,311
10,000 First-Citizens Bank & Trust Co 6 .125 03/09/28 10,350
11,000 FS KKR Capital Corp 3 .250 07/15/27 10,652
20,000 FS KKR Capital Corp 6 .125 01/15/31 19,367
6,000 GATX Corp 4 .550 11/07/28 6,066
30,000 GATX Corp 6 .050 03/15/34 31,962
50,000 GATX Corp 4 .500 03/30/45 41,681
91,000 Goldman Sachs Group Inc/The 6 .450 05/01/36 99,190
100,000 Goldman Sachs Group Inc/The 5 .387 02/02/41 99,068
50,000 Goldman Sachs Group Inc/The 5 .150 05/22/45 46,844
20,000 (a),(b) Goldman Sachs Private Credit Corp 5 .875 01/31/31 19,814
23,000 Golub Capital BDC Inc 2 .050 02/15/27 22,423
20,000 Golub Capital Private Credit Fund 5 .875 05/01/30 20,226
20,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 20,424
10,000 Hercules Capital Inc 3 .375 01/20/27 9,876
40,000 (b) HPS Corporate Lending Fund 5 .650 04/02/31 39,731
216,000 HSBC Holdings PLC 6 .800 06/01/38 241,794
50,000 Humana Inc 6 .000 05/01/55 47,600
62,000 Huntington Bancshares Inc/OH 2 .550 02/04/30 57,836
10,000 Independent Bank Corp 7 .250 04/01/35 10,587
8,000 Jackson Financial Inc 5 .170 06/08/27 8,104
10,000 Jefferies Financial Group Inc 5 .875 07/21/28 10,389

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 19,000 Jefferies Financial Group Inc 4 .150% 01/23/30 $ 18,753
50,000 Jefferies Financial Group Inc 2 .750 10/15/32 43,692
20,000 Jefferies Financial Group Inc 6 .500 01/20/43 20,623
42,000 Kemper Corp 3 .800 02/23/32 38,842
17,000 KeyCorp 2 .550 10/01/29 16,097
50,000 (a) KeyCorp 5 .121 04/04/31 51,228
21,000 Lazard Group LLC 4 .500 09/19/28 21,146
10,000 Lazard Group LLC 6 .000 03/15/31 10,604
10,000 Lincoln National Corp 6 .300 10/09/37 10,645
130,000 Lloyds Banking Group PLC 3 .369 12/14/46 96,810
50,000 LPL Holdings Inc 5 .150 06/15/30 50,996
12,000 Markel Group Inc 3 .350 09/17/29 11,624
20,000 Markel Group Inc 6 .000 05/16/54 20,225
100,000 MetLife Inc 6 .350 03/15/55 105,026
42,000 Morgan Stanley 3 .950 04/23/27 41,993
1,000 Morgan Stanley 2 .484 09/16/36 879
50,000 Morgan Stanley 5 .073 01/30/37 49,768
10,000 Morgan Stanley Direct Lending Fund 6 .150 05/17/29 10,316
53,000 Nasdaq Inc 5 .550 02/15/34 55,396
30,000 Nasdaq Inc 3 .250 04/28/50 20,731
10,000 (a) New Mountain Finance Corp 6 .875 02/01/29 10,193
11,000 NNN REIT Inc 3 .000 04/15/52 6,902
43,000 Nomura Holdings Inc 5 .386 07/06/27 43,715
4,000 Nomura Holdings Inc 2 .710 01/22/29 3,828
12,000 Nomura Holdings Inc 3 .103 01/16/30 11,413
1,000 Nomura Holdings Inc 2 .679 07/16/30 926
100,000 Nomura Holdings Inc 6 .181 01/18/33 107,678
10,000 Oaktree Specialty Lending Corp 2 .700 01/15/27 9,798
10,000 (b) Oaktree Strategic Credit Fund 6 .190 07/15/30 9,931
10,000 Old Republic International Corp 3 .850 06/11/51 7,237
30,000 PartnerRe Finance B LLC 4 .500 10/01/50 28,342
10,000 Pinnacle Financial Partners Inc 6 .168 11/01/30 10,416
7,000 Prudential Financial Inc 5 .700 09/15/48 7,093
41,000 Prudential Financial Inc 3 .700 10/01/50 38,265
10,000 Regions Bank/Birmingham AL 6 .450 06/26/37 10,744
34,000 Regions Financial Corp 1 .800 08/12/28 32,207
10,000 Royal Bank of Canada 6 .350 11/24/84 9,834
50,000 Royal Bank of Canada 6 .500 11/24/85 49,764
20,000 Sabra Health Care LP 3 .200 12/01/31 18,310
70,000 Santander Holdings USA Inc 4 .400 07/13/27 70,278
1,000 Santander Holdings USA Inc 2 .490 01/06/28 985
30,000 Santander UK Group Holdings PLC 2 .469 01/11/28 29,538
20,000 Sixth Street Lending Partners 6 .125 07/15/30 20,468
60,000 Stewart Information Services Corp 3 .600 11/15/31 54,216
12,000 Stifel Financial Corp 4 .000 05/15/30 11,766
40,000 Synchrony Financial 5 .935 08/02/30 41,429
50,000 Truist Financial Corp 4 .597 01/27/32 50,127
50,000 Unum Group 4 .500 12/15/49 40,610
10,000 Ventas Realty LP 5 .000 01/15/35 9,986
30,000 Ventas Realty LP 4 .875 04/15/49 26,306
15,000 W R Berkley Corp 4 .000 05/12/50 11,581
50,000 W R Berkley Corp 3 .550 03/30/52 35,294
10,000 Webster Financial Corp 4 .100 03/25/29 9,921
50,000 Wells Fargo & Co 5 .950 12/15/36 52,622
200,000 Wells Fargo & Co 4 .650 11/04/44 174,920
50,000 Wells Fargo & Co 5 .433 01/23/47 49,005
14,000 Willis North America Inc 4 .500 09/15/28 14,107
70,000 Willis North America Inc 5 .050 09/15/48 63,006
TOTAL FINANCIALS 5,863,556

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL - 12.1%
$ 10,000 Adventist Health System/West 3 .630% 03/01/49 $ 6,797
10,000 Albemarle Corp 5 .650 06/01/52 8,962
34,000 Altria Group Inc 5 .800 02/14/39 34,785
10,000 Altria Group Inc 3 .400 02/04/41 7,704
50,000 Altria Group Inc 4 .450 05/06/50 39,993
30,000 American Tower Corp 3 .700 10/15/49 22,318
70,000 Amgen Inc 6 .375 06/01/37 77,447
48,000 Amgen Inc 3 .150 02/21/40 37,825
6,000 Amgen Inc 5 .150 11/15/41 5,788
1,000 Amgen Inc 3 .000 01/15/52 648
11,000 Amgen Inc 4 .200 02/22/52 8,729
100,000 Amgen Inc 2 .770 09/01/53 59,706
60,000 APA Corp 6 .000 01/15/37 60,516
50,000 APA Corp 5 .350 07/01/49 42,298
10,000 Aptiv Swiss Holdings Ltd 5 .400 03/15/49 9,293
13,000 Aptiv Swiss Holdings Ltd 3 .100 12/01/51 8,398
20,000 ArcelorMittal SA 6 .750 03/01/41 21,888
57,000 AT&T Inc 4 .850 03/01/39 53,937
100,000 AT&T Inc 6 .000 08/15/40 104,137
90,000 AT&T Inc 3 .500 06/01/41 70,733
10,000 AT&T Inc 5 .700 03/01/57 9,580
70,000 AT&T Inc 3 .650 09/15/59 46,189
40,000 AT&T Inc 3 .500 02/01/61 25,358
21,000 Barrick North America Finance LLC 5 .700 05/30/41 21,388
20,000 BAT Capital Corp 7 .079 08/02/43 22,452
50,000 BAT Capital Corp 3 .984 09/25/50 36,877
20,000 Baxter International Inc 3 .500 08/15/46 14,126
23,000 Becton Dickinson & Co 4 .685 12/15/44 20,376
20,000 Berry Global Inc 5 .650 01/15/34 20,875
34,000 Biogen Inc 5 .200 09/15/45 31,402
65,000 Boeing Co/The 5 .705 05/01/40 66,446
40,000 Boeing Co/The 3 .500 03/01/45 28,961
70,000 Boeing Co/The 3 .900 05/01/49 52,313
10,000 Boeing Co/The 3 .825 03/01/59 6,959
50,000 Booz Allen Hamilton Inc 5 .950 04/15/35 51,445
8,000 BorgWarner Inc 4 .375 03/15/45 6,682
10,000 Bunge Ltd Finance Corp 5 .250 04/21/32 10,327
22,000 Canadian Natural Resources Ltd 6 .750 02/01/39 24,006
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,973
10,000 Canadian Pacific Railway Co 3 .000 12/02/41 7,506
14,000 Canadian Pacific Railway Co 4 .700 05/01/48 12,451
30,000 Canadian Pacific Railway Co 4 .200 11/15/69 22,385
20,000 Cardinal Health Inc 4 .500 11/15/44 17,198
6,000 Carrier Global Corp 3 .577 04/05/50 4,426
10,000 Carrier Global Corp 6 .200 03/15/54 10,826
50,000 Celulosa Arauco y Constitucion SA 5 .500 11/02/47 44,785
5,000 Cenovus Energy Inc 5 .250 06/15/37 4,866
10,000 CF Industries Inc 5 .375 03/15/44 9,453
1,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
3 .500 03/01/42 694
100,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
6 .484 10/23/45 94,118
54,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .375 05/01/47 44,336
50,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .125 07/01/49 39,375
21,000 Charter Communications Operating LLC / Charter
Communications Operating Capital
5 .250 04/01/53 16,772
20,000 Cigna Group/The 3 .200 03/15/40 15,663
50,000 Cigna Group/The 6 .125 11/15/41 52,441
33,000 Cigna Group/The 4 .900 12/15/48 29,259
11,000 Conagra Brands Inc 5 .300 11/01/38 10,389

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 10,000 Constellation Brands Inc 5 .250% 11/15/48 $ 9,272
10,000 Continental Resources Inc/OK 4 .900 06/01/44 8,093
10,000 Corning Inc 3 .900 11/15/49 7,756
50,000 Corning Inc 5 .850 11/15/68 48,808
10,000 Crown Castle Inc 4 .750 05/15/47 8,614
50,000 CVS Health Corp 5 .000 09/15/32 50,827
28,000 CVS Health Corp 4 .780 03/25/38 26,281
100,000 CVS Health Corp 5 .050 03/25/48 87,941
20,000 CVS Health Corp 6 .000 06/01/63 19,221
20,000 Dell International LLC / EMC Corp 8 .100 07/15/36 24,004
10,000 Dell International LLC / EMC Corp 8 .350 07/15/46 12,600
19,000 Devon Energy Corp 5 .600 07/15/41 18,727
10,000 Devon Energy Corp 4 .750 05/15/42 8,782
36,000 Diamondback Energy Inc 4 .250 03/15/52 28,249
10,000 Dick's Sporting Goods Inc 4 .100 01/15/52 7,313
7,000 Dollar General Corp 4 .125 04/03/50 5,513
11,000 Dollar Tree Inc 3 .375 12/01/51 7,417
12,000 Dow Chemical Co/The 4 .250 10/01/34 10,971
8,000 Dow Chemical Co/The 5 .250 11/15/41 7,212
10,000 Dow Chemical Co/The 5 .550 11/30/48 8,846
10,000 Dow Chemical Co/The 5 .600 02/15/54 8,728
20,000 Dow Chemical Co/The 5 .950 03/15/55 18,315
50,000 Eastern Energy Gas Holdings LLC 5 .800 01/15/35 52,820
6,000 Eastman Chemical Co 4 .800 09/01/42 5,351
10,000 Eastman Chemical Co 4 .650 10/15/44 8,513
20,000 eBay Inc 4 .000 07/15/42 16,531
20,000 Enbridge Inc 6 .700 11/15/53 22,001
20,000 Enbridge Inc 8 .500 01/15/84 22,887
22,000 Energy Transfer LP 5 .800 06/15/38 22,427
10,000 Energy Transfer LP 5 .150 02/01/43 9,040
22,000 Energy Transfer LP 5 .000 05/15/44 19,338
22,000 Equifax Inc 2 .350 09/15/31 19,627
20,000 FactSet Research Systems Inc 3 .450 03/01/32 18,596
10,000 FedEx Corp 4 .900 01/15/34 10,055
20,000 FedEx Corp 3 .250 05/15/41 15,402
10,000 FedEx Corp 5 .100 01/15/44 9,315
20,000 FedEx Corp 4 .750 11/15/45 17,521
50,000 FedEx Corp 4 .050 02/15/48 38,918
14,000 FedEx Corp 4 .050 02/15/48 10,897
41,000 Fidelity National Information Services Inc 1 .650 03/01/28 39,026
50,000 Fidelity National Information Services Inc 4 .750 05/15/48 42,171
37,000 Fiserv Inc 2 .250 06/01/27 36,128
40,000 Fiserv Inc 5 .625 08/21/33 41,098
40,000 Fiserv Inc 5 .450 03/15/34 40,443
10,000 (a) Ford Motor Co 7 .400 11/01/46 10,814
10,000 Ford Motor Co 5 .291 12/08/46 8,480
10,000 Freeport-McMoRan Inc 5 .400 11/14/34 10,311
12,000 General Mills Inc 4 .550 04/17/38 11,279
10,000 General Mills Inc 5 .400 06/15/40 10,042
42,000 General Motors Co 6 .600 04/01/36 45,751
50,000 General Motors Co 6 .250 10/02/43 51,007
6,000 Global Payments Inc 4 .950 08/15/27 6,071
6,000 Global Payments Inc 4 .450 06/01/28 6,027
25,000 Global Payments Inc 2 .900 05/15/30 23,241
41,000 Global Payments Inc 2 .900 11/15/31 36,782
20,000 Halliburton Co 4 .850 11/15/35 19,697
9,000 Halliburton Co 4 .500 11/15/41 7,859
18,000 Halliburton Co 4 .750 08/01/43 15,995
30,000 Hasbro Inc 5 .100 05/15/44 26,842
30,000 HCA Inc 5 .125 06/15/39 28,953
60,000 HCA Inc 4 .375 03/15/42 51,219
10,000 HCA Inc 3 .500 07/15/51 6,787

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 HCA Inc 6 .000% 04/01/54 $ 19,841
14,000 (a) Hewlett Packard Enterprise Co 6 .200 10/15/35 15,031
10,000 Hewlett Packard Enterprise Co 6 .350 10/15/45 10,182
20,000 Hexcel Corp 5 .875 02/26/35 20,991
30,000 Intel Corp 4 .000 12/15/32 28,742
130,000 Intel Corp 3 .250 11/15/49 84,688
30,000 Intel Corp 5 .700 02/10/53 28,322
10,000 International Flavors & Fragrances Inc 4 .375 06/01/47 8,051
50,000 International Paper Co 5 .000 09/15/35 49,858
18,000 International Paper Co 4 .800 06/15/44 15,904
10,000 International Paper Co 5 .150 05/15/46 9,160
7,000 International Paper Co 4 .400 08/15/47 5,754
30,000 J M Smucker Co/The 4 .375 03/15/45 25,323
70,000 JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co
Holdings
6 .500 12/01/52 72,761
12,000 Johnson Controls International plc 4 .950 07/02/64 10,327
20,000 Keurig Dr Pepper Inc 4 .420 12/15/46 16,318
13,000 Keurig Dr Pepper Inc 4 .500 04/15/52 10,529
20,000 Kinder Morgan Energy Partners LP 7 .500 11/15/40 23,589
41,000 Kinder Morgan Energy Partners LP 6 .375 03/01/41 43,951
30,000 Kinder Morgan Energy Partners LP 5 .400 09/01/44 28,676
11,000 Kinder Morgan Inc 3 .600 02/15/51 7,748
10,000 Koninklijke Philips NV 6 .875 03/11/38 11,321
50,000 Kraft Heinz Foods Co 5 .000 06/04/42 45,602
24,000 Kraft Heinz Foods Co 5 .500 06/01/50 22,349
74,000 Kroger Co/The 5 .400 01/15/49 70,643
50,000 Kyndryl Holdings Inc 4 .100 10/15/41 39,440
10,000 L3Harris Technologies Inc 5 .054 04/27/45 9,596
10,000 Laboratory Corp of America Holdings 4 .550 04/01/32 9,972
12,000 Leggett & Platt Inc 3 .500 11/15/51 7,824
100,000 Lowe's Cos Inc 5 .000 04/15/40 96,738
9,000 Lowe's Cos Inc 4 .050 05/03/47 7,161
41,000 Lowe's Cos Inc 4 .250 04/01/52 32,561
29,000 LYB International Finance BV 5 .250 07/15/43 24,980
10,000 LYB International Finance III LLC 3 .800 10/01/60 6,146
11,000 Marathon Petroleum Corp 6 .500 03/01/41 11,762
10,000 Marathon Petroleum Corp 5 .850 12/15/45 9,765
30,000 Marriott International Inc/MD 3 .500 10/15/32 27,994
21,000 Martin Marietta Materials Inc 3 .200 07/15/51 14,138
20,000 Masco Corp 4 .500 05/15/47 16,951
55,000 McDonald's Corp 4 .700 12/09/35 54,598
30,000 McDonald's Corp 3 .625 09/01/49 22,129
30,000 MDC Holdings Inc 6 .000 01/15/43 28,317
33,000 MDC Holdings Inc 3 .966 08/06/61 21,933
30,000 Micron Technology Inc 5 .650 11/01/32 31,667
18,000 Molson Coors Beverage Co 4 .200 07/15/46 14,538
20,000 Mondelez International Inc 1 .875 10/15/32 17,212
30,000 Montefiore Obligated Group 5 .246 11/01/48 24,794
7,000 Moody's Corp 3 .250 01/15/28 6,909
35,000 Moody's Corp 2 .000 08/19/31 31,133
30,000 Moody's Corp 5 .000 08/05/34 30,478
10,000 Mosaic Co/The 5 .625 11/15/43 9,644
32,000 MPLX LP 4 .500 04/15/38 29,153
40,000 MPLX LP 5 .200 03/01/47 35,898
20,000 MPLX LP 5 .200 12/01/47 17,876
20,000 Mylan Inc 5 .200 04/15/48 16,351
50,000 National Fuel Gas Co 5 .950 03/15/35 52,405
11,000 Norfolk Southern Corp 4 .800 08/15/43 9,867
30,000 Norfolk Southern Corp 4 .450 06/15/45 25,997
28,000 Norfolk Southern Corp 3 .700 03/15/53 20,429
10,000 Norfolk Southern Corp 5 .100 08/01/18 8,645
30,000 Northrop Grumman Corp 5 .250 05/01/50 28,596

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 30,000 Northrop Grumman Corp 5 .200% 06/01/54 $ 28,268
100,000 NOV Inc 3 .950 12/01/42 78,830
12,000 Nutrien Ltd 5 .625 12/01/40 12,027
10,000 Nutrien Ltd 6 .125 01/15/41 10,475
10,000 Nutrien Ltd 3 .950 05/13/50 7,640
21,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .250 11/30/51 13,923
20,000 Occidental Petroleum Corp 5 .375 01/01/32 20,571
30,000 Occidental Petroleum Corp 6 .200 03/15/40 30,632
10,000 Occidental Petroleum Corp 4 .400 04/15/46 7,953
10,000 Ochsner LSU Health System of North Louisiana 2 .510 05/15/31 8,569
30,000 ONEOK Inc 6 .400 05/01/37 31,612
13,000 ONEOK Inc 5 .150 10/15/43 11,869
50,000 ONEOK Inc 7 .150 01/15/51 55,640
19,000 ONEOK Partners LP 6 .125 02/01/41 19,664
54,000 Oracle Corp 3 .800 11/15/37 43,479
96,000 Oracle Corp 3 .650 03/25/41 70,051
160,000 Oracle Corp 4 .500 07/08/44 121,351
50,000 Oracle Corp 5 .950 09/26/55 44,089
14,000 Orange SA 5 .375 01/13/42 13,730
20,000 Ovintiv Inc 7 .100 07/15/53 21,655
10,000 Owens Corning 7 .000 12/01/36 11,382
4,000 Owens Corning 4 .300 07/15/47 3,278
3,000 Packaging Corp of America 3 .050 10/01/51 1,964
30,000 Paramount Global 5 .250 04/01/44 21,869
24,000 Paramount Global 4 .900 08/15/44 17,098
5,000 Phillips 66 5 .875 05/01/42 5,036
26,000 Phillips 66 3 .300 03/15/52 17,027
40,000 Phillips 66 Co 6 .200 03/15/56 40,217
30,000 Plains All American Pipeline LP / PAA Finance Corp 4 .300 01/31/43 24,826
10,000 Quest Diagnostics Inc 4 .700 03/30/45 8,989
45,000 Regal Rexnord Corp 6 .400 04/15/33 48,088
100,000 Rogers Communications Inc 7 .500 08/15/38 115,289
50,000 Royalty Pharma PLC 3 .550 09/02/50 34,800
4,000 RPM International Inc 4 .250 01/15/48 3,267
60,000 RTX Corp 4 .450 11/16/38 56,405
10,000 RTX Corp 4 .625 11/16/48 8,771
40,000 RTX Corp 6 .400 03/15/54 44,061
10,000 Sherwin-Williams Co/The 4 .000 12/15/42 8,262
10,000 Sherwin-Williams Co/The 3 .300 05/15/50 6,807
20,000 Solventum Corp 5 .900 04/30/54 20,097
10,000 Sonoco Products Co 5 .750 11/01/40 10,094
10,000 Southern Copper Corp 7 .500 07/27/35 11,853
20,000 Southern Copper Corp 6 .750 04/16/40 22,782
7,000 Southern Copper Corp 5 .250 11/08/42 6,804
30,000 Spectra Energy Partners LP 4 .500 03/15/45 25,392
10,000 Stanley Black & Decker Inc 4 .850 11/15/48 8,772
31,000 Starbucks Corp 3 .350 03/12/50 21,324
16,000 Stryker Corp 4 .100 04/01/43 13,490
24,000 Suncor Energy Inc 4 .000 11/15/47 18,377
50,000 Synopsys Inc 5 .150 04/01/35 50,683
50,000 Sysco Corp 6 .600 04/01/40 55,393
15,000 Sysco Corp 3 .150 12/14/51 10,013
60,000 Takeda Pharmaceutical Co Ltd 3 .175 07/09/50 40,180
30,000 Targa Resources Corp 6 .500 02/15/53 31,471
30,000 Telefonica Emisiones SA 5 .213 03/08/47 26,863
38,000 Time Warner Cable LLC 5 .500 09/01/41 33,327
50,000 Timken Co/The 4 .125 04/01/32 47,984
150,000 T-Mobile USA Inc 4 .375 04/15/40 134,031
50,000 T-Mobile USA Inc 3 .400 10/15/52 33,508
50,000 T-Mobile USA Inc 5 .850 02/15/56 49,306
19,000 TransCanada PipeLines Ltd 5 .100 03/15/49 17,609
30,000 Transcanada Trust 5 .600 03/07/82 29,866

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 50,000 (b) Transcontinental Gas Pipe Line Co LLC 5 .100% 03/15/36 $ 50,188
36,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 27,831
4,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 3,644
10,000 Tyson Foods Inc 4 .550 06/02/47 8,614
11,000 Tyson Foods Inc 5 .100 09/28/48 10,166
20,000 Uber Technologies Inc 5 .350 09/15/54 19,030
60,000 Vale Canada Ltd 7 .200 09/15/32 66,450
20,000 Vale Overseas Ltd 6 .125 06/12/33 21,420
10,000 Valero Energy Corp 6 .625 06/15/37 11,031
23,000 Valero Energy Corp 3 .650 12/01/51 15,946
50,000 VeriSign Inc 5 .250 06/01/32 51,257
100,000 Verisk Analytics Inc 5 .250 03/15/35 101,479
50,000 Verizon Communications Inc 4 .272 01/15/36 46,860
102,000 Verizon Communications Inc 3 .400 03/22/41 79,483
7,000 Verizon Communications Inc 2 .850 09/03/41 5,036
80,000 Verizon Communications Inc 4 .862 08/21/46 70,792
16,000 Verizon Communications Inc 4 .000 03/22/50 12,154
26,000 Verizon Communications Inc 3 .875 03/01/52 19,238
50,000 Verizon Communications Inc 5 .875 11/30/55 49,356
86,000 Viatris Inc 3 .850 06/22/40 66,211
10,000 VICI Properties LP 5 .125 05/15/32 10,061
10,000 VICI Properties LP 5 .625 05/15/52 9,359
70,000 Vodafone Group PLC 4 .875 06/19/49 61,358
20,000 Vulcan Materials Co 4 .700 03/01/48 17,570
20,000 Western Midstream Operating LP 5 .250 02/01/50 17,175
20,000 Western Union Co/The 2 .750 03/15/31 18,419
23,000 Westlake Corp 3 .125 08/15/51 14,037
10,000 Westlake Corp 3 .375 08/15/61 5,943
10,000 Williams Cos Inc/The 5 .800 11/15/43 9,934
20,000 Woodside Finance Ltd 5 .100 09/12/34 19,769
6,000 Zimmer Biomet Holdings Inc 5 .750 11/30/39 6,188
21,000 Zoetis Inc 4 .700 02/01/43 19,209
TOTAL INDUSTRIAL 7,286,481
UTILITY - 9.2%
50,000 AEP Texas Inc 5 .700 05/15/34 52,147
65,000 AEP Texas Inc 3 .800 10/01/47 48,049
100,000 AEP Texas Inc 5 .250 05/15/52 91,156
150,000 Arizona Public Service Co 5 .700 08/15/34 157,327
50,000 Arizona Public Service Co 2 .650 09/15/50 29,898
50,000 Arizona Public Service Co 5 .900 08/15/55 50,902
75,000 Berkshire Hathaway Energy Co 6 .125 04/01/36 81,281
10,000 Black Hills Corp 4 .200 09/15/46 7,983
61,000 Black Hills Corp 3 .875 10/15/49 45,615
80,000 CenterPoint Energy Inc 6 .850 02/15/55 84,851
18,000 Cleco Corporate Holdings LLC 4 .973 05/01/46 15,492
10,000 CMS Energy Corp 4 .700 03/31/43 8,645
11,000 CMS Energy Corp 4 .875 03/01/44 9,840
50,000 Constellation Energy Generation LLC 5 .800 03/01/33 53,069
50,000 Constellation Energy Generation LLC 6 .125 01/15/34 53,970
110,000 Constellation Energy Generation LLC 6 .500 10/01/53 119,061
70,000 Dayton Power & Light Co/The 3 .950 06/15/49 52,515
20,000 Dominion Energy Inc 2 .250 08/15/31 17,866
200,000 Dominion Energy Inc 7 .000 06/15/38 226,003
7,000 Dominion Energy Inc 4 .900 08/01/41 6,450
43,000 Dominion Energy Inc 4 .850 08/15/52 37,009
50,000 Dominion Energy Inc 7 .000 06/01/54 54,068
100,000 Dominion Energy Inc 6 .625 05/15/55 102,813
75,000 Duke Energy Corp 4 .500 08/15/32 74,797
75,000 Duke Energy Corp 4 .950 09/15/35 74,346
287,000 Duke Energy Corp 3 .950 08/15/47 220,705
1,000 Duke Energy Corp 5 .000 08/15/52 880

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 75,000 Duke Energy Corp 6 .450% 09/01/54 $ 78,467
27,000 El Paso Electric Co 5 .000 12/01/44 23,982
32,000 Emera US Finance LP 4 .750 06/15/46 27,367
1,000 Entergy Corp 3 .750 06/15/50 728
21,000 Essential Utilities Inc 3 .351 04/15/50 14,513
50,000 Eversource Energy 5 .850 04/15/31 52,757
6,000 Eversource Energy 3 .450 01/15/50 4,264
100,000 Exelon Corp 5 .450 03/15/34 103,776
3,000 Exelon Corp 4 .950 06/15/35 2,979
21,000 Exelon Corp 5 .100 06/15/45 19,358
7,000 Exelon Corp 4 .450 04/15/46 5,884
1,000 Exelon Corp 4 .700 04/15/50 853
18,000 Iberdrola International BV 6 .750 07/15/36 20,416
125,000 Interstate Power and Light Co 5 .600 06/29/35 130,036
1,000 ITC Holdings Corp 5 .300 07/01/43 955
100,000 National Grid PLC 5 .418 01/11/34 103,169
12,000 National Grid USA 5 .803 04/01/35 12,557
100,000 NextEra Energy Capital Holdings Inc 5 .300 03/15/32 103,874
129,000 NextEra Energy Capital Holdings Inc 5 .000 07/15/32 131,946
150,000 NextEra Energy Capital Holdings Inc 5 .550 03/15/54 144,699
100,000 NextEra Energy Capital Holdings Inc 6 .500 08/15/55 105,129
80,000 NiSource Inc 5 .350 07/15/35 81,608
58,000 NiSource Inc 5 .950 06/15/41 59,692
21,000 NiSource Inc 5 .650 02/01/45 20,873
200,000 NiSource Inc 4 .375 05/15/47 165,810
7,000 NiSource Inc 3 .950 03/30/48 5,415
19,000 NiSource Inc 5 .000 06/15/52 16,718
4,000 Oglethorpe Power Corp 5 .950 11/01/39 4,173
60,000 Oglethorpe Power Corp 5 .375 11/01/40 58,948
14,000 Oglethorpe Power Corp 4 .250 04/01/46 11,060
13,000 Oglethorpe Power Corp 5 .050 10/01/48 11,616
90,000 Oglethorpe Power Corp 3 .750 08/01/50 64,677
7,000 Oglethorpe Power Corp 5 .250 09/01/50 6,338
250,000 Ohio Power Co 4 .150 04/01/48 201,090
40,000 Pacific Gas and Electric Co 5 .900 06/15/32 42,036
100,000 Pacific Gas and Electric Co 6 .400 06/15/33 107,757
110,000 Pacific Gas and Electric Co 6 .950 03/15/34 121,925
210,000 Pacific Gas and Electric Co 4 .500 07/01/40 182,711
59,000 Pacific Gas and Electric Co 4 .200 06/01/41 48,880
6,000 Pacific Gas and Electric Co 4 .450 04/15/42 4,989
158,000 Pacific Gas and Electric Co 3 .750 08/15/42 119,925
7,000 Pacific Gas and Electric Co 4 .300 03/15/45 5,567
300,000 Pacific Gas and Electric Co 4 .250 03/15/46 233,937
7,000 Pacific Gas and Electric Co 4 .000 12/01/46 5,265
7,000 Pacific Gas and Electric Co 3 .950 12/01/47 5,219
106,000 Pacific Gas and Electric Co 4 .950 07/01/50 89,888
54,000 Pacific Gas and Electric Co 5 .250 03/01/52 47,213
75,000 PacifiCorp 5 .300 02/15/31 77,174
115,000 Piedmont Natural Gas Co Inc 3 .640 11/01/46 86,021
11,000 Piedmont Natural Gas Co Inc 3 .350 06/01/50 7,572
100,000 Potomac Electric Power Co 5 .500 03/15/54 96,391
50,000 Public Service Enterprise Group Inc 5 .400 03/15/35 51,393
38,000 Sempra 3 .800 02/01/38 32,639
34,000 Sempra 4 .000 02/01/48 26,030
100,000 Southern Co Gas Capital Corp 4 .950 09/15/34 100,070
50,000 Southern Co Gas Capital Corp 6 .000 10/01/34 53,183
101,000 Southern Co Gas Capital Corp 4 .400 05/30/47 84,295
80,000 Southern Co/The 5 .700 03/15/34 84,055
51,000 Southern Power Co 4 .950 12/15/46 45,406
45,000 Southwest Gas Corp 4 .150 06/01/49 35,506
1,000 Southwestern Electric Power Co 3 .900 04/01/45 774
109,000 Southwestern Electric Power Co 3 .250 11/01/51 71,710

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 21,000 Southwestern Public Service Co 6 .000% 10/01/36 $ 21,782
18,000 Spire Inc 4 .700 08/15/44 15,378
100,000 Wisconsin Power and Light Co 5 .375 03/30/34 103,150
7,000 Xcel Energy Inc 4 .800 09/15/41 6,368
TOTAL UTILITY 5,586,674
TOTAL CORPORATE DEBT
(Cost $19,051,805) 18,736,711
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 8.4%
GOVERNMENT AGENCY - 0.8%
26,000 CI Financial Corp 3 .200 12/17/30 23,604
10,000 CoBank ACB 7 .250 07/01/74 10,229
70,000 Export-Import Bank of Korea 2 .500 06/29/41 51,645
25,000 Federal Home Loan Banks 3 .625 09/04/26 24,996
50,000 Federal Home Loan Banks 3 .875 06/04/27 50,223
1,000 Federal National Mortgage Association 1 .875 09/24/26 989
15,000 Federal National Mortgage Association 5 .625 07/15/37 16,440
20,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 20,679
70,000 Tennessee Valley Authority 4 .650 06/15/35 71,658
9,000 Tennessee Valley Authority 5 .250 09/15/39 9,475
129,000 Tennessee Valley Authority 3 .500 12/15/42 107,430
5,000 Tennessee Valley Authority 4 .250 09/15/52 4,239
50,000 Tennessee Valley Authority 5 .250 02/01/55 49,549
50,000 Tennessee Valley Authority 4 .250 09/15/65 41,089
TOTAL GOVERNMENT AGENCY 482,245
MUNICIPAL BONDS - 1.8%
18,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Series 2021F-3
3 .126 04/01/55 11,979
16,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco
Bay Area Toll Bridge, Subordinate Lien, Build America Federally
Taxable Bond Series 2010S-1
6 .918 04/01/40 18,186
60,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Green Series 2016B
3 .852 08/15/46 49,686
42,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .719 11/01/52 27,676
10,000 California State University, Systemwide Revenue Bonds, Taxable
Series 2021B
2 .939 11/01/52 6,673
50,000 California State, General Obligation Bonds, Build America
Federally Taxable Bonds, Series 2009
7 .300 10/01/39 57,766
70,000 California State, General Obligation Bonds, Taxable Various
Purpose Series 2018
4 .600 04/01/38 71,201
50,000 California State, General Obligation Bonds, Various Purpose
Build America Taxable Bond Series 2010
7 .625 03/01/40 59,818
35,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 35,048
15,000 California State, General Obligation Bonds, Various Purpose
Taxable Series 2018
4 .500 04/01/33 15,227
10,000 Chicago Greater Metropolitan Water Reclamation District, Illinois,
General Obligation Bonds, Build America Taxable Bonds, Series
2009
5 .720 12/01/38 10,365
27,000 Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts
Revenue Bonds, Pension Funding Taxable Series 2008B
6 .899 12/01/40 30,447
17,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Taxable Senior Lien Series 2018C
4 .572 01/01/54 14,897
20,000 Commonwealth Financing Authority, Pennsylvania, Revenue
Bonds Taxable Series 2021A
2 .991 06/01/42 15,511
6,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Plancon Program, Taxable Series
2018A
3 .864 06/01/38 5,575
10,000 Cook County, Illinois, General Obligation Bonds, Build America
Taxable Bonds, Series 2010D
6 .229 11/15/34 10,670

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MUNICIPAL BONDS (continued)
$ 40,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds,
Taxable Refunding Senior Lien Series 2021A
2 .613% 12/01/48 $ 27,537
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .087 11/01/51 16,481
20,000 Dallas Fort Worth International Airport, Texas, Joint Revenue
Bonds Taxable Improvement Series 2022A
4 .507 11/01/51 17,323
40,000 Dallas-Fort Worth International Airport, Texas, Joint Revenue
Bonds, Taxable Refunding Series 2021C
2 .843 11/01/46 29,100
1,000 Dormitory Authority of the State of New York, State Personal
Income Tax Revenue Bonds, General Purpose, Series 2021C
2 .202 03/15/34 852
20,000 Florida State Board of Administration Finance Corporation,
Revenue Bonds, Taxable, Series 2024A
5 .526 07/01/34 21,188
40,000 Grand Parkway Transportation Corporation, Texas, System Toll
Revenue Bonds, Taxable Refunding Subordinate Lien Series
2020B. Tela Supported
3 .236 10/01/52 27,857
1,000 Illinois State, General Obligation Bonds, Pension Funding Series
2003
5 .100 06/01/33 894
20,000 Kansas Development Finance Authority, Kansas, Revenue Bonds,
State of Kansas KPERS Projects, Taxable Series 2021K
2 .774 05/01/51 14,218
30,000 Los Angeles Community College District, California, General
Obligation Bonds, Build America Taxable Bonds, Series 2010
6 .750 08/01/49 33,290
11,000 Michigan Finance Authority, Hospital Revenue Bonds, Trinity
Health Credit Group, Taxable Refunding Series 2019-T
3 .384 12/01/40 9,310
21,000 Missouri Health and Educational Facilities Authority, Revenue
Bonds, Washington University, Series 2016B
3 .086 09/15/51 14,162
36,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4
Project J Bonds, Taxable Build America Bonds Series 2010A
6 .637 04/01/57 38,930
50,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2009F
7 .414 01/01/40 59,412
45,000 New Jersey Turnpike Authority, Revenue Bonds, Build America
Taxable Bonds, Series 2010A
7 .102 01/01/41 52,059
1,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Revenue Bonds, Second Generation
Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA
5 .440 06/15/43 969
50,000 New York City, New York, General Obligation Bonds, Taxable
Fiscal 2025 Series C-2
4 .610 09/01/37 48,923
10,000 Ohio State University, General Receipts Bonds, Build America
Taxable Bond Series 2010C
4 .910 06/01/40 10,001
100,000 Port Authority of New York and New Jersey, Consolidated
Revenue Bonds, Two Hundred Twenty-Fifth Series 2021
3 .175 07/15/60 64,935
39,000 Province of British Columbia Canada 1 .300 01/29/31 34,291
75,000 Sales Tax Securitization Corporation, Illinois, Tax Securitization
Bonds, Taxable Series 2018
3 .238 01/01/42 61,774
93,000 The Rector and Visitors of the University of Virginia, General
Revenue Bonds, Taxable Pledge and Refunding Series 2020
2 .256 09/01/50 53,903
32,000 Tucson, Arizona, Certificates of Participation, Taxable Series
2021A
2 .856 07/01/47 23,624
30,000 University of Michigan, General Revenue Bonds, Series 2022A 3 .504 04/01/52 22,005
TOTAL MUNICIPAL BONDS 1,123,763
SOVEREIGN DEBT - 5.8%
260,000 Chile Government International Bond 4 .340 03/07/42 230,308
1,000 Chile Government International Bond 3 .625 10/30/42 812
102,000 Chile Government International Bond 3 .500 01/25/50 74,307
13,000 Chile Government International Bond 4 .000 01/31/52 10,258
13,000 Chile Government International Bond 3 .250 09/21/71 8,036
1,000 Hungary Government International Bond 7 .625 03/29/41 1,162
1,000 Indonesia Government International Bond 4 .350 01/11/48 842
1,000 Indonesia Government International Bond 5 .350 02/11/49 983
50,000 Indonesia Government International Bond 3 .700 10/30/49 36,945
243,000 Indonesia Government International Bond 4 .300 03/31/52 196,979
10,000 Indonesia Government International Bond 4 .450 04/15/70 7,812
25,000 Indonesia Government International Bond 3 .350 03/12/71 15,393
50,000 Inter-American Development Bank 3 .750 06/14/30 49,968

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 20,000 Inter-American Development Bank 4 .375% 01/24/44 $ 18,635
28,000 Israel Government International Bond 4 .500 01/30/43 24,555
250,000 Israel Government International Bond 4 .125 01/17/48 195,973
50,000 Israel Government International Bond 4 .500 04/03/20 36,961
11,000 Korea International Bond 3 .875 09/20/48 9,195
200,000 Mexico Government International Bond 6 .000 05/07/36 200,750
120,000 Mexico Government International Bond 4 .280 08/14/41 95,646
200,000 Mexico Government International Bond 4 .750 03/08/44 163,570
200,000 Mexico Government International Bond 4 .400 02/12/52 144,460
100,000 Mexico Government International Bond 6 .338 05/04/53 94,730
300,000 Mexico Government International Bond 7 .375 05/13/55 320,820
60,000 (a) Panama Government International Bond 6 .875 01/31/36 64,437
48,000 Panama Government International Bond 4 .500 05/15/47 37,378
100,000 Panama Government International Bond 4 .300 04/29/53 73,200
200,000 Panama Government International Bond 7 .875 03/01/57 230,130
80,000 Panama Government International Bond 3 .870 07/23/60 51,832
93,000 Peruvian Government International Bond 3 .300 03/11/41 71,340
17,000 Peruvian Government International Bond 3 .550 03/10/51 11,761
220,000 Peruvian Government International Bond 6 .200 06/30/55 224,884
5,000 Peruvian Government International Bond 2 .780 12/01/60 2,702
1,000 Peruvian Government International Bond 3 .600 01/15/72 629
16,000 Peruvian Government International Bond 3 .230 07/28/21 8,626
20,000 Philippine Government International Bond 6 .375 10/23/34 22,189
10,000 Philippine Government International Bond 5 .000 01/13/37 9,972
19,000 Philippine Government International Bond 3 .700 03/01/41 15,722
400,000 Philippine Government International Bond 3 .200 07/06/46 282,793
60,000 Republic of Italy Government International Bond 4 .000 10/17/49 45,975
60,000 Republic of Poland Government International Bond 5 .125 09/18/34 60,859
30,000 Republic of Poland Government International Bond 5 .500 04/04/53 28,439
200,000 Uruguay Government International Bond 5 .442 02/14/37 206,320
17,000 Uruguay Government International Bond 5 .100 06/18/50 15,829
90,000 Uruguay Government International Bond 4 .975 04/20/55 81,112
TOTAL SOVEREIGN DEBT 3,485,229
TOTAL GOVERNMENT RELATED
(Cost $5,612,411) 5,091,237
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 29.7%
100,000 (b) Affirm Master Trust 4 .370 02/15/34 100,301
50,000 Ally Auto Receivables Trust 2025-1 4 .030 07/17/28 50,062
50,000 (b) American Credit Acceptance Receivables Trust 2025-3 4 .750 09/12/29 50,351
100,000 American Express Credit Account Master Trust 4 .300 07/15/30 101,270
100,000 (b) Avis Budget Rental Car Funding AESOP LLC 4 .170 02/20/30 99,951
15,000 BA Credit Card Trust 4 .310 05/15/30 15,178
150,000 BANK 2024-BNK47 6 .457 06/15/57 160,055
50,000 (c) BANK 2025-BNK49 5 .623 03/15/58 52,915
50,000 Bank5 5 .452 07/15/58 51,992
50,000 (c) BANK5 2023-5YR3 6 .724 09/15/56 52,834
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,540
50,000 (b) Barings Equipment Finance LLC 2025-A 4 .820 08/13/32 51,152
100,000 BBCMS Mortgage Trust 2022-C17 4 .174 09/15/55 97,389
50,000 BBCMS Mortgage Trust 2025-5C34 5 .659 05/15/58 52,364
50,000 BBCMS Mortgage Trust 2025-5C36 5 .033 08/15/58 51,243
150,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 112,524
100,000 (c) Benchmark 2024-V7 Mortgage Trust 6 .228 05/15/56 105,615
100,000 Benchmark 2025-V15 Mortgage Trust 5 .805 06/15/58 105,340
50,000 Benchmark 2025-V18 Mortgage Trust 4 .704 10/15/58 50,515
45,000 BMO 2023-5C2 Mortgage Trust 6 .673 11/15/56 47,356
50,000 BMO 2025-5C10 Mortgage Trust 5 .578 05/15/58 52,105
50,000 BMO 2025-C11 Mortgage Trust 5 .687 02/15/58 52,967
100,000 BMO Mortgage Trust 5 .180 10/15/58 102,812

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 50,000 (b) BofA Auto Trust 2025-1 4 .350% 11/20/29 $ 50,354
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,295
8,276 Carmax Auto Owner Trust 2024-3 5 .210 09/15/27 8,289
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,882
50,000 Carmax Auto Owner Trust 2025-2 4 .480 03/15/30 50,542
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 50,369
100,000 (b) CCG Receivables Trust 4 .140 08/15/34 100,272
48,603 (b) Chase Auto Owner Trust 2024-3 5 .220 07/25/29 49,163
100,000 Chase Issuance Trust 4 .160 07/15/30 100,975
75,860 CNH Equipment Trust 2023-B 5 .600 02/15/29 77,089
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 50,285
100,000 (b) Dell Equipment Finance Trust 2025-1 4 .680 07/22/27 100,331
50,000 Drive Auto Receivables Trust 2025-1 4 .730 09/15/32 50,251
19,276 (b) Enterprise Fleet Financing 2024-3 LLC 5 .310 04/20/27 19,342
50,000 (b) Enterprise Fleet Financing 2025-2 LLC 4 .510 02/22/28 50,221
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,245
20,271 Fannie Mae Pool FN MA1489 3 .000 07/01/43 18,708
50,820 Fannie Mae Pool FN MA3211 4 .000 12/01/47 49,569
30,656 Fannie Mae Pool FN MA3277 4 .000 02/01/48 29,668
68,708 Fannie Mae Pool FN MA3305 3 .500 03/01/48 64,347
20,819 Fannie Mae Pool FN MA3306 4 .000 03/01/48 20,149
41,536 Fannie Mae Pool FN MA3383 3 .500 06/01/48 38,935
116,569 Fannie Mae Pool FN MA3416 4 .500 07/01/48 115,136
38,990 Fannie Mae Pool FN MA3663 3 .500 05/01/49 36,473
59,925 Fannie Mae Pool FN MA3744 3 .000 08/01/49 53,894
151,849 Fannie Mae Pool FN MA4160 3 .000 10/01/50 135,059
211,489 Fannie Mae Pool FN MA4305 2 .000 04/01/51 172,911
110,200 Fannie Mae Pool FN MA4438 2 .500 10/01/51 94,289
104,626 Fannie Mae Pool FN MA4562 2 .000 03/01/52 85,132
216,511 Fannie Mae Pool FN MA4578 2 .500 04/01/52 184,945
70,904 Fannie Mae Pool FN MA4737 5 .000 08/01/52 71,189
343,815 Fannie Mae Pool FN MA4738 5 .500 08/01/52 349,955
146,138 Fannie Mae Pool FN MA4761 5 .000 09/01/52 146,724
104,060 Fannie Mae Pool FN MA4783 4 .000 10/01/52 99,556
66,265 Fannie Mae Pool FN MA5216 6 .000 12/01/53 67,930
66,881 Fannie Mae Pool FN MA5295 6 .000 03/01/54 68,584
55,769 Fannie Mae Pool FN MA5329 6 .500 04/01/54 57,733
45,069 Fannie Mae Pool FN MA5391 7 .000 06/01/54 47,148
146,561 Fannie Mae Pool FN MA5469 5 .000 09/01/54 146,602
76,396 Fannie Mae Pool FN MA5471 6 .000 09/01/54 78,216
88,989 Fannie Mae Pool FN MA5761 6 .000 07/01/55 91,091
366,401 Fannie Mae Pool MA4492 FN MA4492 2 .000 12/01/51 298,421
114,457 Fannie Mae Pool MA4600 FN MA4600 3 .500 05/01/52 105,981
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,240
50,000 Ford Credit Auto Owner Trust 2024-B 5 .100 04/15/29 50,613
50,000 Ford Credit Floorplan Master Owner Trust A 4 .630 04/15/30 50,805
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 203,961
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 203,520
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 102,136
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 51,041
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .700 11/25/29 51,227
30,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .230 12/25/29 30,265
25,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .410 01/25/30 25,379
200,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .478 01/25/30 203,520
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .513 02/25/30 45,849
35,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .320 09/25/30 35,375
179,931 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 169,892
35,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .680 10/25/31 35,865
150,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 157,563
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 92,070
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 5 .000 02/25/35 51,936
100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .581 08/25/35 100,658

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4 .530% 10/25/35 $ 100,195
76,492 Freddie Mac Pool FR RQ0015 6 .500 06/01/55 79,140
203,823 Ginnie Mae II Pool G2 MA4586 3 .500 07/20/47 191,250
107,231 Ginnie Mae II Pool G2 MA6218 3 .000 10/20/49 97,367
109,465 Ginnie Mae II Pool G2 MA6710 3 .000 06/20/50 99,051
216,754 Ginnie Mae II Pool G2 MA6819 2 .500 08/20/50 188,067
345,529 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 287,577
167,945 Ginnie Mae II Pool G2 MA7136 2 .500 01/20/51 145,663
169,532 Ginnie Mae II Pool G2 MA7192 2 .000 02/20/51 141,098
219,311 Ginnie Mae II Pool G2 MA7255 2 .500 03/20/51 190,080
324,010 Ginnie Mae II Pool G2 MA7535 3 .000 08/20/51 292,759
447,742 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 388,055
202,932 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 183,584
192,264 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 177,815
353,085 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 293,854
219,126 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 215,738
98,453 Ginnie Mae II Pool G2 MA8150 4 .000 07/20/52 93,975
184,554 Ginnie Mae II Pool G2 MA8489 4 .500 12/20/52 181,558
146,247 Ginnie Mae II Pool G2 MA8800 5 .000 04/20/53 146,775
152,560 Ginnie Mae II Pool G2 MA8875 3 .500 05/20/53 142,579
178,718 Ginnie Mae II Pool G2 MA8879 5 .500 05/20/53 181,626
147,129 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 144,333
167,094 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 170,463
191,406 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 192,179
159,921 Ginnie Mae II Pool G2 MA9489 6 .000 02/20/54 164,187
210,517 Ginnie Mae II Pool G2 MA9538 4 .000 03/20/54 199,839
102,516 Ginnie Mae II Pool G2 MA9727 6 .500 06/20/54 106,106
113,533 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 116,363
82,599 Ginnie Mae II Pool G2 MA9851 5 .500 08/20/54 83,642
185,277 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 185,467
284,636 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 288,835
94,744 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 97,106
97,989 Ginnie Mae II Pool G2 MA9963 4 .500 10/20/54 95,797
287,512 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 287,791
64,120 Ginnie Mae II Pool G2 MA9966 6 .000 10/20/54 65,718
173,478 Ginnie Mae II Pool G2 MB0022 3 .500 11/20/54 159,126
106,374 Ginnie Mae II Pool G2 MB0028 6 .500 11/20/54 110,045
212,473 Ginnie Mae II Pool G2 MB0089 4 .000 12/20/54 201,106
162,345 Ginnie Mae II Pool G2 MB0259 5 .500 03/20/55 164,497
139,751 Ginnie Mae II Pool G2 MB0260 6 .000 03/20/55 143,235
96,098 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 96,191
192,079 Ginnie Mae II Pool G2 MB0366 5 .500 05/20/55 194,349
136,449 Ginnie Mae II Pool G2 MB0367 6 .000 05/20/55 139,851
130,328 Ginnie Mae II Pool G2 MB0368 6 .500 05/20/55 134,825
115,045 Ginnie Mae II Pool G2 MB0369 7 .000 05/20/55 118,477
108,711 Ginnie Mae II Pool G2 MB0421 4 .000 06/20/55 102,862
188,909 Ginnie Mae II Pool G2 MB0425 6 .000 06/20/55 193,619
105,262 Ginnie Mae II Pool G2 MB0557 6 .000 08/20/55 107,886
109,162 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 100,058
99,315 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 97,043
99,298 Ginnie Mae II Pool G2 MB0622 5 .000 09/20/55 99,395
98,830 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 99,998
148,007 Ginnie Mae II Pool G2 MB0624 6 .000 09/20/55 151,697
143,059 Ginnie Mae II Pool G2 MB0625 6 .500 09/20/55 148,008
198,989 Ginnie Mae II Pool G2 MB0746 5 .500 11/20/55 201,340
103,897 Ginnie Mae II Pool MA7589 G2 MA7589 2 .500 09/20/51 90,048
50,000 (b) GLS Auto Receivables Issuer Trust 2025-2 4 .750 01/16/29 50,318
38,451 GM Financial Automobile Leasing Trust 2024-1 5 .090 03/22/27 38,528
25,000 Gm Financial Consumer Automobile Receivables Trust 2025-3 4 .300 09/16/31 25,314
176,419 GS Mortgage Securities Trust 2016-GS4 3 .178 11/10/49 175,421
50,000 Harley-Davidson Motorcycle Trust 2025-A 4 .670 04/15/30 50,599
45,414 Honda Auto Receivables 2024-2 Owner Trust 5 .270 11/20/28 45,905

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 (b) HPEFS Equipment Trust 2025-1 4 .430% 09/20/32 $ 100,811
100,000 (b) Hyundai Auto Lease Securitization Trust 2025-B 4 .530 04/17/28 100,920
45,000 Hyundai Auto Receivables Trust 2025-C 3 .890 01/15/32 44,966
100,000 (b) Kubota Credit Owner Trust 2025-1 4 .670 06/15/29 101,479
50,000 Mercedes-Benz Auto Lease Trust 2025-B 3 .880 04/16/29 50,083
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,452
50,000 Morgan Stanley BAML Trust 5 .107 11/15/58 51,409
231,616 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 228,710
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,606
100,000 (b) OneMain Financial Issuance Trust 2023-2 6 .170 09/15/36 103,137
100,000 (b) PFS Financing Corp 4 .470 05/15/30 100,872
100,000 Santander Drive Auto Receivables Trust 2023-4 6 .040 12/15/31 102,812
50,000 (b) SFS Auto Receivables Securitization Trust 2025-3 4 .120 04/21/31 50,239
50,000 Toyota Auto Receivables 2024-C Owner Trust 4 .880 03/15/29 50,504
50,000 Toyota Auto Receivables 2025-A Owner Trust 4 .640 08/15/29 50,521
45,000 Verizon Master Trust 5 .210 06/20/29 45,234
40,000 Verizon Master Trust 4 .400 06/20/31 40,473
50,000 Volkswagen Auto Lease Trust 2025-B 4 .010 01/22/29 50,157
200,000 Wells Fargo Commercial Mortgage Trust 2024-5C1 5 .928 07/15/57 209,607
50,000 (b) Westlake Automobile Receivables Trust 2025-1 4 .750 08/15/28 50,294
45,119 World Omni Auto Receivables Trust 2024-B 5 .270 09/17/29 45,577
50,000 World Omni Auto Receivables Trust 2025-D 3 .950 03/17/31 50,160
TOTAL SECURITIZED
(Cost $17,832,891) 17,950,392
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 29.6%
600 United States Treasury Note/Bond 0 .750 04/30/26 596
1,000 United States Treasury Note/Bond 2 .500 03/31/27 988
30,000 United States Treasury Note/Bond 2 .750 04/30/27 29,713
200,000 United States Treasury Note/Bond 4 .500 05/15/27 202,367
50,000 United States Treasury Note/Bond 3 .875 05/31/27 50,217
2,800 United States Treasury Note/Bond 3 .250 06/30/27 2,789
300,000 United States Treasury Note/Bond 3 .750 06/30/27 300,891
400 United States Treasury Note/Bond 2 .750 07/31/27 395
100,000 United States Treasury Note/Bond 3 .875 07/31/27 100,488
2,550,000 United States Treasury Note/Bond 3 .625 08/31/27 2,553,387
1,150,000 United States Treasury Note/Bond 3 .500 09/30/27 1,149,371
1,400,000 United States Treasury Note/Bond 3 .500 10/31/27 1,399,016
300,000 United States Treasury Note/Bond 3 .375 11/30/27 299,156
150,000 United States Treasury Note/Bond 3 .625 05/31/28 150,205
105,000 United States Treasury Note/Bond 4 .375 08/31/28 107,022
100,000 United States Treasury Note/Bond 4 .875 10/31/28 103,305
150,000 United States Treasury Note/Bond 3 .125 11/15/28 148,148
500,000 United States Treasury Note/Bond 4 .000 01/31/29 505,469
275,000 United States Treasury Note/Bond 4 .250 02/28/29 279,984
250,000 United States Treasury Note/Bond 3 .500 09/30/29 248,408
200,000 United States Treasury Note/Bond 4 .125 10/31/29 202,969
450,000 United States Treasury Note/Bond 4 .125 11/30/29 456,680
600,000 United States Treasury Note/Bond 4 .375 12/31/29 614,297
2,800,000 United States Treasury Note/Bond 4 .250 01/31/30 2,854,688
350,000 United States Treasury Note/Bond 4 .000 03/31/30 353,486
200,000 United States Treasury Note/Bond 3 .875 06/30/30 200,945
150,000 United States Treasury Note/Bond 3 .875 07/31/30 150,691
100,000 United States Treasury Note/Bond 3 .625 08/31/30 99,367
300,000 United States Treasury Note/Bond 3 .625 09/30/30 297,984
700,000 United States Treasury Note/Bond 3 .625 10/31/30 695,023
200,000 United States Treasury Note/Bond 3 .750 08/31/31 198,648
500,000 United States Treasury Note/Bond 4 .375 01/31/32 511,758
30,000 United States Treasury Note/Bond 4 .000 02/15/34 29,752
60,000 United States Treasury Note/Bond 4 .250 11/15/34 60,277

Portfolio of Investments January 31, 2026
(continued)
NUAG

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 50,000 United States Treasury Note/Bond 4 .625% 02/15/35 $ 51,574
300,000 United States Treasury Note/Bond 4 .250 05/15/35 300,656
550,000 United States Treasury Note/Bond 4 .250 08/15/35 550,516
400,000 United States Treasury Note/Bond 4 .000 11/15/35 391,813
50,000 United States Treasury Note/Bond 3 .875 02/15/43 44,826
20,000 United States Treasury Note/Bond 4 .500 02/15/44 19,279
25,000 United States Treasury Note/Bond 4 .750 11/15/53 24,421
185,000 United States Treasury Note/Bond 4 .250 08/15/54 166,406
100,000 United States Treasury Note/Bond 4 .500 11/15/54 93,816
250,000 United States Treasury Note/Bond 4 .625 02/15/55 239,492
100,000 United States Treasury Note/Bond 4 .750 05/15/55 97,766
200,000 United States Treasury Note/Bond 4 .750 08/15/55 195,594
1,400,000 United States Treasury Note/Bond 3 .625 12/31/30 1,388,954
TOTAL U.S. TREASURY
(Cost $17,869,951) 17,923,593
TOTAL LONG-TERM INVESTMENTS
(Cost $60,367,058) 59,701,933
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
140,973 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (e) $ 140,973
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $140,973) 140,973
TOTAL INVESTMENTS - 98.9%
(Cost $60,508,031) 59,842,906
OTHER ASSETS & LIABILITIES, NET - 1.1% 670,895
NET ASSETS - 100% $ 60,513,801
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $135,581.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,449,172 or 2.4% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
NUSA
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
CORPORATE DEBT - 23.1%
FINANCIALS - 9.9%
$ 80,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.875% 01/23/28 $ 79,692
10,000 Alexandria Real Estate Equities Inc 4.500 07/30/29 10,059
20,000 Ally Financial Inc 7.100 11/15/27 21,003
90,000 American Express Co 5.850 11/05/27 92,978
50,000 American International Group Inc 4.850 05/07/30 51,212
50,000 Banco Santander SA 2.749 12/03/30 45,597
180,000 Bank of America Corp 4.376 04/27/28 180,825
50,000 Bank of America Corp 5.162 01/24/31 51,557
50,000 Bank of Montreal 5.004 01/27/29 50,933
50,000 Bank of New York Mellon Corp/The 4.441 06/09/28 50,374
50,000 Bank of New York Mellon Corp/The 4.026 01/22/30 49,954
50,000 Bank of Nova Scotia/The 5.130 02/14/31 51,454
10,000 Canadian Imperial Bank of Commerce 5.260 04/08/29 10,346
14,000 Capital One Financial Corp 3.800 01/31/28 13,932
50,000 Capital One Financial Corp 4.722 01/30/32 50,015
50,000 Centene Corp 3.000 10/15/30 44,781
27,000 Charles Schwab Corp/The 2.450 03/03/27 26,625
20,000 Charles Schwab Corp/The 5.643 05/19/29 20,756
150,000 Citigroup Inc 4.658 05/24/28 151,272
50,000 Citigroup Inc 4.952 05/07/31 51,024
50,000 Citizens Financial Group Inc 5.299 01/29/36 50,238
50,000 Deutsche Bank AG/New York NY 5.371 09/09/27 51,255
30,000 Digital Realty Trust LP 3.700 08/15/27 29,862
20,000 Elevance Health Inc 3.650 12/01/27 19,908
7,000 Equitable Holdings Inc 4.350 04/20/28 7,039
14,000 Goldman Sachs Group Inc/The 6.484 10/24/29 14,821
50,000 Goldman Sachs Group Inc/The 5.218 04/23/31 51,503
102,000 HSBC Holdings PLC 4.755 06/09/28 102,886
40,000 HSBC Holdings PLC 2.357 08/18/31 36,469
50,000 Humana Inc 5.750 12/01/28 51,806
50,000 Intercontinental Exchange Inc 3.950 12/01/28 50,041
38,000 JPMorgan Chase & Co 4.851 07/25/28 38,466
50,000 JPMorgan Chase & Co 4.995 07/22/30 51,321
50,000 JPMorgan Chase & Co 4.603 10/22/30 50,718
70,000 JPMorgan Chase & Co 5.140 01/24/31 72,225
50,000 JPMorgan Chase & Co 4.347 01/22/32 49,868
125,000 Kreditanstalt fuer Wiederaufbau 3.750 03/14/31 124,557
60,000 Lloyds Banking Group PLC 3.750 03/18/28 59,836
20,000 M&T Bank Corp 7.413 10/30/29 21,680
60,000 Mitsubishi UFJ Financial Group Inc 4.080 04/19/28 60,065
40,000 Mizuho Financial Group Inc 4.018 03/05/28 40,121
83,000 Morgan Stanley 5.164 04/20/29 84,824
100,000 Morgan Stanley 5.042 07/19/30 102,451
60,000 Morgan Stanley 5.192 04/17/31 61,762
32,000 Nasdaq Inc 5.350 06/28/28 32,964
50,000 Oesterreichische Kontrollbank AG 3.750 01/15/31 49,792
50,000 ORIX Corp 4.450 09/09/30 50,059
10,000 Pinnacle Financial Partners Inc 6.168 11/01/30 10,416
50,000 PNC Financial Services Group Inc/The 5.222 01/29/31 51,614
20,000 Progressive Corp/The 2.500 03/15/27 19,713
50,000 Prologis LP 1.750 07/01/30 45,056
100,000 Royal Bank of Canada 4.969 08/02/30 102,397
20,000 Santander Holdings USA Inc 6.174 01/09/30 20,877
40,000 State Street Corp 5.820 11/04/28 41,314
80,000 Sumitomo Mitsui Financial Group Inc 4.660 07/08/31 80,788
50,000 Synchrony Financial 5.019 07/29/29 50,584
50,000 Toronto-Dominion Bank/The 4.808 06/03/30 51,016
50,000 Truist Financial Corp 7.161 10/30/29 53,842
10,000 Voya Financial Inc 4.700 01/23/48 9,580

Portfolio of Investments January 31, 2026
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 50,000 Webster Financial Corp 5.784% 09/11/35 $ 50,347
50,000 Wells Fargo & Co 4.970 04/23/29 50,951
100,000 Wells Fargo & Co 5.150 04/23/31 102,971
50,000 Welltower OP LLC 4.500 07/01/30 50,501
40,000 Westpac Banking Corp 5.050 04/16/29 41,408
20,000 Willis North America Inc 4.650 06/15/27 20,155
TOTAL FINANCIALS 3,374,456
INDUSTRIAL - 11.8%
60,000 AbbVie Inc 4.800 03/15/29 61,469
10,000 Adobe Inc 4.850 04/04/27 10,123
50,000 Adobe Inc 4.950 01/17/30 51,715
50,000 American Honda Finance Corp 4.500 09/04/30 50,201
40,000 American Tower Corp 3.650 03/15/27 39,857
50,000 American Tower Corp 4.900 03/15/30 51,073
40,000 Amgen Inc 3.200 11/02/27 39,568
20,000 Analog Devices Inc 4.500 06/15/30 20,273
20,000 Arrow Electronics Inc 5.150 08/21/29 20,460
50,000 Astrazeneca Finance LLC 4.850 02/26/29 51,303
50,000 AT&T Inc 4.400 04/30/31 49,996
100,000 Broadcom Inc 4.200 10/15/30 99,696
50,000 Broadcom Inc 4.300 01/15/31 49,969
50,000 Bunge Ltd Finance Corp 4.550 08/04/30 50,389
20,000 Canadian Pacific Railway Co 1.750 12/02/26 19,651
50,000 Caterpillar Financial Services Corp 4.800 01/08/30 51,656
70,000 Cigna Group/The 5.000 05/15/29 71,898
50,000 Cintas Corp No 2 4.200 05/01/28 50,286
100,000 Cisco Systems Inc 4.750 02/24/30 102,666
50,000 CNH Industrial Capital LLC 4.500 10/08/27 50,330
60,000 Coca-Cola Co/The 1.500 03/05/28 57,425
10,000 Colgate-Palmolive Co 3.100 08/15/27 9,929
10,000 Colgate-Palmolive Co 4.200 05/01/30 10,086
79,000 (a) Comcast Corp 5.168 01/15/37 77,701
50,000 Conagra Brands Inc 5.000 08/01/30 50,536
40,000 Crown Castle Inc 2.900 03/15/27 39,505
50,000 Cummins Inc 4.250 05/09/28 50,499
20,000 Dell International LLC / EMC Corp 5.250 02/01/28 20,457
70,000 Eastman Chemical Co 5.000 08/01/29 71,520
10,000 eBay Inc 5.950 11/22/27 10,321
50,000 Eli Lilly & Co 4.150 08/14/27 50,347
10,000 Eli Lilly & Co 4.000 10/15/28 10,070
50,000 Enbridge Inc 5.300 04/05/29 51,587
20,000 Equinix Inc 1.800 07/15/27 19,384
15,000 Fidelity National Information Services Inc 1.650 03/01/28 14,278
40,000 Fiserv Inc 5.450 03/02/28 40,995
30,000 GE HealthCare Technologies Inc 4.800 08/14/29 30,612
20,000 General Mills Inc 4.200 04/17/28 20,064
100,000 General Motors Financial Co Inc 5.450 07/15/30 103,906
20,000 Gilead Sciences Inc 2.950 03/01/27 19,825
15,000 Global Payments Inc 4.950 08/15/27 15,177
43,000 HCA Inc 3.125 03/15/27 42,585
10,000 Hershey Co/The 4.550 02/24/28 10,159
30,000 Hewlett Packard Enterprise Co 5.250 07/01/28 30,764
50,000 Home Depot Inc/The 3.750 09/15/28 50,031
20,000 Home Depot Inc/The 4.900 04/15/29 20,575
50,000 IBM International Capital Pte Ltd 4.600 02/05/29 50,824
30,000 Illumina Inc 5.750 12/13/27 30,883
50,000 Intel Corp 1.600 08/12/28 47,136
10,000 IQVIA Inc 6.250 02/01/29 10,521
10,000 Jabil Inc 4.250 05/15/27 10,027
50,000 Jabil Inc 4.200 02/01/29 49,981
40,000 John Deere Capital Corp 4.950 07/14/28 41,093
30,000 Kellanova 3.400 11/15/27 29,787

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 20,000 Keurig Dr Pepper Inc 5.050% 03/15/29 $ 20,431
20,000 Laboratory Corp of America Holdings 3.600 09/01/27 19,892
20,000 Lennox International Inc 1.700 08/01/27 19,341
50,000 Lowe's Cos Inc 4.000 10/15/28 50,057
50,000 Marriott International Inc/MD 4.875 05/15/29 51,149
20,000 Mastercard Inc 4.875 03/09/28 20,443
10,000 Mastercard Inc 4.550 03/15/28 10,169
10,000 McCormick & Co Inc/MD 3.400 08/15/27 9,926
50,000 McDonald's Corp 5.000 05/17/29 51,471
30,000 Merck & Co Inc 4.050 05/17/28 30,218
50,000 Microsoft Corp 1.350 09/15/30 44,718
30,000 Mondelez International Inc 2.625 03/17/27 29,575
50,000 Mosaic Co/The 4.350 01/15/29 50,155
10,000 Motorola Solutions Inc 4.600 02/23/28 10,102
20,000 MPLX LP 4.250 12/01/27 20,056
50,000 National Fuel Gas Co 5.500 03/15/30 51,719
10,000 Nokia Oyj 4.375 06/12/27 9,979
10,000 Nordson Corp 4.500 12/15/29 10,074
50,000 Novartis Capital Corp 4.100 11/05/30 50,002
10,000 Nutrien Ltd 5 .200 06/21/27 10,158
50,000 Oracle Corp 4.800 08/03/28 50,347
100,000 Oracle Corp 4.200 09/27/29 98,376
50,000 PACCAR Financial Corp 4.550 05/08/30 50,906
10,000 Parker-Hannifin Corp 4.250 09/15/27 10,055
10,000 PayPal Holdings Inc 3.900 06/01/27 10,018
10,000 Phillips 66 Co 3.750 03/01/28 9,949
10,000 Regal Rexnord Corp 6.050 04/15/28 10,366
50,000 Republic Services Inc 4.750 07/15/30 51,119
30,000 Rogers Communications Inc 3.200 03/15/27 29,731
40,000 Roper Technologies Inc 1.400 09/15/27 38,434
10,000 Ryder System Inc 6.300 12/01/28 10,573
50,000 Ryder System Inc 4.900 12/01/29 51,115
10,000 S&P Global Inc 2.450 03/01/27 9,858
20,000 Sabine Pass Liquefaction LLC 5.000 03/15/27 20,121
50,000 Sanofi SA 3.800 11/03/28 50,024
30,000 Sherwin-Williams Co/The 3.450 06/01/27 29,814
10,000 Stanley Black & Decker Inc 4.250 11/15/28 10,032
50,000 Starbucks Corp 4.800 05/15/30 51,066
50,000 Stryker Corp 4.850 02/10/30 51,301
10,000 Sysco Corp 3.250 07/15/27 9,913
50,000 Texas Instruments Inc 4 .500 05/23/30 50,788
10,000 Toll Brothers Finance Corp 3.800 11/01/29 9,860
50,000 Toyota Motor Credit Corp 4.050 09/05/28 50,271
50,000 Toyota Motor Credit Corp 4.800 05/15/30 51,182
12,000 TransCanada PipeLines Ltd 4.250 05/15/28 12,044
20,000 Tyco Electronics Group SA 4.625 02/01/30 20,375
20,000 Unilever Capital Corp 4.875 09/08/28 20,522
50,000 Valero Energy Corp 5.150 02/15/30 51,496
60,000 Verizon Communications Inc 2.100 03/22/28 57,771
19,000 (a) Verizon Communications Inc 5.401 07/02/37 19,169
15,000 VMware LLC 3.900 08/21/27 15,004
60,000 Waste Management Inc 3.150 11/15/27 59,401
50,000 Westinghouse Air Brake Technologies Corp 4.900 05/29/30 51,097
10,000 Weyerhaeuser Co 4.000 04/15/30 9,852
80,000 Williams Cos Inc/The 4.800 11/15/29 81,585
20,000 Zimmer Biomet Holdings Inc 5.350 12/01/28 20,692
TOTAL INDUSTRIAL 3,995,031
UTILITY - 1.4%
38,000 American Water Capital Corp 2.950 09/01/27 37,516
20,000 Atmos Energy Corp 3.000 06/15/27 19,806
50,000 Black Hills Corp 4.550 01/31/31 49,971
50,000 Consumers Energy Co 4.500 01/15/31 50,494

Portfolio of Investments January 31, 2026
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 50,000 DTE Energy Co 4.950% 07/01/27 $ 50,627
60,000 Edison International 5.250 11/15/28 61,015
49,000 Eversource Energy 2.900 03/01/27 48,414
50,000 FirstEnergy Transmission LLC 4.550 01/15/30 50,294
50,000 National Rural Utilities Cooperative Finance Corp 5.100 05/06/27 50,719
25,000 OGE Energy Corp 5.450 05/15/29 25,890
50,000 (b) Public Service Electric and Gas Co 4.200 01/01/31 49,872
TOTAL UTILITY 494,618
TOTAL CORPORATE DEBT
(Cost $7,760,895) 7,864,105
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 5.8%
GOVERNMENT AGENCY - 2.0%
40,000 Equinor ASA 3.000 04/06/27 39,709
50,000 Export Development Canada 3.750 09/07/27 50,100
200,000 Korea Development Bank/The 4.625 02/03/28 203,187
80,000 Kreditanstalt fuer Wiederaufbau 3.500 08/27/27 79,930
50,000 Kreditanstalt fuer Wiederaufbau 3.500 08/09/28 49,912
80,000 Landwirtschaftliche Rentenbank 1.750 07/27/26 79,230
20,000 Oesterreichische Kontrollbank AG 0.500 02/02/26 20,000
70,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 71,015
45,000 Oesterreichische Kontrollbank AG 4.000 05/28/28 45,365
36,000 Svensk Exportkredit AB 4.375 02/13/26 36,005
TOTAL GOVERNMENT AGENCY 674,453
MUNICIPAL BONDS - 0.5%
28,000 Province of British Columbia Canada 4.800 11/15/28 28,785
60,000 Province of Ontario Canada 4.200 01/18/29 60,786
60,000 Province of Quebec Canada 4.500 04/03/29 61,301
10,000 Province of Saskatchewan Canada 4.650 01/28/30 10,272
TOTAL MUNICIPAL BONDS 161,144
SOVEREIGN DEBT - 3.3%
110,000 Asian Development Bank 1.000 04/14/26 109,396
150,000 Asian Development Bank 0.750 10/08/30 130,423
100,000 Canada Government International Bond 3.750 04/26/28 100,380
50,000 Council Of Europe Development Bank 3.625 05/08/28 50,012
60,000 Council Of Europe Development Bank 4.500 01/15/30 61,595
60,000 European Investment Bank 2.375 05/24/27 59,080
40,000 European Investment Bank 3.875 06/15/28 40,259
50,000 European Investment Bank 4.750 06/15/29 51,694
50,000 European Investment Bank 3.750 03/13/31 49,739
40,000 Indonesia Government International Bond 4.550 01/11/28 40,399
50,000 Inter-American Development Bank 3.750 06/14/30 49,968
80,000 International Bank for Reconstruction & Development 4.000 08/27/26 80,029
60,000 International Bank for Reconstruction & Development 4.625 08/01/28 61,439
60,000 International Bank for Reconstruction & Development 3.875 10/16/29 60,342
50,000 International Bank for Reconstruction & Development 3.500 10/28/30 49,318
18,000 International Finance Corp 4.500 07/13/28 18,366
50,000 International Finance Corp 3.500 01/22/29 49,806
10,000 Republic of Poland Government International Bond 5.500 11/16/27 10,272
60,000 Republic of Poland Government International Bond 4.875 02/12/30 61,669
TOTAL SOVEREIGN DEBT 1,134,186
TOTAL GOVERNMENT RELATED
(Cost $1,952,648) 1,969,783
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 7.1%
46,807 BANK 2021-BNK34 1.935 06/15/63 44,745
45,000 BANK5 2024-5YR9 5.614 08/15/57 46,875
50,000 BBCMS Mortgage Trust 2025-5C33 5.839 03/15/58 52,648

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 Benchmark 2021-B29 Mortgage Trust 2.024% 09/15/54 $ 97,328
50,000 (c) Benchmark 2024-V7 Mortgage Trust 6.228 05/15/56 52,807
50,000 BMO 2025-5C10 Mortgage Trust 5.578 05/15/58 52,105
50,000 Capital One Multi-Asset Execution Trust 3.920 09/15/29 50,165
68,303 CarMax Auto Owner Trust 2023-4 6.000 07/17/28 69,125
100,000 Chase Issuance Trust 4.160 07/15/30 100,975
50,575 Fannie Mae Pool FN MA3798 3.000 10/01/34 48,984
14,036 Fannie Mae Pool FN MA3828 3.000 11/01/34 13,595
15,345 Fannie Mae Pool FN MA3897 3.000 01/01/35 14,854
87,868 Fannie Mae Pool FN MA3985 3.000 04/01/35 84,827
214,561 Fannie Mae Pool FN MA4206 2.000 12/01/35 198,746
212,425 Fannie Mae Pool FN MA4404 2.500 08/01/36 200,997
89,261 Fannie Mae Pool FN MA4417 1.500 09/01/36 80,623
166,213 Fannie Mae Pool FN MA4469 1.500 11/01/36 150,290
126,412 Fannie Mae Pool FN MA4567 2.000 03/01/37 116,820
62,869 Fannie Mae Pool FN MA4583 2 .500 04/01/37 59,393
59,649 Fannie Mae Pool FN MA4990 4.500 04/01/38 59,784
67,964 Fannie Mae Pool FN MA5023 4.000 05/01/38 67,130
69,618 Fannie Mae Pool FN MA5061 5.500 06/01/38 71,202
28,353 Fannie Mae Pool FN MA5093 5.000 07/01/38 28,698
60,702 Fannie Mae Pool FN MA5145 6.000 09/01/38 62,933
47,354 Freddie Mac Gold Pool FG G18642 3.500 04/01/32 46,905
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.819 06/25/28 101,981
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4.618 07/25/29 51,041
50,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.410 01/25/30 50,758
45,000 (c) Freddie Mac Multifamily Structured Pass Through Certificates 4.513 02/25/30 45,849
50,000 Honda Auto Receivables 2024-3 Owner Trust 4.570 03/21/29 50,392
33,191 (a) SoFi Professional Loan Program 2020-C Trust 1.950 02/15/46 31,307
50,000 Toyota Auto Receivables 2025-A Owner Trust 4.640 08/15/29 50,521
45,000 Verizon Master Trust 5.210 06/20/29 45,234
99,216 Wells Fargo Commercial Mortgage Trust 2018-C44 3.948 05/15/51 98,997
TOTAL SECURITIZED
(Cost $2,418,317) 2,398,634
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 62.9%
100,000 United States Treasury Note/Bond 3.875 03/31/27 100,371
650,000 United States Treasury Note/Bond 2.750 04/30/27 643,779
650,000 United States Treasury Note/Bond 2.625 05/31/27 642,281
700,000 United States Treasury Note/Bond 3.875 05/31/27 703,035
150,000 United States Treasury Note/Bond 3.250 06/30/27 149,426
1,000,000 United States Treasury Note/Bond 3.750 06/30/27 1,002,969
250,000 United States Treasury Note/Bond 2.750 07/31/27 247,178
300,000 United States Treasury Note/Bond 3.875 07/31/27 301,465
150,000 United States Treasury Note/Bond 3.125 08/31/27 149,063
1,150,000 United States Treasury Note/Bond 3.625 08/31/27 1,151,527
550,000 United States Treasury Note/Bond 3.500 09/30/27 549,699
500,000 United States Treasury Note/Bond 3.500 10/31/27 499,648
500,000 United States Treasury Note/Bond 4.125 10/31/27 504,863
500,000 United States Treasury Note/Bond 3.875 11/30/27 502,949
100,000 United States Treasury Note/Bond 3.875 12/31/27 100,617
500,000 United States Treasury Note/Bond 3.500 01/31/28 499,668
300,000 United States Treasury Note/Bond 4.000 02/29/28 302,684
540,000 United States Treasury Note/Bond 3.625 03/31/28 540,844
700,000 United States Treasury Note/Bond 3.500 04/30/28 699,070
400,000 United States Treasury Note/Bond 3.625 05/31/28 400,547
200,000 United States Treasury Note/Bond 4.000 06/30/28 202,023
75,000 United States Treasury Note/Bond 4.125 07/31/28 75,990
300,000 United States Treasury Note/Bond 4.625 09/30/28 307,852
250,000 United States Treasury Note/Bond 4.375 11/30/28 255,127
300,000 United States Treasury Note/Bond 4.000 01/31/29 303,281

Portfolio of Investments January 31, 2026
(continued)
NUSA

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 500,000 United States Treasury Note/Bond 4.250% 02/28/29 $ 509,063
300,000 United States Treasury Note/Bond 4.125 03/31/29 304,383
1,150,000 United States Treasury Note/Bond 4.625 04/30/29 1,184,320
600,000 United States Treasury Note/Bond 4.500 05/31/29 615,797
100,000 United States Treasury Note/Bond 4.250 06/30/29 101,879
100,000 United States Treasury Note/Bond 4.000 07/31/29 101,094
200,000 United States Treasury Note/Bond 3.625 08/31/29 199,625
150,000 United States Treasury Note/Bond 3.500 09/30/29 149,045
350,000 United States Treasury Note/Bond 4.125 10/31/29 355,195
420,000 United States Treasury Note/Bond 4.125 11/30/29 426,234
900,000 United States Treasury Note/Bond 4.375 12/31/29 921,445
545,000 United States Treasury Note/Bond 4.250 01/31/30 555,645
640,000 United States Treasury Note/Bond 4.000 03/31/30 646,375
150,000 United States Treasury Note/Bond 3.875 04/30/30 150,750
150,000 United States Treasury Note/Bond 4.000 05/31/30 151,482
600,000 United States Treasury Note/Bond 3.875 06/30/30 602,836
350,000 United States Treasury Note/Bond 3.875 07/31/30 351,613
950,000 United States Treasury Note/Bond 3.625 08/31/30 943,988
400,000 United States Treasury Note/Bond 3.625 09/30/30 397,313
500,000 United States Treasury Note/Bond 3.625 10/31/30 496,445
400,000 United States Treasury Note/Bond 3.375 12/31/27 398,844
200,000 United States Treasury Note/Bond 3.500 01/15/29 199,422
300,000 United States Treasury Note/Bond 3.625 12/31/30 297,633
475,000 United States Treasury Note/Bond 3.750 01/31/31 473,813
TOTAL U.S. TREASURY
(Cost $21,198,739) 21,370,195
TOTAL LONG-TERM INVESTMENTS
(Cost $33,330,599) 33,602,717
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
38,011 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (e) $ 38,011
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $38,011) 38,011
TOTAL INVESTMENTS - 99.0%
(Cost $33,368,610) 33,640,728
OTHER ASSETS & LIABILITIES, NET - 1.0% 338,207
NET ASSETS - 100% $ 33,978,935
S&P Standard & Poor's
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $128,177 or 0.4% of Total Investments.
(b) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $36,905.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
NUHY
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.0%
CORPORATE DEBT - 98.0%
FINANCIALS - 14.2%
$ 250,000 Ally Financial Inc 6 .700% 02/14/33 $ 260,610
190,000 (a),(b) Apollo Commercial Real Estate Finance Inc 4 .625 06/15/29 189,306
470,000 (b) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7 .125 05/15/31 483,312
120,000 Brandywine Operating Partnership LP 8 .875 04/12/29 128,932
202,000 (b) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4 .500 04/01/27 199,451
260,000 (b) Burford Capital Global Finance LLC 7 .500 07/15/33 251,013
237,000 (b) Compass Group Diversified Holdings LLC 5 .250 04/15/29 220,712
250,000 (b) Credit Acceptance Corp 9 .250 12/15/28 261,968
800,000 (b) Credit Acceptance Corp 6 .625 03/15/30 800,785
59,000 Diversified Healthcare Trust 4 .375 03/01/31 52,643
200,000 (b) Encore Capital Group Inc 8 .500 05/15/30 214,421
80,000 (b) Encore Capital Group Inc 6 .625 04/15/31 80,679
100,000 (b) FTAI Aviation Investors LLC 7 .875 12/01/30 106,030
200,000 (b) FTAI Aviation Investors LLC 7 .000 06/15/32 210,487
400,000 (b) FTAI Aviation Investors LLC 5 .875 04/15/33 405,551
350,000 (b) FTAI Aviation Ltd 7 .000 05/01/31 368,259
250,000 (b) Genesee & Wyoming Inc 6 .250 04/15/32 257,367
200,000 (b) Global Atlantic Fin Co 7 .950 10/15/54 206,726
150,000 (b) Global Atlantic Fin Co 7 .250 03/01/56 151,230
100,000 (b) goeasy Ltd 9 .250 12/01/28 102,809
90,000 HA Sustainable Infrastructure Capital Inc 8 .000 06/01/56 94,410
210,000 (b) Howard Hughes Corp/The 4 .375 02/01/31 198,881
440,000 Kennedy-Wilson Inc 4 .750 03/01/29 430,564
530,000 Kennedy-Wilson Inc 4 .750 02/01/30 509,383
605,000 (a) Kennedy-Wilson Inc 5 .000 03/01/31 581,109
350,000 (b) Molina Healthcare Inc 3 .875 05/15/32 314,948
120,000 (b) Molina Healthcare Inc 6 .250 01/15/33 120,847
200,000 (b) MPT Operating Partnership LP / MPT Finance Corp 8 .500 02/15/32 214,271
100,000 (a) Navient Corp 5 .500 03/15/29 97,810
400,000 Navient Corp 9 .375 07/25/30 430,778
200,000 (a) Navient Corp 7 .875 06/15/32 201,864
300,000 OneMain Finance Corp 3 .875 09/15/28 291,751
400,000 OneMain Finance Corp 7 .500 05/15/31 419,337
410,000 (b) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4 .875 05/15/29 401,086
100,000 (b) PennyMac Financial Services Inc 7 .125 11/15/30 103,240
145,000 (b) PennyMac Financial Services Inc 5 .750 09/15/31 143,196
100,000 (b) PennyMac Financial Services Inc 6 .875 05/15/32 102,196
100,000 (b) PennyMac Financial Services Inc 6 .875 02/15/33 102,001
110,000 (b) PRA Group Inc 8 .875 01/31/30 110,746
310,000 (b) PROG Holdings Inc 6 .000 11/15/29 306,822
360,000 (b) RHP Hotel Properties LP / RHP Finance Corp 4 .500 02/15/29 354,788
200,000 (b) RHP Hotel Properties LP / RHP Finance Corp 6 .500 04/01/32 206,830
150,000 (b) Rocket Cos Inc 6 .500 08/01/29 154,293
500,000 (b) Rocket Cos Inc 6 .125 08/01/30 511,905
450,000 (b) Rocket Cos Inc 7 .125 02/01/32 470,244
450,000 (b) Rocket Cos Inc 6 .375 08/01/33 466,857
550,000 (b) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4 .000 10/15/33 505,026
380,000 (b) Ryan Specialty LLC 5 .875 08/01/32 386,313
220,000 (b) Starwood Property Trust Inc 4 .375 01/15/27 218,554
815,000 (b) Starwood Property Trust Inc 7 .250 04/01/29 859,518
850,000 (b) Starwood Property Trust Inc 6 .500 07/01/30 885,160
400,000 (b) Starwood Property Trust Inc 6 .500 10/15/30 416,576
200,000 (b) Stonex Escrow Issuer LLC 6 .875 07/15/32 206,340
200,000 (b) StoneX Group Inc 7 .875 03/01/31 212,777
100,000 Synchrony Financial 7 .250 02/02/33 106,208

Portfolio of Investments January 31, 2026
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 460,000 (b) XHR LP 4 .875% 06/01/29 $ 453,464
TOTAL FINANCIALS 16,542,384
INDUSTRIAL - 79.6%
1,010,000 (b) 1011778 BC ULC / New Red Finance Inc 6 .125 06/15/29 1,035,419
490,000 (b) 1011778 BC ULC / New Red Finance Inc 5 .625 09/15/29 498,292
460,000 (b) 1261229 BC Ltd 10 .000 04/15/32 472,078
110,000 (b) AAR Escrow Issuer LLC 6 .750 03/15/29 113,849
150,000 (a),(b) Acadia Healthcare Co Inc 7 .375 03/15/33 148,169
420,000 (a),(b) ACCO Brands Corp 4 .250 03/15/29 388,864
450,000 (b) Acushnet Co 5 .625 12/01/33 454,230
470,000 (b) AdaptHealth LLC 4 .625 08/01/29 453,959
370,000 (b) AdaptHealth LLC 5 .125 03/01/30 359,308
240,000 (b) Adient Global Holdings Ltd 7 .000 04/15/28 245,457
290,000 (b) Adient Global Holdings Ltd 8 .250 04/15/31 303,856
100,000 (b) ADT Security Corp/The 4 .125 08/01/29 97,428
100,000 (b) ADT Security Corp/The 5 .875 10/15/33 101,375
150,000 (b) Advance Auto Parts Inc 7 .375 08/01/33 152,250
100,000 (b) Advanced Drainage Systems Inc 6 .375 06/15/30 102,243
300,000 (b) AECOM 6 .000 08/01/33 307,319
750,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .500 02/15/28 762,010
500,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .500 03/31/31 500,885
1,480,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6 .250 03/15/33 1,511,230
300,000 (b) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5 .750 03/31/34 295,042
170,000 (b) Allison Transmission Inc 3 .750 01/30/31 160,247
140,000 (b) Alta Equipment Group Inc 9 .000 06/01/29 133,778
1,150,000 American Axle & Manufacturing Inc 5 .000 10/01/29 1,121,984
200,000 (b) ams-OSRAM AG 12 .250 03/30/29 212,515
330,000 (b) Antero Midstream Partners LP / Antero Midstream Finance Corp 5 .375 06/15/29 330,572
192,000 (b) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7 .000 04/15/30 194,395
20,000 (b) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 5 .750 01/15/29 19,735
830,000 (b) APLD COMPUTECO LLC 9 .250 12/15/30 862,158
150,000 (b) Archrock Partners LP / Archrock Partners Finance Corp 6 .625 09/01/32 155,490
100,000 (b) Arcosa Inc 6 .875 08/15/32 105,338
80,000 (b) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
4 .000 09/01/29 75,992
35,000 (b) Asbury Automotive Group Inc 4 .625 11/15/29 34,467
260,000 (b) Asbury Automotive Group Inc 5 .000 02/15/32 252,668
600,000 (b) Aston Martin Capital Holdings Ltd 10 .000 03/31/29 535,524
150,000 (b) Avantor Funding Inc 3 .875 11/01/29 144,036
350,000 (b) Avianca Midco 2 PLC 9 .000 12/01/28 356,562
210,000 (b) Avianca Midco 2 PLC 9 .625 02/14/30 215,145
60,000 (b) Avient Corp 7 .125 08/01/30 61,716
150,000 (b) Avient Corp 6 .250 11/01/31 154,219
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4 .750 04/01/28 146,866
200,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5 .375 03/01/29 195,035
150,000 (b) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8 .000 02/15/31 153,340
110,000 (b) Axalta Coating Systems Dutch Holding B BV 7 .250 02/15/31 115,770
100,000 (b) Axon Enterprise Inc 6 .125 03/15/30 102,795
190,000 (b) Axon Enterprise Inc 6 .250 03/15/33 196,869
190,000 (b) B&G Foods Inc 8 .000 09/15/28 179,313
390,000 Ball Corp 2 .875 08/15/30 359,087
240,000 Ball Corp 3 .125 09/15/31 220,566
100,000 (b) Bausch Health Cos Inc 4 .875 06/01/28 92,499
309,000 (b) Bausch Health Cos Inc 11 .000 09/30/28 321,230
610,000 Bell Telephone Co of Canada or Bell Canada 6 .875 09/15/55 632,001
950,000 Bell Telephone Co of Canada or Bell Canada 7 .000 09/15/55 996,389
210,000 (b) Belron UK Finance PLC 5 .750 10/15/29 213,999
55,000 Block Inc 6 .500 05/15/32 57,142

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 190,000 (b) Bombardier Inc 7 .500% 02/01/29 $ 197,366
325,000 (b) Bombardier Inc 8 .750 11/15/30 348,292
230,000 (b) Bombardier Inc 7 .250 07/01/31 244,183
330,000 (b) Bombardier Inc 7 .000 06/01/32 346,407
130,000 (b) Bombardier Inc 6 .750 06/15/33 136,551
250,000 (b) British Telecommunications PLC 4 .875 11/23/81 243,948
371,000 (b) Builders FirstSource Inc 4 .250 02/01/32 353,612
160,000 (b) Builders FirstSource Inc 6 .375 06/15/32 164,895
150,000 (b) Builders FirstSource Inc 6 .375 03/01/34 155,202
140,000 (b) CACI International Inc 6 .375 06/15/33 145,255
290,000 Celanese US Holdings LLC 6 .850 11/15/28 304,437
170,000 Celanese US Holdings LLC 7 .050 11/15/30 179,852
200,000 Celanese US Holdings LLC 7 .379 07/15/32 208,658
200,000 Celanese US Holdings LLC 7 .200 11/15/33 211,581
190,000 (b) Century Communities Inc 3 .875 08/15/29 180,819
110,000 (b) Charles River Laboratories International Inc 3 .750 03/15/29 106,103
200,000 (b) Charles River Laboratories International Inc 4 .000 03/15/31 189,550
850,000 (b) Chart Industries Inc 7 .500 01/01/30 884,395
265,000 (b) Chart Industries Inc 9 .500 01/01/31 278,994
160,000 (b) Chemours Co/The 4 .625 11/15/29 149,199
100,000 (a),(b) Chemours Co/The 8 .000 01/15/33 100,263
110,000 (b) CHS/Community Health Systems Inc 6 .875 04/15/29 101,150
100,000 (b) CHS/Community Health Systems Inc 6 .125 04/01/30 82,296
210,000 (b) Cimpress PLC 7 .375 09/15/32 215,634
150,000 (b) Cinemark USA Inc 5 .250 07/15/28 149,852
145,000 (b) Cinemark USA Inc 7 .000 08/01/32 150,035
100,000 (b) Clarios Global LP / Clarios US Finance Co 6 .750 02/15/30 104,613
10,000 (b) Clarivate Science Holdings Corp 3 .875 07/01/28 9,438
360,000 (b) Clarivate Science Holdings Corp 4 .875 07/01/29 309,443
250,000 (b) Clear Channel Outdoor Holdings Inc 7 .750 04/15/28 250,078
160,000 (b) Clear Channel Outdoor Holdings Inc 7 .500 06/01/29 158,323
250,000 (b) Clear Channel Outdoor Holdings Inc 7 .875 04/01/30 263,217
510,000 (b) Clue Opco LLC 9 .500 10/15/31 540,695
320,000 (b) Coherent Corp 5 .000 12/15/29 318,677
510,000 (b) Concentra Health Services Inc 6 .875 07/15/32 533,973
400,000 (b) Connect Finco SARL / Connect US Finco LLC 9 .000 09/15/29 424,547
550,000 (b) Cornerstone Building Brands Inc 9 .500 08/15/29 415,442
220,000 (b) Crown Americas LLC 5 .875 06/01/33 225,021
200,000 (b) CVR Energy Inc 8 .500 01/15/29 208,449
200,000 (b) Darling Ingredients Inc 6 .000 06/15/30 202,663
210,000 (b) DaVita Inc 6 .875 09/01/32 216,309
200,000 (b) DaVita Inc 6 .750 07/15/33 205,278
730,000 (b) Diebold Nixdorf Inc 7 .750 03/31/30 773,124
40,000 (b) Domtar Corp 6 .750 10/01/28 33,226
70,000 (b) Dycom Industries Inc 4 .500 04/15/29 68,905
160,000 (a),(b) Dye & Durham Ltd 8 .625 04/15/29 143,932
110,000 (b) Edgewell Personal Care Co 4 .125 04/01/29 105,454
170,000 (b) Elastic NV 4 .125 07/15/29 163,315
860,000 (b) Entegris Inc 5 .950 06/15/30 877,536
50,000 (b) EW Scripps Co/The 9 .875 08/15/30 49,828
150,000 (b) Excelerate Energy LP 8 .000 05/15/30 160,407
260,000 (b) Fair Isaac Corp 6 .000 05/15/33 264,923
220,000 (b) Ferrellgas LP / Ferrellgas Finance Corp 9 .250 01/15/31 227,419
110,000 FMC Corp 8 .450 11/01/55 88,223
210,000 (b) Forvia SE 6 .750 09/15/33 215,322
335,000 (b) Gap Inc/The 3 .625 10/01/29 318,606
250,000 (b) Garrett Motion Holdings Inc / Garrett LX I Sarl 7 .750 05/31/32 264,676
200,000 (b) Gen Digital Inc 6 .750 09/30/27 201,671
150,000 (b) Gen Digital Inc 7 .125 09/30/30 153,738
350,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .875 04/15/30 368,343
175,000 Genesis Energy LP / Genesis Energy Finance Corp 7 .875 05/15/32 182,615
200,000 Genesis Energy LP / Genesis Energy Finance Corp 8 .000 05/15/33 208,732

Portfolio of Investments January 31, 2026
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 420,000 (b) GENMAB A/S/GENMAB FIN 6 .250% 12/15/32 $ 430,516
200,000 (b) Go Daddy Operating Co LLC / GD Finance Co Inc 3 .500 03/01/29 190,047
120,000 Goodyear Tire & Rubber Co/The 5 .000 07/15/29 117,520
200,000 Goodyear Tire & Rubber Co/The 5 .250 07/15/31 190,493
100,000 (a),(b) Graphic Packaging International LLC 6 .375 07/15/32 101,120
824,000 (b) Gray Media Inc 10 .500 07/15/29 885,071
300,000 (b) Gray Media Inc 5 .375 11/15/31 222,726
200,000 (b) Gray Media Inc 9 .625 07/15/32 206,190
450,000 (b) Gray Media Inc 7 .250 08/15/33 460,698
410,000 (b) Grifols SA 4 .750 10/15/28 403,927
110,000 (b) Group 1 Automotive Inc 6 .375 01/15/30 112,917
520,000 (b) HealthEquity Inc 4 .500 10/01/29 506,874
220,000 (b) Herc Holdings Inc 6 .625 06/15/29 227,676
240,000 (b) Herc Holdings Inc 7 .000 06/15/30 251,895
310,000 (b) Herc Holdings Inc 7 .250 06/15/33 328,076
150,000 (b) Hertz Corp/The 12 .625 07/15/29 150,988
150,000 (b) Hertz Corp/The 5 .000 12/01/29 98,819
280,000 (b) Hess Midstream Operations LP 6 .500 06/01/29 289,801
120,000 (b) Hess Midstream Operations LP 4 .250 02/15/30 117,216
150,000 Hillenbrand Inc 6 .250 02/15/29 151,450
100,000 (b) Hilton Domestic Operating Co Inc 5 .875 04/01/29 102,313
300,000 (b) Hilton Domestic Operating Co Inc 3 .750 05/01/29 292,023
180,000 (b) Hilton Domestic Operating Co Inc 4 .000 05/01/31 171,819
360,000 (b) Hilton Domestic Operating Co Inc 3 .625 02/15/32 333,269
550,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5 .000 06/01/29 534,756
408,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4 .875 07/01/31 380,546
170,000 (b) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6 .625 01/15/32 173,771
200,000 (b) HLF Financing Sarl LLC / Herbalife International Inc 12 .250 04/15/29 215,030
220,000 (b) HLF Financing Sarl LLC / Herbalife International Inc 4 .875 06/01/29 208,778
175,000 (b) iHeartCommunications Inc 9 .125 05/01/29 165,375
175,000 (b) iHeartCommunications Inc 7 .750 08/15/30 149,826
140,000 (b) Insight Enterprises Inc 6 .625 05/15/32 143,317
510,000 (b) IQVIA Inc 6 .500 05/15/30 528,296
110,000 (b) Iron Mountain Inc 7 .000 02/15/29 113,029
200,000 (b) Iron Mountain Inc 6 .250 01/15/33 202,098
290,000 (b) Iron Mountain Information Management Services Inc 5 .000 07/15/32 277,352
410,000 (b) Jazz Securities DAC 4 .375 01/15/29 403,406
1,250,000 (b) JetBlue Airways Corp / JetBlue Loyalty LP 9 .875 09/20/31 1,255,459
390,000 (b) Kinetik Holdings LP 5 .875 06/15/30 394,655
300,000 (b) Kodiak Gas Services LLC 7 .250 02/15/29 311,164
100,000 (b) Kodiak Gas Services LLC 6 .500 10/01/33 102,428
370,000 (b) Kodiak Gas Services LLC 6 .750 10/01/35 382,312
210,000 (b) Lamb Weston Holdings Inc 4 .125 01/31/30 202,733
100,000 (b) Lamb Weston Holdings Inc 4 .375 01/31/32 95,272
1,200,000 (b) Level 3 Financing Inc 6 .875 06/30/33 1,236,589
1,050,000 (b) Level 3 Financing Inc 7 .000 03/31/34 1,087,595
300,000 (b) Life Time Inc 6 .000 11/15/31 307,587
860,000 (b) LifePoint Health Inc 9 .875 08/15/30 922,638
550,000 (b) LifePoint Health Inc 11 .000 10/15/30 599,817
450,000 (b) LifePoint Health Inc 8 .375 02/15/32 488,965
60,000 (b) Lithia Motors Inc 3 .875 06/01/29 58,043
190,000 (a),(b) Magnera Corp 4 .750 11/15/29 171,690
380,000 (b) Marriott Ownership Resorts Inc 4 .500 06/15/29 362,519
240,000 (b) Marriott Ownership Resorts Inc 6 .500 10/01/33 228,358
400,000 (b) Masterbrand Inc 7 .000 07/15/32 414,810
150,000 (b) Match Group Holdings II LLC 3 .625 10/01/31 135,834
270,000 (b) Match Group Holdings II LLC 6 .125 09/15/33 271,003
745,000 (b) McAfee Corp 7 .375 02/15/30 592,721
100,000 (b) Methanex US Operations Inc 6 .250 03/15/32 103,122

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 130,000 (b) Michaels Cos Inc/The 5 .250% 05/01/28 $ 128,582
50,000 (b) Mobius Merger Sub Inc 9 .000 06/01/30 29,509
510,000 (b) NCL Corp Ltd 7 .750 02/15/29 545,032
600,000 (b) NCL Corp Ltd 5 .875 01/15/31 601,642
860,000 (b) NCL Corp Ltd 6 .750 02/01/32 881,333
850,000 (b) NCL Corp Ltd 6 .250 09/15/33 854,696
400,000 (b) NCL Finance Ltd 6 .125 03/15/28 411,164
380,000 (b) NCR Atleos Corp 9 .500 04/01/29 407,252
220,000 (b) NESCO Holdings II Inc 5 .500 04/15/29 216,788
350,000 (b) New Flyer Holdings Inc 9 .250 07/01/30 377,082
200,000 Newell Brands Inc 6 .375 09/15/27 201,688
310,000 Newell Brands Inc 6 .625 09/15/29 310,329
10,000 (b) Open Text Corp 3 .875 12/01/29 9,282
300,000 (b) Open Text Holdings Inc 4 .125 12/01/31 269,511
120,000 (b) Option Care Health Inc 4 .375 10/31/29 117,434
720,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 4 .125 04/30/28 706,190
510,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 5 .125 04/30/31 463,158
620,000 (b) Organon & Co / Organon Foreign Debt Co-Issuer BV 6 .750 05/15/34 605,852
100,000 (a),(b) Owens & Minor Inc 6 .625 04/01/30 56,248
530,000 (a),(b) Owens-Brockway Glass Container Inc 7 .250 05/15/31 539,404
375,000 Paramount Global 6 .375 03/30/62 352,650
130,000 (b) Patrick Industries Inc 6 .375 11/01/32 133,052
200,000 (b) PBF Holding Co LLC / PBF Finance Corp 9 .875 03/15/30 212,094
290,000 (b) PBF Holding Co LLC / PBF Finance Corp 7 .875 09/15/30 290,392
1,305,000 (b) Performance Food Group Inc 4 .250 08/01/29 1,277,794
400,000 (b) Performance Food Group Inc 6 .125 09/15/32 410,823
420,000 Perrigo Finance Unlimited Co 5 .150 06/15/30 407,384
200,000 (b) Phinia Inc 6 .750 04/15/29 206,746
590,000 (b) Post Holdings Inc 4 .500 09/15/31 558,945
815,000 (b) Post Holdings Inc 6 .250 02/15/32 836,846
190,000 (b) Post Holdings Inc 6 .375 03/01/33 191,457
190,000 (b) Post Holdings Inc 6 .250 10/15/34 191,360
150,000 (b) Prestige Brands Inc 3 .750 04/01/31 140,209
300,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 6 .250 04/01/29 300,250
520,000 (b) Primo Water Holdings Inc / Triton Water Holdings Inc 4 .375 04/30/29 508,377
300,000 (b) QXO Building Products Inc 6 .750 04/30/32 309,144
300,000 (b) Rakuten Group Inc 9 .750 04/15/29 336,106
200,000 (b),(c) Rakuten Group Inc 8 .125 N/A 206,997
355,000 (b),(c) Rakuten Group Inc 6 .250 N/A 343,229
100,000 (b) RB Global Holdings Inc 6 .750 03/15/28 101,858
110,000 (b) RB Global Holdings Inc 7 .750 03/15/31 114,663
110,000 (b) Resideo Funding Inc 6 .500 07/15/32 111,734
160,000 (b) Reworld Holding Corp 4 .875 12/01/29 154,892
100,000 Rogers Communications Inc 7 .000 04/15/55 103,727
350,000 Rogers Communications Inc 7 .125 04/15/55 367,027
380,000 (b) RR Donnelley & Sons Co 9 .500 08/01/29 395,465
159,000 (b) Sabre GLBL Inc 10 .750 11/15/29 129,773
201,000 (b) Sabre GLBL Inc 10 .750 03/15/30 161,303
200,000 (b) Sabre GLBL Inc 11 .125 07/15/30 161,750
270,000 SBA Communications Corp 3 .125 02/01/29 257,880
50,000 (b) Scientific Games Holdings LP/Scientific Games US FinCo Inc 6 .625 03/01/30 45,626
188,000 (b) Seagate Data Storage Technology Pte Ltd 9 .625 12/01/32 212,292
120,000 (b) Sealed Air Corp/Sealed Air Corp US 6 .125 02/01/28 121,791
270,000 (b) SeaWorld Parks & Entertainment Inc 5 .250 08/15/29 263,957
420,000 (b) Select Medical Corp 6 .250 12/01/32 407,603
220,000 (b) Sensata Technologies BV 4 .000 04/15/29 215,386
200,000 (b) Sensata Technologies BV 5 .875 09/01/30 202,973
500,000 Service Corp International/US 4 .000 05/15/31 475,810
430,000 (b) Sinclair Television Group Inc 8 .125 02/15/33 444,801
700,000 (b) Sirius XM Radio LLC 4 .000 07/15/28 683,774
540,000 (a),(b) Sirius XM Radio LLC 3 .875 09/01/31 493,211
250,000 (b) SIX FLAGS ENTERTAINMENT 6 .625 05/01/32 255,461

Portfolio of Investments January 31, 2026
(continued)
NUHY

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 260,000 (a) Six Flags Entertainment Corp 7 .250% 05/15/31 $ 256,586
550,000 (b) Snap Inc 6 .875 03/01/33 564,385
200,000 (b) Snap Inc 6 .875 03/15/34 204,225
760,000 (b) Somnigroup International Inc 4 .000 04/15/29 737,322
610,000 (b) Somnigroup International Inc 3 .875 10/15/31 569,220
100,000 (b) Sonic Automotive Inc 4 .625 11/15/29 98,273
200,000 (b) Sonic Automotive Inc 4 .875 11/15/31 192,842
580,000 (b) Sotera Health Holdings LLC 7 .375 06/01/31 610,285
170,000 (b) SPX FLOW Inc 8 .750 04/01/30 174,666
310,000 (b) Stagwell Global LLC 5 .625 08/15/29 300,596
230,000 (b) Stena International SA 7 .250 01/15/31 236,307
220,000 (b) Suburban Propane Partners LP/Suburban Energy Finance Corp 5 .000 06/01/31 211,296
260,000 (b) Summit Midstream Holdings LLC 8 .625 10/31/29 271,638
150,000 (b) Sunoco LP 7 .000 05/01/29 155,975
200,000 (b) Sunoco LP 4 .625 05/01/30 195,016
680,000 (b) Sunoco LP 7 .250 05/01/32 719,183
230,000 (b) Sunrise FinCo I BV 4 .875 07/15/31 220,299
110,000 (b) Superior Plus LP / Superior General Partner Inc 4 .500 03/15/29 107,478
260,000 (b) Surgery Center Holdings Inc 7 .250 04/15/32 261,771
100,000 TELUS Corp 6 .625 10/15/55 102,273
110,000 TELUS Corp 7 .000 10/15/55 115,042
600,000 (b) Tenneco Inc 8 .000 11/17/28 603,571
240,000 (b) Terex Corp 5 .000 05/15/29 239,241
200,000 (b) TGS ASA 8 .500 01/15/30 210,373
310,000 (b) Thor Industries Inc 4 .000 10/15/29 297,966
220,000 (b) TopBuild Corp 4 .125 02/15/32 209,114
31,000 (b) TransDigm Inc 6 .625 03/01/32 32,053
250,000 (b) Travel + Leisure Co 4 .500 12/01/29 243,704
100,000 (b) Trinity Industries Inc 7 .750 07/15/28 103,221
160,000 (a),(b) Tronox Inc 4 .625 03/15/29 122,981
480,000 (b) TTM Technologies Inc 4 .000 03/01/29 466,261
10,000 Twilio Inc 3 .625 03/15/29 9,576
210,000 Twilio Inc 3 .875 03/15/31 198,450
220,000 (a),(b) Unisys Corp 10 .625 01/15/31 208,355
490,000 (b) United Rentals North America Inc 6 .125 03/15/34 509,132
250,000 (b) Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC 6 .000 01/15/30 238,106
160,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4 .750 04/15/28 159,652
150,000 (b) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 6 .500 02/15/29 145,888
44,000 (b) Univision Communications Inc 4 .500 05/01/29 42,027
258,000 (b) US Foods Inc 4 .750 02/15/29 256,967
290,000 (b) US Foods Inc 4 .625 06/01/30 285,661
100,000 (b) Vail Resorts Inc 5 .625 07/15/30 101,563
100,000 (b) Vail Resorts Inc 6 .500 05/15/32 103,635
150,000 Veritiv Operating Co 10 .500 11/30/30 160,612
130,000 (b) Vertiv Group Corp 4 .125 11/15/28 128,018
100,000 (b) Viasat Inc 7 .500 05/30/31 97,110
78,000 (b) Victoria's Secret & Co 4 .625 07/15/29 76,272
325,000 Vodafone Group PLC 4 .125 06/04/81 305,830
640,000 (b) VZ Secured Financing BV 5 .000 01/15/32 577,893
800,000 (b) Wayfair LLC 7 .250 10/31/29 836,470
750,000 (b) Wayfair LLC 7 .750 09/15/30 797,340
250,000 (b) Wayfair LLC 6 .750 11/15/32 258,393
91,000 (b) Weatherford International Ltd 8 .625 04/30/30 93,139
150,000 (b) WESCO Distribution Inc 6 .375 03/15/29 154,653
150,000 (b) WESCO Distribution Inc 6 .625 03/15/32 156,734
175,000 (b) WESCO Distribution Inc 6 .375 03/15/33 182,222
130,000 (b) WEX Inc 6 .500 03/15/33 132,686
100,000 Whirlpool Corp 6 .125 06/15/30 100,261
120,000 Whirlpool Corp 6 .500 06/15/33 118,415
130,000 (b) Williams Scotsman Inc 7 .375 10/01/31 135,537
1,450,000 (b) Windstream Services LLC / Windstream Escrow Finance Corp 8 .250 10/01/31 1,518,911
200,000 (b) Wolverine World Wide Inc 4 .000 08/15/29 186,622

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 180,000 (b) XPO Inc 7 .125% 02/01/32 $ 189,225
700,000 Yum! Brands Inc 4 .625 01/31/32 684,439
610,000 Yum! Brands Inc 5 .375 04/01/32 617,833
100,000 (b) Zebra Technologies Corp 6 .500 06/01/32 103,004
230,000 (b) ZipRecruiter Inc 5 .000 01/15/30 159,590
560,000 (b) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3 .875 02/01/29 511,869
TOTAL INDUSTRIAL 92,265,774
UTILITY - 4.2%
260,000 AES Corp/The 7 .600 01/15/55 263,623
110,000 Algonquin Power & Utilities Corp 4 .750 01/18/82 109,201
100,000 (b) AltaGas Ltd 7 .200 10/15/54 104,004
210,000 (b) Clearway Energy Operating LLC 3 .750 02/15/31 196,676
200,000 (b) ContourGlobal Power Holdings SA 6 .750 02/28/30 206,256
100,000 Edison International 8 .125 06/15/53 103,488
150,000 EUSHI Finance Inc 6 .250 04/01/56 150,631
150,000 (b) Gates Corp/DE 6 .875 07/01/29 155,930
190,000 (b) LONG RIDGE ENERGY LLC 8 .750 02/15/32 201,844
160,000 (b) NRG Energy Inc 5 .750 07/15/29 159,397
240,000 PacifiCorp 7 .375 09/15/55 246,481
710,000 (b) XPLR Infrastructure Operating Partners LP 7 .250 01/15/29 732,638
740,000 (b) XPLR Infrastructure Operating Partners LP 8 .375 01/15/31 777,310
890,000 (b) XPLR Infrastructure Operating Partners LP 8 .625 03/15/33 933,716
500,000 (b) XPLR Infrastructure Operating Partners LP 7 .750 04/15/34 509,673
TOTAL UTILITY 4,850,868
TOTAL CORPORATE DEBT
(Cost $112,434,958) 113,659,026
TOTAL LONG-TERM INVESTMENTS
(Cost $112,434,958) 113,659,026
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
1,754,200 (d) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (e) $ 1,754,200
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,754,200) 1,754,200
TOTAL INVESTMENTS - 99.5%
(Cost $114,189,158) 115,413,226
OTHER ASSETS & LIABILITIES, NET - 0.5% 546,359
NET ASSETS - 100% $ 115,959,585
REIT Real Estate Investment Trust
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,682,319.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $98,435,318 or 85.3% of Total Investments.
(c) Perpetual security. Maturity date is not applicable.
(d) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(e) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
NUBD
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.7%
CORPORATE DEBT - 24.6%
FINANCIALS - 8.4%
$ 10,000 Aegon Ltd 5 .500% 04/11/48 $ 10,119
100,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2 .450 10/29/26 98,876
30,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .650 07/21/27 29,822
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .875 01/23/28 19,923
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .100 01/19/29 10,234
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .150 09/30/30 10,658
190,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .300 01/30/32 175,788
150,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4 .750 01/15/33 148,547
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3 .400 10/29/33 9,004
10,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5 .300 01/19/34 10,177
20,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6 .950 03/10/55 20,937
50,000 Affiliated Managers Group Inc 5 .500 02/15/36 50,027
40,000 Aflac Inc 3 .600 04/01/30 39,314
10,000 Air Lease Corp 5 .300 02/01/28 10,201
10,000 Air Lease Corp 4 .625 10/01/28 10,072
80,000 Air Lease Corp 3 .125 12/01/30 74,702
50,000 Air Lease Corp 5 .200 07/15/31 50,946
30,000 Air Lease Corp 2 .875 01/15/32 26,995
15,000 Alexandria Real Estate Equities Inc 3 .950 01/15/28 14,965
88,000 Alexandria Real Estate Equities Inc 2 .750 12/15/29 83,025
100,000 Allstate Corp/The 3 .850 08/10/49 75,947
50,000 Ally Financial Inc 5 .737 05/15/29 51,341
30,000 Ally Financial Inc 8 .000 11/01/31 33,952
92,000 Ally Financial Inc 8 .000 11/01/31 104,319
50,000 Ally Financial Inc 5 .548 07/31/33 50,321
40,000 American Assets Trust LP 3 .375 02/01/31 36,485
90,000 American Express Co 1 .650 11/04/26 88,621
50,000 American Express Co 5 .085 01/30/31 51,369
50,000 American Express Co 4 .918 07/20/33 50,652
180,000 American Express Co 5 .625 07/28/34 187,424
150,000 American Express Co 5 .284 07/26/35 153,567
50,000 American Express Co 4 .804 10/24/36 49,014
50,000 American Homes 4 Rent LP 5 .500 07/15/34 51,131
70,000 American International Group Inc 3 .400 06/30/30 67,727
30,000 American International Group Inc 5 .125 03/27/33 30,720
20,000 American International Group Inc 4 .375 06/30/50 16,694
50,000 American Tower Corp 4 .700 12/15/32 50,045
4,000 Ameriprise Financial Inc 2 .875 09/15/26 3,975
30,000 Ameriprise Financial Inc 5 .700 12/15/28 31,409
20,000 Ameriprise Financial Inc 4 .500 05/13/32 20,156
20,000 Ameriprise Financial Inc 5 .200 04/15/35 20,352
10,000 Aon Corp / Aon Global Holdings PLC 2 .850 05/28/27 9,869
120,000 Aon Corp / Aon Global Holdings PLC 5 .350 02/28/33 124,557
20,000 Aon Corp / Aon Global Holdings PLC 2 .900 08/23/51 12,500
20,000 Aon Global Ltd 4 .600 06/14/44 17,563
60,000 Aon North America Inc 5 .450 03/01/34 62,319
30,000 Apollo Global Management Inc 6 .375 11/15/33 32,827
50,000 Apollo Global Management Inc 5 .150 08/12/35 49,794
20,000 (a) Apollo Global Management Inc 6 .000 12/15/54 19,997
20,000 Arthur J Gallagher & Co 2 .400 11/09/31 17,858
50,000 Arthur J Gallagher & Co 3 .500 05/20/51 34,595
90,000 Arthur J Gallagher & Co 3 .050 03/09/52 56,592
60,000 Arthur J Gallagher & Co 5 .550 02/15/55 57,391
62,000 Assurant Inc 2 .650 01/15/32 55,070
18,000 Assured Guaranty US Holdings Inc 3 .150 06/15/31 16,935
10,000 AvalonBay Communities Inc 3 .300 06/01/29 9,760
50,000 AvalonBay Communities Inc 4 .350 12/01/30 50,035
100,000 AvalonBay Communities Inc 5 .300 12/07/33 103,860
40,000 AXIS Specialty Finance LLC 3 .900 07/15/29 39,558

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
20,000 AXIS Specialty Finance LLC 4 .900% 01/15/40 $ 19,303
170,000 Banco Santander SA 4 .175 03/24/28 170,067
150,000 Banco Santander SA 3 .490 05/28/30 144,723
40,000 Banco Santander SA 6 .921 08/08/33 44,103
200,000 Banco Santander SA 5 .127 11/06/35 199,664
50,000 Bank of America Corp 4 .250 10/22/26 50,117
40,000 Bank of America Corp 1 .734 07/22/27 39,581
40,000 Bank of America Corp 5 .933 09/15/27 40,473
50,000 Bank of America Corp 4 .979 01/24/29 50,923
130,000 Bank of America Corp 2 .087 06/14/29 124,252
150,000 Bank of America Corp 4 .271 07/23/29 150,712
740,000 Bank of America Corp 3 .974 02/07/30 736,475
200,000 Bank of America Corp 2 .592 04/29/31 186,540
250,000 Bank of America Corp 2 .651 03/11/32 229,509
120,000 Bank of America Corp 2 .299 07/21/32 107,234
121,000 Bank of America Corp 2 .972 02/04/33 110,663
310,000 Bank of America Corp 5 .872 09/15/34 329,271
50,000 Bank of America Corp 5 .464 05/09/36 51,724
50,000 Bank of America Corp 4 .078 04/23/40 44,279
272,000 Bank of America Corp 3 .311 04/22/42 212,924
20,000 Bank of America Corp 2 .831 10/24/51 12,686
250,000 Bank of America Corp 2 .972 07/21/52 163,379
40,000 Bank of Montreal 2 .650 03/08/27 39,503
50,000 Bank of Montreal 5 .717 09/25/28 52,102
50,000 Bank of Montreal 5 .004 01/27/29 50,933
50,000 Bank of Montreal 4 .640 09/10/30 50,681
50,000 Bank of Montreal 4 .350 09/22/31 49,920
58,000 Bank of Montreal 3 .803 12/15/32 57,419
100,000 Bank of New York Mellon Corp/The 2 .050 01/26/27 98,414
50,000 Bank of New York Mellon Corp/The 3 .442 02/07/28 49,798
50,000 Bank of New York Mellon Corp/The 3 .992 06/13/28 50,054
50,000 Bank of New York Mellon Corp/The 4 .026 01/22/30 49,954
50,000 Bank of New York Mellon Corp/The 4 .942 02/11/31 51,382
140,000 Bank of New York Mellon Corp/The 5 .188 03/14/35 144,032
50,000 Bank of New York Mellon Corp/The 5 .606 07/21/39 52,078
100,000 Bank of Nova Scotia/The 5 .400 06/04/27 101,990
50,000 Bank of Nova Scotia/The 5 .130 02/14/31 51,454
50,000 Bank of Nova Scotia/The 4 .338 09/15/31 49,824
50,000 Bank of Nova Scotia/The 4 .740 11/10/32 50,455
10,000 Bank of Nova Scotia/The 5 .650 02/01/34 10,563
200,000 (b) Bank of Nova Scotia/The 4 .813 02/02/34 200,215
60,000 Barclays PLC 4 .836 05/09/28 60,470
30,000 Barclays PLC 5 .501 08/09/28 30,631
200,000 Barclays PLC 5 .367 02/25/31 206,493
40,000 Barclays PLC 2 .894 11/24/32 36,346
200,000 Barclays PLC 6 .692 09/13/34 220,937
210,000 Barclays PLC 5 .335 09/10/35 212,728
60,000 BlackRock Funding Inc 5 .350 01/08/55 57,887
50,000 Blackrock Inc 3 .250 04/30/29 49,010
20,000 Blackrock Inc 2 .400 04/30/30 18,722
30,000 Blackrock Inc 1 .900 01/28/31 26,979
50,000 Blackrock Inc 4 .750 05/25/33 51,025
132,000 Boston Properties LP 2 .900 03/15/30 123,955
30,000 Boston Properties LP 6 .500 01/15/34 32,191
20,000 Brixmor Operating Partnership LP 4 .125 06/15/26 20,002
10,000 Brixmor Operating Partnership LP 3 .900 03/15/27 9,985
50,000 Brixmor Operating Partnership LP 5 .200 04/01/32 51,188
50,000 Brixmor Operating Partnership LP 4 .850 02/15/33 49,889
50,000 Brookfield Asset Management Ltd 5 .298 01/15/36 49,929
80,000 Brookfield Finance I UK Plc / Brookfield Finance Inc 2 .340 01/30/32 70,144
20,000 Brookfield Finance Inc 3 .900 01/25/28 19,970
60,000 Brookfield Finance Inc 6 .350 01/05/34 64,907

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Brookfield Finance Inc 5 .330% 01/15/36 $ 50,112
10,000 Brookfield Finance Inc 5 .968 03/04/54 10,144
20,000 Brown & Brown Inc 2 .375 03/15/31 17,977
60,000 Brown & Brown Inc 5 .650 06/11/34 61,793
50,000 Brown & Brown Inc 5 .550 06/23/35 51,157
50,000 Canadian Imperial Bank of Commerce 5 .260 04/08/29 51,731
50,000 Canadian Imperial Bank of Commerce 4 .283 01/29/30 50,128
50,000 Canadian Imperial Bank of Commerce 4 .580 09/08/31 50,351
130,000 Canadian Imperial Bank of Commerce 6 .092 10/03/33 140,815
20,000 Capital One Financial Corp 3 .800 01/31/28 19,903
30,000 Capital One Financial Corp 5 .468 02/01/29 30,748
100,000 Capital One Financial Corp 6 .312 06/08/29 104,675
130,000 Capital One Financial Corp 7 .624 10/30/31 145,928
100,000 Capital One Financial Corp 6 .700 11/29/32 110,356
100,000 Capital One Financial Corp 6 .051 02/01/35 105,031
10,000 Cboe Global Markets Inc 3 .650 01/12/27 9,990
20,000 Cboe Global Markets Inc 3 .000 03/16/32 18,560
250,000 Centene Corp 3 .375 02/15/30 230,633
10,000 Charles Schwab Corp/The 3 .200 03/02/27 9,932
110,000 Charles Schwab Corp/The 2 .000 03/20/28 106,002
30,000 Charles Schwab Corp/The 4 .000 02/01/29 30,158
110,000 Charles Schwab Corp/The 5 .643 05/19/29 114,159
10,000 Charles Schwab Corp/The 3 .250 05/22/29 9,770
20,000 Charles Schwab Corp/The 5 .853 05/19/34 21,348
10,000 Charles Schwab Corp/The 6 .136 08/24/34 10,859
50,000 Charles Schwab Corp/The 4 .914 11/14/36 49,557
15,000 Chubb INA Holdings LLC 1 .375 09/15/30 13,241
50,000 Chubb INA Holdings LLC 4 .900 08/15/35 50,043
139,000 Chubb INA Holdings LLC 6 .000 05/11/37 150,767
10,000 Chubb INA Holdings LLC 4 .350 11/03/45 8,676
90,000 Citibank NA 4 .576 05/29/27 90,833
898,000 Citigroup Inc 3 .980 03/20/30 891,328
50,000 Citigroup Inc 4 .542 09/19/30 50,414
60,000 Citigroup Inc 2 .666 01/29/31 56,211
190,000 Citigroup Inc 2 .561 05/01/32 172,349
280,000 Citigroup Inc 2 .520 11/03/32 250,722
20,000 Citigroup Inc 3 .057 01/25/33 18,313
100,000 Citigroup Inc 6 .174 05/25/34 105,878
50,000 Citigroup Inc 5 .827 02/13/35 51,697
20,000 Citigroup Inc 5 .449 06/11/35 20,615
50,000 Citigroup Inc 6 .020 01/24/36 52,125
50,000 Citigroup Inc 5 .333 03/27/36 50,963
50,000 Citigroup Inc 5 .174 09/11/36 50,213
50,000 Citigroup Inc 5 .411 09/19/39 49,982
100,000 Citigroup Inc 5 .612 03/04/56 99,277
32,000 Citizens Financial Group Inc 2 .850 07/27/26 31,812
110,000 Citizens Financial Group Inc 2 .638 09/30/32 95,900
100,000 Citizens Financial Group Inc 5 .299 01/29/36 100,475
90,000 CME Group Inc 5 .300 09/15/43 90,108
60,000 CNO Financial Group Inc 6 .450 06/15/34 63,415
10,000 Comerica Inc 4 .000 02/01/29 9,942
60,000 Comerica Inc 5 .982 01/30/30 62,719
100,000 Cooperatieve Rabobank UA 3 .750 07/21/26 99,853
60,000 Cooperatieve Rabobank UA 5 .750 12/01/43 60,265
50,000 COPT Defense Properties LP 2 .000 01/15/29 46,999
30,000 Cousins Properties LP 5 .375 02/15/32 30,961
20,000 Cousins Properties LP 5 .875 10/01/34 20,871
10,000 Credit Suisse USA LLC 7 .125 07/15/32 11,393
45,000 CubeSmart LP 3 .000 02/15/30 42,643
120,000 Deutsche Bank AG/New York NY 2 .552 01/07/28 118,311
160,000 Deutsche Bank AG/New York NY 6 .819 11/20/29 170,656
150,000 Deutsche Bank AG/New York NY 4 .950 08/04/31 151,753

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Deutsche Bank AG/New York NY 3 .742% 01/07/33 $ 46,544
70,000 Digital Realty Trust LP 5 .550 01/15/28 71,985
30,000 Eaton Vance Corp 3 .500 04/06/27 29,884
30,000 Elevance Health Inc 3 .650 12/01/27 29,862
50,000 Elevance Health Inc 4 .000 09/15/28 49,973
30,000 Elevance Health Inc 2 .250 05/15/30 27,559
50,000 Elevance Health Inc 5 .500 10/15/32 52,370
50,000 Elevance Health Inc 5 .200 02/15/35 50,741
80,000 Elevance Health Inc 6 .375 06/15/37 87,121
110,000 Elevance Health Inc 4 .650 01/15/43 97,949
10,000 Elevance Health Inc 4 .550 03/01/48 8,472
30,000 Elevance Health Inc 3 .125 05/15/50 19,558
110,000 Elevance Health Inc 4 .550 05/15/52 90,512
5,000 Enstar Finance LLC 5 .500 01/15/42 4,967
7,000 Equitable Holdings Inc 4 .350 04/20/28 7,039
36,000 Equitable Holdings Inc 5 .000 04/20/48 32,381
20,000 ERP Operating LP 3 .000 07/01/29 19,320
40,000 ERP Operating LP 2 .500 02/15/30 37,593
50,000 ERP Operating LP 4 .650 09/15/34 49,377
20,000 Essential Properties LP 2 .950 07/15/31 18,305
60,000 Everest Reinsurance Holdings Inc 3 .500 10/15/50 41,780
100,000 Fairfax Financial Holdings Ltd 5 .750 05/20/35 104,139
60,000 Federal Realty OP LP 3 .500 06/01/30 57,910
32,000 Fifth Third Bancorp 1 .707 11/01/27 31,455
20,000 Fifth Third Bancorp 4 .055 04/25/28 19,989
100,000 Fifth Third Bancorp 6 .339 07/27/29 105,133
50,000 Fifth Third Bancorp 5 .631 01/29/32 52,386
40,000 First American Financial Corp 2 .400 08/15/31 35,029
40,000 Franklin Resources Inc 1 .600 10/30/30 35,501
50,000 GATX Corp 4 .700 04/01/29 50,597
10,000 GATX Corp 4 .000 06/30/30 9,811
10,000 GATX Corp 1 .900 06/01/31 8,769
30,000 GATX Corp 3 .500 06/01/32 28,028
20,000 GATX Corp 5 .450 09/15/33 20,633
30,000 GATX Corp 6 .050 03/15/34 31,962
20,000 GATX Corp 5 .200 03/15/44 18,780
30,000 Globe Life Inc 4 .800 06/15/32 30,201
10,000 Goldman Sachs Group Inc/The 4 .387 06/15/27 10,012
420,000 Goldman Sachs Group Inc/The 3 .800 03/15/30 413,640
50,000 Goldman Sachs Group Inc/The 5 .727 04/25/30 52,205
100,000 Goldman Sachs Group Inc/The 5 .218 04/23/31 103,005
652,000 Goldman Sachs Group Inc/The 2 .383 07/21/32 583,056
200,000 Goldman Sachs Group Inc/The 2 .650 10/21/32 180,736
140,000 Goldman Sachs Group Inc/The 6 .561 10/24/34 155,023
50,000 Goldman Sachs Group Inc/The 5 .330 07/23/35 51,091
90,000 Goldman Sachs Group Inc/The 5 .016 10/23/35 90,072
50,000 Goldman Sachs Group Inc/The 5 .536 01/28/36 51,688
100,000 Goldman Sachs Group Inc/The 4 .939 10/21/36 98,606
100,000 Goldman Sachs Group Inc/The 5 .065 01/21/37 99,571
15,000 Goldman Sachs Group Inc/The 6 .750 10/01/37 16,652
100,000 Goldman Sachs Group Inc/The 5 .387 02/02/41 99,068
80,000 Goldman Sachs Group Inc/The 5 .561 11/19/45 79,572
50,000 Goldman Sachs Group Inc/The 5 .541 01/21/47 49,253
40,000 HA Sustainable Infrastructure Capital Inc 6 .375 07/01/34 40,848
100,000 Hartford Insurance Group Inc/The 2 .900 09/15/51 63,648
50,000 Healthpeak OP LLC 2 .125 12/01/28 47,374
70,000 Healthpeak OP LLC 3 .500 07/15/29 68,242
10,000 Healthpeak OP LLC 5 .250 12/15/32 10,254
40,000 Highwoods Realty LP 3 .050 02/15/30 37,374
10,000 Host Hotels & Resorts LP 3 .375 12/15/29 9,626
50,000 Host Hotels & Resorts LP 5 .700 06/15/32 52,199
110,000 HSBC Holdings PLC 2 .013 09/22/28 106,419

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
270,000 HSBC Holdings PLC 2 .206% 08/17/29 $ 257,271
5,000 HSBC Holdings PLC 2 .848 06/04/31 4,682
250,000 HSBC Holdings PLC 2 .804 05/24/32 228,820
100,000 HSBC Holdings PLC 2 .871 11/22/32 90,852
250,000 HSBC Holdings PLC 6 .547 06/20/34 269,901
200,000 HSBC Holdings PLC 5 .450 03/03/36 205,411
200,000 HSBC Holdings PLC 5 .741 09/10/36 205,431
200,000 HSBC Holdings PLC 5 .133 11/06/36 199,754
10,000 HSBC Holdings PLC 6 .500 09/15/37 10,832
10,000 Humana Inc 1 .350 02/03/27 9,738
10,000 Humana Inc 5 .750 12/01/28 10,361
40,000 Humana Inc 4 .875 04/01/30 40,311
10,000 Humana Inc 5 .375 04/15/31 10,243
120,000 Humana Inc 2 .150 02/03/32 103,663
20,000 Humana Inc 4 .950 10/01/44 17,230
10,000 Humana Inc 5 .500 03/15/53 8,892
15,000 Humana Inc 5 .750 04/15/54 13,823
130,000 Huntington Bancshares Inc/OH 5 .709 02/02/35 135,280
40,000 Huntington Bancshares Inc/OH 2 .487 08/15/36 34,847
100,000 ING Groep NV 3 .950 03/29/27 100,062
80,000 ING Groep NV 4 .050 04/09/29 79,827
60,000 ING Groep NV 6 .114 09/11/34 64,745
40,000 ING Groep NV 5 .550 03/19/35 41,517
64,000 Intercontinental Exchange Inc 3 .750 09/21/28 63,686
10,000 Intercontinental Exchange Inc 4 .350 06/15/29 10,098
50,000 Intercontinental Exchange Inc 5 .250 06/15/31 52,204
20,000 Intercontinental Exchange Inc 1 .850 09/15/32 17,055
32,000 Intercontinental Exchange Inc 4 .600 03/15/33 32,174
100,000 Intercontinental Exchange Inc 4 .250 09/21/48 83,288
20,000 Intercontinental Exchange Inc 4 .950 06/15/52 18,211
60,000 Invitation Homes Operating Partnership LP 5 .450 08/15/30 62,172
30,000 Jackson Financial Inc 3 .125 11/23/31 27,302
33,000 Jefferies Financial Group Inc 5 .875 07/21/28 34,285
100,000 Jefferies Financial Group Inc 5 .500 02/15/36 98,712
80,000 JPMorgan Chase & Co 2 .947 02/24/28 79,145
60,000 JPMorgan Chase & Co 4 .979 07/22/28 60,863
30,000 JPMorgan Chase & Co 3 .509 01/23/29 29,711
50,000 JPMorgan Chase & Co 4 .915 01/24/29 50,903
240,000 JPMorgan Chase & Co 4 .005 04/23/29 239,852
60,000 JPMorgan Chase & Co 5 .581 04/22/30 62,513
570,000 JPMorgan Chase & Co 3 .702 05/06/30 561,972
260,000 JPMorgan Chase & Co 2 .739 10/15/30 247,104
50,000 JPMorgan Chase & Co 4 .603 10/22/30 50,718
648,000 JPMorgan Chase & Co 4 .493 03/24/31 652,878
50,000 JPMorgan Chase & Co 4 .347 01/22/32 49,868
180,000 JPMorgan Chase & Co 2 .545 11/08/32 162,180
50,000 JPMorgan Chase & Co 4 .946 10/22/35 50,211
50,000 JPMorgan Chase & Co 4 .898 01/22/37 49,620
130,000 JPMorgan Chase & Co 3 .109 04/22/41 101,386
270,000 JPMorgan Chase & Co 3 .157 04/22/42 207,811
450,000 JPMorgan Chase & Co 3 .328 04/22/52 317,657
20,000 KeyBank NA/Cleveland OH 6 .950 02/01/28 21,019
30,000 KeyBank NA/Cleveland OH 3 .900 04/13/29 29,518
60,000 KeyCorp 2 .250 04/06/27 58,778
70,000 KeyCorp 6 .401 03/06/35 75,847
20,000 Kilroy Realty LP 4 .750 12/15/28 20,101
30,000 Kilroy Realty LP 2 .500 11/15/32 25,070
20,000 Kimco Realty OP LLC 3 .800 04/01/27 19,984
100,000 Kimco Realty OP LLC 2 .250 12/01/31 88,728
175,000 Kreditanstalt fuer Wiederaufbau 3 .750 03/14/31 174,379
5,000 Lazard Group LLC 4 .500 09/19/28 5,035
50,000 Lazard Group LLC 5 .625 08/01/35 51,230

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
10,000 Legg Mason Inc 5 .625% 01/15/44 $ 9,955
25,000 Lincoln National Corp 3 .050 01/15/30 23,813
30,000 Lincoln National Corp 3 .400 03/01/32 27,753
20,000 Lloyds Banking Group PLC 4 .818 06/13/29 20,325
200,000 Lloyds Banking Group PLC 5 .721 06/05/30 209,305
60,000 Lloyds Banking Group PLC 5 .679 01/05/35 62,886
200,000 Lloyds Banking Group PLC 4 .943 11/04/36 196,970
75,000 Lloyds Banking Group PLC 4 .344 01/09/48 62,445
20,000 LPL Holdings Inc 6 .750 11/17/28 21,274
60,000 LPL Holdings Inc 5 .150 06/15/30 61,195
5,000 LXP Industrial Trust 6 .750 11/15/28 5,288
30,000 M&T Bank Corp 7 .413 10/30/29 32,519
60,000 M&T Bank Corp 6 .082 03/13/32 63,730
50,000 M&T Bank Corp 5 .385 01/16/36 50,701
50,000 Manulife Financial Corp 5 .375 03/04/46 49,408
19,000 Markel Group Inc 5 .000 04/05/46 17,205
20,000 Marsh & McLennan Cos Inc 4 .375 03/15/29 20,197
120,000 Marsh & McLennan Cos Inc 2 .250 11/15/30 109,520
20,000 Marsh & McLennan Cos Inc 5 .150 03/15/34 20,585
20,000 Marsh & McLennan Cos Inc 4 .750 03/15/39 19,134
40,000 Marsh & McLennan Cos Inc 4 .350 01/30/47 33,852
70,000 Marsh & McLennan Cos Inc 4 .200 03/01/48 57,315
60,000 Marsh & McLennan Cos Inc 5 .450 03/15/54 58,164
20,000 MetLife Inc 10 .750 08/01/39 26,663
10,000 MetLife Inc 5 .875 02/06/41 10,457
220,000 MetLife Inc 4 .875 11/13/43 204,697
40,000 MetLife Inc 5 .000 07/15/52 36,523
200,000 Mitsubishi UFJ Financial Group Inc 2 .757 09/13/26 198,729
150,000 Mitsubishi UFJ Financial Group Inc 1 .538 07/20/27 148,258
64,000 Mitsubishi UFJ Financial Group Inc 3 .961 03/02/28 64,081
10,000 Mitsubishi UFJ Financial Group Inc 4 .080 04/19/28 10,011
10,000 Mitsubishi UFJ Financial Group Inc 5 .258 04/17/30 10,311
200,000 Mitsubishi UFJ Financial Group Inc 5 .441 02/22/34 208,383
5,000 Mitsubishi UFJ Financial Group Inc 4 .286 07/26/38 4,704
20,000 Mitsubishi UFJ Financial Group Inc 3 .751 07/18/39 17,373
10,000 Mizuho Financial Group Inc 3 .663 02/28/27 9,982
70,000 Mizuho Financial Group Inc 4 .254 09/11/29 70,259
110,000 Mizuho Financial Group Inc 2 .869 09/13/30 104,781
10,000 Mizuho Financial Group Inc 1 .979 09/08/31 8,975
30,000 Mizuho Financial Group Inc 5 .754 05/27/34 31,654
200,000 Mizuho Financial Group Inc 5 .594 07/10/35 208,651
10,000 Mizuho Financial Group Inc 5 .323 07/08/36 10,248
50,000 Morgan Stanley 4 .350 09/08/26 50,139
10,000 Morgan Stanley 1 .512 07/20/27 9,883
60,000 Morgan Stanley 5 .652 04/13/28 61,131
50,000 Morgan Stanley 4 .210 04/20/28 50,113
10,000 Morgan Stanley 3 .591 07/22/28 9,936
517,000 Morgan Stanley 3 .772 01/24/29 514,158
10,000 Morgan Stanley 5 .123 02/01/29 10,203
90,000 Morgan Stanley 5 .164 04/20/29 91,977
301,000 Morgan Stanley 4 .431 01/23/30 302,974
60,000 Morgan Stanley 5 .656 04/18/30 62,480
25,000 Morgan Stanley 4 .654 10/18/30 25,306
120,000 Morgan Stanley 3 .622 04/01/31 116,513
100,000 Morgan Stanley 4 .493 01/16/32 99,934
75,000 Morgan Stanley 7 .250 04/01/32 86,042
210,000 Morgan Stanley 2 .239 07/21/32 186,355
130,000 Morgan Stanley 5 .424 07/21/34 134,582
100,000 Morgan Stanley 6 .627 11/01/34 111,140
50,000 Morgan Stanley 5 .831 04/19/35 52,888
60,000 Morgan Stanley 5 .320 07/19/35 61,525
50,000 Morgan Stanley 5 .587 01/18/36 52,054

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Morgan Stanley 5 .664% 04/17/36 $ 52,234
100,000 Morgan Stanley 2 .484 09/16/36 87,933
100,000 Morgan Stanley 4 .892 10/22/36 98,442
110,000 Morgan Stanley 5 .942 02/07/39 115,110
20,000 Morgan Stanley 4 .300 01/27/45 17,272
50,000 Morgan Stanley 5 .516 11/19/55 49,338
20,000 Morgan Stanley Bank NA 4 .952 01/14/28 20,178
135,000 Nasdaq Inc 5 .550 02/15/34 141,104
150,000 National Australia Bank Ltd/New York 4 .308 06/13/28 151,702
250,000 National Australia Bank Ltd/New York 4 .148 01/13/31 249,795
80,000 NatWest Group PLC 4 .892 05/18/29 81,354
110,000 NatWest Group PLC 5 .808 09/13/29 114,583
100,000 NatWest Group PLC 5 .076 01/27/30 102,449
10,000 NatWest Group PLC 4 .445 05/08/30 10,047
10,000 Nomura Holdings Inc 5 .594 07/02/27 10,204
120,000 Nomura Holdings Inc 2 .172 07/14/28 114,399
30,000 Nomura Holdings Inc 2 .999 01/22/32 27,286
80,000 Nomura Holdings Inc 6 .181 01/18/33 86,142
10,000 Nomura Holdings Inc 6 .087 07/12/33 10,733
20,000 Northern Trust Corp 3 .150 05/03/29 19,506
50,000 Oesterreichische Kontrollbank AG 3 .750 01/15/31 49,792
40,000 Old Republic International Corp 5 .750 03/28/34 41,514
90,000 Omega Healthcare Investors Inc 4 .750 01/15/28 90,755
40,000 ORIX Corp 3 .700 07/18/27 39,840
50,000 ORIX Corp 4 .450 09/09/30 50,059
40,000 ORIX Corp 2 .250 03/09/31 36,032
20,000 ORIX Corp 4 .000 04/13/32 19,499
10,000 ORIX Corp 5 .200 09/13/32 10,340
10,000 Phillips Edison Grocery Center Operating Partnership I LP 5 .750 07/15/34 10,454
20,000 Piedmont Operating Partnership LP 3 .150 08/15/30 18,430
50,000 Piedmont Operating Partnership LP 5 .625 01/15/33 50,200
40,000 Pinnacle Financial Partners Inc 6 .168 11/01/30 41,665
10,000 PNC Bank NA 3 .100 10/25/27 9,885
90,000 PNC Bank NA 4 .050 07/26/28 90,021
20,000 PNC Bank NA 2 .700 10/22/29 18,936
100,000 PNC Financial Services Group Inc/The 5 .582 06/12/29 103,517
50,000 PNC Financial Services Group Inc/The 5 .222 01/29/31 51,614
50,000 PNC Financial Services Group Inc/The 4 .812 10/21/32 50,722
140,000 PNC Financial Services Group Inc/The 6 .875 10/20/34 157,338
60,000 PNC Financial Services Group Inc/The 5 .676 01/22/35 62,944
50,000 PNC Financial Services Group Inc/The 5 .401 07/23/35 51,489
54,000 Principal Financial Group Inc 3 .700 05/15/29 53,252
10,000 Principal Financial Group Inc 2 .125 06/15/30 9,119
30,000 Principal Financial Group Inc 4 .625 09/15/42 26,725
44,000 Progressive Corp/The 3 .200 03/26/30 42,515
40,000 Progressive Corp/The 3 .000 03/15/32 36,898
60,000 Progressive Corp/The 4 .200 03/15/48 49,649
61,000 Prologis LP 3 .875 09/15/28 60,917
60,000 Prologis LP 2 .875 11/15/29 57,376
50,000 Prologis LP 4 .750 01/15/31 51,074
20,000 Prologis LP 4 .375 09/15/48 16,803
30,000 Prologis LP 5 .250 06/15/53 28,539
50,000 Prologis LP 5 .250 03/15/54 47,527
20,000 Prudential Financial Inc 3 .878 03/27/28 20,020
30,000 (a) Prudential Financial Inc 2 .100 03/10/30 27,853
70,000 Prudential Financial Inc 3 .000 03/10/40 54,446
20,000 Prudential Financial Inc 4 .500 09/15/47 19,762
153,000 Prudential Financial Inc 3 .905 12/07/47 119,559
20,000 Prudential Financial Inc 4 .418 03/27/48 16,754
20,000 Prudential Financial Inc 3 .700 10/01/50 18,666
30,000 Prudential Funding Asia PLC 3 .625 03/24/32 28,674
90,000 Public Storage Operating Co 5 .125 01/15/29 92,997

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
50,000 Public Storage Operating Co 5 .000% 07/01/35 $ 50,688
60,000 Raymond James Financial Inc 4 .950 07/15/46 54,911
100,000 Realty Income Corp 4 .500 02/01/33 98,961
50,000 Regency Centers LP 5 .250 01/15/34 51,299
20,000 Regions Financial Corp 1 .800 08/12/28 18,945
60,000 Regions Financial Corp 7 .375 12/10/37 68,493
30,000 Reinsurance Group of America Inc 3 .950 09/15/26 30,006
49,000 Reinsurance Group of America Inc 3 .900 05/15/29 48,593
100,000 Royal Bank of Canada 1 .150 07/14/26 98,812
110,000 Royal Bank of Canada 5 .200 08/01/28 113,384
50,000 Royal Bank of Canada 4 .498 08/06/29 50,529
50,000 Royal Bank of Canada 4 .969 08/02/30 51,199
50,000 Royal Bank of Canada 4 .650 10/18/30 50,727
140,000 Royal Bank of Canada 5 .153 02/04/31 144,290
50,000 Royal Bank of Canada 4 .305 11/03/31 49,798
100,000 Santander Holdings USA Inc 2 .490 01/06/28 98,493
20,000 Santander Holdings USA Inc 6 .565 06/12/29 20,924
10,000 Santander Holdings USA Inc 5 .353 09/06/30 10,257
60,000 Santander Holdings USA Inc 6 .342 05/31/35 64,088
140,000 Santander UK Group Holdings PLC 4 .858 09/11/30 141,808
30,000 Selective Insurance Group Inc 5 .900 04/15/35 31,369
60,000 State Street Corp 4 .993 03/18/27 60,749
10,000 State Street Corp 4 .141 12/03/29 10,057
160,000 State Street Corp 2 .400 01/24/30 150,936
50,000 State Street Corp 4 .834 04/24/30 51,368
50,000 State Street Corp 4 .675 10/22/32 50,733
60,000 State Street Corp 6 .123 11/21/34 64,628
50,000 State Street Corp 4 .784 10/23/36 49,395
10,000 Stewart Information Services Corp 3 .600 11/15/31 9,036
50,000 Sumitomo Mitsui Financial Group Inc 2 .632 07/14/26 49,732
260,000 Sumitomo Mitsui Financial Group Inc 3 .364 07/12/27 258,350
90,000 Sumitomo Mitsui Financial Group Inc 3 .544 01/17/28 89,352
170,000 Sumitomo Mitsui Financial Group Inc 2 .750 01/15/30 160,479
10,000 Sumitomo Mitsui Financial Group Inc 1 .710 01/12/31 8,802
50,000 Sumitomo Mitsui Financial Group Inc 5 .558 07/09/34 52,311
70,000 Sumitomo Mitsui Financial Group Inc 5 .836 07/09/44 71,802
70,000 Synchrony Financial 5 .935 08/02/30 72,501
50,000 Synchrony Financial 6 .000 07/29/36 50,704
15,000 Tanger Properties LP 3 .875 07/15/27 14,931
100,000 Toronto-Dominion Bank/The 5 .523 07/17/28 103,595
50,000 Toronto-Dominion Bank/The 4 .783 12/17/29 51,213
100,000 Toronto-Dominion Bank/The 4 .411 01/13/31 100,243
50,000 Toronto-Dominion Bank/The 3 .625 09/15/31 49,761
50,000 Toronto-Dominion Bank/The 5 .298 01/30/32 52,201
50,000 Toronto-Dominion Bank/The 4 .928 10/15/35 49,867
100,000 Toyota Motor Credit Corp 4 .800 01/11/36 99,202
50,000 Travelers Cos Inc/The 5 .050 07/24/35 50,652
20,000 Travelers Cos Inc/The 5 .350 11/01/40 20,247
72,000 Travelers Cos Inc/The 4 .600 08/01/43 65,208
20,000 Travelers Cos Inc/The 3 .750 05/15/46 15,663
20,000 Travelers Cos Inc/The 4 .000 05/30/47 16,084
10,000 Travelers Cos Inc/The 4 .050 03/07/48 8,090
10,000 Travelers Cos Inc/The 5 .450 05/25/53 9,811
21,000 Truist Financial Corp 4 .123 06/06/28 21,056
50,000 Truist Financial Corp 4 .873 01/26/29 50,783
100,000 Truist Financial Corp 1 .887 06/07/29 95,176
100,000 Truist Financial Corp 7 .161 10/30/29 107,685
10,000 Truist Financial Corp 1 .950 06/05/30 9,096
50,000 Truist Financial Corp 5 .071 05/20/31 51,237
100,000 Truist Financial Corp 4 .597 01/27/32 100,255
50,000 Truist Financial Corp 5 .153 08/05/32 51,520
50,000 Truist Financial Corp 4 .964 10/23/36 49,229

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
FINANCIALS (continued)
200,000 UBS AG/London 5 .650% 09/11/28 $ 208,730
10,000 UBS Group AG 4 .875 05/15/45 9,226
50,000 Unum Group 5 .250 12/15/35 49,609
320,000 US Bancorp 5 .384 01/23/30 331,191
170,000 US Bancorp 5 .678 01/23/35 178,264
1,000 Ventas Realty LP 3 .850 04/01/27 998
20,000 Ventas Realty LP 4 .400 01/15/29 20,108
10,000 Ventas Realty LP 3 .000 01/15/30 9,518
64,000 Ventas Realty LP 4 .750 11/15/30 64,850
50,000 Ventas Realty LP 5 .100 07/15/32 51,462
50,000 Ventas Realty LP 5 .000 02/15/36 49,497
39,000 Voya Financial Inc 4 .800 06/15/46 34,724
20,000 Voya Financial Inc 4 .700 01/23/48 19,160
50,000 Webster Financial Corp 5 .784 09/11/35 50,347
100,000 Wells Fargo & Co 4 .182 01/23/30 100,084
140,000 Wells Fargo & Co 4 .897 07/25/33 141,784
500,000 Wells Fargo & Co 5 .389 04/24/34 517,101
500,000 Wells Fargo & Co 5 .557 07/25/34 521,066
100,000 Wells Fargo & Co 4 .960 01/23/37 99,183
75,000 Wells Fargo & Co 5 .433 01/23/47 73,508
75,000 Wells Fargo Bank NA 6 .600 01/15/38 83,576
88,000 Welltower OP LLC 4 .125 03/15/29 88,256
10,000 Welltower OP LLC 2 .750 01/15/31 9,302
100,000 Welltower OP LLC 5 .125 07/01/35 101,539
110,000 Westpac Banking Corp 1 .953 11/20/28 104,662
10,000 Westpac Banking Corp 2 .650 01/16/30 9,490
100,000 Westpac Banking Corp 2 .150 06/03/31 90,297
116,000 Westpac Banking Corp 4 .322 11/23/31 115,967
50,000 Westpac Banking Corp 5 .618 11/20/35 51,555
30,000 Willis North America Inc 4 .500 09/15/28 30,228
40,000 Willis North America Inc 2 .950 09/15/29 38,170
50,000 Willis North America Inc 5 .900 03/05/54 50,147
10,000 WP Carey Inc 2 .400 02/01/31 9,034
50,000 WP Carey Inc 2 .450 02/01/32 44,196
40,000 XL Group Ltd 5 .250 12/15/43 37,491
30,000 Zions Bancorp NA 3 .250 10/29/29 28,330
TOTAL FINANCIALS 39,642,102
INDUSTRIAL - 13.9%
30,000 3M Co 3 .375 03/01/29 29,432
28,000 3M Co 2 .375 08/26/29 26,448
100,000 3M Co 3 .050 04/15/30 95,550
30,000 3M Co 5 .700 03/15/37 31,533
10,000 3M Co 3 .625 10/15/47 7,450
20,000 3M Co 3 .250 08/26/49 13,779
30,000 ABB Finance USA Inc 3 .800 04/03/28 30,043
150,000 Abbott Laboratories 6 .000 04/01/39 163,937
200,000 AbbVie Inc 4 .800 03/15/27 202,114
100,000 AbbVie Inc 4 .650 03/15/28 101,674
100,000 AbbVie Inc 4 .800 03/15/29 102,448
150,000 AbbVie Inc 4 .950 03/15/31 154,979
170,000 AbbVie Inc 5 .050 03/15/34 174,267
150,000 AbbVie Inc 5 .350 03/15/44 148,359
180,000 AbbVie Inc 5 .400 03/15/54 174,578
160,000 AbbVie Inc 5 .500 03/15/64 154,952
100,000 Accenture Capital Inc 4 .250 10/04/31 100,013
18,000 Adobe Inc 2 .150 02/01/27 17,733
70,000 Adobe Inc 4 .800 04/04/29 71,862
50,000 Adobe Inc 4 .950 01/17/30 51,715
80,000 Agilent Technologies Inc 2 .100 06/04/30 73,165
89,000 Air Products and Chemicals Inc 1 .850 05/15/27 86,928
10,000 Air Products and Chemicals Inc 2 .050 05/15/30 9,209
50,000 Air Products and Chemicals Inc 4 .800 03/03/33 50,839

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
10,000 Air Products and Chemicals Inc 2 .700% 05/15/40 $ 7,529
60,000 Albemarle Corp 4 .650 06/01/27 60,387
40,000 Allegion US Holding Co Inc 5 .411 07/01/32 41,496
50,000 Alphabet Inc 3 .875 11/15/28 50,231
50,000 Alphabet Inc 4 .700 11/15/35 49,774
100,000 Alphabet Inc 5 .350 11/15/45 98,656
363,000 Alphabet Inc 5 .300 05/15/65 339,262
10,000 Amcor Finance USA Inc 4 .500 05/15/28 10,071
60,000 Amcor Flexibles North America Inc 2 .630 06/19/30 55,937
50,000 Amcor Flexibles North America Inc 2 .690 05/25/31 45,705
10,000 America Movil SAB de CV 2 .875 05/07/30 9,385
150,000 America Movil SAB de CV 4 .700 07/21/32 149,810
30,000 America Movil SAB de CV 6 .375 03/01/35 32,934
30,000 America Movil SAB de CV 6 .125 11/15/37 32,046
40,000 American Honda Finance Corp 2 .300 09/09/26 39,629
60,000 American Honda Finance Corp 4 .900 03/13/29 61,334
50,000 American Honda Finance Corp 4 .500 09/04/30 50,201
90,000 American Honda Finance Corp 5 .850 10/04/30 95,436
120,000 American Honda Finance Corp 5 .050 07/10/31 123,285
100,000 (a) American Honda Finance Corp 5 .100 01/08/36 99,608
10,000 American Tower Corp 1 .450 09/15/26 9,845
10,000 American Tower Corp 3 .375 10/15/26 9,959
30,000 American Tower Corp 3 .600 01/15/28 29,740
40,000 American Tower Corp 1 .500 01/31/28 38,047
110,000 American Tower Corp 5 .250 07/15/28 113,111
50,000 American Tower Corp 5 .800 11/15/28 52,211
70,000 American Tower Corp 2 .900 01/15/30 66,476
20,000 American Tower Corp 1 .875 10/15/30 17,892
110,000 American Tower Corp 4 .050 03/15/32 107,165
20,000 American Tower Corp 3 .700 10/15/49 14,879
30,000 American Tower Corp 3 .100 06/15/50 19,697
60,000 Amgen Inc 5 .150 03/02/28 61,420
140,000 Amgen Inc 3 .000 02/22/29 135,985
10,000 Amgen Inc 5 .250 03/02/30 10,376
138,000 Amgen Inc 2 .300 02/25/31 125,425
120,000 Amgen Inc 2 .000 01/15/32 104,729
20,000 Amgen Inc 5 .750 03/15/40 20,762
20,000 Amgen Inc 4 .950 10/01/41 18,808
377,000 Amgen Inc 5 .600 03/02/43 379,815
160,000 Amgen Inc 4 .400 05/01/45 137,382
30,000 Amgen Inc 4 .563 06/15/48 25,693
70,000 Amgen Inc 4 .663 06/15/51 59,995
30,000 Amgen Inc 5 .650 03/02/53 29,530
10,000 Analog Devices Inc 3 .500 12/05/26 9,979
50,000 Analog Devices Inc 1 .700 10/01/28 47,293
20,000 Analog Devices Inc 2 .100 10/01/31 17,781
10,000 Analog Devices Inc 5 .050 04/01/34 10,314
80,000 Analog Devices Inc 5 .300 04/01/54 77,082
700,000 Apple Inc 4 .500 02/23/36 704,473
300,000 Apple Inc 2 .375 02/08/41 214,785
50,000 Applied Materials Inc 4 .000 01/15/31 49,536
32,000 Applied Materials Inc 5 .100 10/01/35 32,948
50,000 Applied Materials Inc 4 .600 01/15/36 49,181
110,000 Applied Materials Inc 4 .350 04/01/47 95,209
100,000 AppLovin Corp 5 .500 12/01/34 102,380
50,000 AptarGroup Inc 4 .750 03/30/31 50,304
40,000 Aptiv Swiss Holdings Ltd 4 .350 03/15/29 40,186
92,000 Aptiv Swiss Holdings Ltd 4 .150 05/01/52 70,859
10,000 Aptiv Swiss Holdings Ltd 5 .750 09/13/54 9,671
20,000 Archer-Daniels-Midland Co 2 .500 08/11/26 19,868
40,000 Archer-Daniels-Midland Co 3 .250 03/27/30 38,643
120,000 Archer-Daniels-Midland Co 2 .700 09/15/51 73,445

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
70,000 Arrow Electronics Inc 5 .150% 08/21/29 $ 71,612
24,000 Arrow Electronics Inc 2 .950 02/15/32 21,494
50,000 Astrazeneca Finance LLC 4 .800 02/26/27 50,487
49,000 AstraZeneca PLC 1 .375 08/06/30 43,537
272,000 AstraZeneca PLC 6 .450 09/15/37 307,896
20,000 AstraZeneca PLC 4 .375 11/16/45 17,589
30,000 AstraZeneca PLC 2 .125 08/06/50 16,765
230,000 AT&T Inc 4 .700 08/15/30 233,759
350,000 AT&T Inc 2 .550 12/01/33 297,737
200,000 AT&T Inc 5 .400 02/15/34 206,400
350,000 AT&T Inc 5 .375 08/15/35 357,068
100,000 AT&T Inc 4 .900 11/01/35 98,456
15,000 AT&T Inc 6 .375 03/01/41 16,015
100,000 AT&T Inc 5 .550 11/01/45 96,274
70,000 AT&T Inc 5 .700 11/01/54 66,839
410,000 AT&T Inc 6 .050 08/15/56 410,344
40,000 Atlassian Corp 5 .500 05/15/34 40,860
80,000 Autodesk Inc 2 .400 12/15/31 71,261
80,000 Automatic Data Processing Inc 1 .700 05/15/28 76,564
50,000 Automatic Data Processing Inc 4 .750 05/08/32 51,161
30,000 AutoNation Inc 1 .950 08/01/28 28,378
60,000 AutoNation Inc 4 .750 06/01/30 60,525
20,000 AutoNation Inc 3 .850 03/01/32 18,865
50,000 AutoZone Inc 4 .500 02/01/28 50,472
120,000 AutoZone Inc 5 .200 08/01/33 122,768
70,000 Avery Dennison Corp 2 .250 02/15/32 61,637
10,000 (a) Baidu Inc 3 .425 04/07/30 9,716
80,000 Baidu Inc 2 .375 10/09/30 73,831
50,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .337 12/15/27 49,515
125,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 3 .138 11/07/29 120,714
30,000 Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 4 .486 05/01/30 30,326
70,000 Baxter International Inc 1 .730 04/01/31 60,211
150,000 Baxter International Inc 2 .539 02/01/32 131,078
20,000 Bell Telephone Co of Canada or Bell Canada 5 .100 05/11/33 20,331
60,000 Bell Telephone Co of Canada or Bell Canada 5 .200 02/15/34 61,049
50,000 Bell Telephone Co of Canada or Bell Canada 4 .464 04/01/48 41,425
80,000 Berry Global Inc 5 .500 04/15/28 82,462
20,000 Berry Global Inc 5 .650 01/15/34 20,875
30,000 Biogen Inc 2 .250 05/01/30 27,577
50,000 Biogen Inc 5 .750 05/15/35 52,493
140,000 Biogen Inc 3 .150 05/01/50 90,805
10,000 Biogen Inc 3 .250 02/15/51 6,578
40,000 Block Financial LLC 2 .500 07/15/28 38,319
50,000 Boardwalk Pipelines LP 5 .375 02/15/36 50,145
50,000 Booking Holdings Inc 3 .600 06/01/26 49,970
20,000 Booz Allen Hamilton Inc 5 .950 08/04/33 20,820
60,000 Booz Allen Hamilton Inc 5 .950 04/15/35 61,734
62,000 BorgWarner Inc 2 .650 07/01/27 60,829
10,000 Bristol-Myers Squibb Co 3 .250 02/27/27 9,954
20,000 Bristol-Myers Squibb Co 1 .125 11/13/27 19,136
90,000 Bristol-Myers Squibb Co 1 .450 11/13/30 79,547
20,000 Bristol-Myers Squibb Co 5 .900 11/15/33 21,741
560,000 Bristol-Myers Squibb Co 4 .125 06/15/39 505,833
70,000 Bristol-Myers Squibb Co 4 .550 02/20/48 60,309
21,000 British Telecommunications PLC 5 .125 12/04/28 21,555
60,000 British Telecommunications PLC 9 .625 12/15/30 72,984
70,000 Broadcom Inc 5 .050 04/15/30 72,133
50,000 Broadcom Inc 4 .200 10/15/30 49,848
50,000 Broadcom Inc 4 .300 01/15/31 49,969
50,000 Broadcom Inc 5 .150 11/15/31 51,836
50,000 Broadcom Inc 4 .550 02/15/32 49,977
292,000 (c) Broadcom Inc 4 .150 04/15/32 285,626

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
485,000 Broadcom Inc 4 .300% 11/15/32 $ 478,366
50,000 Broadcom Inc 4 .600 01/15/33 49,858
280,000 (c) Broadcom Inc 3 .187 11/15/36 237,293
50,000 Broadcom Inc 5 .700 01/15/56 50,386
60,000 Broadridge Financial Solutions Inc 2 .600 05/01/31 54,508
50,000 Brunswick Corp/DE 4 .400 09/15/32 48,245
40,000 Bunge Ltd Finance Corp 3 .250 08/15/26 39,868
20,000 Bunge Ltd Finance Corp 3 .750 09/25/27 19,942
60,000 Bunge Ltd Finance Corp 4 .550 08/04/30 60,467
60,000 Bunge Ltd Finance Corp 2 .750 05/14/31 55,242
30,000 Cabot Corp 5 .000 06/30/32 30,403
50,000 Canadian National Railway Co 4 .200 03/12/31 49,828
10,000 Canadian National Railway Co 3 .850 08/05/32 9,695
10,000 Canadian National Railway Co 6 .250 08/01/34 11,018
70,000 Canadian National Railway Co 6 .375 11/15/37 78,065
60,000 Canadian National Railway Co 3 .650 02/03/48 45,863
40,000 Canadian National Railway Co 4 .450 01/20/49 34,332
15,000 Canadian National Railway Co 2 .450 05/01/50 8,964
20,000 Canadian Pacific Railway Co 4 .000 06/01/28 20,017
10,000 Canadian Pacific Railway Co 2 .875 11/15/29 9,606
10,000 Canadian Pacific Railway Co 2 .050 03/05/30 9,207
80,000 Canadian Pacific Railway Co 2 .450 12/02/31 71,960
10,000 Canadian Pacific Railway Co 4 .800 09/15/35 9,973
60,000 Canadian Pacific Railway Co 3 .000 12/02/41 45,036
70,000 Canadian Pacific Railway Co 4 .300 05/15/43 60,809
70,000 Canadian Pacific Railway Co 6 .125 09/15/15 70,827
50,000 Cardinal Health Inc 4 .500 09/15/30 50,385
120,000 Cardinal Health Inc 4 .500 11/15/44 103,189
10,000 Cardinal Health Inc 4 .900 09/15/45 9,033
50,000 Cardinal Health Inc 5 .750 11/15/54 49,814
10,000 Carlisle Cos Inc 2 .750 03/01/30 9,449
43,000 Carlisle Cos Inc 2 .200 03/01/32 37,645
25,000 Carlisle Cos Inc 5 .250 09/15/35 25,459
10,000 Carrier Global Corp 2 .700 02/15/31 9,274
70,000 Carrier Global Corp 5 .900 03/15/34 74,911
112,000 Carrier Global Corp 3 .377 04/05/40 90,190
10,000 Caterpillar Financial Services Corp 4 .450 10/16/26 10,053
50,000 Caterpillar Financial Services Corp 5 .000 05/14/27 50,828
10,000 Caterpillar Financial Services Corp 4 .400 10/15/27 10,114
50,000 Caterpillar Financial Services Corp 4 .600 11/15/27 50,798
50,000 Caterpillar Financial Services Corp 4 .400 03/03/28 50,617
50,000 Caterpillar Financial Services Corp 3 .950 11/14/28 50,167
50,000 Caterpillar Financial Services Corp 4 .150 01/08/31 49,967
50,000 Caterpillar Inc 2 .600 09/19/29 47,817
180,000 Caterpillar Inc 3 .803 08/15/42 151,096
70,000 Caterpillar Inc 3 .250 09/19/49 50,025
50,000 CBRE Services Inc 4 .900 01/15/33 50,196
30,000 CBRE Services Inc 5 .950 08/15/34 31,928
112,000 CDW LLC / CDW Finance Corp 2 .670 12/01/26 110,698
50,000 Cencora Inc 4 .625 12/15/27 50,612
60,000 Cencora Inc 5 .125 02/15/34 61,427
50,000 Cencora Inc 5 .150 02/15/35 51,028
30,000 CF Industries Inc 5 .150 03/15/34 30,165
20,000 CF Industries Inc 4 .950 06/01/43 18,050
20,000 CGI Inc 1 .450 09/14/26 19,688
40,000 CH Robinson Worldwide Inc 4 .200 04/15/28 40,065
62,000 Cheniere Corpus Christi Holdings LLC 5 .125 06/30/27 62,590
10,000 Cheniere Energy Inc 4 .625 10/15/28 10,000
70,000 Cheniere Energy Inc 5 .650 04/15/34 72,575
160,000 Cheniere Energy Partners LP 5 .950 06/30/33 169,519
30,000 Choice Hotels International Inc 5 .850 08/01/34 30,736
70,000 Church & Dwight Co Inc 3 .150 08/01/27 69,180

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
300,000 Cigna Group/The 3 .050% 10/15/27 $ 295,936
130,000 Cigna Group/The 4 .800 08/15/38 123,851
10,000 Cigna Group/The 6 .125 11/15/41 10,488
50,000 Cigna Group/The 3 .875 10/15/47 38,494
20,000 Cigna Group/The 5 .600 02/15/54 19,288
160,000 Cigna Group/The 6 .000 01/15/56 163,025
60,000 Cintas Corp No 2 4 .200 05/01/28 60,343
308,000 Cisco Systems Inc 2 .500 09/20/26 305,804
30,000 Cisco Systems Inc 5 .500 01/15/40 31,047
130,000 Cisco Systems Inc 5 .300 02/26/54 124,228
60,000 Cisco Systems Inc 5 .500 02/24/55 59,233
50,000 Clorox Co/The 4 .400 05/01/29 50,495
20,000 Clorox Co/The 1 .800 05/15/30 18,057
20,000 CNH Industrial Capital LLC 1 .450 07/15/26 19,763
50,000 CNH Industrial Capital LLC 4 .500 10/08/27 50,330
60,000 CNH Industrial Capital LLC 4 .500 10/16/30 60,068
50,000 CNH Industrial Capital LLC 4 .375 03/07/31 49,583
20,000 CNH Industrial NV 3 .850 11/15/27 19,927
10,000 Coca-Cola Co/The 3 .375 03/25/27 9,974
5,000 Coca-Cola Co/The 1 .450 06/01/27 4,862
10,000 Coca-Cola Co/The 1 .500 03/05/28 9,571
140,000 Coca-Cola Co/The 1 .000 03/15/28 132,488
170,000 Coca-Cola Co/The 1 .650 06/01/30 154,080
10,000 Coca-Cola Co/The 1 .375 03/15/31 8,761
45,000 Coca-Cola Co/The 2 .875 05/05/41 34,470
130,000 Coca-Cola Co/The 3 .000 03/05/51 86,922
50,000 Coca-Cola Co/The 5 .300 05/13/54 48,839
80,000 Coca-Cola Co/The 2 .750 06/01/60 46,711
70,000 Colgate-Palmolive Co 3 .250 08/15/32 66,030
290,000 Comcast Corp 3 .400 04/01/30 280,982
250,000 (a) Comcast Corp 1 .500 02/15/31 218,210
80,000 Comcast Corp 5 .500 11/15/32 84,197
90,000 Comcast Corp 4 .800 05/15/33 90,429
39,000 (c) Comcast Corp 5 .168 01/15/37 38,359
175,000 Comcast Corp 6 .450 03/15/37 192,663
381,000 Comcast Corp 3 .750 04/01/40 313,061
20,000 Comcast Corp 4 .049 11/01/52 14,629
75,000 Comcast Corp 5 .650 06/01/54 70,304
50,000 (a) Comcast Corp 6 .050 05/15/55 49,530
360,000 Comcast Corp 2 .987 11/01/63 194,840
80,000 Conagra Brands Inc 8 .250 09/15/30 91,419
50,000 Conagra Brands Inc 5 .300 11/01/38 47,222
10,000 Conagra Brands Inc 5 .400 11/01/48 8,824
50,000 (a) Concentrix Corp 6 .850 08/02/33 50,624
70,000 Corning Inc 5 .350 11/15/48 68,324
15,000 Corning Inc 3 .900 11/15/49 11,634
10,000 Corning Inc 4 .375 11/15/57 8,189
50,000 CRH America Finance Inc 4 .400 02/09/31 50,030
50,000 CRH America Finance Inc 5 .000 02/09/36 49,947
20,000 Crown Castle Inc 3 .700 06/15/26 19,967
40,000 Crown Castle Inc 4 .300 02/15/29 40,016
114,000 Crown Castle Inc 3 .300 07/01/30 108,224
10,000 Crown Castle Inc 2 .100 04/01/31 8,833
150,000 Crown Castle Inc 2 .500 07/15/31 134,357
60,000 Crown Castle Inc 2 .900 04/01/41 43,764
30,000 Crown Castle Inc 3 .250 01/15/51 19,823
55,000 CSX Corp 4 .250 03/15/29 55,516
30,000 CSX Corp 6 .000 10/01/36 32,459
20,000 CSX Corp 6 .150 05/01/37 21,901
20,000 CSX Corp 6 .220 04/30/40 21,948
130,000 CSX Corp 4 .100 03/15/44 109,382
30,000 CSX Corp 3 .800 11/01/46 23,563

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
90,000 CSX Corp 4 .750% 11/15/48 $ 80,048
10,000 CSX Corp 3 .800 04/15/50 7,597
62,000 CSX Corp 4 .250 11/01/66 47,735
60,000 Cummins Inc 4 .250 05/09/28 60,599
39,000 Cummins Inc 1 .500 09/01/30 34,848
112,000 Cummins Inc 2 .600 09/01/50 68,030
100,000 Danaher Corp 2 .800 12/10/51 63,299
10,000 DCP Midstream Operating LP 5 .625 07/15/27 10,182
70,000 DCP Midstream Operating LP 5 .125 05/15/29 71,660
60,000 Deere & Co 5 .450 01/16/35 63,178
130,000 Deere & Co 3 .900 06/09/42 112,001
20,000 Dell Inc 6 .500 04/15/38 21,339
50,000 Dell International LLC / EMC Corp 6 .100 07/15/27 51,309
30,000 Dell International LLC / EMC Corp 5 .250 02/01/28 30,685
50,000 Dell International LLC / EMC Corp 4 .750 04/01/28 50,707
20,000 Dell International LLC / EMC Corp 4 .350 02/01/30 19,982
10,000 Dell International LLC / EMC Corp 6 .200 07/15/30 10,674
112,000 Dell International LLC / EMC Corp 8 .100 07/15/36 134,421
20,000 Dell International LLC / EMC Corp 3 .375 12/15/41 15,117
110,000 Dell International LLC / EMC Corp 8 .350 07/15/46 138,600
14,000 Delta Air Lines 2020-1 Class AA Pass Through Trust2020 A 2 .000 06/10/28 12,911
40,000 Delta Air Lines Inc 4 .375 04/19/28 40,102
50,000 Delta Air Lines Inc 5 .250 07/10/30 51,199
30,000 DH Europe Finance II Sarl 3 .400 11/15/49 21,591
130,000 Dollar General Corp 3 .500 04/03/30 125,530
92,000 Dollar Tree Inc 3 .375 12/01/51 62,037
30,000 Dover Corp 5 .375 10/15/35 31,362
70,000 Dow Chemical Co/The 4 .800 11/30/28 71,216
10,000 Dow Chemical Co/The 2 .100 11/15/30 8,880
91,000 Dow Chemical Co/The 4 .250 10/01/34 83,199
60,000 (a) Dow Chemical Co/The 5 .650 03/15/36 59,951
10,000 Dow Chemical Co/The 9 .400 05/15/39 12,895
30,000 Dow Chemical Co/The 4 .375 11/15/42 23,950
10,000 Dow Chemical Co/The 6 .900 05/15/53 10,381
30,000 Dow Chemical Co/The 5 .600 02/15/54 26,184
60,000 Dow Chemical Co/The 5 .950 03/15/55 54,945
70,000 DR Horton Inc 1 .300 10/15/26 68,794
70,000 DuPont de Nemours Inc 5 .319 11/15/38 69,954
3,000 DuPont de Nemours Inc 5 .419 11/15/48 2,836
16,000 DXC Technology Co 1 .800 09/15/26 15,777
50,000 Eagle Materials Inc 5 .000 03/15/36 48,956
60,000 Eastman Chemical Co 5 .750 03/08/33 62,860
30,000 Eastman Chemical Co 4 .800 09/01/42 26,755
48,000 Eaton Corp 3 .103 09/15/27 47,473
62,000 Eaton Corp 4 .000 11/02/32 60,711
114,000 eBay Inc 2 .700 03/11/30 107,213
50,000 eBay Inc 5 .125 11/06/35 49,958
20,000 eBay Inc 3 .650 05/10/51 14,675
46,000 Ecolab Inc 3 .250 12/01/27 45,680
10,000 Ecolab Inc 4 .800 03/24/30 10,253
10,000 Ecolab Inc 1 .300 01/30/31 8,704
50,000 Ecolab Inc 5 .000 09/01/35 50,990
120,000 Ecolab Inc 2 .700 12/15/51 74,390
22,000 Electronic Arts Inc 1 .850 02/15/31 21,280
12,000 Electronic Arts Inc 2 .950 02/15/51 11,144
50,000 Eli Lilly & Co 4 .550 02/12/28 50,820
25,000 Eli Lilly & Co 3 .375 03/15/29 24,668
100,000 Eli Lilly & Co 4 .550 10/15/32 101,323
200,000 Eli Lilly & Co 4 .700 02/27/33 203,672
110,000 Eli Lilly & Co 3 .700 03/01/45 87,618
110,000 Eli Lilly & Co 3 .950 03/15/49 88,466
20,000 Eli Lilly & Co 4 .875 02/27/53 18,193

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
110,000 Eli Lilly & Co 5 .000% 02/09/54 $ 101,677
60,000 Eli Lilly & Co 5 .550 10/15/55 60,075
50,000 Emerson Electric Co 2 .000 12/21/28 47,518
22,000 Emerson Electric Co 1 .950 10/15/30 19,970
50,000 Emerson Electric Co 5 .000 03/15/35 51,101
30,000 Enbridge Inc 3 .700 07/15/27 29,877
50,000 Enbridge Inc 4 .200 11/20/28 50,135
190,000 Enbridge Inc 3 .125 11/15/29 182,471
220,000 Enbridge Inc 4 .500 06/10/44 186,844
20,000 Enbridge Inc 5 .500 12/01/46 19,634
50,000 Enbridge Inc 5 .950 04/05/54 50,560
50,000 Enterprise Products Operating LLC 4 .300 06/20/28 50,432
20,000 Enterprise Products Operating LLC 2 .800 01/31/30 19,003
110,000 Enterprise Products Operating LLC 7 .550 04/15/38 132,265
210,000 Enterprise Products Operating LLC 6 .125 10/15/39 225,535
70,000 Enterprise Products Operating LLC 4 .850 03/15/44 64,000
50,000 Enterprise Products Operating LLC 5 .100 02/15/45 46,916
85,000 Enterprise Products Operating LLC 4 .900 05/15/46 77,180
120,000 Enterprise Products Operating LLC 3 .300 02/15/53 80,498
20,000 Enterprise Products Operating LLC 5 .375 02/15/78 19,893
30,000 Equifax Inc 5 .100 12/15/27 30,554
50,000 Equifax Inc 5 .100 06/01/28 51,079
20,000 Equinix Inc 2 .900 11/18/26 19,835
10,000 Equinix Inc 2 .000 05/15/28 9,559
130,000 Equinix Inc 3 .900 04/15/32 125,096
100,000 Equinix Inc 3 .000 07/15/50 63,624
40,000 Estee Lauder Cos Inc/The 3 .150 03/15/27 39,708
130,000 Estee Lauder Cos Inc/The 2 .600 04/15/30 122,223
20,000 Estee Lauder Cos Inc/The 1 .950 03/15/31 17,845
30,000 FactSet Research Systems Inc 3 .450 03/01/32 27,894
92,000 Fidelity National Information Services Inc 1 .650 03/01/28 87,570
40,000 Fiserv Inc 2 .250 06/01/27 39,057
254,000 Fiserv Inc 3 .500 07/01/29 246,836
40,000 Fiserv Inc 2 .650 06/01/30 36,948
50,000 Fiserv Inc 4 .550 02/15/31 49,702
30,000 Fiserv Inc 5 .450 03/15/34 30,332
40,000 Fiserv Inc 4 .400 07/01/49 31,471
90,000 Flex Ltd 4 .875 06/15/29 91,380
60,000 Flowserve Corp 2 .800 01/15/32 53,885
10,000 Fomento Economico Mexicano SAB de CV 4 .375 05/10/43 8,807
59,000 Fomento Economico Mexicano SAB de CV 3 .500 01/16/50 43,300
40,000 Fortinet Inc 2 .200 03/15/31 35,869
40,000 Fortive Corp 3 .150 06/15/26 39,854
40,000 Fortune Brands Innovations Inc 5 .875 06/01/33 42,332
140,000 GE HealthCare Technologies Inc 5 .857 03/15/30 147,781
50,000 GE HealthCare Technologies Inc 4 .950 12/15/35 49,592
184,000 General Mills Inc 2 .875 04/15/30 174,289
20,000 General Mills Inc 4 .950 03/29/33 20,229
440,000 General Motors Financial Co Inc 5 .000 07/15/27 445,462
250,000 General Motors Financial Co Inc 5 .050 04/04/28 254,921
50,000 General Motors Financial Co Inc 4 .200 10/27/28 50,128
122,000 General Motors Financial Co Inc 5 .550 07/15/29 126,646
100,000 General Motors Financial Co Inc 5 .450 07/15/30 103,906
100,000 General Motors Financial Co Inc 5 .625 04/04/32 104,175
100,000 General Motors Financial Co Inc 6 .150 07/15/35 105,805
50,000 (a) General Motors Financial Co Inc 5 .450 01/08/36 50,216
50,000 Genuine Parts Co 6 .500 11/01/28 52,800
50,000 Genuine Parts Co 2 .750 02/01/32 44,298
70,000 Gilead Sciences Inc 5 .100 06/15/35 71,562
90,000 Gilead Sciences Inc 4 .600 09/01/35 88,789
176,000 Gilead Sciences Inc 4 .000 09/01/36 163,557
70,000 Gilead Sciences Inc 5 .650 12/01/41 72,631

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 Gilead Sciences Inc 4 .800% 04/01/44 $ 18,457
30,000 Gilead Sciences Inc 4 .150 03/01/47 24,834
10,000 GlaxoSmithKline Capital Inc 3 .875 05/15/28 10,019
60,000 GlaxoSmithKline Capital Inc 5 .375 04/15/34 63,215
60,000 GlaxoSmithKline Capital Inc 6 .375 05/15/38 67,206
90,000 GlaxoSmithKline Capital PLC 3 .375 06/01/29 88,345
170,000 Global Payments Inc 3 .200 08/15/29 162,510
50,000 Global Payments Inc 5 .550 11/15/35 49,581
50,000 GXO Logistics Inc 1 .650 07/15/26 49,436
30,000 GXO Logistics Inc 6 .500 05/06/34 32,313
120,000 Haleon US Capital LLC 3 .375 03/24/29 117,429
30,000 (a) Haleon US Capital LLC 4 .000 03/24/52 23,616
152,000 Halliburton Co 4 .850 11/15/35 149,696
9,000 Halliburton Co 4 .500 11/15/41 7,859
35,000 Harley-Davidson Inc 4 .625 07/28/45 28,060
20,000 Hasbro Inc 3 .550 11/19/26 19,942
10,000 Hasbro Inc 3 .500 09/15/27 9,927
70,000 Hasbro Inc 3 .900 11/19/29 69,084
30,000 HCA Inc 5 .250 06/15/26 30,031
40,000 HCA Inc 4 .500 02/15/27 40,086
80,000 HCA Inc 3 .125 03/15/27 79,228
100,000 HCA Inc 5 .200 06/01/28 102,454
206,000 HCA Inc 4 .125 06/15/29 205,544
70,000 HCA Inc 5 .450 04/01/31 72,776
110,000 HCA Inc 5 .125 06/15/39 106,161
160,000 HCA Inc 3 .500 07/15/51 108,587
100,000 HCA Inc 6 .200 03/01/55 101,788
70,000 HCA Inc 5 .700 11/15/55 66,689
70,000 Hershey Co/The 4 .250 05/04/28 70,656
50,000 Hewlett Packard Enterprise Co 4 .400 10/15/30 49,755
260,000 (a) Hewlett Packard Enterprise Co 6 .200 10/15/35 279,146
60,000 HF Sinclair Corp 5 .000 02/01/28 59,990
50,000 HF Sinclair Corp 5 .500 09/01/32 51,127
120,000 Home Depot Inc/The 4 .875 06/25/27 121,901
60,000 Home Depot Inc/The 3 .750 09/15/28 60,037
30,000 Home Depot Inc/The 2 .950 06/15/29 29,095
299,000 Home Depot Inc/The 5 .400 09/15/40 307,953
130,000 Home Depot Inc/The 5 .950 04/01/41 139,262
30,000 Home Depot Inc/The 4 .875 02/15/44 28,059
62,000 Home Depot Inc/The 4 .400 03/15/45 53,995
220,000 Home Depot Inc/The 4 .500 12/06/48 190,166
60,000 Home Depot Inc/The 3 .125 12/15/49 40,943
120,000 Honda Motor Co Ltd 2 .534 03/10/27 118,326
30,000 Honda Motor Co Ltd 2 .967 03/10/32 27,472
95,000 Hormel Foods Corp 1 .700 06/03/28 90,473
10,000 Hormel Foods Corp 1 .800 06/11/30 9,040
50,000 Howmet Aerospace Inc 4 .850 10/15/31 51,330
30,000 HP Inc 4 .000 04/15/29 29,698
52,000 HP Inc 3 .400 06/17/30 49,811
110,000 HP Inc 4 .200 04/15/32 106,463
10,000 HP Inc 5 .500 01/15/33 10,233
50,000 Hubbell Inc 4 .800 11/15/35 49,465
40,000 IBM International Capital Pte Ltd 4 .600 02/05/27 40,291
140,000 IBM International Capital Pte Ltd 5 .300 02/05/54 129,942
10,000 IDEX Corp 4 .950 09/01/29 10,212
30,000 IDEX Corp 2 .625 06/15/31 27,377
90,000 Illinois Tool Works Inc 4 .875 09/15/41 86,326
10,000 Illinois Tool Works Inc 3 .900 09/01/42 8,465
60,000 Illumina Inc 4 .750 12/12/30 60,631
50,000 Ingersoll Rand Inc 5 .197 06/15/27 50,771
10,000 Intel Corp 3 .750 03/25/27 9,971
292,000 Intel Corp 2 .450 11/15/29 273,499

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
110,000 Intel Corp 5 .125% 02/10/30 $ 112,832
10,000 Intel Corp 4 .000 12/15/32 9,581
150,000 Intel Corp 4 .600 03/25/40 134,629
20,000 Intel Corp 2 .800 08/12/41 14,132
20,000 Intel Corp 4 .250 12/15/42 16,397
10,000 Intel Corp 4 .100 05/19/46 7,734
90,000 Intel Corp 4 .100 05/11/47 69,074
130,000 Intel Corp 3 .734 12/08/47 93,617
50,000 Intel Corp 3 .250 11/15/49 32,572
60,000 Intel Corp 4 .750 03/25/50 49,690
20,000 Intel Corp 5 .700 02/10/53 18,881
50,000 Intel Corp 5 .600 02/21/54 46,875
10,000 International Business Machines Corp 3 .300 01/27/27 9,955
100,000 International Business Machines Corp 4 .650 02/10/28 101,488
290,000 International Business Machines Corp 2 .720 02/09/32 263,734
82,000 International Business Machines Corp 5 .600 11/30/39 84,752
10,000 International Business Machines Corp 2 .850 05/15/40 7,510
100,000 International Business Machines Corp 4 .000 06/20/42 83,793
10,000 International Business Machines Corp 4 .700 02/19/46 8,829
7,000 International Flavors & Fragrances Inc 5 .000 09/26/48 6,223
45,000 International Paper Co 4 .800 06/15/44 39,759
15,000 International Paper Co 4 .400 08/15/47 12,329
52,000 International Paper Co 4 .350 08/15/48 42,141
80,000 Intuit Inc 5 .250 09/15/26 80,568
18,000 Intuit Inc 1 .350 07/15/27 17,405
20,000 Intuit Inc 1 .650 07/15/30 17,963
10,000 Intuit Inc 5 .500 09/15/53 9,651
50,000 IQVIA Inc 6 .250 02/01/29 52,603
180,000 J M Smucker Co/The 4 .250 03/15/35 169,814
40,000 Jabil Inc 4 .250 05/15/27 40,108
50,000 Jabil Inc 4 .750 02/01/33 49,251
60,000 Jacobs Engineering Group Inc 6 .350 08/18/28 63,088
7,000 JetBlue 2019-1 Class AA Pass Through Trust2020 A 2 .750 05/15/32 6,434
20,000 JetBlue 2020-1 Class A Pass Through Trust 4 .000 11/15/32 19,271
280,000 John Deere Capital Corp 1 .300 10/13/26 275,357
110,000 John Deere Capital Corp 4 .900 06/11/27 111,802
40,000 John Deere Capital Corp 3 .350 04/18/29 39,326
110,000 John Deere Capital Corp 4 .700 06/10/30 112,747
60,000 John Deere Capital Corp 4 .375 10/15/30 60,646
10,000 Johnson Controls International plc 4 .625 07/02/44 8,933
20,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
1 .750 09/15/30 17,869
30,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
2 .000 09/16/31 26,468
50,000 Johnson Controls International plc / Tyco Fire & Security Finance
SCA
4 .900 12/01/32 50,837
70,000 Kellanova 3 .400 11/15/27 69,502
40,000 Kellanova 2 .100 06/01/30 36,667
30,000 Kellanova 4 .500 04/01/46 26,466
50,000 Kenvue Inc 4 .850 05/22/32 51,039
130,000 Kenvue Inc 4 .900 03/22/33 132,365
10,000 Kenvue Inc 5 .100 03/22/43 9,610
50,000 Keurig Dr Pepper Inc 5 .100 03/15/27 50,544
60,000 Keurig Dr Pepper Inc 4 .350 05/15/28 60,262
30,000 Keurig Dr Pepper Inc 3 .200 05/01/30 28,546
30,000 Keurig Dr Pepper Inc 3 .800 05/01/50 21,813
200,000 Keurig Dr Pepper Inc 4 .500 04/15/52 161,988
50,000 Keysight Technologies Inc 3 .000 10/30/29 47,891
20,000 Kimberly-Clark Corp 3 .950 11/01/28 20,028
108,000 Kimberly-Clark Corp 6 .625 08/01/37 124,084
20,000 Kinder Morgan Energy Partners LP 6 .950 01/15/38 22,688
10,000 Kinder Morgan Inc 1 .750 11/15/26 9,833

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
50,000 Kinder Morgan Inc 5 .150% 06/01/30 $ 51,723
412,000 Kinder Morgan Inc 5 .300 12/01/34 420,971
60,000 Kinder Morgan Inc 5 .050 02/15/46 54,381
60,000 Kinder Morgan Inc 3 .250 08/01/50 39,720
50,000 Kinder Morgan Inc 5 .950 08/01/54 50,250
20,000 KLA Corp 4 .650 07/15/32 20,301
110,000 KLA Corp 4 .950 07/15/52 100,236
30,000 Koninklijke KPN NV 8 .375 10/01/30 34,915
40,000 Kraft Heinz Foods Co 3 .000 06/01/26 39,870
30,000 Kraft Heinz Foods Co 3 .875 05/15/27 29,905
60,000 Kraft Heinz Foods Co 4 .250 03/01/31 59,465
50,000 Kraft Heinz Foods Co 5 .200 03/15/32 51,371
10,000 Kraft Heinz Foods Co 6 .500 02/09/40 10,726
20,000 Kraft Heinz Foods Co 5 .000 06/04/42 18,241
140,000 Kraft Heinz Foods Co 5 .500 06/01/50 130,370
30,000 Kroger Co/The 2 .200 05/01/30 27,609
10,000 Kroger Co/The 1 .700 01/15/31 8,811
50,000 Kroger Co/The 5 .000 09/15/34 50,045
130,000 Kroger Co/The 6 .900 04/15/38 149,136
29,000 Kroger Co/The 5 .400 07/15/40 28,874
90,000 Kroger Co/The 4 .450 02/01/47 75,963
10,000 Kyndryl Holdings Inc 3 .150 10/15/31 9,112
70,000 (a) Kyndryl Holdings Inc 6 .350 02/20/34 73,399
10,000 Laboratory Corp of America Holdings 3 .600 09/01/27 9,946
10,000 Laboratory Corp of America Holdings 2 .950 12/01/29 9,556
100,000 Laboratory Corp of America Holdings 2 .700 06/01/31 91,798
30,000 Lam Research Corp 1 .900 06/15/30 27,315
80,000 Lam Research Corp 3 .125 06/15/60 49,783
60,000 Lear Corp 2 .600 01/15/32 53,602
40,000 Leggett & Platt Inc 4 .400 03/15/29 39,613
30,000 Leggett & Platt Inc 3 .500 11/15/51 19,561
10,000 Lennox International Inc 1 .700 08/01/27 9,670
30,000 Linde Inc/CT 1 .100 08/10/30 26,362
40,000 LKQ Corp 5 .750 06/15/28 41,089
40,000 Lowe's Cos Inc 3 .350 04/01/27 39,764
201,000 Lowe's Cos Inc 4 .500 04/15/30 203,419
370,000 Lowe's Cos Inc 5 .000 04/15/40 357,932
70,000 Lowe's Cos Inc 4 .050 05/03/47 55,696
30,000 Lowe's Cos Inc 5 .750 07/01/53 29,792
10,000 Lowe's Cos Inc 5 .850 04/01/63 9,841
70,000 LYB International Finance III LLC 6 .150 05/15/35 71,475
170,000 LYB International Finance III LLC 3 .375 10/01/40 122,548
21,000 LYB International Finance III LLC 4 .200 05/01/50 14,924
70,000 LYB International Finance III LLC 3 .625 04/01/51 44,702
250,000 Marriott International Inc/MD 4 .500 10/15/31 250,457
142,000 Martin Marietta Materials Inc 3 .200 07/15/51 95,597
60,000 Marvell Technology Inc 2 .450 04/15/28 57,966
20,000 Marvell Technology Inc 2 .950 04/15/31 18,537
20,000 Marvell Technology Inc 5 .950 09/15/33 21,274
10,000 Masco Corp 2 .000 10/01/30 8,962
70,000 Masco Corp 2 .000 02/15/31 61,978
30,000 Masco Corp 4 .500 05/15/47 25,427
10,000 Mastercard Inc 2 .950 11/21/26 9,945
70,000 Mastercard Inc 4 .550 03/15/28 71,183
32,000 Mastercard Inc 2 .950 06/01/29 31,033
44,000 Mastercard Inc 3 .350 03/26/30 42,959
130,000 Mastercard Inc 2 .000 11/18/31 115,732
30,000 Mastercard Inc 4 .875 05/09/34 30,583
40,000 Mastercard Inc 3 .800 11/21/46 31,913
10,000 Mastercard Inc 3 .650 06/01/49 7,560
30,000 Mastercard Inc 3 .850 03/26/50 23,351
20,000 Mastercard Inc 2 .950 03/15/51 13,113

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
90,000 McCormick & Co Inc/MD 1 .850% 02/15/31 $ 79,667
50,000 McDonald's Corp 4 .400 02/12/31 50,350
200,000 McDonald's Corp 4 .600 09/09/32 203,307
30,000 McDonald's Corp 6 .300 10/15/37 33,315
40,000 McDonald's Corp 4 .450 09/01/48 33,987
220,000 McDonald's Corp 5 .150 09/09/52 204,848
10,000 McKesson Corp 1 .300 08/15/26 9,863
50,000 McKesson Corp 4 .900 07/15/28 51,177
10,000 McKesson Corp 5 .100 07/15/33 10,305
60,000 McKesson Corp 5 .250 05/30/35 61,951
60,000 MDC Holdings Inc 3 .966 08/06/61 39,878
50,000 Mercedes-Benz Finance North America LLC 8 .500 01/18/31 59,060
217,000 Merck & Co Inc 1 .900 12/10/28 206,227
160,000 Merck & Co Inc 1 .450 06/24/30 143,302
70,000 Merck & Co Inc 6 .500 12/01/33 78,560
10,000 Merck & Co Inc 4 .150 05/18/43 8,590
145,000 Merck & Co Inc 4 .900 05/17/44 135,876
35,000 Merck & Co Inc 2 .450 06/24/50 20,517
230,000 Merck & Co Inc 2 .750 12/10/51 141,650
50,000 Merck & Co Inc 5 .700 09/15/55 50,196
50,000 Merck & Co Inc 5 .550 12/04/55 49,126
70,000 Microchip Technology Inc 5 .050 02/15/30 71,631
110,000 Micron Technology Inc 5 .300 01/15/31 114,249
50,000 Micron Technology Inc 5 .650 11/01/32 52,778
60,000 Micron Technology Inc 5 .800 01/15/35 63,585
20,000 Microsoft Corp 3 .400 09/15/26 19,962
40,000 Microsoft Corp 3 .300 02/06/27 39,870
10,000 (a) Microsoft Corp 3 .500 02/12/35 9,365
211,000 Microsoft Corp 3 .450 08/08/36 191,129
60,000 Microsoft Corp 3 .750 02/12/45 49,181
60,000 Microsoft Corp 3 .700 08/08/46 47,672
566,000 Microsoft Corp 2 .921 03/17/52 368,679
80,000 Mohawk Industries Inc 5 .850 09/18/28 83,401
100,000 Mondelez International Inc 4 .750 02/20/29 102,024
50,000 Mondelez International Inc 4 .750 08/28/34 49,749
10,000 Mondelez International Inc 2 .625 09/04/50 5,987
20,000 Moody's Corp 2 .000 08/19/31 17,790
20,000 Moody's Corp 5 .250 07/15/44 19,497
110,000 Moody's Corp 3 .750 02/25/52 82,202
10,000 Mosaic Co/The 4 .050 11/15/27 10,005
50,000 Mosaic Co/The 5 .375 11/15/28 51,583
13,000 Mosaic Co/The 5 .450 11/15/33 13,368
50,000 Motorola Solutions Inc 4 .850 08/15/30 50,987
120,000 Motorola Solutions Inc 2 .750 05/24/31 110,219
370,000 MPLX LP 2 .650 08/15/30 342,950
10,000 MPLX LP 4 .950 09/01/32 10,074
21,000 MPLX LP 4 .500 04/15/38 19,131
210,000 MPLX LP 4 .950 03/14/52 177,143
10,000 Mylan Inc 5 .400 11/29/43 8,690
20,000 National Fuel Gas Co 5 .500 10/01/26 20,183
10,000 National Fuel Gas Co 3 .950 09/15/27 9,966
60,000 National Fuel Gas Co 5 .500 03/15/30 62,062
30,000 NetApp Inc 2 .375 06/22/27 29,348
45,000 NIKE Inc 2 .850 03/27/30 42,940
25,000 NIKE Inc 3 .875 11/01/45 20,106
50,000 Nordson Corp 4 .500 12/15/29 50,372
15,000 Norfolk Southern Corp 3 .942 11/01/47 11,830
30,000 Norfolk Southern Corp 4 .550 06/01/53 25,395
60,000 NOV Inc 3 .950 12/01/42 47,298
200,000 Novartis Capital Corp 2 .200 08/14/30 185,078
150,000 Novartis Capital Corp 4 .400 05/06/44 133,190
50,000 Novartis Capital Corp 5 .200 11/05/45 48,650

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
20,000 Novartis Capital Corp 2 .750% 08/14/50 $ 12,775
100,000 Nutrien Ltd 4 .200 04/01/29 99,967
110,000 Nutrien Ltd 5 .250 03/12/32 113,778
10,000 NVIDIA Corp 3 .200 09/16/26 9,970
80,000 NVIDIA Corp 2 .000 06/15/31 72,078
142,000 NVIDIA Corp 3 .500 04/01/40 119,751
30,000 NVR Inc 3 .000 05/15/30 28,496
10,000 NXP BV / NXP Funding LLC / NXP USA Inc 3 .150 05/01/27 9,890
132,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .500 05/11/31 119,439
110,000 NXP BV / NXP Funding LLC / NXP USA Inc 2 .650 02/15/32 98,664
223,000 ONEOK Inc 4 .550 07/15/28 224,975
39,000 ONEOK Inc 4 .350 03/15/29 39,140
70,000 ONEOK Inc 5 .650 09/01/34 72,154
70,000 ONEOK Inc 4 .450 09/01/49 56,700
65,000 ONEOK Inc 4 .500 03/15/50 52,774
170,000 ONEOK Inc 7 .150 01/15/51 189,178
70,000 ONEOK Inc 5 .700 11/01/54 65,407
70,000 Oracle Corp 2 .800 04/01/27 68,831
20,000 Oracle Corp 4 .650 05/06/30 19,795
100,000 Oracle Corp 4 .450 09/26/30 97,610
120,000 Oracle Corp 4 .900 02/06/33 115,604
690,000 Oracle Corp 4 .300 07/08/34 623,107
50,000 Oracle Corp 4 .700 09/27/34 46,409
110,000 Oracle Corp 5 .200 09/26/35 104,830
80,000 Oracle Corp 6 .500 04/15/38 81,869
100,000 Oracle Corp 6 .125 07/08/39 98,825
10,000 Oracle Corp 4 .500 07/08/44 7,584
100,000 Oracle Corp 5 .875 09/26/45 89,909
70,000 Oracle Corp 4 .000 11/15/47 47,958
280,000 Oracle Corp 6 .900 11/09/52 274,672
20,000 Oracle Corp 5 .550 02/06/53 16,629
50,000 Oracle Corp 5 .375 09/27/54 40,173
50,000 Oracle Corp 6 .000 08/03/55 43,763
100,000 Oracle Corp 5 .950 09/26/55 88,177
130,000 Orange SA 5 .375 01/13/42 127,493
100,000 O'Reilly Automotive Inc 3 .900 06/01/29 99,233
30,000 O'Reilly Automotive Inc 4 .200 04/01/30 29,964
140,000 Otis Worldwide Corp 3 .112 02/15/40 109,972
2,000 Owens Corning 3 .400 08/15/26 1,992
70,000 Owens Corning 3 .875 06/01/30 68,671
50,000 PACCAR Financial Corp 4 .450 08/06/27 50,565
50,000 PACCAR Financial Corp 4 .550 03/03/28 50,838
50,000 PACCAR Financial Corp 4 .000 08/08/28 50,267
50,000 PACCAR Financial Corp 4 .000 11/07/28 50,279
50,000 PACCAR Financial Corp 4 .550 05/08/30 50,906
30,000 Paramount Global 4 .200 06/01/29 29,194
10,000 Paramount Global 7 .875 07/30/30 10,749
140,000 Paramount Global 4 .200 05/19/32 126,414
50,000 Paramount Global 5 .900 10/15/40 42,669
40,000 Paramount Global 5 .850 09/01/43 32,247
40,000 Paramount Global 4 .600 01/15/45 27,397
10,000 Parker-Hannifin Corp 3 .250 03/01/27 9,934
30,000 Parker-Hannifin Corp 3 .250 06/14/29 29,229
64,000 Parker-Hannifin Corp 4 .200 11/21/34 61,956
20,000 Parker-Hannifin Corp 4 .450 11/21/44 17,592
40,000 Parker-Hannifin Corp 4 .000 06/14/49 32,371
40,000 Patterson-UTI Energy Inc 5 .150 11/15/29 40,504
120,000 Paychex Inc 5 .100 04/15/30 123,432
10,000 PayPal Holdings Inc 3 .900 06/01/27 10,018
170,000 PayPal Holdings Inc 2 .850 10/01/29 162,995
80,000 PayPal Holdings Inc 5 .100 04/01/35 81,055
100,000 Phillips 66 3 .900 03/15/28 99,802

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
40,000 Phillips 66 Co 3 .550% 10/01/26 $ 39,903
223,000 Phillips 66 Co 4 .680 02/15/45 189,564
150,000 Plains All American Pipeline LP / PAA Finance Corp 5 .700 09/15/34 154,685
50,000 Plains All American Pipeline LP / PAA Finance Corp 5 .600 01/15/36 50,729
50,000 Polaris Inc 5 .600 03/01/31 50,773
20,000 PPG Industries Inc 3 .750 03/15/28 19,943
50,000 PPG Industries Inc 4 .375 03/15/31 49,850
260,000 Procter & Gamble Co/The 3 .000 03/25/30 250,692
80,000 Procter & Gamble Co/The 1 .200 10/29/30 70,503
10,000 Procter & Gamble Co/The 4 .050 01/26/33 9,953
60,000 Procter & Gamble Co/The 4 .600 05/01/35 60,539
11,000 PulteGroup Inc 5 .000 01/15/27 11,072
50,000 PVH Corp 5 .500 06/13/30 50,819
20,000 Qorvo Inc 4 .375 10/15/29 19,689
10,000 QUALCOMM Inc 1 .300 05/20/28 9,468
230,000 QUALCOMM Inc 1 .650 05/20/32 196,217
50,000 QUALCOMM Inc 4 .250 05/20/32 49,900
60,000 QUALCOMM Inc 4 .750 05/20/32 61,167
30,000 QUALCOMM Inc 4 .650 05/20/35 30,002
20,000 QUALCOMM Inc 4 .800 05/20/45 18,224
30,000 Quanta Services Inc 2 .900 10/01/30 28,122
50,000 Quanta Services Inc 4 .500 01/15/31 50,075
10,000 Quanta Services Inc 2 .350 01/15/32 8,853
70,000 Quanta Services Inc 5 .250 08/09/34 71,659
50,000 Quest Diagnostics Inc 3 .450 06/01/26 49,900
10,000 Quest Diagnostics Inc 2 .950 06/30/30 9,470
60,000 Quest Diagnostics Inc 5 .000 12/15/34 60,526
60,000 Ralph Lauren Corp 5 .000 06/15/32 61,764
90,000 Regal Rexnord Corp 6 .300 02/15/30 95,424
50,000 Regeneron Pharmaceuticals Inc 1 .750 09/15/30 44,725
30,000 Regeneron Pharmaceuticals Inc 2 .800 09/15/50 18,383
30,000 RELX Capital Inc 4 .750 03/27/30 30,555
50,000 RELX Capital Inc 4 .750 05/20/32 50,717
10,000 Republic Services Inc 3 .375 11/15/27 9,939
70,000 Republic Services Inc 3 .950 05/15/28 70,146
68,000 Republic Services Inc 2 .300 03/01/30 63,366
80,000 Republic Services Inc 1 .450 02/15/31 69,882
20,000 Republic Services Inc 5 .700 05/15/41 21,027
10,000 Revvity Inc 3 .300 09/15/29 9,656
80,000 Revvity Inc 2 .250 09/15/31 70,651
70,000 Rockwell Automation Inc 4 .200 03/01/49 58,273
10,000 Rogers Communications Inc 2 .900 11/15/26 9,905
50,000 Rogers Communications Inc 3 .200 03/15/27 49,552
40,000 Rogers Communications Inc 5 .000 02/15/29 40,818
10,000 Rogers Communications Inc 3 .800 03/15/32 9,476
150,000 Rogers Communications Inc 5 .450 10/01/43 142,040
20,000 Rogers Communications Inc 3 .700 11/15/49 14,644
130,000 Roper Technologies Inc 3 .800 12/15/26 129,902
40,000 Ross Stores Inc 1 .875 04/15/31 35,289
110,000 Royalty Pharma PLC 5 .200 09/25/35 110,573
80,000 Royalty Pharma PLC 5 .900 09/02/54 79,554
55,000 RPM International Inc 2 .950 01/15/32 50,226
50,000 Ryder System Inc 5 .375 03/15/29 51,703
50,000 Ryder System Inc 4 .950 09/01/29 51,129
50,000 Ryder System Inc 4 .900 12/01/29 51,115
50,000 Ryder System Inc 4 .850 06/15/30 50,937
50,000 Ryder System Inc 4 .300 12/01/30 49,756
20,000 S&P Global Inc 1 .250 08/15/30 17,598
130,000 S&P Global Inc 2 .900 03/01/32 119,633
20,000 S&P Global Inc 5 .250 09/15/33 20,913
70,000 S&P Global Inc 3 .700 03/01/52 52,760
23,000 S&P Global Inc 2 .300 08/15/60 11,667

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
2,000 Sabine Pass Liquefaction LLC 5 .875% 06/30/26 $ 2,002
130,000 Sabine Pass Liquefaction LLC 4 .500 05/15/30 130,672
20,000 Salesforce Inc 3 .700 04/11/28 20,008
70,000 Salesforce Inc 2 .700 07/15/41 50,199
162,000 Salesforce Inc 2 .900 07/15/51 101,331
50,000 Sanofi SA 3 .800 11/03/28 50,024
20,000 Sherwin-Williams Co/The 4 .550 03/01/28 20,254
101,000 Sherwin-Williams Co/The 2 .950 08/15/29 97,149
82,000 Sherwin-Williams Co/The 4 .500 06/01/47 70,160
20,000 Skyworks Solutions Inc 1 .800 06/01/26 19,827
50,000 Smith & Nephew PLC 2 .032 10/14/30 45,001
10,000 Smith & Nephew PLC 5 .400 03/20/34 10,285
200,000 Smurfit Westrock Financing DAC 5 .185 01/15/36 201,619
60,000 Snap-on Inc 3 .100 05/01/50 40,695
30,000 Solventum Corp 5 .450 03/13/31 31,299
110,000 Solventum Corp 5 .600 03/23/34 114,371
70,000 Sonoco Products Co 2 .850 02/01/32 63,343
110,000 Stanley Black & Decker Inc 3 .000 05/15/32 99,964
20,000 Starbucks Corp 2 .250 03/12/30 18,494
50,000 Starbucks Corp 4 .800 05/15/30 51,066
20,000 Starbucks Corp 2 .550 11/15/30 18,529
110,000 Starbucks Corp 3 .000 02/14/32 101,601
120,000 Starbucks Corp 4 .800 02/15/33 121,338
20,000 Starbucks Corp 4 .450 08/15/49 16,736
50,000 Starbucks Corp 3 .500 11/15/50 35,412
100,000 Stryker Corp 1 .950 06/15/30 90,936
50,000 Stryker Corp 4 .625 09/11/34 49,540
50,000 Stryker Corp 5 .200 02/10/35 51,228
30,000 Stryker Corp 4 .100 04/01/43 25,295
230,000 Synopsys Inc 5 .150 04/01/35 233,140
10,000 Sysco Corp 3 .300 07/15/26 9,972
70,000 Sysco Corp 3 .250 07/15/27 69,389
70,000 Sysco Corp 2 .400 02/15/30 65,245
50,000 Sysco Corp 6 .000 01/17/34 53,833
30,000 Sysco Corp 6 .600 04/01/50 33,187
20,000 Takeda Pharmaceutical Co Ltd 2 .050 03/31/30 18,300
150,000 Takeda Pharmaceutical Co Ltd 5 .300 07/05/34 154,124
50,000 Takeda Pharmaceutical Co Ltd 3 .025 07/09/40 38,343
10,000 Takeda Pharmaceutical Co Ltd 5 .650 07/05/44 10,064
70,000 Takeda Pharmaceutical Co Ltd 3 .375 07/09/60 44,933
70,000 Takeda Pharmaceutical Co Ltd 5 .800 07/05/64 68,904
20,000 Take-Two Interactive Software Inc 3 .700 04/14/27 19,938
40,000 Take-Two Interactive Software Inc 5 .400 06/12/29 41,431
30,000 Tapestry Inc 4 .125 07/15/27 30,010
40,000 Tapestry Inc 3 .050 03/15/32 36,451
50,000 Targa Resources Corp 4 .350 01/15/29 50,244
75,000 Targa Resources Corp 6 .150 03/01/29 79,014
110,000 Targa Resources Corp 6 .500 03/30/34 120,297
10,000 Targa Resources Corp 4 .950 04/15/52 8,538
80,000 Targa Resources Corp 6 .125 05/15/55 79,992
80,000 Targa Resources Partners LP / Targa Resources Partners Finance
Corp
5 .000 01/15/28 80,104
1,000 Target Corp 3 .375 04/15/29 983
130,000 Target Corp 2 .350 02/15/30 121,819
60,000 Target Corp 4 .500 09/15/34 59,167
72,000 Target Corp 6 .500 10/15/37 81,149
19,000 Target Corp 3 .900 11/15/47 14,963
45,000 Target Corp 2 .950 01/15/52 28,907
30,000 TC PipeLines LP 3 .900 05/25/27 29,931
50,000 TD SYNNEX Corp 6 .100 04/12/34 52,784
40,000 Teledyne Technologies Inc 2 .250 04/01/28 38,601
50,000 TELUS Corp 3 .700 09/15/27 49,656

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
12,000 TELUS Corp 4 .600% 11/16/48 $ 10,190
10,000 Texas Eastern Transmission LP 7 .000 07/15/32 11,210
70,000 Texas Instruments Inc 1 .750 05/04/30 63,781
160,000 Texas Instruments Inc 1 .900 09/15/31 142,102
80,000 Texas Instruments Inc 3 .875 03/15/39 71,151
40,000 Texas Instruments Inc 4 .150 05/15/48 33,105
140,000 The Campbell's Company 2 .375 04/24/30 128,738
15,000 The Campbell's Company 3 .125 04/24/50 9,701
30,000 Timken Co/The 4 .125 04/01/32 28,790
90,000 TJX Cos Inc/The 3 .875 04/15/30 89,620
50,000 Toll Brothers Finance Corp 3 .800 11/01/29 49,299
100,000 Toyota Motor Corp 4 .186 06/30/27 100,591
50,000 Toyota Motor Corp 4 .450 06/30/30 50,540
160,000 Toyota Motor Credit Corp 4 .500 05/14/27 161,547
390,000 Toyota Motor Credit Corp 4 .800 05/15/30 399,223
50,000 TR Finance LLC 3 .350 05/15/26 49,880
20,000 Trane Technologies Financing Ltd 3 .800 03/21/29 19,925
70,000 Trane Technologies Financing Ltd 5 .250 03/03/33 72,814
50,000 Trane Technologies Financing Ltd 5 .100 06/13/34 51,231
50,000 TransCanada PipeLines Ltd 4 .100 04/15/30 49,464
100,000 TransCanada PipeLines Ltd 4 .625 03/01/34 97,653
100,000 TransCanada PipeLines Ltd 6 .200 10/15/37 106,790
140,000 Transcontinental Gas Pipe Line Co LLC 3 .250 05/15/30 134,555
50,000 (c) Transcontinental Gas Pipe Line Co LLC 5 .100 03/15/36 50,188
80,000 Transcontinental Gas Pipe Line Co LLC 3 .950 05/15/50 61,846
60,000 Trimble Inc 6 .100 03/15/33 64,157
40,000 Triton Container International Ltd / TAL International Container
Corp
3 .250 03/15/32 36,445
50,000 Triton Container International Ltd / TAL International Container
Corp
5 .150 02/15/33 49,771
160,000 TSMC Arizona Corp 4 .250 04/22/32 159,897
30,000 Tyco Electronics Group SA 4 .625 02/01/30 30,562
50,000 Tyco Electronics Group SA 4 .500 02/09/31 50,457
30,000 Tyco Electronics Group SA 2 .500 02/04/32 26,953
50,000 Uber Technologies Inc 4 .800 09/15/35 49,467
21,000 Unilever Capital Corp 2 .000 07/28/26 20,824
40,000 Unilever Capital Corp 2 .900 05/05/27 39,644
20,000 Unilever Capital Corp 2 .125 09/06/29 18,810
160,000 Unilever Capital Corp 1 .750 08/12/31 140,894
10,000 Unilever Capital Corp 5 .000 12/08/33 10,353
10,000 Union Pacific Corp 2 .150 02/05/27 9,841
50,000 Union Pacific Corp 4 .500 01/20/33 50,404
20,000 Union Pacific Corp 3 .375 02/01/35 17,997
20,000 Union Pacific Corp 3 .600 09/15/37 17,739
508,000 Union Pacific Corp 3 .550 08/15/39 432,528
50,000 Union Pacific Corp 5 .600 12/01/54 49,816
30,000 Union Pacific Corp 3 .875 02/01/55 22,584
10,000 Union Pacific Corp 3 .950 08/15/59 7,429
17,000 United Airlines 2024-1 Class A Pass Through Trust 5 .875 02/15/37 17,999
20,000 Valero Energy Corp 2 .150 09/15/27 19,425
130,000 Valero Energy Corp 2 .800 12/01/31 118,865
50,000 Valero Energy Corp 6 .625 06/15/37 55,153
40,000 Valmont Industries Inc 5 .250 10/01/54 37,356
30,000 VeriSign Inc 4 .750 07/15/27 30,004
110,000 Verisk Analytics Inc 4 .125 03/15/29 109,990
50,000 Verizon Communications Inc 1 .500 09/18/30 44,169
115,000 Verizon Communications Inc 2 .550 03/21/31 105,071
655,000 Verizon Communications Inc 2 .355 03/15/32 577,457
50,000 Verizon Communications Inc 4 .750 01/15/33 50,014
100,000 Verizon Communications Inc 5 .050 05/09/33 102,207
160,000 Verizon Communications Inc 4 .780 02/15/35 157,028
20,000 Verizon Communications Inc 4 .272 01/15/36 18,744

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
98,000 (c) Verizon Communications Inc 5 .401% 07/02/37 $ 98,872
10,000 Verizon Communications Inc 4 .812 03/15/39 9,473
122,000 Verizon Communications Inc 2 .850 09/03/41 87,771
50,000 Verizon Communications Inc 3 .850 11/01/42 39,983
50,000 Verizon Communications Inc 5 .750 11/30/45 49,691
50,000 Verizon Communications Inc 5 .500 03/16/47 48,002
80,000 Verizon Communications Inc 4 .000 03/22/50 60,772
380,000 Verizon Communications Inc 3 .875 03/01/52 281,167
50,000 Verizon Communications Inc 5 .875 11/30/55 49,356
30,000 Verizon Communications Inc 2 .987 10/30/56 17,802
30,000 Verizon Communications Inc 3 .700 03/22/61 20,217
100,000 Viatris Inc 2 .700 06/22/30 91,631
100,000 Viatris Inc 3 .850 06/22/40 76,989
50,000 Visa Inc 2 .050 04/15/30 46,368
20,000 Visa Inc 1 .100 02/15/31 17,430
171,000 (a) Visa Inc 4 .150 12/14/35 165,057
50,000 Visa Inc 2 .700 04/15/40 38,311
30,000 (a) Visa Inc 2 .000 08/15/50 16,228
120,000 VMware LLC 1 .400 08/15/26 118,429
20,000 VMware LLC 4 .700 05/15/30 20,338
20,000 VMware LLC 2 .200 08/15/31 17,806
20,000 Vodafone Group PLC 6 .250 11/30/32 21,832
95,000 Vodafone Group PLC 6 .150 02/27/37 103,512
10,000 Vodafone Group PLC 5 .000 05/30/38 9,898
50,000 Vodafone Group PLC 5 .750 06/28/54 48,592
10,000 Vodafone Group PLC 5 .750 02/10/63 9,564
75,000 Vodafone Group PLC 5 .875 06/28/64 73,050
50,000 Vulcan Materials Co 3 .900 04/01/27 50,009
50,000 Vulcan Materials Co 5 .700 12/01/54 49,764
150,000 Walt Disney Co/The 2 .200 01/13/28 145,968
300,000 Walt Disney Co/The 2 .650 01/13/31 280,837
200,000 Walt Disney Co/The 3 .500 05/13/40 166,534
200,000 Walt Disney Co/The 3 .600 01/13/51 148,638
110,000 Waste Connections Inc 2 .200 01/15/32 97,358
20,000 Waste Connections Inc 4 .200 01/15/33 19,552
50,000 Waste Management Inc 4 .650 03/15/30 50,996
10,000 Waste Management Inc 1 .500 03/15/31 8,742
120,000 Waste Management Inc 4 .150 04/15/32 118,891
122,000 Waste Management Inc 4 .875 02/15/34 124,797
40,000 (a) Western Digital Corp 3 .100 02/01/32 36,912
140,000 Western Midstream Operating LP 6 .150 04/01/33 147,960
50,000 Western Midstream Operating LP 5 .500 12/15/35 49,784
30,000 (a) Western Union Co/The 6 .200 11/17/36 31,323
60,000 Westinghouse Air Brake Technologies Corp 4 .900 05/29/30 61,317
60,000 Westinghouse Air Brake Technologies Corp 5 .611 03/11/34 62,753
40,000 Weyerhaeuser Co 4 .000 04/15/30 39,410
30,000 Weyerhaeuser Co 7 .375 03/15/32 34,142
40,000 Weyerhaeuser Co 3 .375 03/09/33 36,547
200,000 Williams Cos Inc/The 2 .600 03/15/31 183,062
50,000 Williams Cos Inc/The 5 .150 03/15/34 50,668
60,000 Williams Cos Inc/The 5 .300 09/30/35 60,867
60,000 Williams Cos Inc/The 5 .800 11/15/54 59,020
30,000 Williams Cos Inc/The 6 .000 03/15/55 30,403
50,000 Williams Cos Inc/The 5 .950 03/15/56 50,014
70,000 Workday Inc 3 .700 04/01/29 69,062
90,000 WRKCo Inc 4 .000 03/15/28 90,056
10,000 WRKCo Inc 3 .000 06/15/33 8,913
50,000 WW Grainger Inc 4 .450 09/15/34 49,398
10,000 WW Grainger Inc 4 .600 06/15/45 9,028
60,000 Xilinx Inc 2 .375 06/01/30 55,781
31,000 (a) Xylem Inc/NY 2 .250 01/30/31 28,079
60,000 Zimmer Biomet Holdings Inc 2 .600 11/24/31 54,200

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE
INDUSTRIAL (continued)
86,000 Zoetis Inc 3 .900% 08/20/28 $ 85,987
9,000 Zoetis Inc 2 .000 05/15/30 8,241
20,000 Zoetis Inc 5 .600 11/16/32 21,204
50,000 Zoetis Inc 5 .000 08/17/35 50,342
TOTAL INDUSTRIAL 66,002,422
UTILITY - 2.3%
$ 62,000 AEP Texas Inc 4 .150 05/01/49 47,625
30,000 AEP Texas Inc 3 .450 01/15/50 20,553
60,000 AES Corp/The 5 .800 03/15/32 62,027
50,000 Ameren Illinois Co 4 .950 06/01/33 50,974
50,000 Ameren Illinois Co 5 .625 03/01/55 49,952
50,000 American Electric Power Co Inc 5 .750 11/01/27 51,466
80,000 American Electric Power Co Inc 5 .200 01/15/29 82,453
90,000 American Electric Power Co Inc 5 .950 11/01/32 96,515
50,000 American Electric Power Co Inc 5 .800 03/15/56 50,010
120,000 American Water Capital Corp 2 .800 05/01/30 113,774
110,000 American Water Capital Corp 2 .300 06/01/31 99,415
50,000 American Water Capital Corp 5 .250 03/01/35 51,362
20,000 American Water Capital Corp 3 .750 09/01/47 15,304
20,000 American Water Capital Corp 4 .200 09/01/48 16,333
50,000 American Water Capital Corp 5 .450 03/01/54 48,538
25,000 American Water Capital Corp 5 .700 09/01/55 24,905
250,000 Appalachian Power Co 4 .400 05/15/44 210,167
10,000 Appalachian Power Co 3 .700 05/01/50 7,313
20,000 Atlantic City Electric Co 2 .300 03/15/31 18,160
40,000 Atmos Energy Corp 2 .625 09/15/29 38,139
90,000 Atmos Energy Corp 5 .900 11/15/33 97,269
30,000 Atmos Energy Corp 4 .125 10/15/44 25,318
110,000 Atmos Energy Corp 2 .850 02/15/52 68,652
10,000 Avista Corp 4 .350 06/01/48 8,259
30,000 Avista Corp 4 .000 04/01/52 22,547
100,000 Black Hills Corp 5 .950 03/15/28 103,652
10,000 CenterPoint Energy Houston Electric LLC 5 .200 10/01/28 10,315
100,000 CenterPoint Energy Houston Electric LLC 3 .000 03/01/32 92,128
140,000 CenterPoint Energy Houston Electric LLC 5 .150 03/01/34 143,248
10,000 CenterPoint Energy Houston Electric LLC 3 .550 08/01/42 7,946
110,000 CenterPoint Energy Inc 1 .450 06/01/26 109,046
10,000 CenterPoint Energy Inc 7 .000 02/15/55 10,484
12,000 CenterPoint Energy Resources Corp 4 .400 07/01/32 11,915
120,000 Cleveland Electric Illuminating Co/The 5 .950 12/15/36 125,289
121,000 Commonwealth Edison Co 6 .450 01/15/38 134,786
10,000 Commonwealth Edison Co 4 .000 03/01/48 7,969
110,000 Commonwealth Edison Co 2 .750 09/01/51 67,454
35,000 Commonwealth Edison Co 5 .950 06/01/55 36,152
130,000 Connecticut Light and Power Co/The 2 .050 07/01/31 115,962
10,000 Connecticut Light and Power Co/The 4 .000 04/01/48 7,961
50,000 Consolidated Edison Co of New York Inc 2 .400 06/15/31 45,693
10,000 Consolidated Edison Co of New York Inc 5 .200 03/01/33 10,340
30,000 Consolidated Edison Co of New York Inc 5 .375 05/15/34 31,049
124,000 Consolidated Edison Co of New York Inc 5 .500 12/01/39 126,825
7,000 Consolidated Edison Co of New York Inc 3 .850 06/15/46 5,476
172,000 Consolidated Edison Co of New York Inc 4 .650 12/01/48 148,923
30,000 Consolidated Edison Co of New York Inc 3 .950 04/01/50 23,315
10,000 Consolidated Edison Co of New York Inc 5 .900 11/15/53 10,189
70,000 Consolidated Edison Co of New York Inc 4 .300 12/01/56 54,908
20,000 Consolidated Edison Co of New York Inc 4 .500 05/15/58 16,299
10,000 Consolidated Edison Co of New York Inc 3 .700 11/15/59 6,960
41,000 Consolidated Edison Co of New York Inc 3 .000 12/01/60 24,103
110,000 Consumers Energy Co 3 .800 11/15/28 109,703
100,000 Consumers Energy Co 4 .900 02/15/29 102,577
110,000 Consumers Energy Co 3 .500 08/01/51 79,535
25,000 DTE Electric Co 4 .250 05/14/27 25,177

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 136,000 DTE Energy Co 2 .950% 03/01/30 $ 128,898
10,000 DTE Energy Co 5 .850 06/01/34 10,632
10,000 Duke Energy Florida LLC 3 .200 01/15/27 9,954
142,000 Duke Energy Florida LLC 2 .400 12/15/31 128,225
10,000 Duke Energy Florida LLC 5 .875 11/15/33 10,745
67,000 Duke Energy Florida LLC 6 .350 09/15/37 74,183
260,000 Duke Energy Florida LLC 5 .950 11/15/52 269,114
20,000 Duke Energy Indiana LLC 3 .250 10/01/49 13,770
10,000 Duke Energy Ohio Inc 3 .650 02/01/29 9,909
20,000 Edison International 5 .750 06/15/27 20,348
10,000 Edison International 4 .125 03/15/28 9,935
50,000 Edison International 5 .450 06/15/29 51,051
102,000 Emera US Finance LP 4 .750 06/15/46 87,231
131,000 Entergy Texas Inc 5 .250 04/15/35 133,805
10,000 Entergy Texas Inc 3 .550 09/30/49 7,180
110,000 Essential Utilities Inc 2 .400 05/01/31 99,574
20,000 Essential Utilities Inc 5 .375 01/15/34 20,584
50,000 Essential Utilities Inc 5 .250 08/15/35 50,748
20,000 Essential Utilities Inc 3 .351 04/15/50 13,822
52,000 Eversource Energy 1 .650 08/15/30 46,019
50,000 Eversource Energy 5 .850 04/15/31 52,757
21,000 Eversource Energy 5 .125 05/15/33 21,200
40,000 Eversource Energy 5 .500 01/01/34 41,149
120,000 Exelon Corp 2 .750 03/15/27 118,457
10,000 Exelon Corp 4 .050 04/15/30 9,907
70,000 Exelon Corp 4 .950 06/15/35 69,506
20,000 Exelon Corp 5 .100 06/15/45 18,436
90,000 Exelon Corp 4 .450 04/15/46 75,651
40,000 Exelon Corp 4 .700 04/15/50 34,113
20,000 Exelon Corp 5 .600 03/15/53 19,360
10,000 FirstEnergy Corp 4 .850 07/15/47 8,847
50,000 (c) FirstEnergy Transmission LLC 4 .750 01/15/33 49,838
40,000 FirstEnergy Transmission LLC 5 .000 01/15/35 39,992
50,000 Idaho Power Co 5 .800 04/01/54 50,816
48,000 Interstate Power and Light Co 3 .600 04/01/29 47,208
50,000 Interstate Power and Light Co 5 .600 10/01/55 48,585
70,000 IPALCO Enterprises Inc 4 .250 05/01/30 68,611
10,000 IPALCO Enterprises Inc 5 .750 04/01/34 10,194
50,000 Louisville Gas and Electric Co 5 .850 08/15/55 50,672
170,000 MidAmerican Energy Co 5 .750 11/01/35 181,294
40,000 MidAmerican Energy Co 3 .150 04/15/50 26,997
10,000 National Grid PLC 5 .809 06/12/33 10,595
70,000 National Grid PLC 5 .418 01/11/34 72,218
10,000 National Rural Utilities Cooperative Finance Corp 5 .600 11/13/26 10,122
100,000 National Rural Utilities Cooperative Finance Corp 4 .750 02/07/28 101,520
40,000 National Rural Utilities Cooperative Finance Corp 5 .000 02/07/31 41,359
100,000 National Rural Utilities Cooperative Finance Corp 2 .750 04/15/32 90,847
100,000 National Rural Utilities Cooperative Finance Corp 5 .000 08/15/34 101,841
70,000 National Rural Utilities Cooperative Finance Corp 4 .300 03/15/49 58,456
10,000 NiSource Inc 3 .490 05/15/27 9,940
10,000 NiSource Inc 5 .250 03/30/28 10,253
46,000 NiSource Inc 2 .950 09/01/29 44,105
131,000 NiSource Inc 3 .600 05/01/30 127,461
30,000 NiSource Inc 1 .700 02/15/31 26,388
50,000 NiSource Inc 5 .350 04/01/34 51,519
40,000 NiSource Inc 4 .800 02/15/44 35,929
50,000 NiSource Inc 4 .375 05/15/47 41,452
50,000 NSTAR Electric Co 3 .200 05/15/27 49,634
110,000 NSTAR Electric Co 3 .950 04/01/30 108,837
62,000 NSTAR Electric Co 5 .500 03/15/40 62,550
50,000 OGE Energy Corp 5 .450 05/15/29 51,780
90,000 Oklahoma Gas and Electric Co 4 .150 04/01/47 73,957

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 10,000 Oklahoma Gas and Electric Co 5 .800% 04/01/55 $ 10,090
20,000 Oncor Electric Delivery Co LLC 2 .750 05/15/30 18,903
60,000 Oncor Electric Delivery Co LLC 7 .000 05/01/32 67,643
87,000 Oncor Electric Delivery Co LLC 7 .500 09/01/38 104,383
200,000 Oncor Electric Delivery Co LLC 4 .950 09/15/52 177,919
60,000 ONE Gas Inc 5 .100 04/01/29 61,775
30,000 ONE Gas Inc 4 .250 09/01/32 29,558
20,000 ONE Gas Inc 4 .500 11/01/48 17,243
40,000 PECO Energy Co 4 .900 06/15/33 40,788
190,000 PECO Energy Co 4 .600 05/15/52 162,151
76,000 Potomac Electric Power Co 6 .500 11/15/37 84,895
50,000 PPL Capital Funding Inc 5 .250 09/01/34 50,989
20,000 PPL Electric Utilities Corp 4 .850 02/15/34 20,160
110,000 PPL Electric Utilities Corp 4 .150 10/01/45 91,976
10,000 PPL Electric Utilities Corp 5 .250 05/15/53 9,543
50,000 Public Service Co of Colorado 5 .350 05/15/34 51,345
18,000 Public Service Co of Colorado 6 .500 08/01/38 19,926
200,000 Public Service Co of Colorado 4 .100 06/15/48 159,241
50,000 Public Service Co of New Hampshire 2 .200 06/15/31 44,908
10,000 Public Service Co of New Hampshire 5 .350 10/01/33 10,394
20,000 Public Service Co of Oklahoma 2 .200 08/15/31 17,732
10,000 Public Service Electric and Gas Co 2 .250 09/15/26 9,907
10,000 Public Service Electric and Gas Co 2 .450 01/15/30 9,391
70,000 Public Service Electric and Gas Co 1 .900 08/15/31 61,825
140,000 Public Service Electric and Gas Co 5 .800 05/01/37 149,792
20,000 Public Service Electric and Gas Co 2 .050 08/01/50 10,768
90,000 Public Service Electric and Gas Co 5 .450 03/01/54 87,870
50,000 Public Service Electric and Gas Co 5 .625 01/01/56 50,074
120,000 Puget Energy Inc 4 .224 03/15/32 115,310
10,000 Puget Sound Energy Inc 5 .330 06/15/34 10,279
10,000 Puget Sound Energy Inc 5 .757 10/01/39 10,423
30,000 Puget Sound Energy Inc 5 .638 04/15/41 30,051
50,000 Puget Sound Energy Inc 5 .598 09/15/55 48,658
100,000 San Diego Gas & Electric Co 5 .400 04/15/35 103,120
43,000 San Diego Gas & Electric Co 4 .150 05/15/48 34,471
10,000 San Diego Gas & Electric Co 4 .100 06/15/49 7,901
30,000 San Diego Gas & Electric Co 5 .350 04/01/53 28,282
30,000 Sempra 5 .500 08/01/33 31,227
134,000 Sempra 6 .000 10/15/39 138,668
110,000 Sempra 4 .000 02/01/48 84,215
180,000 Southern California Edison Co 4 .700 06/01/27 181,380
50,000 Southern California Edison Co 5 .250 03/15/30 51,343
10,000 Southern California Edison Co 5 .950 11/01/32 10,608
50,000 Southern California Edison Co 5 .200 06/01/34 50,051
30,000 Southern California Edison Co 5 .350 07/15/35 30,015
60,000 Southern California Edison Co 4 .500 09/01/40 52,351
50,000 Southern California Edison Co 3 .600 02/01/45 36,000
10,000 Southern California Edison Co 4 .125 03/01/48 7,657
90,000 Southern California Edison Co 4 .875 03/01/49 76,126
10,000 Southern California Edison Co 3 .650 02/01/50 6,982
210,000 Southern California Edison Co 5 .450 06/01/52 190,006
10,000 Southern California Gas Co 2 .600 06/15/26 9,951
40,000 Southern California Gas Co 2 .550 02/01/30 37,701
60,000 Southern California Gas Co 5 .450 06/15/35 62,272
40,000 Southern California Gas Co 4 .300 01/15/49 32,596
170,000 Southern California Gas Co 5 .750 06/01/53 169,160
50,000 Southern Power Co 4 .250 10/01/30 49,872
50,000 Southern Power Co 4 .900 10/01/35 49,126
20,000 Southwest Gas Corp 5 .800 12/01/27 20,582
10,000 Southwest Gas Corp 3 .700 04/01/28 9,931
40,000 Southwest Gas Corp 2 .200 06/15/30 36,537
20,000 Southwest Gas Corp 3 .800 09/29/46 15,255

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 300,000 Southwestern Electric Power Co 3 .250% 11/01/51 $ 197,367
50,000 Southwestern Public Service Co 5 .300 05/15/35 50,958
126,000 Southwestern Public Service Co 4 .500 08/15/41 111,471
23,000 Southwestern Public Service Co 4 .400 11/15/48 18,808
10,000 Southwestern Public Service Co 3 .150 05/01/50 6,575
30,000 Spire Missouri Inc 4 .800 02/15/33 30,219
10,000 Spire Missouri Inc 5 .150 08/15/34 10,208
50,000 Tampa Electric Co 5 .000 07/15/52 45,197
50,000 Tucson Electric Power Co 3 .250 05/15/32 46,457
40,000 Tucson Electric Power Co 4 .000 06/15/50 30,862
50,000 Tucson Electric Power Co 3 .250 05/01/51 33,563
30,000 Washington Gas Light Co 3 .796 09/15/46 23,224
42,000 WEC Energy Group Inc 5 .600 09/12/26 42,364
100,000 WEC Energy Group Inc 2 .200 12/15/28 95,215
20,000 Wisconsin Power and Light Co 1 .950 09/16/31 17,511
50,000 Wisconsin Power and Light Co 4 .950 04/01/33 50,667
50,000 Wisconsin Power and Light Co 5 .700 12/15/55 49,360
88,000 Wisconsin Public Service Corp 3 .671 12/01/42 70,173
40,000 Xcel Energy Inc 5 .500 03/15/34 41,186
TOTAL UTILITY 11,033,170
TOTAL CORPORATE DEBT
(Cost $119,614,377) 116,677,694
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 4.2%
GOVERNMENT AGENCY - 1.2%
20,000 Equinor ASA 3 .000 04/06/27 19,855
10,000 Equinor ASA 3 .625 09/10/28 9,983
227,000 Equinor ASA 3 .125 04/06/30 218,530
10,000 Equinor ASA 3 .625 04/06/40 8,464
30,000 Equinor ASA 5 .100 08/17/40 29,668
20,000 Equinor ASA 4 .250 11/23/41 17,655
62,000 Equinor ASA 3 .950 05/15/43 51,976
30,000 Equinor ASA 3 .250 11/18/49 20,997
30,000 Equinor ASA 3 .700 04/06/50 22,730
180,000 Export Development Canada 4 .375 06/29/26 180,401
70,000 Export Development Canada 3 .875 02/14/28 70,332
175,000 Export Development Canada 4 .125 02/13/29 177,290
40,000 Export Development Canada 4 .000 06/20/30 40,344
30,000 Export Development Canada 4 .750 06/05/34 31,182
310,000 Federal National Mortgage Association 1 .875 09/24/26 306,510
10,000 Federal National Mortgage Association 7 .250 05/15/30 11,370
429,000 Federal National Mortgage Association 5 .625 07/15/37 470,191
50,000 Industrial & Commercial Bank of China Ltd/New York NY 3 .538 11/08/27 49,710
10,000 Israel Government AID Bond 5 .500 09/18/33 10,805
100,000 Japan International Cooperation Agency 2 .750 04/27/27 98,567
100,000 Japan International Cooperation Agency 4 .000 05/23/28 100,389
30,000 Korea Development Bank/The 1 .375 04/25/27 29,130
200,000 Korea Development Bank/The 4 .625 02/03/28 203,187
180,000 Korea Development Bank/The 4 .375 02/15/28 181,911
200,000 Korea Development Bank/The 5 .375 10/23/28 208,164
120,000 Kreditanstalt fuer Wiederaufbau 4 .625 08/07/26 120,574
442,000 Kreditanstalt fuer Wiederaufbau 3 .000 05/20/27 438,786
135,000 Kreditanstalt fuer Wiederaufbau 4 .000 06/28/27 135,824
60,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/27/27 59,948
270,000 Kreditanstalt fuer Wiederaufbau 3 .875 05/15/28 271,830
50,000 Kreditanstalt fuer Wiederaufbau 3 .500 08/09/28 49,912
135,000 Kreditanstalt fuer Wiederaufbau 4 .625 03/18/30 139,584
200,000 Kreditanstalt fuer Wiederaufbau 3 .750 07/15/30 199,874
100,000 Kreditanstalt fuer Wiederaufbau 4 .750 10/29/30 104,058
110,000 Kreditanstalt fuer Wiederaufbau 4 .125 07/15/33 110,202

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT AGENCY (continued)
$ 195,000 Kreditanstalt fuer Wiederaufbau 4 .375% 02/28/34 $ 197,936
110,000 Landwirtschaftliche Rentenbank 3 .875 09/28/27 110,455
121,000 Landwirtschaftliche Rentenbank 4 .625 04/17/29 124,442
100,000 Landwirtschaftliche Rentenbank 5 .000 10/24/33 105,500
60,000 Oesterreichische Kontrollbank AG 4 .750 05/21/27 60,870
45,000 Oesterreichische Kontrollbank AG 4 .000 05/28/28 45,365
90,000 Oesterreichische Kontrollbank AG 4 .125 01/18/29 91,107
70,000 Oesterreichische Kontrollbank AG 3 .750 09/05/29 70,025
100,000 Oesterreichische Kontrollbank AG 4 .500 01/24/30 102,647
200,000 Svensk Exportkredit AB 3 .750 09/13/27 200,305
200,000 (a) Svensk Exportkredit AB 3 .750 07/29/30 198,974
TOTAL GOVERNMENT AGENCY 5,507,559
MUNICIPAL BONDS - 0.7%
160,000 Province of Alberta Canada 3 .300 03/15/28 158,565
50,000 Province of Alberta Canada 4 .500 06/26/29 51,124
40,000 Province of Alberta Canada 1 .300 07/22/30 35,721
50,000 Province of Alberta Canada 4 .500 01/24/34 50,377
50,000 Province of Alberta Canada 4 .300 11/02/35 49,077
150,000 Province of British Columbia Canada 2 .250 06/02/26 149,194
110,000 Province of British Columbia Canada 0 .900 07/20/26 108,535
100,000 Province of British Columbia Canada 4 .700 01/24/28 101,993
100,000 (a) Province of British Columbia Canada 3 .900 08/27/30 99,840
17,000 Province of British Columbia Canada 1 .300 01/29/31 14,947
85,000 Province of British Columbia Canada 4 .200 07/06/33 84,200
100,000 Province of British Columbia Canada 4 .750 06/12/34 102,219
110,000 Province of British Columbia Canada 4 .800 06/11/35 112,155
100,000 Province of Manitoba Canada 1 .500 10/25/28 94,147
100,000 Province of Manitoba Canada 4 .300 07/27/33 99,455
70,000 Province of New Brunswick Canada 3 .625 02/24/28 69,761
260,000 Province of Ontario Canada 3 .100 05/19/27 258,222
23,000 Province of Ontario Canada 1 .050 05/21/27 22,248
150,000 Province of Ontario Canada 4 .200 01/18/29 151,966
100,000 Province of Ontario Canada 3 .700 09/17/29 99,690
100,000 Province of Ontario Canada 4 .700 01/15/30 103,077
150,000 Province of Ontario Canada 1 .800 10/14/31 132,722
100,000 Province of Ontario Canada 2 .125 01/21/32 89,363
200,000 Province of Ontario Canada 4 .450 11/20/35 198,493
305,000 Province of Quebec Canada 2 .500 04/20/26 304,114
70,000 Province of Quebec Canada 2 .750 04/12/27 69,223
140,000 Province of Quebec Canada 4 .500 04/03/29 143,036
150,000 Province of Quebec Canada 3 .875 01/14/31 149,304
100,000 Province of Quebec Canada 4 .500 09/08/33 100,915
50,000 Province of Quebec Canada 4 .250 09/05/34 49,241
100,000 Province of Quebec Canada 4 .625 08/28/35 100,541
50,000 Province of Saskatchewan Canada 4 .650 01/28/30 51,360
TOTAL MUNICIPAL BONDS 3,404,825
SOVEREIGN DEBT - 2.3%
110,000 African Development Bank 0 .875 07/22/26 108,542
100,000 African Development Bank 3 .500 09/18/29 99,269
50,000 African Development Bank 4 .000 03/18/30 50,418
50,000 African Development Bank 4 .125 01/22/36 49,206
250,000 Asian Development Bank 1 .500 01/20/27 244,742
25,000 Asian Development Bank 4 .375 01/14/28 25,381
120,000 Asian Development Bank 4 .500 08/25/28 122,570
100,000 (a) Asian Development Bank 4 .375 03/06/29 102,099
100,000 Asian Development Bank 1 .875 03/15/29 94,803
130,000 Asian Development Bank 3 .625 08/28/29 129,728
75,000 Asian Development Bank 1 .500 03/04/31 66,915
110,000 Asian Development Bank 3 .125 04/27/32 104,778
110,000 Asian Development Bank 4 .125 01/12/34 109,754
50,000 Asian Development Bank 4 .250 01/14/36 49,844
210,000 Canada Government International Bond 3 .750 04/26/28 210,798

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 35,000 Canada Government International Bond 4 .000% 03/18/30 $ 35,360
140,000 Chile Government International Bond 3 .240 02/06/28 137,606
180,000 Chile Government International Bond 2 .450 01/31/31 164,295
140,000 Chile Government International Bond 4 .950 01/05/36 140,763
270,000 Chile Government International Bond 3 .250 09/21/71 166,901
50,000 Council Of Europe Development Bank 0 .875 09/22/26 49,116
100,000 Council Of Europe Development Bank 4 .625 06/11/27 101,181
50,000 Council Of Europe Development Bank 3 .625 05/08/28 50,013
50,000 Council Of Europe Development Bank 4 .500 01/15/30 51,329
100,000 European Bank for Reconstruction & Development 4 .375 03/09/28 101,529
70,000 European Bank for Reconstruction & Development 4 .250 03/13/34 70,322
190,000 European Investment Bank 0 .750 10/26/26 185,872
312,000 European Investment Bank 1 .375 03/15/27 304,385
100,000 European Investment Bank 4 .500 10/16/28 102,246
225,000 European Investment Bank 4 .000 02/15/29 227,313
100,000 European Investment Bank 4 .750 06/15/29 103,389
30,000 European Investment Bank 3 .750 11/15/29 30,039
25,000 European Investment Bank 4 .500 03/14/30 25,717
170,000 European Investment Bank 3 .625 07/15/30 168,854
60,000 European Investment Bank 3 .875 10/15/30 60,156
100,000 European Investment Bank 3 .750 03/13/31 99,478
100,000 European Investment Bank 4 .375 10/10/31 102,329
85,000 European Investment Bank 4 .125 02/13/34 84,850
84,000 Hungary Government International Bond 7 .625 03/29/41 97,628
190,000 Indonesia Government International Bond 4 .550 01/11/28 191,894
70,000 Indonesia Government International Bond 4 .850 01/11/33 70,249
200,000 Indonesia Government International Bond 5 .600 01/15/35 209,219
280,000 Indonesia Government International Bond 5 .650 01/11/53 276,595
130,000 Inter-American Development Bank 1 .500 01/13/27 126,944
90,000 Inter-American Development Bank 4 .375 02/01/27 90,640
120,000 Inter-American Development Bank 4 .000 01/12/28 120,901
110,000 Inter-American Development Bank 1 .125 07/20/28 103,574
50,000 Inter-American Development Bank 4 .500 02/15/30 51,414
50,000 Inter-American Development Bank 3 .750 06/14/30 49,968
100,000 Inter-American Development Bank 4 .375 07/16/35 100,686
240,000 Inter-American Development Bank 3 .875 10/28/41 214,096
630,000 International Bank for Reconstruction & Development 2 .500 11/22/27 618,168
36,000 International Bank for Reconstruction & Development 3 .625 05/05/28 36,023
100,000 International Bank for Reconstruction & Development 4 .625 08/01/28 102,398
128,000 International Bank for Reconstruction & Development 4 .000 07/25/30 128,985
100,000 International Bank for Reconstruction & Development 3 .500 10/28/30 98,635
95,000 International Bank for Reconstruction & Development 4 .000 01/10/31 95,647
100,000 International Bank for Reconstruction & Development 4 .500 04/10/31 102,925
100,000 International Bank for Reconstruction & Development 1 .625 11/03/31 88,178
75,000 International Bank for Reconstruction & Development 4 .625 01/15/32 77,648
112,000 International Bank for Reconstruction & Development 2 .500 03/29/32 103,088
50,000 International Bank for Reconstruction & Development 4 .000 05/06/32 50,045
100,000 (a) International Bank for Reconstruction & Development 4 .750 11/14/33 103,965
45,000 International Bank for Reconstruction & Development 3 .875 08/28/34 43,881
115,000 International Bank for Reconstruction & Development 4 .375 08/27/35 115,928
35,000 International Finance Corp 4 .375 01/15/27 35,233
30,000 International Finance Corp 4 .500 01/21/28 30,508
150,000 International Finance Corp 3 .500 01/22/29 149,419
180,000 Israel Government International Bond 2 .750 07/03/30 167,441
41,000 Israel Government International Bond 5 .625 02/19/35 42,383
280,000 Israel Government International Bond 3 .875 07/03/50 204,416
30,000 Korea International Bond 2 .750 01/19/27 29,731
30,000 Korea International Bond 2 .500 06/19/29 28,791
120,000 Korea International Bond 1 .000 09/16/30 105,484
70,000 Korea International Bond 1 .750 10/15/31 62,293
200,000 Nordic Investment Bank 3 .750 05/09/30 199,672
40,000 Panama Government International Bond 3 .160 01/23/30 37,472

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOVEREIGN DEBT (continued)
$ 10,000 Panama Government International Bond 3 .298% 01/19/33 $ 8,740
80,000 (a) Panama Government International Bond 6 .875 01/31/36 85,916
200,000 Panama Government International Bond 8 .000 03/01/38 231,130
250,000 Panama Government International Bond 4 .500 05/15/47 194,675
90,000 Panama Government International Bond 4 .500 04/16/50 68,413
65,000 Peruvian Government International Bond 3 .000 01/15/34 56,368
85,000 Peruvian Government International Bond 5 .375 02/08/35 86,573
191,000 Peruvian Government International Bond 6 .550 03/14/37 209,852
96,000 Peruvian Government International Bond 5 .625 11/18/50 92,722
20,000 Peruvian Government International Bond 3 .550 03/10/51 13,836
50,000 Peruvian Government International Bond 6 .200 06/30/55 51,110
165,000 Republic of Italy Government International Bond 2 .875 10/17/29 158,583
200,000 Republic of Poland Government International Bond 4 .875 10/04/33 202,020
205,000 Republic of Poland Government International Bond 5 .125 09/18/34 207,934
130,000 Republic of Poland Government International Bond 5 .375 02/12/35 133,580
15,000 Uruguay Government International Bond 4 .375 01/23/31 15,142
114,000 Uruguay Government International Bond 5 .750 10/28/34 120,087
130,000 Uruguay Government International Bond 5 .442 02/14/37 134,108
200,000 Uruguay Government International Bond 4 .125 11/20/45 173,210
TOTAL SOVEREIGN DEBT 10,938,054
TOTAL GOVERNMENT RELATED
(Cost $20,306,292) 19,850,438
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 25.3%
150,000 American Express Credit Account Master Trust 5 .230 09/15/28 151,346
50,000 BA Credit Card Trust 4 .980 11/15/28 50,496
193,920 Bank 2019-BNK19 2 .926 08/15/61 186,482
93,615 BANK 2021-BNK34 1 .935 06/15/63 89,490
100,000 BANK 2021-BNK35 2 .067 06/15/64 94,864
55,000 BANK 2024-BNK48 5 .053 10/15/57 56,015
50,000 (d) BANK 2025-BNK49 5 .623 03/15/58 52,915
43,281 BANK5 2023-5YR4 6 .500 12/15/56 45,540
50,000 (d) BANK5 2024-5YR12 5 .902 12/15/57 52,652
45,000 BANK5 2024-5YR9 5 .614 08/15/57 46,875
50,000 BANK5 Trust 2024-5YR6 6 .225 05/15/57 52,718
357,562 BBCMS Mortgage Trust 2020-C6 2 .690 02/15/53 337,436
100,000 (d) BBCMS Mortgage Trust 2023-C21 6 .000 09/15/56 107,341
100,000 (d) BBCMS Mortgage Trust 2023-C22 6 .804 11/15/56 111,168
100,000 BBCMS Mortgage Trust 2024-C26 5 .829 05/15/57 107,182
50,000 BBCMS Mortgage Trust 2025-5C33 5 .839 03/15/58 52,648
50,000 BBCMS Mortgage Trust 2025-C32 5 .720 02/15/62 53,300
200,000 Benchmark 2021-B24 Mortgage Trust 2 .264 03/15/54 181,609
100,000 Benchmark 2021-B27 Mortgage Trust 2 .703 07/15/54 75,016
100,000 Benchmark 2021-B28 Mortgage Trust 2 .073 08/15/54 91,376
40,000 Benchmark 2024-V10 Mortgage Trust 5 .277 09/15/57 41,234
50,000 (d) Benchmark 2024-V11 Mortgage Trust 5 .909 11/15/57 52,608
35,000 Benchmark 2024-V12 Mortgage Trust 5 .738 12/15/57 36,689
90,000 (d) BMARK 2023-V4 6 .841 11/15/56 95,329
100,000 (d) BMO 2023-5C1 Mortgage Trust 7 .117 08/15/56 105,558
50,000 (d) BMO 2024-5C7 Mortgage Trust 5 .566 11/15/57 51,927
35,000 (d) BMO 2024-C10 Mortgage Trust 5 .478 11/15/57 36,536
90,000 (d) BMO 2024-C8 Mortgage Trust 5 .598 03/15/57 94,528
25,000 (d) BMO 2025-5C9 Mortgage Trust 5 .779 04/15/58 26,213
100,000 BMO Mortgage Trust 5 .180 10/15/58 102,812
50,000 Capital One Multi-Asset Execution Trust 3 .920 09/15/29 50,165
30,000 Capital One Prime Auto Receivables Trust 2024-1 4 .620 07/16/29 30,295
67,768 CarMax Auto Owner Trust 2022-1 1 .700 08/16/27 67,590
50,000 CarMax Auto Owner Trust 2024-4 4 .640 04/15/30 50,882
15,747 (c) Carvana Auto Receivables Trust 2022-N1 4 .130 12/11/28 15,645
50,000 Carvana Auto Receivables Trust 2024-P3 4 .310 09/10/30 50,369

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 100,000 Chase Issuance Trust 4 .160% 07/15/30 $ 100,975
180,000 Citigroup Commercial Mortgage Trust 2016-C1 3 .209 05/10/49 179,494
75,860 CNH Equipment Trust 2023-B 5 .600 02/15/29 77,089
50,000 CNH Equipment Trust 2024-C 4 .120 03/15/32 50,285
100,000 Drive Auto Receivables Trust 2025-2 4 .140 09/15/32 100,263
50,000 Exeter Automobile Receivables Trust 2024-4 5 .290 08/15/30 50,245
127,457 Fannie Mae Pool FN MA2941 3 .500 03/01/32 126,195
41,430 Fannie Mae Pool FN MA3392 3 .500 06/01/33 40,930
86,933 Fannie Mae Pool FN MA3490 4 .000 10/01/33 86,934
35,089 Fannie Mae Pool FN MA3828 3 .000 11/01/34 33,986
71,847 Fannie Mae Pool FN MA3865 3 .000 12/01/34 69,545
599,876 Fannie Mae Pool FN MA3956 3 .000 03/01/35 579,113
85,117 Fannie Mae Pool FN MA3957 3 .500 03/01/35 82,950
410,177 Fannie Mae Pool FN MA4074 2 .000 07/01/35 379,954
825,699 Fannie Mae Pool FN MA4075 2 .500 07/01/35 784,864
638,697 Fannie Mae Pool FN MA4123 2 .000 09/01/35 591,628
360,370 Fannie Mae Pool FN MA4180 2 .500 11/01/35 340,880
281,999 Fannie Mae Pool FN MA4228 1 .500 01/01/36 255,765
377,939 Fannie Mae Pool FN MA4278 1 .500 03/01/36 342,316
401,626 Fannie Mae Pool FN MA4298 2 .500 03/01/36 379,896
112,151 Fannie Mae Pool FN MA4302 1 .500 04/01/36 101,579
46,732 Fannie Mae Pool FN MA4316 2 .500 04/01/36 44,148
121,161 Fannie Mae Pool FN MA4330 2 .500 05/01/36 114,716
232,468 Fannie Mae Pool FN MA4359 1 .500 06/01/36 210,207
49,912 Fannie Mae Pool FN MA4361 2 .500 06/01/36 47,257
454,484 Fannie Mae Pool FN MA4383 2 .000 07/01/36 420,119
118,372 Fannie Mae Pool FN MA4402 1 .500 08/01/36 107,140
215,094 Fannie Mae Pool FN MA4516 2 .000 01/01/37 198,772
178,860 Fannie Mae Pool FN MA4535 1 .500 02/01/37 161,546
852,427 Fannie Mae Pool FN MA4536 2 .000 02/01/37 787,951
261,715 Fannie Mae Pool FN MA4566 1 .500 03/01/37 236,377
167,703 Fannie Mae Pool FN MA4602 2 .000 05/01/37 154,978
75,348 Fannie Mae Pool FN MA4604 3 .000 05/01/37 72,365
227,919 Fannie Mae Pool FN MA4629 3 .000 06/01/37 218,896
66,718 Fannie Mae Pool FN MA5042 4 .500 06/01/38 66,818
86,776 Fannie Mae Pool FN MA3890 3 .000 01/01/40 81,349
762,791 Fannie Mae Pool FN MA5772 5 .500 07/01/40 779,768
592,377 Fannie Mae Pool FN MA4268 2 .000 02/01/41 521,552
100,728 Fannie Mae Pool FN MA4310 1 .500 04/01/41 85,738
452,760 Fannie Mae Pool FN MA4334 2 .500 05/01/41 410,073
68,878 Fannie Mae Pool FN MA4364 2 .000 06/01/41 60,427
62,995 Fannie Mae Pool FN MA4366 2 .500 06/01/41 57,006
197,565 Fannie Mae Pool FN MA4387 2 .000 07/01/41 173,592
258,741 Fannie Mae Pool FN MA4423 2 .500 09/01/41 234,287
658,293 Fannie Mae Pool FN MA3143 3 .000 09/01/47 593,571
377,144 Fannie Mae Pool FN MA3120 3 .500 09/01/47 354,926
41,585 Fannie Mae Pool FN MA3182 3 .500 11/01/47 38,978
135,189 Fannie Mae Pool FN MA3358 4 .500 05/01/48 134,711
1,895,807 Fannie Mae Pool FN FM5665 3 .500 08/01/48 1,789,085
77,841 Fannie Mae Pool FN MA3536 4 .000 12/01/48 75,499
133,727 Fannie Mae Pool FN MA3574 3 .500 01/01/49 125,171
1,273,008 Fannie Mae Pool FN FM5488 4 .000 05/01/49 1,238,390
457,134 Fannie Mae Pool FN MA3692 3 .500 07/01/49 426,165
795,583 Fannie Mae Pool FN MA3774 3 .000 09/01/49 715,273
540,292 Fannie Mae Pool FN MA3905 3 .000 01/01/50 484,915
243,882 Fannie Mae Pool FN MA3991 3 .000 04/01/50 217,674
324,639 Fannie Mae Pool FN MA4019 2 .500 05/01/50 278,681
576,142 Fannie Mae Pool FN MA4077 2 .000 07/01/50 472,665
208,636 Fannie Mae Pool FN MA4078 2 .500 07/01/50 179,195
305,792 Fannie Mae Pool FN MA4079 3 .000 07/01/50 273,876
1,301,665 Fannie Mae Pool FN MA4097 3 .000 08/01/50 1,165,807
310,088 Fannie Mae Pool FN MA4120 2 .500 09/01/50 266,077

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 110,324 Fannie Mae Pool FN MA4121 3 .000% 09/01/50 $ 98,741
655,102 Fannie Mae Pool FN MA4158 2 .000 10/01/50 536,764
255,223 Fannie Mae Pool FN MA4159 2 .500 10/01/50 218,919
1,752,639 Fannie Mae Pool FN MA4182 2 .000 11/01/50 1,435,133
216,693 Fannie Mae Pool FN MA4183 2 .500 11/01/50 185,870
1,600,227 Fannie Mae Pool FN MA4208 2 .000 12/01/50 1,311,160
727,660 Fannie Mae Pool FN MA4254 1 .500 02/01/51 564,041
779,752 Fannie Mae Pool FN MA4255 2 .000 02/01/51 638,084
297,778 Fannie Mae Pool FN MA4304 1 .500 04/01/51 230,996
1,988,897 Fannie Mae Pool FN MA4305 2 .000 04/01/51 1,626,103
71,044 Fannie Mae Pool FN MA4337 4 .000 04/01/51 68,378
1,293,525 Fannie Mae Pool FN MA4325 2 .000 05/01/51 1,057,170
248,592 Fannie Mae Pool FN MA4327 3 .000 05/01/51 221,930
1,539,205 Fannie Mae Pool FN MA4355 2 .000 06/01/51 1,256,993
217,934 Fannie Mae Pool FN MA4356 2 .500 06/01/51 186,637
495,992 Fannie Mae Pool FN MA4357 3 .000 06/01/51 441,143
157,152 Fannie Mae Pool FN MA4377 1 .500 07/01/51 121,781
222,048 Fannie Mae Pool FN MA4378 2 .000 07/01/51 181,266
397,021 Fannie Mae Pool FN MA4397 1 .500 08/01/51 307,660
1,153,513 Fannie Mae Pool FN MA4398 2 .000 08/01/51 941,292
1,391,852 Fannie Mae Pool FN MA4437 2 .000 10/01/51 1,134,484
206,181 Fannie Mae Pool FN MA4438 2 .500 10/01/51 176,411
266,239 Fannie Mae Pool FN MA4439 3 .000 10/01/51 236,878
1,819,338 Fannie Mae Pool FN MA4465 2 .000 11/01/51 1,482,356
217,827 Fannie Mae Pool FN MA4466 2 .500 11/01/51 186,342
1,637,113 Fannie Mae Pool FN MA4492 2 .000 12/01/51 1,333,370
6,284,122 Fannie Mae Pool FN MA4493 2 .500 12/01/51 5,373,837
1,259,599 Fannie Mae Pool FN MA4511 2 .000 01/01/52 1,025,502
712,561 Fannie Mae Pool FN MA4512 2 .500 01/01/52 609,341
375,133 Fannie Mae Pool FN MA4513 3 .000 01/01/52 332,931
228,510 Fannie Mae Pool FN MA4547 2 .000 02/01/52 186,005
1,156,580 Fannie Mae Pool FN MA4549 3 .000 02/01/52 1,027,641
2,587,755 Fannie Mae Pool FN MA4563 2 .500 03/01/52 2,211,284
281,329 Fannie Mae Pool FN MA4564 3 .000 03/01/52 249,929
676,967 Fannie Mae Pool FN MA4565 3 .500 03/01/52 628,467
326,922 Fannie Mae Pool FN MA4577 2 .000 04/01/52 266,009
1,102,440 Fannie Mae Pool FN MA4578 2 .500 04/01/52 941,711
384,706 Fannie Mae Pool FN MA4579 3 .000 04/01/52 341,994
421,430 Fannie Mae Pool FN MA4600 3 .500 05/01/52 390,219
513,403 Fannie Mae Pool FN MA4644 4 .000 05/01/52 491,422
509,150 Fannie Mae Pool FN MA4623 2 .500 06/01/52 434,925
235,810 Fannie Mae Pool FN MA4625 3 .500 06/01/52 218,346
730,631 Fannie Mae Pool FN MA4684 4 .500 06/01/52 718,790
298,791 Fannie Mae Pool FN MA4686 5 .000 06/01/52 299,991
484,588 Fannie Mae Pool FN MA4653 3 .000 07/01/52 430,377
188,198 Fannie Mae Pool FN MA4654 3 .500 07/01/52 174,260
274,388 Fannie Mae Pool FN MA4655 4 .000 07/01/52 262,817
610,475 Fannie Mae Pool FN MA4656 4 .500 07/01/52 600,581
286,631 Fannie Mae Pool FN MA4709 5 .000 07/01/52 287,796
468,457 Fannie Mae Pool FN MA4699 3 .500 08/01/52 433,763
551,766 Fannie Mae Pool FN MA4700 4 .000 08/01/52 528,142
459,384 Fannie Mae Pool FN MA4701 4 .500 08/01/52 451,938
779,946 Fannie Mae Pool FN MA4737 5 .000 08/01/52 783,078
756,392 Fannie Mae Pool FN MA4738 5 .500 08/01/52 769,902
279,355 Fannie Mae Pool FN MA4731 3 .500 09/01/52 258,667
318,716 Fannie Mae Pool FN MA4732 4 .000 09/01/52 304,873
503,265 Fannie Mae Pool FN MA4781 3 .000 10/01/52 446,835
413,371 Fannie Mae Pool FN MA4782 3 .500 10/01/52 382,757
508,292 Fannie Mae Pool FN MA4783 4 .000 10/01/52 486,293
206,286 Fannie Mae Pool FN MA4804 4 .000 11/01/52 198,039
478,076 Fannie Mae Pool FN MA4805 4 .500 11/01/52 470,131
290,327 Fannie Mae Pool FN MA4807 5 .500 11/01/52 296,242

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 455,522 Fannie Mae Pool FN MA4847 6 .000% 11/01/52 $ 469,568
155,592 Fannie Mae Pool FN MA4852 6 .500 11/01/52 161,372
367,554 Fannie Mae Pool FN MA4842 5 .500 12/01/52 374,492
646,741 Fannie Mae Pool FN MA4894 6 .000 01/01/53 665,128
388,446 Fannie Mae Pool FN MA4895 6 .500 01/01/53 401,896
377,774 Fannie Mae Pool FN MA5027 4 .000 05/01/53 361,945
248,855 Fannie Mae Pool FN MA5008 4 .500 05/01/53 244,494
329,316 Fannie Mae Pool FN MA5009 5 .000 05/01/53 330,537
160,079 Fannie Mae Pool FN MA5012 6 .500 05/01/53 165,874
274,969 Fannie Mae Pool FN MA5038 5 .000 06/01/53 275,989
168,499 Fannie Mae Pool FN MA5071 5 .000 07/01/53 169,080
695,863 Fannie Mae Pool FN MA5106 5 .000 08/01/53 697,800
142,815 Fannie Mae Pool FN MA5108 6 .000 08/01/53 146,992
1,062,843 Fannie Mae Pool FN MA5165 5 .500 10/01/53 1,080,315
64,748 Fannie Mae Pool FN MA5166 6 .000 10/01/53 66,590
218,854 Fannie Mae Pool FN MA5190 5 .500 11/01/53 222,452
110,619 Fannie Mae Pool FN MA5192 6 .500 11/01/53 114,569
41,827 Fannie Mae Pool FN MA5193 7 .000 11/01/53 43,727
577,455 Fannie Mae Pool FN MA5216 6 .000 12/01/53 591,963
94,115 Fannie Mae Pool FN MA5217 6 .500 12/01/53 97,373
108,952 Fannie Mae Pool FN MA5218 7 .000 12/01/53 114,031
306,391 Fannie Mae Pool FN MA5263 4 .000 01/01/54 293,082
129,987 Fannie Mae Pool FN MA5247 6 .000 01/01/54 133,233
163,139 Fannie Mae Pool FN MA5271 5 .500 02/01/54 165,597
92,039 Fannie Mae Pool FN MA5273 6 .500 02/01/54 95,273
100,322 Fannie Mae Pool FN MA5295 6 .000 03/01/54 102,876
41,123 Fannie Mae Pool FN MA5298 7 .000 03/01/54 42,991
478,315 Fannie Mae Pool FN MA5326 4 .500 04/01/54 469,033
136,635 Fannie Mae Pool FN MA5329 6 .500 04/01/54 141,446
128,263 Fannie Mae Pool FN MA5342 7 .000 04/01/54 134,160
326,557 Fannie Mae Pool FN MA5353 5 .500 05/01/54 331,328
124,617 Fannie Mae Pool FN MA5388 5 .500 06/01/54 126,425
75,829 Fannie Mae Pool FN MA5389 6 .000 06/01/54 77,697
234,015 Fannie Mae Pool FN MA5390 6 .500 06/01/54 242,128
601,312 Fannie Mae Pool FN MA5419 5 .000 07/01/54 601,614
272,735 Fannie Mae Pool FN MA5421 6 .000 07/01/54 279,177
414,460 Fannie Mae Pool FN MA5444 5 .500 08/01/54 420,411
343,167 Fannie Mae Pool FN MA5445 6 .000 08/01/54 351,369
294,395 Fannie Mae Pool FN MA5446 6 .500 08/01/54 304,586
1,000,430 Fannie Mae Pool FN MA5471 6 .000 09/01/54 1,024,261
86,643 Fannie Mae Pool FN MA5472 6 .500 09/01/54 89,642
99,450 Fannie Mae Pool FN MA5496 5 .000 10/01/54 99,493
131,943 Fannie Mae Pool FN MA5499 6 .500 10/01/54 136,590
200,354 Fannie Mae Pool FN MA5529 4 .500 11/01/54 196,466
574,368 Fannie Mae Pool FN MA5530 5 .000 11/01/54 574,597
597,643 Fannie Mae Pool FN MA5552 5 .000 12/01/54 597,851
995,186 Fannie Mae Pool FN MA5553 5 .500 12/01/54 1,009,460
249,958 Fannie Mae Pool FN MA5675 6 .500 04/01/55 258,612
837,941 Fannie Mae Pool FN MA5700 5 .500 05/01/55 849,959
375,466 Fannie Mae Pool FN MA5701 6 .000 05/01/55 384,336
751,954 Fannie Mae Pool FN MA5761 6 .000 07/01/55 769,718
181,556 Fannie Mae Pool FN MA5762 6 .500 07/01/55 187,841
567,501 Fannie Mae Pool FN MA5792 5 .500 08/01/55 575,640
558,375 Fannie Mae Pool FN MA5793 6 .000 08/01/55 571,566
165,870 Fannie Mae Pool FN MA5795 7 .000 08/01/55 173,511
195,863 Fannie Mae Pool FN MA5821 5 .000 09/01/55 195,917
382,471 Fannie Mae Pool FN MA5822 5 .500 09/01/55 387,956
1,562,655 Fannie Mae Pool FN MA5823 6 .000 09/01/55 1,600,394
219,711 Fannie Mae Pool FN MA5824 6 .500 09/01/55 227,448
90,130 Fannie Mae Pool FN MA5825 7 .000 09/01/55 94,307
870,910 Fannie Mae Pool FN MA5853 5 .500 10/01/55 883,401
368,453 Fannie Mae Pool FN MA5855 6 .500 10/01/55 381,429

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 445,403 Fannie Mae Pool FN MA5878 5 .000% 11/01/55 $ 445,526
154,734 Fannie Mae Pool FN MA5943 4 .500 01/01/56 151,731
298,869 Fannie Mae Pool FN MA5945 5 .500 01/01/56 303,155
1,000,000 Fannie Mae Pool FN MA5971 5 .000 02/01/56 1,000,277
168,000 (d) Fannie Mae-Aces 3 .030 03/25/28 165,627
233,094 (d) Fannie Mae-Aces 3 .353 07/25/28 230,945
50,000 Ford Credit Auto Lease Trust 2024-B 4 .990 12/15/27 50,240
50,000 Ford Credit Auto Lease Trust 2025-B 4 .230 12/15/28 50,330
50,000 Ford Credit Auto Owner Trust 2024-A 5 .010 09/15/29 51,028
598,594 Freddie Mac Multifamily Structured Pass Through Certificates 2 .862 05/25/26 595,936
4,520 Freddie Mac Multifamily Structured Pass Through Certificates 0 .861 06/25/27 4,425
62,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .760 03/25/28 59,579
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .770 05/25/28 95,627
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .819 06/25/28 101,981
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .650 08/25/28 101,760
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 09/25/28 102,136
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .355 01/25/29 103,881
35,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .400 01/25/29 36,413
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .180 03/25/29 103,520
218,970 Freddie Mac Multifamily Structured Pass Through Certificates 2 .701 04/25/29 215,239
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .618 07/25/29 51,041
86,661 Freddie Mac Multifamily Structured Pass Through Certificates 1 .101 08/25/30 81,128
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .400 10/25/30 101,354
89,966 Freddie Mac Multifamily Structured Pass Through Certificates 1 .353 11/25/30 84,946
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 5 .203 02/25/31 52,405
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 1 .647 05/25/31 88,225
100,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .963 05/25/31 103,757
200,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .456 08/25/31 202,834
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .550 01/25/32 101,770
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .800 01/25/32 103,056
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .500 08/25/33 100,912
95,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 5 .150 12/25/33 99,790
50,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .489 09/25/34 50,252
90,000 Freddie Mac Multifamily Structured Pass Through Certificates 4 .760 10/25/34 92,070
100,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .660 12/25/34 101,649
95,510 Freddie Mac Multifamily Structured Pass Through Certificates 2 .007 07/25/35 83,137
200,000 (d) Freddie Mac Multifamily Structured Pass Through Certificates 4 .600 09/25/35 201,437
600,392 Freddie Mac Pool FR SD3574 3 .000 11/01/48 546,520
79,477 Freddie Mac Pool FR SD8071 4 .500 06/01/50 78,623
210,947 Freddie Mac Pool FR SD8161 2 .500 08/01/51 180,450
931,826 Freddie Mac Pool FR SD8178 2 .500 11/01/51 797,140
217,448 Freddie Mac Pool FR SD8195 3 .000 02/01/52 193,207
323,293 Freddie Mac Pool FR SD5345 2 .500 04/01/52 275,705
201,939 Freddie Mac Pool FR SD8428 4 .000 05/01/54 193,004
361,042 Ginnie Mae II Pool G2 MA3663 3 .500 05/20/46 339,450
45,401 Ginnie Mae II Pool G2 MA5264 4 .000 06/20/48 43,685
52,682 Ginnie Mae II Pool G2 MA5398 4 .000 08/20/48 50,660
325,366 Ginnie Mae II Pool G2 MA6038 3 .000 07/20/49 295,360
152,598 Ginnie Mae II Pool G2 MA6283 3 .000 11/20/49 138,175
183,468 Ginnie Mae II Pool G2 MA6284 3 .500 11/20/49 171,073
597,628 Ginnie Mae II Pool G2 MA6338 3 .000 12/20/49 541,339
172,645 Ginnie Mae II Pool G2 MA6340 4 .000 12/20/49 165,446
183,559 Ginnie Mae II Pool G2 MA6410 3 .500 01/20/50 171,106
113,639 Ginnie Mae II Pool G2 MA6542 3 .500 03/20/50 105,965
58,914 Ginnie Mae II Pool G2 MA6600 3 .500 04/20/50 54,899
60,313 Ginnie Mae II Pool G2 MA6820 3 .000 08/20/50 54,574
602,459 Ginnie Mae II Pool G2 MA6864 2 .000 09/20/50 501,954
534,413 Ginnie Mae II Pool G2 MA6865 2 .500 09/20/50 463,673
64,248 Ginnie Mae II Pool G2 MA6931 2 .500 10/20/50 55,813
214,522 Ginnie Mae II Pool G2 MA6995 2 .500 11/20/50 186,059
382,961 Ginnie Mae II Pool G2 MA7051 2 .000 12/20/50 318,731
181,644 Ginnie Mae II Pool G2 MA7054 3 .500 12/20/50 168,984

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 355,944 Ginnie Mae II Pool G2 MA7136 2 .500% 01/20/51 $ 308,718
403,419 Ginnie Mae II Pool G2 MA7312 2 .500 04/20/51 349,662
446,893 Ginnie Mae II Pool G2 MA7367 2 .500 05/20/51 387,497
289,905 Ginnie Mae II Pool G2 MA7419 3 .000 06/20/51 261,957
645,235 Ginnie Mae II Pool G2 MA7472 2 .500 07/20/51 559,261
656,285 Ginnie Mae II Pool G2 MA7533 2 .000 08/20/51 546,198
197,321 Ginnie Mae II Pool G2 MA7534 2 .500 08/20/51 171,019
211,816 Ginnie Mae II Pool G2 MA7589 2 .500 09/20/51 183,581
231,368 Ginnie Mae II Pool G2 MA7648 2 .000 10/20/51 192,557
191,827 Ginnie Mae II Pool G2 MA7650 3 .000 10/20/51 173,350
649,568 Ginnie Mae II Pool G2 MA7704 2 .000 11/20/51 540,604
208,352 Ginnie Mae II Pool G2 MA7705 2 .500 11/20/51 180,578
320,823 Ginnie Mae II Pool G2 MA7767 2 .500 12/20/51 278,055
219,843 Ginnie Mae II Pool G2 MA7768 3 .000 12/20/51 198,883
447,586 Ginnie Mae II Pool G2 MA7826 2 .000 01/20/52 372,505
143,633 Ginnie Mae II Pool G2 MA7827 2 .500 01/20/52 124,486
1,179,716 Ginnie Mae II Pool G2 MA7882 3 .000 02/20/52 1,065,929
174,461 Ginnie Mae II Pool G2 MA7883 3 .500 02/20/52 161,350
1,269,602 Ginnie Mae II Pool G2 MA7935 2 .000 03/20/52 1,056,624
183,816 Ginnie Mae II Pool G2 MA7936 2 .500 03/20/52 159,313
354,321 Ginnie Mae II Pool G2 MA7937 3 .000 03/20/52 320,146
658,404 Ginnie Mae II Pool G2 MA7938 3 .500 03/20/52 611,265
164,756 Ginnie Mae II Pool G2 MA7939 4 .000 03/20/52 157,193
472,329 Ginnie Mae II Pool G2 MA8042 2 .500 05/20/52 409,365
173,652 Ginnie Mae II Pool G2 MA8044 3 .500 05/20/52 161,111
365,209 Ginnie Mae II Pool G2 MA8046 4 .500 05/20/52 359,563
632,615 Ginnie Mae II Pool G2 MA8100 4 .000 06/20/52 603,700
184,377 Ginnie Mae II Pool G2 MA8101 4 .500 06/20/52 181,498
348,706 Ginnie Mae II Pool G2 MA8102 5 .000 06/20/52 351,383
371,443 Ginnie Mae II Pool G2 MA8151 4 .500 07/20/52 365,586
152,916 Ginnie Mae II Pool G2 MA8200 4 .000 08/20/52 145,859
148,635 Ginnie Mae II Pool G2 MA8201 4 .500 08/20/52 146,291
144,525 Ginnie Mae II Pool G2 MA8202 5 .000 08/20/52 145,589
153,821 Ginnie Mae II Pool G2 MA8266 3 .500 09/20/52 142,807
170,127 Ginnie Mae II Pool G2 MA8267 4 .000 09/20/52 162,463
130,904 Ginnie Mae II Pool G2 MA8349 5 .500 10/20/52 133,543
329,569 Ginnie Mae II Pool G2 MA8428 5 .000 11/20/52 331,796
100,746 Ginnie Mae II Pool G2 MA8430 6 .000 11/20/52 103,829
223,240 Ginnie Mae II Pool G2 MA8487 3 .500 12/20/52 206,325
322,154 Ginnie Mae II Pool G2 MA8491 5 .500 12/20/52 328,335
98,622 Ginnie Mae II Pool G2 MA8492 6 .000 12/20/52 101,641
250,952 Ginnie Mae II Pool G2 MA8571 6 .000 01/20/53 258,531
107,759 Ginnie Mae II Pool G2 MA8572 6 .500 01/20/53 111,891
244,707 Ginnie Mae II Pool G2 MA8801 5 .500 04/20/53 249,593
164,710 Ginnie Mae II Pool G2 MA8876 4 .000 05/20/53 156,879
75,061 Ginnie Mae II Pool G2 MA8881 6 .500 05/20/53 77,767
189,166 Ginnie Mae II Pool G2 MA8946 4 .500 06/20/53 185,571
85,365 Ginnie Mae II Pool G2 MA9015 4 .500 07/20/53 83,795
217,948 Ginnie Mae II Pool G2 MA9106 5 .500 08/20/53 222,343
228,855 Ginnie Mae II Pool G2 MA9170 5 .000 09/20/53 229,779
142,511 Ginnie Mae II Pool G2 MA9171 5 .500 09/20/53 144,483
56,491 Ginnie Mae II Pool G2 MA9172 6 .000 09/20/53 58,015
30,784 Ginnie Mae II Pool G2 MA9244 7 .000 10/20/53 31,836
190,264 Ginnie Mae II Pool G2 MA9303 4 .500 11/20/53 186,156
268,974 Ginnie Mae II Pool G2 MA9361 5 .000 12/20/53 269,525
88,851 Ginnie Mae II Pool G2 MA9365 7 .000 12/20/53 92,026
273,139 Ginnie Mae II Pool G2 MA9422 5 .000 01/20/54 274,145
155,172 Ginnie Mae II Pool G2 MA9424 6 .000 01/20/54 159,157
59,451 Ginnie Mae II Pool G2 MA9425 6 .500 01/20/54 61,555
125,352 Ginnie Mae II Pool G2 MA9490 6 .500 02/20/54 129,786
89,933 Ginnie Mae II Pool G2 MA9671 7 .000 05/20/54 92,862
198,348 Ginnie Mae II Pool G2 MA9722 4 .000 06/20/54 188,529

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 79,446 Ginnie Mae II Pool G2 MA9725 5 .500% 06/20/54 $ 80,449
157,895 Ginnie Mae II Pool G2 MA9726 6 .000 06/20/54 161,831
196,652 Ginnie Mae II Pool G2 MA9779 5 .500 07/20/54 199,134
151,377 Ginnie Mae II Pool G2 MA9780 6 .000 07/20/54 155,151
287,365 Ginnie Mae II Pool G2 MA9849 4 .500 08/20/54 280,951
188,387 Ginnie Mae II Pool G2 MA9852 6 .000 08/20/54 193,084
180,759 Ginnie Mae II Pool G2 MA9905 5 .000 09/20/54 180,944
549,506 Ginnie Mae II Pool G2 MA9906 5 .500 09/20/54 557,612
126,326 Ginnie Mae II Pool G2 MA9907 6 .000 09/20/54 129,475
157,400 Ginnie Mae II Pool G2 MA9962 4 .000 10/20/54 149,320
369,659 Ginnie Mae II Pool G2 MA9964 5 .000 10/20/54 370,017
193,482 Ginnie Mae II Pool G2 MA9967 6 .500 10/20/54 200,158
245,050 Ginnie Mae II Pool G2 MB0307 5 .000 04/20/55 245,288
246,648 Ginnie Mae II Pool G2 MB0484 5 .000 07/20/55 246,887
689,201 Ginnie Mae II Pool G2 MB0485 5 .500 07/20/55 697,368
293,802 Ginnie Mae II Pool G2 MB0486 6 .000 07/20/55 301,127
213,362 Ginnie Mae II Pool G2 MB0619 3 .500 09/20/55 195,568
253,254 Ginnie Mae II Pool G2 MB0621 4 .500 09/20/55 247,460
99,298 Ginnie Mae II Pool G2 MB0622 5 .000 09/20/55 99,395
444,736 Ginnie Mae II Pool G2 MB0623 5 .500 09/20/55 449,992
98,671 Ginnie Mae II Pool G2 MB0624 6 .000 09/20/55 101,131
247,660 Ginnie Mae II Pool G2 MB0687 6 .000 10/20/55 253,835
99,211 Ginnie Mae II Pool G2 MB0688 6 .500 10/20/55 102,656
198,990 Ginnie Mae II Pool G2 MB0746 5 .500 11/20/55 201,341
154,725 Ginnie Mae II Pool G2 MB0812 4 .500 12/20/55 151,185
299,350 Ginnie Mae II Pool G2 MB0813 5 .000 12/20/55 299,640
199,591 Ginnie Mae II Pool G2 MB0814 5 .500 12/20/55 202,170
1,000,000 Ginnie Mae II Pool G2 MB0871 5 .000 01/20/56 1,000,971
42,704 GM Financial Consumer Automobile Receivables Trust 2024-2 5 .100 03/16/29 43,073
200,000 GS Mortgage Securities Trust 2019-GC38 3 .968 02/10/52 198,215
50,000 Harley-Davidson Motorcycle Trust 2024-B 4 .310 07/16/29 50,194
40,000 Honda Auto Receivables 2024-2 Owner Trust 5 .210 07/18/30 40,890
50,000 Honda Auto Receivables 2024-3 Owner Trust 4 .570 03/21/29 50,392
72,277 Hyundai Auto Receivables Trust 2023-C 5 .540 10/16/28 72,835
25,000 Mercedes-Benz Auto Receivables Trust 2024-1 4 .790 07/15/31 25,452
50,000 Morgan Stanley BAML Trust 5 .107 11/15/58 51,409
92,646 Morgan Stanley Capital I Trust 2021-L5 1 .518 05/15/54 91,484
50,000 Nissan Auto Lease Trust 2025-A 4 .750 03/15/28 50,606
43,058 Santander Drive Auto Receivables Trust 2024-2 5 .630 11/15/28 43,186
100,000 Synchrony Card Funding LLC 5 .540 07/15/29 100,724
35,000 Toyota Auto Receivables 2024-D Owner Trust 4 .430 04/15/30 35,452
90,000 Verizon Master Trust 5 .210 06/20/29 90,467
50,000 Wells Fargo Commercial Mortgag 5 .203 12/15/58 51,573
245,867 Wells Fargo Commercial Mortgage Trust 2019-C49 3 .760 03/15/52 242,839
50,000 Wells Fargo Commercial Mortgage Trust 2024-5C2 5 .439 11/15/57 51,772
50,000 WF Card Issuance Trust 4 .290 10/15/29 50,434
50,000 World Omni Auto Receivables Trust 2024-C 4 .430 12/17/29 50,318
TOTAL SECURITIZED
(Cost $127,095,639) 120,221,029
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 44.6%
1,700,000 United States Treasury Note/Bond 4 .125 10/31/26 1,705,857
1,600,000 United States Treasury Note/Bond 1 .250 11/30/26 1,569,750
100,000 United States Treasury Note/Bond 1 .250 12/31/26 97,948
1,850,000 United States Treasury Note/Bond 4 .250 12/31/26 1,861,143
1,750,000 United States Treasury Note/Bond 1 .875 02/28/27 1,719,466
500,000 United States Treasury Note/Bond 2 .500 03/31/27 494,043
1,250,000 United States Treasury Note/Bond 2 .750 04/30/27 1,238,037
550,000 United States Treasury Note/Bond 3 .750 04/30/27 551,418
200,000 United States Treasury Note/Bond 4 .500 05/15/27 202,367

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 2,000,000 United States Treasury Note/Bond 2 .625% 05/31/27 $ 1,976,250
900,000 United States Treasury Note/Bond 0 .500 06/30/27 862,840
2,500,000 United States Treasury Note/Bond 3 .250 06/30/27 2,490,430
1,000,000 United States Treasury Note/Bond 2 .750 07/31/27 988,711
500,000 United States Treasury Note/Bond 3 .875 07/31/27 502,441
2,186,000 United States Treasury Note/Bond 2 .250 08/15/27 2,144,500
100,000 United States Treasury Note/Bond 4 .125 09/30/27 100,941
500,000 United States Treasury Note/Bond 3 .500 10/31/27 499,648
1,600,000 United States Treasury Note/Bond 4 .125 10/31/27 1,615,563
888,000 United States Treasury Note/Bond 2 .250 11/15/27 868,332
300,000 United States Treasury Note/Bond 4 .125 11/15/27 302,988
320,000 United States Treasury Note/Bond 0 .625 11/30/27 303,700
1,600,000 United States Treasury Note/Bond 3 .875 11/30/27 1,609,438
3,798,000 United States Treasury Note/Bond 3 .875 12/31/27 3,821,441
1,500,000 United States Treasury Note/Bond 3 .500 01/31/28 1,499,004
2,344,000 United States Treasury Note/Bond 2 .750 02/15/28 2,307,558
1,200,000 United States Treasury Note/Bond 4 .000 02/29/28 1,210,734
3,200,000 United States Treasury Note/Bond 3 .625 03/31/28 3,205,000
2,000,000 United States Treasury Note/Bond 3 .500 04/30/28 1,997,344
1,100,000 United States Treasury Note/Bond 3 .625 05/31/28 1,101,504
1,900,000 United States Treasury Note/Bond 4 .000 06/30/28 1,919,223
2,450,000 United States Treasury Note/Bond 4 .125 07/31/28 2,482,348
400,000 United States Treasury Note/Bond 3 .375 09/15/28 397,891
3,700,000 United States Treasury Note/Bond 4 .625 09/30/28 3,796,836
650,000 United States Treasury Note/Bond 1 .375 10/31/28 612,625
2,000,000 United States Treasury Note/Bond 4 .875 10/31/28 2,066,094
2,550,000 United States Treasury Note/Bond 4 .375 11/30/28 2,602,295
4,750,000 United States Treasury Note/Bond 3 .750 12/31/28 4,768,926
300,000 United States Treasury Note/Bond 1 .750 01/31/29 284,238
2,850,000 United States Treasury Note/Bond 4 .000 01/31/29 2,881,172
3,850,000 United States Treasury Note/Bond 4 .250 02/28/29 3,919,781
2,650,000 United States Treasury Note/Bond 4 .125 03/31/29 2,688,715
800,000 United States Treasury Note/Bond 4 .625 04/30/29 823,875
1,470,000 United States Treasury Note/Bond 2 .375 05/15/29 1,412,578
2,200,000 United States Treasury Note/Bond 4 .500 05/31/29 2,257,922
3,650,000 United States Treasury Note/Bond 4 .250 06/30/29 3,718,580
2,950,000 United States Treasury Note/Bond 4 .000 07/31/29 2,982,266
514,000 United States Treasury Note/Bond 1 .625 08/15/29 479,707
4,600,000 United States Treasury Note/Bond 3 .625 08/31/29 4,591,375
3,600,000 United States Treasury Note/Bond 3 .500 09/30/29 3,577,078
5,050,000 United States Treasury Note/Bond 4 .125 10/31/29 5,124,961
1,800,000 United States Treasury Note/Bond 4 .125 11/30/29 1,826,719
500,000 United States Treasury Note/Bond 3 .875 12/31/29 502,949
750,000 United States Treasury Note/Bond 4 .375 12/31/29 767,871
3,050,000 United States Treasury Note/Bond 4 .250 01/31/30 3,109,570
1,300,000 United States Treasury Note/Bond 4 .000 03/31/30 1,312,949
3,450,000 United States Treasury Note/Bond 3 .875 04/30/30 3,467,250
100,000 United States Treasury Note/Bond 0 .625 05/15/30 87,742
1,550,000 United States Treasury Note/Bond 4 .000 05/31/30 1,565,318
2,300,000 United States Treasury Note/Bond 3 .875 06/30/30 2,310,871
4,700,000 United States Treasury Note/Bond 3 .875 07/31/30 4,721,664
2,000,000 United States Treasury Note/Bond 3 .625 08/31/30 1,987,344
7,900,000 United States Treasury Note/Bond 3 .625 09/30/30 7,846,922
4,700,000 United States Treasury Note/Bond 3 .625 10/31/30 4,666,586
3,500,000 United States Treasury Note/Bond 3 .500 11/30/30 3,454,883
150,000 United States Treasury Note/Bond 4 .000 01/31/31 151,254
750,000 United States Treasury Note/Bond 4 .625 05/31/31 777,803
100,000 United States Treasury Note/Bond 4 .125 10/31/31 101,125
700,000 United States Treasury Note/Bond 4 .125 11/30/31 707,629
250,000 United States Treasury Note/Bond 4 .500 12/31/31 257,607
1,000,000 United States Treasury Note/Bond 1 .875 02/15/32 889,609
500,000 United States Treasury Note/Bond 4 .125 02/29/32 504,863

Portfolio of Investments January 31, 2026
(continued)
NUBD

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 3,050,000 United States Treasury Note/Bond 2 .875% 05/15/32 $ 2,865,928
1,150,000 United States Treasury Note/Bond 2 .750 08/15/32 1,068,287
750,000 United States Treasury Note/Bond 3 .875 08/31/32 744,785
1,150,000 United States Treasury Note/Bond 4 .125 11/15/32 1,157,682
700,000 United States Treasury Note/Bond 3 .500 02/15/33 677,086
800,000 United States Treasury Note/Bond 3 .375 05/15/33 765,625
1,300,000 United States Treasury Note/Bond 3 .875 08/15/33 1,282,887
1,750,000 United States Treasury Note/Bond 4 .500 11/15/33 1,796,758
1,650,000 United States Treasury Note/Bond 4 .000 02/15/34 1,636,336
2,500,000 United States Treasury Note/Bond 4 .375 05/15/34 2,540,625
750,000 United States Treasury Note/Bond 3 .875 08/15/34 734,443
2,000,000 United States Treasury Note/Bond 4 .250 11/15/34 2,009,219
450,000 United States Treasury Note/Bond 4 .625 02/15/35 464,168
2,950,000 United States Treasury Note/Bond 4 .250 05/15/35 2,956,453
3,950,000 United States Treasury Note/Bond 4 .250 08/15/35 3,953,703
1,700,000 United States Treasury Note/Bond 4 .000 11/15/35 1,665,203
200,000 United States Treasury Note/Bond 1 .125 08/15/40 125,102
1,300,000 United States Treasury Note/Bond 1 .875 02/15/41 905,023
500,000 United States Treasury Note/Bond 2 .250 05/15/41 366,563
1,050,000 United States Treasury Note/Bond 1 .750 08/15/41 706,166
198,000 United States Treasury Note/Bond 2 .000 11/15/41 137,734
1,400,000 United States Treasury Note/Bond 2 .375 02/15/42 1,026,867
3,900,000 United States Treasury Note/Bond 3 .250 05/15/42 3,239,895
1,964,000 United States Treasury Note/Bond 2 .750 08/15/42 1,512,127
500,000 United States Treasury Note/Bond 3 .375 08/15/42 421,211
135,000 United States Treasury Note/Bond 2 .750 11/15/42 103,396
498,000 United States Treasury Note/Bond 4 .000 11/15/42 454,503
600,000 United States Treasury Note/Bond 3 .875 05/15/43 536,414
950,000 United States Treasury Note/Bond 4 .375 08/15/43 904,281
2,340,000 United States Treasury Note/Bond 4 .750 11/15/43 2,330,494
1,350,000 United States Treasury Note/Bond 4 .500 02/15/44 1,301,326
900,000 United States Treasury Note/Bond 4 .625 05/15/44 880,207
100,000 United States Treasury Note/Bond 4 .125 08/15/44 91,445
400,000 United States Treasury Note/Bond 4 .625 11/15/44 390,281
200,000 United States Treasury Note/Bond 4 .750 02/15/45 198,141
1,900,000 United States Treasury Note/Bond 5 .000 05/15/45 1,941,562
2,400,000 United States Treasury Note/Bond 4 .750 08/15/45 2,413,875
2,500,000 United States Treasury Note/Bond 4 .625 11/15/45 2,431,641
4,221,000 United States Treasury Note/Bond 2 .750 08/15/47 3,007,462
1,850,000 United States Treasury Note/Bond 1 .250 05/15/50 883,230
700,000 United States Treasury Note/Bond 1 .375 08/15/50 343,301
200,000 United States Treasury Note/Bond 1 .625 11/15/50 104,617
3,800,000 United States Treasury Note/Bond 1 .875 02/15/51 2,116,719
1,100,000 United States Treasury Note/Bond 2 .375 05/15/51 690,594
160,000 United States Treasury Note/Bond 1 .875 11/15/51 88,100
1,300,000 United States Treasury Note/Bond 2 .250 02/15/52 785,535
1,350,000 United States Treasury Note/Bond 2 .875 05/15/52 939,199
550,000 United States Treasury Note/Bond 3 .000 08/15/52 392,133
949,000 United States Treasury Note/Bond 4 .000 11/15/52 819,291
550,000 United States Treasury Note/Bond 3 .625 02/15/53 443,115
1,210,000 United States Treasury Note/Bond 3 .625 05/15/53 974,003
1,590,000 United States Treasury Note/Bond 4 .125 08/15/53 1,400,815
1,200,000 United States Treasury Note/Bond 4 .750 11/15/53 1,172,203
1,500,000 United States Treasury Note/Bond 4 .250 02/15/54 1,349,355
875,000 United States Treasury Note/Bond 4 .625 05/15/54 838,086
1,350,000 United States Treasury Note/Bond 4 .250 08/15/54 1,214,314
1,450,000 United States Treasury Note/Bond 4 .500 11/15/54 1,360,338
350,000 United States Treasury Note/Bond 4 .625 02/15/55 335,289
1,550,000 United States Treasury Note/Bond 4 .750 05/15/55 1,515,367
2,100,000 United States Treasury Note/Bond 4 .750 08/15/55 2,053,734
1,850,000 United States Treasury Note/Bond 4 .625 11/15/55 1,773,109
300,000 United States Treasury Note/Bond 3 .375 12/31/27 299,133

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY (continued)
$ 200,000 United States Treasury Note/Bond 3 .500% 12/15/28 $ 199,453
3,850,000 United States Treasury Note/Bond 3 .625 12/31/30 3,819,621
650,000 United States Treasury Note/Bond 3 .750 01/31/31 648,375
TOTAL U.S. TREASURY
(Cost $220,976,104) 211,559,343
TOTAL LONG-TERM INVESTMENTS
(Cost $487,992,412) 468,308,504
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,289,937 (e) State Street Navigator Securities Lending Government Money
Market Portfolio
3.710 (f) $ 1,289,937
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,289,937) 1,289,937
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
CORPORATE DEBT - 0.0%
INDUSTRIAL - 0.0%
10,000 Enbridge Inc 4 .250 12/01/26 10,016
TOTAL INDUSTRIAL 10,016
TOTAL CORPORATE DEBT
(Cost $10,012) 10,016
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,012) 10,016
TOTAL INVESTMENTS - 99.0%
(Cost $489,292,361) 469,608,457
OTHER ASSETS & LIABILITIES, NET - 1.0% 4,749,618
NET ASSETS - 100% $ 474,358,075
S&P Standard & Poor's
(a) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,248,938.
(b) When-issued or delayed delivery security.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $775,821 or 0.2% of Total Investments.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) The Fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a value, at the inception of each loan, equal to not less than 100% of the value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(f) The rate shown is the one-day yield as of the end of the reporting period.

Portfolio of Investments January 31, 2026
NHYB
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.8%
CORPORATE DEBT - 97.4%
FINANCIALS - 11.4%
$ 694,000 (a) Acrisure LLC / Acrisure Finance Inc 4.250% 02/15/29 $ 672,271
1,410,000 (a) Acrisure LLC / Acrisure Finance Inc 7.500 11/06/30 1,459,761
767,000 (a) Acrisure LLC / Acrisure Finance Inc 6.750 07/01/32 786,330
633,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.250 10/15/27 625,182
1,143,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.750 04/15/28 1,161,911
2,124,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.000 01/15/31 2,202,072
1,284,000 (a) Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.500 10/01/31 1,319,759
750,000 Ally Financial Inc 6.700 02/14/33 781,829
609,000 Ally Financial Inc 6.646 01/17/40 608,799
801,000 American National Group Inc 7.000 12/01/55 808,938
725,000 (a) AmWINS Group Inc 6.375 02/15/29 743,909
1,118,000 (a) AmWINS Group Inc 4.875 06/30/29 1,103,067
660,000 (a) APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC /
APH3 Somerset Inves
7.875 11/01/29 670,012
640,000 (a) Apollo Commercial Real Estate Finance Inc 4.625 06/15/29 637,663
593,000 (a) Arbor Realty SR Inc 7.875 07/15/30 543,987
1,667,000 (a) Ardonagh Finco Ltd 7.750 02/15/31 1,723,308
791,000 (a) Aretec Group Inc 10.000 08/15/30 852,057
830,000 Assurant Inc 7.000 03/27/48 854,582
195,000 (a) ASURION LLC/ASURION CO 8.375 02/01/34 197,137
4,075,000 (a) Asurion, LLC 8.000 12/31/32 4,257,578
565,000 (a) Atlanticus Holdings Corp 9.750 09/01/30 538,566
460,000 (a) Azorra Finance Ltd 7.750 04/15/30 484,099
631,000 (a) Azorra Finance Ltd 7.250 01/15/31 660,871
931,000 (a) Baldwin Insurance Group Holdings LLC / Baldwin Insurance
Group Holdings Finance
7.125 05/15/31 957,370
537,000 BlackRock TCP Capital Corp 6.950 05/30/29 531,867
452,000 (a) Blackstone Mortgage Trust Inc 3.750 01/15/27 446,014
501,000 (a) Blackstone Mortgage Trust Inc 7.750 11/30/29 537,032
452,000 Brandywine Operating Partnership LP 3.950 11/15/27 443,227
643,000 Brandywine Operating Partnership LP 8.300 03/15/28 679,553
686,000 Brandywine Operating Partnership LP 8.875 04/12/29 737,061
497,000 Brandywine Operating Partnership LP 4.550 10/01/29 473,016
392,000 Brandywine Operating Partnership LP 6.125 01/15/31 379,807
461,000 (a) Bread Financial Holdings Inc 8.375 06/15/35 473,167
556,000 (a) Brookfield Property REIT Inc / BPR Cumulus LLC / BPR Nimbus
LLC / GGSI Sellco LL
4.500 04/01/27 548,983
485,000 (a) Burford Capital Global Finance LLC 6.250 04/15/28 484,062
365,000 (a) Burford Capital Global Finance LLC 6.875 04/15/30 356,928
1,071,000 (a) Burford Capital Global Finance LLC 9.250 07/01/31 1,102,340
470,000 (a) Burford Capital Global Finance LLC 7.500 07/15/33 453,755
1,238,000 (a) Coinbase Global Inc 3.375 10/01/28 1,182,032
1,071,000 (a) Coinbase Global Inc 3.625 10/01/31 946,192
867,000 (a) Credit Acceptance Corp 9.250 12/15/28 908,504
512,000 (a) Credit Acceptance Corp 6.625 03/15/30 512,502
850,000 (a) CrossCountry Intermediate HoldCo LLC 6.500 10/01/30 862,741
500,000 (a) CrossCountry Intermediate HoldCo LLC 6.750 12/01/32 504,111
499,000 (a) Diversified Healthcare Trust 7.250 10/15/30 513,945
546,000 Diversified Healthcare Trust 4.375 03/01/31 487,174
1,260,000 (a) Dresdner Funding Trust I 8.151 06/30/31 1,385,147
488,000 (a) EF Holdco / EF Cayman Hold / Ellington Fin REIT Cayman/TRS /
EF Cayman Non-MTM
7.375 09/30/30 493,217
817,000 (a) Encore Capital Group Inc 9.250 04/01/29 856,597
559,000 (a) Encore Capital Group Inc 8.500 05/15/30 599,307
586,000 (a) Encore Capital Group Inc 6.625 04/15/31 590,975
982,000 (a) Enova International Inc 11.250 12/15/28 1,039,637
639,000 (a) Enova International Inc 9.125 08/01/29 676,114
469,000 Fidelis Insurance Holdings Ltd 7.750 06/15/55 506,870
500,000 (a) FirstCash Inc 4.625 09/01/28 496,345

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 298,000 (a) FirstCash Inc 5.625% 01/01/30 $ 299,392
787,000 (a) FirstCash Inc 6.875 03/01/32 818,088
548,000 (a) Five Point Operating Co LP 8.000 10/01/30 569,562
1,229,000 (a) Focus Financial Partners LLC 6.750 09/15/31 1,258,164
478,000 (a) Freedom Mortgage Corp 12.250 10/01/30 526,937
1,399,000 (a) Freedom Mortgage Holdings LLC 9.250 02/01/29 1,464,578
1,000,000 (a) Freedom Mortgage Holdings LLC 6.875 05/01/31 992,374
1,580,000 (a) Freedom Mortgage Holdings LLC 9.125 05/15/31 1,670,483
579,000 (a) Freedom Mortgage Holdings LLC 8.375 04/01/32 605,680
470,000 (a) Freedom Mortgage Holdings LLC 7.875 04/01/33 479,417
790,000 (a) FTAI Aviation Investors LLC 5.500 05/01/28 790,759
998,000 (a) FTAI Aviation Investors LLC 7.875 12/01/30 1,058,184
971,000 (a) FTAI Aviation Investors LLC 7.000 06/15/32 1,021,916
605,000 (a) FTAI Aviation Investors LLC 5.875 04/15/33 613,396
633,000 (a) FTAI Aviation Ltd 7.000 05/01/31 666,022
854,000 (a) Genesee & Wyoming Inc 6.250 04/15/32 879,167
385,000 (a) GFL Environmental Holdings US Inc 5.500 02/01/34 385,886
231,000 (a) GGAM Finance Ltd 8.000 02/15/27 234,680
479,000 (a) GGAM Finance Ltd 8.000 06/15/28 504,342
700,000 (a) GGAM Finance Ltd 6.875 04/15/29 724,210
481,000 (a) GGAM Finance Ltd 5.875 03/15/30 488,359
3,273,000 (a) Global Aircraft Leasing Co Ltd 8.750 09/01/27 3,387,984
726,000 (a) Global Atlantic Fin Co 7.950 10/15/54 750,415
443,000 (a) Global Atlantic Fin Co 7.250 03/01/56 446,633
1,423,000 (a) goeasy Ltd 9.250 12/01/28 1,462,966
479,000 (a) goeasy Ltd 7.625 07/01/29 474,294
381,000 (a) goeasy Ltd 6.875 05/15/30 362,356
371,000 (a) goeasy Ltd 7.375 10/01/30 357,954
355,000 (a) goeasy Ltd 6.875 02/15/31 333,687
582,000 (a) Greystar Real Estate Partners LLC 7.750 09/01/30 614,238
303,000 HA Sustainable Infrastructure Capital Inc 8.000 06/01/56 317,847
711,000 (a) Howard Hughes Corp/The 5.375 08/01/28 710,848
692,000 (a) Howard Hughes Corp/The 4.375 02/01/31 655,359
1,633,000 (a) Howden UK Refinance PLC / Howden UK Refinance 2 PLC /
Howden US Refinance LLC
7.250 02/15/31 1,688,965
981,000 (a) HUB International Ltd 5.625 12/01/29 979,971
3,045,000 (a) HUB International Ltd 7.250 06/15/30 3,177,013
2,829,000 (a) HUB International Ltd 7.375 01/31/32 2,963,395
470,000 Hudson Pacific Properties LP 3.950 11/01/27 451,796
391,000 Hudson Pacific Properties LP 5.950 02/15/28 384,360
697,000 Hudson Pacific Properties LP 4.650 04/01/29 638,854
423,000 Hudson Pacific Properties LP 3.250 01/15/30 358,874
774,000 (a) Hunt Cos Inc 5.250 04/15/29 755,521
1,525,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 5.250 05/15/27 1,508,664
1,363,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.750 01/15/29 1,371,305
690,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375 02/01/29 609,058
1,089,000 (a) Icahn Enterprises LP / Icahn Enterprises Finance Corp 10.000 11/15/29 1,099,221
745,000 Icahn Enterprises LP / Icahn Enterprises Finance Corp 9.000 06/15/30 726,939
958,000 (a) Jane Street Group / JSG Finance Inc 4.500 11/15/29 943,157
1,498,000 (a) Jane Street Group / JSG Finance Inc 7.125 04/30/31 1,575,017
2,375,000 (a) Jane Street Group / JSG Finance Inc 6.125 11/01/32 2,418,954
2,390,000 (a) Jane Street Group / JSG Finance Inc 6.750 05/01/33 2,485,932
1,057,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 5.000 08/15/28 1,024,841
810,000 (a) Jefferies Finance LLC / JFIN Co-Issuer Corp 6.625 10/15/31 802,661
423,000 (a) Jefferson Capital Holdings LLC 9.500 02/15/29 443,843
735,000 (a) Jefferson Capital Holdings LLC 8.250 05/15/30 774,426
608,000 (a) Jones Deslauriers Insurance Management Inc 8.500 03/15/30 635,721
616,000 Kennedy-Wilson Inc 4.750 03/01/29 602,789
716,000 Kennedy-Wilson Inc 4.750 02/01/30 688,148
740,000 Kennedy-Wilson Inc 5.000 03/01/31 710,777
430,000 (a) LFS Topco LLC 8.750 07/15/30 432,106
484,000 (a) Liberty Mutual Group Inc 7.800 03/15/37 554,915

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 499,000 (a) Liberty Mutual Group Inc 4.125% 12/15/51 $ 493,845
1,141,000 (a) Liberty Mutual Group Inc 4.300 02/01/61 762,377
878,000 (a) Molina Healthcare Inc 4.375 06/15/28 862,397
785,000 (a) Molina Healthcare Inc 3.875 11/15/30 724,063
495,000 (a) Molina Healthcare Inc 6.500 02/15/31 507,300
848,000 (a) Molina Healthcare Inc 3.875 05/15/32 763,074
1,051,000 (a) Molina Healthcare Inc 6.250 01/15/33 1,058,415
1,827,000 (a) MPT Operating Partnership LP / MPT Finance Corp 8.500 02/15/32 1,957,369
565,000 (a) Nassau Cos of New York/The 7.875 07/15/30 538,537
358,000 Navient Corp 5.000 03/15/27 355,709
1,746,000 Navient Corp 4.875 03/15/28 1,711,529
605,000 Navient Corp 5.500 03/15/29 591,751
410,000 Navient Corp 9.375 07/25/30 441,547
267,000 Navient Corp 11.500 03/15/31 290,435
600,000 Navient Corp 7.875 06/15/32 605,593
811,000 Navient Corp 5.625 08/01/33 707,653
611,000 OneMain Finance Corp 3.500 01/15/27 603,382
677,000 OneMain Finance Corp 6.625 01/15/28 694,764
562,000 OneMain Finance Corp 3.875 09/15/28 546,547
994,000 OneMain Finance Corp 6.625 05/15/29 1,024,592
2,380,000 OneMain Finance Corp 5.375 11/15/29 2,373,730
741,000 OneMain Finance Corp 7.875 03/15/30 781,653
766,000 OneMain Finance Corp 6.125 05/15/30 780,857
959,000 OneMain Finance Corp 4.000 09/15/30 899,473
908,000 OneMain Finance Corp 7.500 05/15/31 951,895
1,039,000 OneMain Finance Corp 7.125 11/15/31 1,076,641
745,000 OneMain Finance Corp 6.750 03/15/32 761,424
931,000 OneMain Finance Corp 7.125 09/15/32 964,145
878,000 OneMain Finance Corp 6.500 03/15/33 882,499
335,000 OneMain Finance Corp 6.750 09/15/33 338,713
638,000 (a) Osaic Holdings Inc 6.750 08/01/32 661,202
541,000 (a) Oxford Finance LLC / Oxford Finance Co-Issuer II Inc 6.375 02/01/27 540,391
3,639,000 (a) Panther Escrow Issuer LLC 7.125 06/01/31 3,747,901
479,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
5.875 10/01/28 479,005
806,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
4.875 05/15/29 788,476
1,128,000 (a) Park Intermediate Holdings LLC / PK Domestic Property LLC / PK
Finance Co-Issuer
7.000 02/01/30 1,162,143
489,000 (a) Pebblebrook Hotel LP / PEB Finance Corp 6.375 10/15/29 499,931
600,000 (a) PennyMac Financial Services Inc 4.250 02/15/29 577,383
674,000 (a) PennyMac Financial Services Inc 7.875 12/15/29 709,941
668,000 (a) PennyMac Financial Services Inc 7.125 11/15/30 689,641
1,213,000 (a) PennyMac Financial Services Inc 5.750 09/15/31 1,197,911
1,190,000 (a) PennyMac Financial Services Inc 6.875 05/15/32 1,216,131
855,000 (a) PennyMac Financial Services Inc 6.875 02/15/33 872,109
728,000 (a) PennyMac Financial Services Inc 6.750 02/15/34 734,650
721,000 (a) Phoenix Aviation Capital Ltd 9.250 07/15/30 755,626
578,000 (a) Planet Financial Group LLC 10.500 12/15/29 600,534
531,000 Popular Inc 7.250 03/13/28 556,071
529,000 (a) PRA Group Inc 8.375 02/01/28 534,444
300,000 (a) PRA Group Inc 5.000 10/01/29 274,837
726,000 (a) PRA Group Inc 8.875 01/31/30 730,922
548,000 (a) PROG Holdings Inc 6.000 11/15/29 542,383
348,000 Prospect Capital Corp 3.437 10/15/28 309,453
438,000 (a) Provident Funding Associates LP / PFG Finance Corp 9.750 09/15/29 459,418
400,000 (a) Rfna LP 7.875 02/15/30 402,932
648,000 RHP Hotel Properties LP / RHP Finance Corp 4.750 10/15/27 647,485
325,000 (a) RHP Hotel Properties LP / RHP Finance Corp 7.250 07/15/28 334,613
969,000 (a) RHP Hotel Properties LP / RHP Finance Corp 4.500 02/15/29 954,972
1,316,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 04/01/32 1,360,943
752,000 (a) RHP Hotel Properties LP / RHP Finance Corp 6.500 06/15/33 779,517

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FINANCIALS (continued)
$ 990,000 (a) Rithm Capital Corp 8.000% 04/01/29 $ 1,011,421
572,000 (a) Rithm Capital Corp 8.000 07/15/30 584,887
691,000 (a) RLJ Lodging Trust LP 4.000 09/15/29 655,731
585,000 (a) Rocket Cos Inc 6.500 08/01/29 601,743
2,704,000 (a) Rocket Cos Inc 6.125 08/01/30 2,768,380
961,000 (a) Rocket Cos Inc 7.125 02/01/32 1,004,233
2,346,000 (a) Rocket Cos Inc 6.375 08/01/33 2,433,884
664,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625 03/01/29 641,333
2,345,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.875 03/01/31 2,201,297
935,000 (a) Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 4.000 10/15/33 858,544
436,000 (a) Ryan Specialty LLC 4.375 02/01/30 424,763
1,629,000 (a) Ryan Specialty LLC 5.875 08/01/32 1,656,064
393,000 Service Properties Trust 5.500 12/15/27 389,914
716,000 Service Properties Trust 8.375 06/15/29 724,581
1,135,000 (a) Service Properties Trust 8.625 11/15/31 1,192,068
1,022,000 Service Properties Trust 8.875 06/15/32 1,014,411
624,000 SLM Corp 6.500 01/31/30 643,881
1,004,000 (a) Starwood Property Trust Inc 5.250 10/15/28 1,009,268
641,000 (a) Starwood Property Trust Inc 7.250 04/01/29 676,013
587,000 (a) Starwood Property Trust Inc 6.000 04/15/30 603,353
578,000 (a) Starwood Property Trust Inc 6.500 07/01/30 601,909
677,000 (a) Starwood Property Trust Inc 6.500 10/15/30 705,054
606,000 (a) Starwood Property Trust Inc 5.750 01/15/31 613,616
304,000 (a) STONEBRIAR ABF LLC 8.125 12/15/30 315,807
796,000 (a) Stonex Escrow Issuer LLC 6.875 07/15/32 821,232
657,000 (a) StoneX Group Inc 7.875 03/01/31 698,971
864,000 Synchrony Financial 7.250 02/02/33 917,635
335,000 (a) TrueNoord Capital DAC 8.750 03/01/30 353,336
419,000 (a) United Wholesale Mortgage LLC 5.750 06/15/27 419,338
674,000 (a) United Wholesale Mortgage LLC 5.500 04/15/29 665,915
763,000 (a) UWM Holdings LLC 6.625 02/01/30 769,588
1,182,000 (a) UWM Holdings LLC 6.250 03/15/31 1,174,533
677,000 (a) VFH Parent LLC / Valor Co-Issuer Inc 7.500 06/15/31 709,220
512,000 Vornado Realty LP 3.400 06/01/31 467,078
320,000 (a) Walker & Dunlop Inc 6.625 04/01/33 328,027
511,000 (a),(b) Wilton RE Ltd 6.000 N/A 507,956
569,000 (a) XHR LP 4.875 06/01/29 560,916
543,000 (a) XHR LP 6.625 05/15/30 560,784
TOTAL FINANCIALS 182,052,238
INDUSTRIAL - 81.7%
1,455,000 (a) 1011778 BC ULC / New Red Finance Inc 3.875 01/15/28 1,433,294
651,000 (a) 1011778 BC ULC / New Red Finance Inc 4.375 01/15/28 647,153
874,000 (a) 1011778 BC ULC / New Red Finance Inc 3.500 02/15/29 842,295
1,383,000 (a) 1011778 BC ULC / New Red Finance Inc 6.125 06/15/29 1,417,806
1,270,000 (a) 1011778 BC ULC / New Red Finance Inc 5.625 09/15/29 1,291,491
3,873,000 (a) 1011778 BC ULC / New Red Finance Inc 4.000 10/15/30 3,695,331
6,860,000 (a) 1261229 BC Ltd 10.000 04/15/32 7,040,123
1,065,000 (a) AAR Escrow Issuer LLC 6.750 03/15/29 1,102,266
406,000 (a) Academy Ltd 6.000 11/15/27 406,620
558,000 (a) Acadia Healthcare Co Inc 5.500 07/01/28 551,369
855,000 (a) Acadia Healthcare Co Inc 5.000 04/15/29 820,853
684,000 (a) Acadia Healthcare Co Inc 7.375 03/15/33 675,652
666,000 (a) ACCO Brands Corp 4.250 03/15/29 616,628
618,000 (a) Acushnet Co 5.625 12/01/33 623,809
619,000 (a) Adams Homes Inc 9.250 10/15/28 645,622
370,000 (a) AdaptHealth LLC 6.125 08/01/28 371,352
620,000 (a) AdaptHealth LLC 4.625 08/01/29 598,839
765,000 (a) AdaptHealth LLC 5.125 03/01/30 742,895
230,000 (a) Adient Global Holdings Ltd 7.000 04/15/28 235,229
919,000 (a) Adient Global Holdings Ltd 8.250 04/15/31 962,909
1,043,000 (a) Adient Global Holdings Ltd 7.500 02/15/33 1,082,994
1,015,000 (a) ADT Security Corp/The 4.125 08/01/29 988,897

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,380,000 (a) ADT Security Corp/The 4.875% 07/15/32 $ 1,336,342
931,000 (a) ADT Security Corp/The 5.875 10/15/33 943,801
479,000 (a) Adtalem Global Education Inc 5.500 03/01/28 477,748
368,000 Advance Auto Parts Inc 1.750 10/01/27 349,882
341,000 Advance Auto Parts Inc 5.950 03/09/28 349,060
412,000 Advance Auto Parts Inc 3.900 04/15/30 380,731
1,239,000 (a) Advance Auto Parts Inc 7.000 08/01/30 1,260,007
544,000 Advance Auto Parts Inc 3.500 03/15/32 470,083
1,263,000 (a) Advance Auto Parts Inc 7.375 08/01/33 1,281,945
405,000 (a) Advanced Drainage Systems Inc 5.000 09/30/27 404,477
627,000 (a) Advanced Drainage Systems Inc 6.375 06/15/30 641,065
575,000 (a) Advantage Sales & Marketing Inc 6.500 11/15/28 487,600
1,852,000 (a) AECOM 6.000 08/01/33 1,897,183
1,583,000 (a) Aethon United BR LP / Aethon United Finance Corp 7.500 10/01/29 1,665,785
275,000 (a) Africell Holding Ltd 10.500 10/23/29 275,015
250,000 (a) Ahlstrom Holding 3 Oy 4.875 02/04/28 247,181
498,000 (a) AHP Health Partners Inc 5.750 07/15/29 485,528
626,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.625 01/15/27 625,533
1,820,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.875 02/15/28 1,820,539
170,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.500 02/15/28 172,722
1,574,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
3.500 03/15/29 1,510,669
1,271,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
4.875 02/15/30 1,253,826
850,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.500 03/31/31 851,504
820,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
6.250 03/15/33 837,303
1,632,000 (a) Albertsons Cos Inc / Safeway Inc / New Albertsons LP /
Albertsons LLC
5.750 03/31/34 1,605,029
1,724,000 (a) Albion Financing 1 SARL / Aggreko Holdings Inc 7.000 05/21/30 1,796,860
457,000 (a) Alcoa Nederland Holding BV 4.125 03/31/29 450,098
816,000 (a) Alcoa Nederland Holding BV 7.125 03/15/31 863,188
611,000 (a) Algoma Steel Inc 9.125 04/15/29 524,040
475,000 (a) Allegiant Travel Co 7.250 08/15/27 480,380
437,000 (a) Alliance Resource Operating Partners LP / Alliance Resource
Finance Corp
8.625 06/15/29 460,151
2,723,000 (a) Allied Universal Holdco LLC 7.875 02/15/31 2,865,748
1,668,000 (a) Allied Universal Holdco LLC / Allied Universal Finance Corp 6.875 06/15/30 1,732,227
1,327,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 1,309,046
864,000 (a) Allied Universal Holdco LLC/Allied Universal Finance Corp/Atlas
Luxco 4 Sarl
4.625 06/01/28 853,858
764,000 (a) Allison Transmission Inc 4.750 10/01/27 763,989
450,000 (a) Allison Transmission Inc 5.875 06/01/29 455,659
1,284,000 (a) Allison Transmission Inc 3.750 01/30/31 1,210,339
675,000 (a) Allison Transmission Inc 5.875 12/01/33 684,555
250,000 (a) Allwyn Entertainment Financing UK PLC 7.875 04/30/29 260,297
594,000 (a) Alta Equipment Group Inc 9.000 06/01/29 567,599
709,000 (a) Alumina Pty Ltd 6.125 03/15/30 731,375
701,000 (a) Alumina Pty Ltd 6.375 09/15/32 728,732
1,423,000 (a) AMC Networks Inc 10.250 01/15/29 1,483,752
330,000 (a) AMC Networks Inc 10.500 07/15/32 355,802
1,061,000 (a) Amentum Holdings Inc 7.250 08/01/32 1,118,106
1,086,000 (a) Amer Sports Co 6.750 02/16/31 1,131,168
1,181,000 (a) American Airlines Inc 7.250 02/15/28 1,202,347
878,000 (a) American Airlines Inc 8.500 05/15/29 916,186
3,800,000 (a) American Airlines Inc/AAdvantage Loyalty IP Ltd2022 1 5.750 04/20/29 3,839,185
117,000 American Axle & Manufacturing Inc 6.875 07/01/28 117,125
1,336,000 American Axle & Manufacturing Inc 5.000 10/01/29 1,303,453

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,087,000 (a) American Axle & Manufacturing Inc 6.375% 10/15/32 $ 1,109,061
1,344,000 (a) American Axle & Manufacturing Inc 7.750 10/15/33 1,382,610
715,000 (a) American Builders & Contractors Supply Co Inc 4.000 01/15/28 705,740
657,000 (a) American Builders & Contractors Supply Co Inc 3.875 11/15/29 633,997
244,000 AmeriGas Partners LP / AmeriGas Finance Corp 5.750 05/20/27 245,711
1,795,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.375 06/01/28 1,856,043
456,000 (a) AmeriGas Partners LP / AmeriGas Finance Corp 9.500 06/01/30 488,723
923,000 (a) AmeriTex HoldCo Intermediate LLC 7.625 08/15/33 970,774
617,000 (a) Amkor Technology Inc 5.875 10/01/33 628,787
317,000 (a) AMN Healthcare Inc 4.000 04/15/29 303,125
592,000 (a) AMN Healthcare Inc 6.500 01/15/31 599,761
784,000 (a) Amneal Pharmaceuticals LLC 6.875 08/01/32 825,528
1,616,000 (a) ams-OSRAM AG 12.250 03/30/29 1,717,118
562,000 (a) Amsted Industries Inc 4.625 05/15/30 555,934
643,000 (a) Amsted Industries Inc 6.375 03/15/33 665,467
593,000 (a) ANGI Group LLC 3.875 08/15/28 542,595
579,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 01/15/28 579,230
1,105,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.375 06/15/29 1,106,914
755,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 6.625 02/01/32 784,296
836,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 10/15/33 845,118
750,000 (a) Antero Midstream Partners LP / Antero Midstream Finance Corp 5.750 07/01/34 757,564
899,000 (a) Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp 7.000 04/15/30 909,939
579,000 (a) Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 9.750 04/15/30 631,952
384,000 (a) APi Group DE Inc 4.125 07/15/29 373,440
350,000 (a) APi Group DE Inc 4.750 10/15/29 343,157
2,590,000 (a) APLD COMPUTECO LLC 9.250 12/15/30 2,690,348
601,000 Aptiv Swiss Holdings Ltd 6.875 12/15/54 627,704
1,296,000 (a) Aramark Services Inc 5.000 02/01/28 1,295,289
1,374,000 (a) Arches Buyer Inc 4.250 06/01/28 1,351,328
1,179,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.250 04/01/28 1,181,969
861,000 (a) Archrock Partners LP / Archrock Partners Finance Corp 6.625 09/01/32 892,510
1,000,000 (a) ARCHROCK SERVICES/PARTNE 6.000 02/01/34 999,245
391,000 (a) Arcosa Inc 4.375 04/15/29 384,363
849,000 (a) Arcosa Inc 6.875 08/15/32 894,321
2,485,000 (a) Ardagh Group SA 9.500 12/01/30 2,685,229
885,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
3.250 09/01/28 851,247
400,000 (a) Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance PLC
6.250 01/30/31 411,068
382,000 (a) Arsenal AIC Parent LLC 8.000 10/01/30 404,555
2,942,000 (a) Arsenal AIC Parent LLC 11.500 10/01/31 3,241,831
284,000 Asbury Automotive Group Inc 4.500 03/01/28 283,019
919,000 (a) Asbury Automotive Group Inc 4.625 11/15/29 905,013
913,000 Asbury Automotive Group Inc 4.750 03/01/30 898,867
651,000 (a) Asbury Automotive Group Inc 5.000 02/15/32 632,643
325,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 9.000 11/01/27 400,377
658,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 5.875 06/30/29 662,462
872,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 10/15/32 903,719
668,000 (a) Ascent Resources Utica Holdings LLC / ARU Finance Corp 6.625 07/15/33 691,709
750,000 (a) ASGN Inc 4.625 05/15/28 738,641
474,000 (a) Ashland Inc 3.375 09/01/31 434,730
440,000 Ashland Inc 6.875 05/15/43 465,062
431,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 08/01/29 412,806
429,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 4.625 04/01/30 405,937
642,000 (a) Ashton Woods USA LLC / Ashton Woods Finance Co 6.875 08/01/33 647,725
310,000 ATI Inc 5.875 12/01/27 310,532
397,000 ATI Inc 4.875 10/01/29 395,781
530,000 ATI Inc 7.250 08/15/30 555,601
652,000 ATI Inc 5.125 10/01/31 653,030
508,000 (a) Atkore Inc 4.250 06/01/31 484,569
1,075,000 (a) ATP Tower Holdings / Andean Telecom Partners Chile SpA /
Andean Tower Partners C
7.875 02/03/30 1,106,233

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 419,000 (a) ATS Corp 4.125% 12/15/28 $ 408,799
1,774,000 (a) Avantor Funding Inc 4.625 07/15/28 1,760,348
1,115,000 (a) Avantor Funding Inc 3.875 11/01/29 1,070,666
675,000 (a) Avient Corp 7.125 08/01/30 694,308
959,000 (a) Avient Corp 6.250 11/01/31 985,974
410,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 409,785
131,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.750 07/15/27 131,083
449,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 4.750 04/01/28 439,618
616,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 5.375 03/01/29 600,707
1,927,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.250 01/15/30 1,994,416
602,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.000 02/15/31 615,407
570,000 (a) Avis Budget Car Rental LLC / Avis Budget Finance Inc 8.375 06/15/32 586,376
1,029,000 (a) Axalta Coating Systems Dutch Holding B BV 7.250 02/15/31 1,082,976
623,000 (a) Axalta Coating Systems LLC 3.375 02/15/29 599,634
383,000 (a) Axalta Coating Systems LLC / Axalta Coating Systems Dutch
Holding B BV
4.750 06/15/27 382,226
1,219,000 (a) Axon Enterprise Inc 6.125 03/15/30 1,253,070
973,000 (a) Axon Enterprise Inc 6.250 03/15/33 1,008,174
951,000 (a) B&G Foods Inc 8.000 09/15/28 897,510
1,025,000 Ball Corp 6.000 06/15/29 1,055,357
1,559,000 Ball Corp 2.875 08/15/30 1,435,428
1,076,000 Ball Corp 3.125 09/15/31 988,869
863,000 Ball Corp 5.500 09/15/33 877,154
430,000 (a) Banijay Entertainment SAS 8.125 05/01/29 446,796
100,000 Bath & Body Works Inc 6.694 01/15/27 101,492
333,000 Bath & Body Works Inc 5.250 02/01/28 335,755
461,000 Bath & Body Works Inc 7.500 06/15/29 470,793
1,567,000 (a) Bath & Body Works Inc 6.625 10/01/30 1,604,771
489,000 Bath & Body Works Inc 6.950 03/01/33 487,364
860,000 Bath & Body Works Inc 6.875 11/01/35 869,759
737,000 Bath & Body Works Inc 6.750 07/01/36 735,310
1,684,000 (a) Bausch + Lomb Corp 8.375 10/01/28 1,755,570
643,000 (a) BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer Inc 9.500 07/01/32 612,805
687,000 (a) Beacon Mobility Corp 7.250 08/01/30 719,176
231,000 Beazer Homes USA Inc 5.875 10/15/27 230,109
576,000 Beazer Homes USA Inc 7.250 10/15/29 582,974
339,000 (a) Beazer Homes USA Inc 7.500 03/15/31 344,929
1,530,000 Bell Telephone Co of Canada or Bell Canada 6.875 09/15/55 1,585,184
1,419,000 Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 1,488,290
960,000 (a) BellRing Brands Inc 7.000 03/15/30 986,447
1,355,000 (a) Belron UK Finance PLC 5.750 10/15/29 1,380,801
771,000 (a) Big River Steel LLC / BRS Finance Corp 6.625 01/31/29 778,155
220,000 (a),(c) BioMarin Pharmaceutical Inc 5.500 01/31/34 220,609
566,000 (a) BKV Upstream Midstream LLC 7.500 10/15/30 573,211
1,319,000 (a) Block Inc 5.625 08/15/30 1,342,535
1,306,000 Block Inc 3.500 06/01/31 1,221,333
2,641,000 Block Inc 6.500 05/15/32 2,743,876
1,192,000 (a) Block Inc 6.000 08/15/33 1,217,608
330,000 (a) Bloomin' Brands Inc / OSI Restaurant Partners LLC 5.125 04/15/29 292,524
650,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.000 07/15/29 677,357
532,000 (a) Blue Racer Midstream LLC / Blue Racer Finance Corp 7.250 07/15/32 564,032
408,000 (a) BlueLinx Holdings Inc 6.000 11/15/29 403,967
498,000 (a) Boise Cascade Co 4.875 07/01/30 496,400
100,000 (a) Bombardier Inc 6.000 02/15/28 100,150
150,000 (a) Bombardier Inc 7.500 02/01/29 155,815
2,433,000 (a) Bombardier Inc 8.750 11/15/30 2,607,366
825,000 (a) Bombardier Inc 7.250 07/01/31 875,873
931,000 (a) Bombardier Inc 7.000 06/01/32 977,288
868,000 (a) Bombardier Inc 6.750 06/15/33 911,740
674,000 (a) Bombardier Inc 7.450 05/01/34 753,694
1,874,000 (a) Borr IHC Ltd / Borr Finance LLC 10.000 11/15/28 1,923,005
738,000 (a) Borr IHC Ltd / Borr Finance LLC 10.375 11/15/30 752,358

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,091,000 Boyd Gaming Corp 4.750% 12/01/27 $ 1,090,586
1,180,000 (a) Boyd Gaming Corp 4.750 06/15/31 1,149,466
797,000 (a) Boyne USA Inc 4.750 05/15/29 786,453
850,000 (a) Breakwater Energy Holdings Sarl 9.250 11/15/30 892,319
750,000 (a) BRIGHTSTAR LOT/BRIGHSTAR 5.750 01/15/33 745,590
1,119,000 (a) Brightstar Lottery PLC 5.250 01/15/29 1,117,250
398,000 (a) Brinker International Inc 8.250 07/15/30 420,175
554,000 (a) Brink's Co/The 4.625 10/15/27 553,947
541,000 (a) Brink's Co/The 6.500 06/15/29 558,128
597,000 (a) Brink's Co/The 6.750 06/15/32 621,426
1,179,000 (a) Bristow Group Inc 6.875 03/01/28 1,180,249
547,000 (a) British Telecommunications PLC 4.250 11/23/81 542,849
617,000 (a) British Telecommunications PLC 4.875 11/23/81 602,063
736,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
6.250 09/15/27 736,071
494,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
5.000 06/15/29 478,356
539,000 (a) Brookfield Residential Properties Inc / Brookfield Residential US
LLC
4.875 02/15/30 503,179
508,000 (a) Brundage-Bone Concrete Pumping Holdings Inc 7.500 02/01/32 511,363
273,000 Buckeye Partners LP 4.125 12/01/27 269,855
460,000 (a) Buckeye Partners LP 4.500 03/01/28 458,058
579,000 (a) Buckeye Partners LP 6.875 07/01/29 601,948
1,107,000 (a) Buckeye Partners LP 6.750 02/01/30 1,159,879
457,000 Buckeye Partners LP 5.850 11/15/43 426,382
409,000 Buckeye Partners LP 5.600 10/15/44 370,297
683,000 (a) Builders FirstSource Inc 5.000 03/01/30 680,510
1,445,000 (a) Builders FirstSource Inc 4.250 02/01/32 1,377,277
976,000 (a) Builders FirstSource Inc 6.375 06/15/32 1,005,860
1,197,000 (a) Builders FirstSource Inc 6.375 03/01/34 1,238,510
1,140,000 (a) Builders FirstSource Inc 6.750 05/15/35 1,197,717
422,000 (a) BWX Technologies Inc 4.125 06/30/28 415,735
557,000 (a) BWX Technologies Inc 4.125 04/15/29 545,507
793,000 (a) Cable One Inc 4.000 11/15/30 577,189
393,000 (a) Cablevision Lightpath LLC 3.875 09/15/27 391,235
1,175,000 (a) CACI International Inc 6.375 06/15/33 1,219,106
1,179,000 (a) Caesars Entertainment Inc 4.625 10/15/29 1,132,267
2,143,000 (a) Caesars Entertainment Inc 7.000 02/15/30 2,212,905
2,165,000 (a) Caesars Entertainment Inc 6.500 02/15/32 2,213,767
1,582,000 (a) Caesars Entertainment Inc 6.000 10/15/32 1,539,063
616,000 (a) Calderys Financing LLC 11.250 06/01/28 641,817
1,522,000 (a) California Resources Corp 8.250 06/15/29 1,600,809
438,000 (a) California Resources Corp 7.000 01/15/34 441,804
998,000 (a) Capstone Borrower Inc 8.000 06/15/30 927,843
1,376,000 (a) Carnival Corp 5.125 05/01/29 1,392,127
1,024,000 (a) Carnival Corp 5.750 03/15/30 1,054,468
1,174,000 (a) Carnival Corp 5.875 06/15/31 1,213,532
3,824,000 (a) Carnival Corp 5.750 08/01/32 3,927,340
2,792,000 (a) Carnival Corp 6.125 02/15/33 2,872,153
280,000 (a) Carpenter Technology Corp 5.625 03/01/34 284,136
491,000 (a) Carriage Services Inc 4.250 05/15/29 472,758
417,000 (a) Cars.com Inc 6.375 11/01/28 416,056
564,000 (a) Cascades Inc/Cascades USA Inc 5.375 01/15/28 563,515
450,000 (a) Cascades Inc/Cascades USA Inc 6.750 07/15/30 465,871
514,000 (a) Caturus Energy LLC 8.500 02/15/30 535,912
3,014,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.125 05/01/27 3,015,234
2,474,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.000 02/01/28 2,460,379
1,307,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 5.375 06/01/29 1,292,499
1,765,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 6.375 09/01/29 1,781,872
3,687,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 03/01/30 3,522,195
3,145,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 08/15/30 2,955,800
5,558,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 02/01/31 5,088,600

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 2,138,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.375% 03/01/31 $ 2,199,179
1,337,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.750 02/01/32 1,221,196
3,240,000 CCO Holdings LLC / CCO Holdings Capital Corp 4.500 05/01/32 2,907,535
1,060,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.000 02/01/33 1,070,237
1,926,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.500 06/01/33 1,685,188
2,211,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 4.250 01/15/34 1,867,611
1,145,000 (a) CCO Holdings LLC / CCO Holdings Capital Corp 7.375 02/01/36 1,146,373
1,079,000 (a) CD&R Smokey Buyer Inc / Radio Systems Corp 9.500 10/15/29 951,942
400,000 Celanese US Holdings LLC 7.165 07/15/27 414,494
622,000 Celanese US Holdings LLC 6.850 11/15/28 652,964
780,000 Celanese US Holdings LLC 7.330 07/15/29 820,154
902,000 Celanese US Holdings LLC 6.500 04/15/30 917,705
2,168,000 Celanese US Holdings LLC 7.050 11/15/30 2,293,638
600,000 Celanese US Holdings LLC 7.000 02/15/31 613,724
1,082,000 Celanese US Holdings LLC 7.379 07/15/32 1,128,840
1,364,000 Celanese US Holdings LLC 6.750 04/15/33 1,381,656
1,084,000 Celanese US Holdings LLC 7.200 11/15/33 1,146,771
700,000 Celanese US Holdings LLC 7.375 02/15/34 712,307
276,000 Central Garden & Pet Co 5.125 02/01/28 275,782
700,000 Central Garden & Pet Co 4.125 10/15/30 672,092
476,000 (a) Central Garden & Pet Co 4.125 04/30/31 450,498
1,094,000 (a) Central Parent Inc / CDK Global Inc 7.250 06/15/29 838,325
855,000 (a) Central Parent LLC / CDK Global II LLC / CDK Financing Co Inc 8.000 06/15/29 664,454
374,000 (a) Century Aluminum Co 6.875 08/01/32 387,302
539,000 (a) Century Communities Inc 3.875 08/15/29 512,955
642,000 (a) Century Communities Inc 6.625 09/15/33 650,199
1,080,000 (a) Cerdia Finanz GmbH 9.375 10/03/31 1,098,598
642,000 (a) Champ Acquisition Corp 8.375 12/01/31 684,509
483,000 (a) Champion Iron Canada Inc 7.875 07/15/32 516,668
446,000 (a) Charles River Laboratories International Inc 4.250 05/01/28 439,703
667,000 (a) Charles River Laboratories International Inc 3.750 03/15/29 643,367
675,000 (a) Charles River Laboratories International Inc 4.000 03/15/31 639,730
1,764,000 (a) Chart Industries Inc 7.500 01/01/30 1,835,380
877,000 (a) Chart Industries Inc 9.500 01/01/31 923,311
573,000 (a) CHC Group LLC 11.750 09/01/30 549,382
469,000 Chemours Co/The 5.375 05/15/27 472,097
892,000 (a) Chemours Co/The 5.750 11/15/28 884,610
1,039,000 (a) Chemours Co/The 4.625 11/15/29 968,858
627,000 (a) Chemours Co/The 8.000 01/15/33 628,651
313,000 (a) Chobani LLC / Chobani Finance Corp Inc 4.625 11/15/28 311,408
854,000 (a) Chord Energy Corp 6.000 10/01/30 870,652
676,000 (a) Chord Energy Corp 6.750 03/15/33 700,790
1,142,000 (a) CHS/Community Health Systems Inc 6.000 01/15/29 1,138,917
1,720,000 (a) CHS/Community Health Systems Inc 5.250 05/15/30 1,621,812
1,700,000 (a) CHS/Community Health Systems Inc 4.750 02/15/31 1,524,979
2,276,000 (a) CHS/Community Health Systems Inc 10.875 01/15/32 2,450,200
1,954,000 (a) CHS/Community Health Systems Inc 9.750 01/15/34 2,037,207
357,000 (a) Churchill Downs Inc 5.500 04/01/27 356,937
978,000 (a) Churchill Downs Inc 4.750 01/15/28 974,662
1,323,000 (a) Churchill Downs Inc 5.750 04/01/30 1,330,172
1,100,000 (a) Churchill Downs Inc 6.750 05/01/31 1,133,367
511,000 (a) Ciena Corp 4.000 01/31/30 492,688
697,000 (a) Cimpress PLC 7.375 09/15/32 715,699
797,000 (a) Cinemark USA Inc 5.250 07/15/28 796,211
744,000 (a) Cinemark USA Inc 7.000 08/01/32 769,836
1,880,000 (a) CIPHER COMPUTE LLC 7.125 11/15/30 1,937,173
1,395,000 (a) CITGO Petroleum Corp 8.375 01/15/29 1,449,790
843,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 05/15/28 862,559
1,183,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 02/15/30 1,237,573
1,647,000 (a) Clarios Global LP / Clarios US Finance Co 6.750 09/15/32 1,704,694
1,078,000 (a) Clarivate Science Holdings Corp 3.875 07/01/28 1,017,397
1,005,000 (a) Clarivate Science Holdings Corp 4.875 07/01/29 863,863

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 509,000 (a) Clean Harbors Inc 5.125% 07/15/29 $ 509,517
722,000 (a) Clean Harbors Inc 6.375 02/01/31 739,283
832,000 (a) Clean Harbors Inc 5.750 10/15/33 850,013
904,000 (a) Clear Channel Outdoor Holdings Inc 7.875 04/01/30 951,792
1,405,000 (a) Clear Channel Outdoor Holdings Inc 7.125 02/15/31 1,465,138
1,258,000 (a) Clear Channel Outdoor Holdings Inc 7.500 03/15/33 1,336,672
250,000 (a) Clearwater Paper Corp 4.750 08/15/28 236,365
300,000 (a) Cleveland-Cliffs Inc 4.625 03/01/29 295,191
862,000 (a) Cleveland-Cliffs Inc 6.875 11/01/29 895,796
912,000 (a) Cleveland-Cliffs Inc 6.750 04/15/30 932,555
306,000 (a) Cleveland-Cliffs Inc 4.875 03/01/31 293,399
1,047,000 (a) Cleveland-Cliffs Inc 7.500 09/15/31 1,104,872
1,763,000 (a) Cleveland-Cliffs Inc 7.000 03/15/32 1,809,254
1,036,000 (a) Cleveland-Cliffs Inc 7.375 05/01/33 1,081,108
2,019,000 (a) Cleveland-Cliffs Inc 7.625 01/15/34 2,114,553
4,736,000 (a) Cloud Software Group Inc 6.500 03/31/29 4,706,483
4,610,000 (a) Cloud Software Group Inc 9.000 09/30/29 4,655,046
2,488,000 (a) Cloud Software Group Inc 8.250 06/30/32 2,530,502
1,153,000 (a) Cloud Software Group Inc 6.625 08/15/33 1,105,250
854,000 (a) Clue Opco LLC 9.500 10/15/31 905,399
779,000 (a) Clydesdale Acquisition Holdings Inc 6.625 04/15/29 785,863
641,000 (a) Clydesdale Acquisition Holdings Inc 6.875 01/15/30 649,333
1,232,000 (a) Clydesdale Acquisition Holdings Inc 8.750 04/15/30 1,232,882
1,484,000 (a) Clydesdale Acquisition Holdings Inc 6.750 04/15/32 1,495,582
502,000 (a) CNX Midstream Partners LP 4.750 04/15/30 487,722
738,000 (a) CNX Resources Corp 6.000 01/15/29 742,280
303,000 (a) CNX Resources Corp 7.375 01/15/31 313,812
854,000 (a) CNX Resources Corp 7.250 03/01/32 893,474
299,000 (a) Coeur Mining Inc 5.125 02/15/29 298,570
704,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 700,973
768,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 7.000 06/15/27 763,387
487,000 (a) Cogent Communications Group LLC / Cogent Finance Inc 6.500 07/01/32 447,194
1,126,000 (a) Coherent Corp 5.000 12/15/29 1,121,344
320,000 (a) Columbus McKinnon Corp/NY 7.125 01/31/33 321,664
354,000 Commercial Metals Co 4.125 01/15/30 343,452
296,000 Commercial Metals Co 3.875 02/15/31 280,966
350,000 Commercial Metals Co 4.375 03/15/32 334,470
1,400,000 (a) Commercial Metals Co 5.750 11/15/33 1,423,376
938,000 (a) Commercial Metals Co 6.000 12/15/35 958,363
770,000 (a) Compass Minerals International Inc 8.000 07/01/30 816,690
1,200,000 (a) Composecure Holdings LLC 5.625 02/01/33 1,196,160
1,462,000 (a) Comstock Resources Inc 6.750 03/01/29 1,471,322
643,000 (a) Comstock Resources Inc 6.750 03/01/29 643,797
1,183,000 (a) Comstock Resources Inc 5.875 01/15/30 1,154,251
933,000 (a) Concentra Health Services Inc 6.875 07/15/32 976,856
584,000 (a) Conduent Business Services LLC / Conduent State & Local
Solutions Inc
6.000 11/01/29 473,615
2,335,000 (a) Connect Finco SARL / Connect US Finco LLC 9.000 09/15/29 2,478,292
2,632,000 (a) Connect Holding II LLC 10.500 04/03/31 2,583,275
543,000 (a) Consensus Cloud Solutions Inc 6.500 10/15/28 543,137
748,000 (a) Consolidated Energy Finance SA 5.625 10/15/28 617,100
515,000 (a) Consolidated Energy Finance SA 12.000 02/15/31 432,549
300,000 (a) Constellium SE 5.625 06/15/28 300,264
649,000 (a) Constellium SE 3.750 04/15/29 628,242
435,000 (a) Constellium SE 6.375 08/15/32 449,852
572,000 CoreCivic Inc 8.250 04/15/29 599,117
845,000 (a) CoreLogic Inc 4.500 05/01/28 829,218
2,294,000 (a) CoreWeave Inc 9.250 06/01/30 2,258,209
2,467,000 (a) CoreWeave Inc 9.000 02/01/31 2,398,561
801,000 (a) Cougar JV Subsidiary LLC 8.000 05/15/32 855,962
601,000 (a) CP Atlas Buyer Inc 9.750 07/15/30 625,118
461,000 (a) CPI CG Inc 10.000 07/15/29 490,200

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,655,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 5.500% 06/15/31 $ 1,645,767
607,000 (a) CQP Holdco LP / BIP-V Chinook Holdco LLC 7.500 12/15/33 652,518
523,000 Crane NXT Co 4.200 03/15/48 339,285
525,000 (a) Crescent Energy Finance LLC 9.250 02/15/28 540,134
296,000 (a) Crescent Energy Finance LLC 7.750 07/31/29 296,079
436,000 Crescent Energy Finance LLC 9.750 10/15/30 457,183
1,249,000 (a) Crescent Energy Finance LLC 7.625 04/01/32 1,238,861
1,113,000 (a) Crescent Energy Finance LLC 7.875 04/15/32 1,107,361
1,181,000 (a) Crescent Energy Finance LLC 7.375 01/15/33 1,142,945
990,000 (a) Crescent Energy Finance LLC 8.375 01/15/34 999,370
417,000 (a) Crocs Inc 4.250 03/15/29 402,343
372,000 (a) Crocs Inc 4.125 08/15/31 340,452
853,000 Crowdstrike Holdings Inc 3.000 02/15/29 816,180
791,000 Crown Americas LLC 5.250 04/01/30 807,021
939,000 (a) Crown Americas LLC 5.875 06/01/33 960,432
807,000 (a) Cushman & Wakefield US Borrower LLC 6.750 05/15/28 812,054
490,000 (a) Cushman & Wakefield US Borrower LLC 8.875 09/01/31 522,226
424,000 (a) CVR Energy Inc 5.750 02/15/28 423,720
885,000 (a) CVR Energy Inc 8.500 01/15/29 922,389
606,000 (a) CVR Partners LP / CVR Nitrogen Finance Corp 6.125 06/15/28 605,970
837,000 CVS Health Corp 6.750 12/10/54 870,135
2,837,000 CVS Health Corp 7.000 03/10/55 2,969,335
461,000 (a) Danaos Corp 8.500 03/01/28 461,608
609,000 (a) Danaos Corp 6.875 10/15/32 629,001
529,000 (a) Darling Ingredients Inc 5.250 04/15/27 529,179
1,172,000 (a) Darling Ingredients Inc 6.000 06/15/30 1,187,606
3,241,000 (a) DaVita Inc 4.625 06/01/30 3,118,541
1,796,000 (a) DaVita Inc 3.750 02/15/31 1,647,455
1,385,000 (a) DaVita Inc 6.875 09/01/32 1,426,608
1,325,000 (a) DaVita Inc 6.750 07/15/33 1,359,964
548,000 (a) DBR Land Holdings LLC 6.250 12/01/30 561,360
602,000 (a) Dcli Bidco LLC 7.750 11/15/29 612,518
397,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125 06/01/28 399,623
1,661,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 8.625 03/15/29 1,737,115
683,000 (a) Delek Logistics Partners LP / Delek Logistics Finance Corp 7.375 06/30/33 702,345
304,000 (a) Deluxe Corp 8.000 06/01/29 309,225
479,000 (a) Deluxe Corp 8.125 09/15/29 502,610
805,000 DENTSPLY SIRONA Inc 8.375 09/12/55 794,619
667,000 (a) Diamond Foreign Asset Co / Diamond Finance LLC 8.500 10/01/30 709,241
1,087,000 (a) Diebold Nixdorf Inc 7.750 03/31/30 1,151,213
1,833,000 (a) Directv Financing LLC 8.875 02/01/30 1,855,929
886,000 (a) Directv Financing LLC 8.875 02/01/30 897,575
1,594,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 5.875 08/15/27 1,601,764
3,202,000 (a) Directv Financing LLC / Directv Financing Co-Obligor Inc 10.000 02/15/31 3,298,345
1,320,000 Discovery Communications LLC 3.950 03/20/28 1,296,900
767,000 Discovery Communications LLC 4.125 05/15/29 745,056
1,051,000 Discovery Communications LLC 3.625 05/15/30 970,924
1,634,000 Discovery Communications LLC 5.000 09/20/37 1,262,232
656,000 Discovery Communications LLC 6.350 06/01/40 541,403
4,799,000 (a) DISH Network Corp 11.750 11/15/27 4,966,763
827,000 (a) Domtar Corp 6.750 10/01/28 686,956
562,000 (a) Dotdash Meredith Inc 7.625 06/15/32 512,363
315,000 (a) Dream Finders Homes Inc 8.250 08/15/28 323,824
411,000 (a) Dream Finders Homes Inc 6.875 09/15/30 416,284
601,000 (a) Dycom Industries Inc 4.500 04/15/29 591,601
870,000 (a) Dye & Durham Ltd 8.625 04/15/29 782,628
6,869,000 EchoStar Corp 10.750 11/30/29 7,529,404
977,000 (a) Edgewell Personal Care Co 5.500 06/01/28 977,317
539,000 (a) Edgewell Personal Care Co 4.125 04/01/29 516,723
1,009,000 (a) Efesto Bidco SpA Efesto US LLC 7.500 02/15/32 1,028,595
1,325,000 (a) eG Global Finance PLC 12.000 11/30/28 1,434,155
890,000 Elanco Animal Health Inc 6.650 08/28/28 927,357

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 657,000 (a) Elastic NV 4.125% 07/15/29 $ 631,163
532,000 (a) Eldorado Gold Corp 6.250 09/01/29 534,662
819,000 (a) Element Solutions Inc 3.875 09/01/28 798,237
821,000 (a) Ellucian Holdings Inc 6.500 12/01/29 807,908
570,000 (a) Embecta Corp 5.000 02/15/30 533,290
782,000 (a) Empire Communities Corp 9.750 05/01/29 808,061
3,036,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.625 12/15/30 3,142,494
968,000 (a) EMRLD Borrower LP / Emerald Co-Issuer Inc 6.750 07/15/31 1,015,586
848,000 Encompass Health Corp 4.500 02/01/28 844,012
936,000 Encompass Health Corp 4.750 02/01/30 931,702
650,000 Encompass Health Corp 4.625 04/01/31 636,241
1,229,000 (a) Endo Finance Holdings Inc 8.500 04/15/31 1,300,413
400,000 (a) Enerflex Inc 6.875 01/15/31 413,394
673,000 (a) Energizer Holdings Inc 4.750 06/15/28 665,818
975,000 (a) Energizer Holdings Inc 4.375 03/31/29 936,470
486,000 (a) Energizer Holdings Inc 6.000 09/15/33 467,089
1,047,000 Energy Transfer LP 8.000 05/15/54 1,118,815
668,000 Energy Transfer LP 7.125 10/01/54 690,277
1,435,000 Energy Transfer LP 6.500 02/15/56 1,435,069
905,000 Energy Transfer LP 6.750 02/15/56 911,451
376,000 (a) EnerSys 4.375 12/15/27 373,241
528,000 (a) EnerSys 6.625 01/15/32 546,872
568,000 (a) Enpro Inc 6.125 06/01/33 584,057
477,000 (a) EnQuest PLC 11.625 11/01/27 481,846
408,000 (a) Entegris Inc 4.375 04/15/28 404,943
1,789,000 (a) Entegris Inc 4.750 04/15/29 1,787,648
785,000 (a) Entegris Inc 3.625 05/01/29 756,442
1,013,000 (a) Entegris Inc 5.950 06/15/30 1,033,656
674,000 (a) Enviri Corp 5.750 07/31/27 674,783
1,500,000 (a) EquipmentShare.com Inc 9.000 05/15/28 1,567,567
622,000 (a) EquipmentShare.com Inc 8.625 05/15/32 664,935
605,000 (a) EquipmentShare.com Inc 8.000 03/15/33 638,154
847,000 (a) Esab Corp 6.250 04/15/29 870,320
903,000 (a) Excelerate Energy LP 8.000 05/15/30 965,651
354,000 (a) EZCORP Inc 7.375 04/01/32 377,107
886,000 (a) Fair Isaac Corp 4.000 06/15/28 871,323
2,067,000 (a) Fair Isaac Corp 6.000 05/15/33 2,106,139
819,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 5.875 04/01/29 787,841
939,000 (a) Ferrellgas LP / Ferrellgas Finance Corp 9.250 01/15/31 970,665
1,207,000 (a) Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625 01/15/29 1,167,323
626,000 (a) Fibercop SpA 6.375 11/15/33 633,988
620,000 (a) Fibercop SpA 6.000 09/30/34 602,077
683,000 (a) Fibercop SpA 7.200 07/18/36 691,073
605,000 (a) Fibercop SpA 7.721 06/04/38 622,281
616,000 (a) Fiesta Purchaser Inc 7.875 03/01/31 633,547
763,000 (a) First Student Bidco Inc / First Transit Parent Inc 4.000 07/31/29 743,024
1,635,000 (a) Flash Compute LLC 7.250 12/31/30 1,640,548
599,000 Fluor Corp 4.250 09/15/28 594,621
300,000 FMC Corp 3.450 10/01/29 269,477
600,000 FMC Corp 5.650 05/18/33 531,101
500,000 FMC Corp 4.500 10/01/49 312,267
560,000 FMC Corp 6.375 05/18/53 424,236
784,000 FMC Corp 8.450 11/01/55 628,791
339,000 (a) Forestar Group Inc 5.000 03/01/28 338,753
630,000 (a) Forestar Group Inc 6.500 03/15/33 644,141
503,000 (a) Fortescue Treasury Pty Ltd 4.500 09/15/27 502,959
773,000 (a) Fortescue Treasury Pty Ltd 5.875 04/15/30 795,370
1,280,000 (a) Fortescue Treasury Pty Ltd 4.375 04/01/31 1,236,736
850,000 (a) Fortescue Treasury Pty Ltd 6.125 04/15/32 885,212
735,000 Fortrea Holdings Inc 7.500 07/01/30 747,746
922,000 (a) Fortress Intermediate 3 Inc 7.500 06/01/31 939,182
542,000 (a) Forvia SE 8.000 06/15/30 578,623

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 679,000 (a) Forvia SE 6.750% 09/15/33 $ 696,207
728,000 (a) Froneri Lux FinCo SARL 6.000 08/01/32 737,188
885,000 (a) Gap Inc/The 3.625 10/01/29 841,690
944,000 (a) Gap Inc/The 3.875 10/01/31 875,146
340,000 (a) Garda World Security Corp 7.750 02/15/28 347,229
943,000 (a) Garda World Security Corp 6.500 01/15/31 966,634
949,000 (a) Garrett Motion Holdings Inc / Garrett LX I Sarl 7.750 05/31/32 1,004,712
684,000 (a) GCI LLC 4.750 10/15/28 669,871
525,000 (a) Gen Digital Inc 6.750 09/30/27 529,387
1,258,000 (a) Gen Digital Inc 7.125 09/30/30 1,289,351
1,139,000 (a) Gen Digital Inc 6.250 04/01/33 1,144,489
651,000 Genesis Energy LP / Genesis Energy Finance Corp 7.750 02/01/28 653,800
888,000 Genesis Energy LP / Genesis Energy Finance Corp 8.250 01/15/29 925,719
823,000 Genesis Energy LP / Genesis Energy Finance Corp 8.875 04/15/30 866,133
813,000 Genesis Energy LP / Genesis Energy Finance Corp 7.875 05/15/32 848,376
693,000 Genesis Energy LP / Genesis Energy Finance Corp 8.000 05/15/33 723,258
1,680,000 (a) GENMAB A/S/GENMAB FIN 6.250 12/15/32 1,722,064
1,255,000 (a) GENMAB A/S/GENMAB FIN 7.250 12/15/33 1,328,241
713,000 (a) Genting New York LLC / GENNY Capital Inc 7.250 10/01/29 736,881
785,000 GEO Group Inc/The 8.625 04/15/29 820,900
628,000 GEO Group Inc/The 10.250 04/15/31 685,223
842,000 (a) Getty Images Inc 14.000 03/01/28 785,165
755,000 (a) Getty Images Inc 11.250 02/21/30 675,741
487,000 (a) Getty Images Inc 10.500 11/15/30 493,123
718,000 (a) GFL Environmental Inc 4.000 08/01/28 706,649
719,000 (a) GFL Environmental Inc 4.750 06/15/29 714,372
784,000 (a) GFL Environmental Inc 4.375 08/15/29 767,949
1,410,000 (a) GFL Environmental Inc 6.750 01/15/31 1,475,045
559,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 8.375 01/15/29 555,629
779,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 11.500 08/15/29 825,740
665,000 (a) Global Auto Holdings Ltd/AAG FH UK Ltd 8.750 01/15/32 642,366
376,000 (a) Global Infrastructure Solutions Inc 5.625 06/01/29 376,781
427,000 (a) Global Infrastructure Solutions Inc 7.500 04/15/32 457,317
1,202,000 (a) Global Medical Response Inc 7.375 10/01/32 1,242,856
263,000 Global Partners LP / GLP Finance Corp 6.875 01/15/29 266,334
566,000 (a) Global Partners LP / GLP Finance Corp 8.250 01/15/32 596,593
575,000 (a) Global Partners LP / GLP Finance Corp 7.125 07/01/33 588,977
754,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 5.250 12/01/27 753,049
939,000 (a) Go Daddy Operating Co LLC / GD Finance Co Inc 3.500 03/01/29 892,273
972,000 (a) Goat Holdco LLC 6.750 02/01/32 998,266
381,000 (a) Golar LNG Ltd 7.500 10/02/30 381,325
604,000 Goodyear Tire & Rubber Co/The 4.875 03/15/27 602,040
1,226,000 Goodyear Tire & Rubber Co/The 5.000 07/15/29 1,200,661
876,000 Goodyear Tire & Rubber Co/The 6.625 07/15/30 894,366
594,000 Goodyear Tire & Rubber Co/The 5.250 04/30/31 571,674
546,000 Goodyear Tire & Rubber Co/The 5.250 07/15/31 520,046
531,000 Goodyear Tire & Rubber Co/The 5.625 04/30/33 506,245
446,000 (a) GoTo Group Inc 5.500 05/01/28 372,534
750,000 (a) Graham Holdings Co 5.625 12/01/33 753,617
451,000 Grand Canyon University 5.125 10/01/28 451,011
394,000 (a) Graphic Packaging International LLC 4.750 07/15/27 393,342
396,000 (a) Graphic Packaging International LLC 3.500 03/15/28 383,754
363,000 (a) Graphic Packaging International LLC 3.500 03/01/29 346,293
743,000 (a) Graphic Packaging International LLC 3.750 02/01/30 701,768
579,000 (a) Graphic Packaging International LLC 6.375 07/15/32 585,486
1,346,000 (a) Gray Media Inc 10.500 07/15/29 1,445,759
987,000 (a) Gray Media Inc 7.250 08/15/33 1,010,464
666,000 (a) Great Canadian Gaming Corp/Raptor LLC 8.750 11/15/29 677,263
67,000 (a) Great Lakes Dredge & Dock Corp 5.250 06/01/29 65,902
1,170,000 Griffon Corp 5.750 03/01/28 1,169,668
822,000 (a) Grifols SA 4.750 10/15/28 809,825
786,000 (a) Group 1 Automotive Inc 4.000 08/15/28 768,648

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 742,000 (a) Group 1 Automotive Inc 6.375% 01/15/30 $ 761,679
654,000 (a) Gulfport Energy Operating Corp 6.750 09/01/29 674,462
886,000 (a) HAH Group Holding Co LLC 9.750 10/01/31 836,761
403,000 (a) Harrow Inc 8.625 09/15/30 420,700
826,000 (a) Harvest Midstream I LP 7.500 09/01/28 837,352
835,000 (a) Harvest Midstream I LP 7.500 05/15/32 872,161
287,000 HB Fuller Co 4.000 02/15/27 283,590
303,000 HB Fuller Co 4.250 10/15/28 298,135
721,000 (a) HealthEquity Inc 4.500 10/01/29 702,800
266,000 Hecla Mining Co 7.250 02/15/28 266,336
581,000 (a) Helix Energy Solutions Group Inc 9.750 03/01/29 611,662
1,522,000 (a) Herc Holdings Inc 6.625 06/15/29 1,575,106
2,053,000 (a) Herc Holdings Inc 7.000 06/15/30 2,154,753
500,000 (a) Herc Holdings Inc 5.750 03/15/31 503,550
1,460,000 (a) Herc Holdings Inc 7.250 06/15/33 1,545,134
650,000 (a) Herc Holdings Inc 6.000 03/15/34 653,294
435,000 (a) Herens Holdco Sarl 4.750 05/15/28 382,747
1,516,000 (a) Hertz Corp/The 12.625 07/15/29 1,525,989
697,000 (a) Hess Midstream Operations LP 5.875 03/01/28 710,224
527,000 (a) Hess Midstream Operations LP 5.125 06/15/28 527,138
1,004,000 (a) Hess Midstream Operations LP 6.500 06/01/29 1,039,144
977,000 (a) Hess Midstream Operations LP 4.250 02/15/30 954,336
601,000 (a) Hess Midstream Operations LP 5.500 10/15/30 607,339
737,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 11/01/28 743,051
1,173,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 5.750 02/01/29 1,173,282
891,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 04/15/30 876,670
546,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.000 02/01/31 527,289
571,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.250 04/15/32 547,642
639,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 8.375 11/01/33 663,429
597,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 6.875 05/15/34 575,345
1,038,000 (a) Hilcorp Energy I LP / Hilcorp Finance Co 7.250 02/15/35 1,004,404
497,000 Hillenbrand Inc 6.250 02/15/29 501,804
512,000 Hillenbrand Inc 3.750 03/01/31 515,598
550,000 (a) Hilton Domestic Operating Co Inc 5.875 04/01/29 562,723
1,783,000 (a) Hilton Domestic Operating Co Inc 3.750 05/01/29 1,735,587
1,054,000 Hilton Domestic Operating Co Inc 4.875 01/15/30 1,056,060
1,234,000 (a) Hilton Domestic Operating Co Inc 4.000 05/01/31 1,177,911
1,774,000 (a) Hilton Domestic Operating Co Inc 3.625 02/15/32 1,642,275
823,000 (a) Hilton Domestic Operating Co Inc 6.125 04/01/32 850,103
1,165,000 (a) Hilton Domestic Operating Co Inc 5.875 03/15/33 1,195,430
1,227,000 (a) Hilton Domestic Operating Co Inc 5.750 09/15/33 1,250,006
750,000 (a) Hilton Domestic Operating Co Inc 5.500 03/31/34 753,618
809,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
5.000 06/01/29 786,577
632,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
4.875 07/01/31 589,474
1,165,000 (a) Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations
Borrower Inc
6.625 01/15/32 1,190,840
418,000 Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp 4.875 04/01/27 418,149
1,227,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 12.250 04/15/29 1,319,208
614,000 (a) HLF Financing Sarl LLC / Herbalife International Inc 4.875 06/01/29 582,680
135,000 (a) HNI Corp 5.125 01/18/29 133,326
731,000 (a) Holdco II SAS 7.000 10/15/28 739,391
1,413,000 (a) Holdco II SAS 8.500 04/15/31 1,513,069
1,059,000 (a) Holdco II SAS 7.000 04/15/32 1,085,433
400,000 (a) Hologic Inc 4.625 02/01/28 399,549
1,181,000 (a) Hologic Inc 3.250 02/15/29 1,176,686
1,047,000 (a) Howard Hughes Corp/The 4.125 02/01/29 1,012,575
773,000 (a) Howard Midstream Energy Partners LLC 7.375 07/15/32 816,524
829,000 (a) Howard Midstream Energy Partners LLC 6.625 01/15/34 850,886
567,000 (a) Hudbay Minerals Inc 6.125 04/01/29 572,183
914,000 Huntsman International LLC 4.500 05/01/29 879,488

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 597,000 Huntsman International LLC 2.950% 06/15/31 $ 509,684
321,000 Huntsman International LLC 5.700 10/15/34 300,016
389,000 (a) IAMGOLD Corp 5.750 10/15/28 390,572
2,461,000 (a) Imola Merger Corp 4.750 05/15/29 2,421,444
709,000 (a) INEOS Finance PLC 6.750 05/15/28 621,474
911,000 (a) INEOS Finance PLC 7.500 04/15/29 763,012
519,000 (a) INEOS Quattro Finance 2 Plc 9.625 03/15/29 411,801
581,000 (a) Ingevity Corp 3.875 11/01/28 565,088
500,000 (a) Ingles Markets Inc 4.000 06/15/31 473,174
627,000 (a) Insight Enterprises Inc 6.625 05/15/32 641,857
750,000 (a) Installed Building Products Inc 5.625 02/01/34 754,311
692,000 (a) Insulet Corp 6.500 04/01/33 720,167
1,177,000 (a) Inversion Escrow Issuer LLC 6.750 08/01/32 1,165,813
1,679,000 (a) ION Platform Finance US Inc 7.875 09/30/32 1,472,507
219,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 4.625 05/01/28 204,359
300,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 5.000 05/01/28 283,221
264,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 5.750 05/15/28 250,316
880,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 8.750 05/01/29 838,773
1,500,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.500 05/30/29 1,446,512
876,000 (a) ION Platform Finance US Inc / ION Platform Finance SARL 9.000 08/01/29 841,039
729,000 (a) IQVIA Inc 5.000 05/15/27 729,245
550,000 (a) IQVIA Inc 6.500 05/15/30 569,731
2,638,000 (a) IQVIA Inc 6.250 06/01/32 2,740,750
847,000 (a) Iron Mountain Inc 4.875 09/15/27 846,506
985,000 (a) Iron Mountain Inc 5.250 03/15/28 984,719
328,000 (a) Iron Mountain Inc 5.000 07/15/28 327,280
969,000 (a) Iron Mountain Inc 7.000 02/15/29 995,680
2,240,000 (a) Iron Mountain Inc 4.875 09/15/29 2,211,538
1,530,000 (a) Iron Mountain Inc 5.250 07/15/30 1,515,003
1,295,000 (a) Iron Mountain Inc 4.500 02/15/31 1,237,525
764,000 (a) Iron Mountain Inc 5.625 07/15/32 754,428
1,452,000 (a) Iron Mountain Inc 6.250 01/15/33 1,467,233
876,000 (a) Iron Mountain Information Management Services Inc 5.000 07/15/32 837,795
768,000 (a) Ithaca Energy North Sea PLC 8.125 10/15/29 800,493
1,374,000 (a) ITT Holdings LLC 6.500 08/01/29 1,324,661
604,000 (a) Jacobs Entertainment Inc 6.750 02/15/29 596,341
753,000 (a) Jaguar Land Rover Automotive PLC 4.500 10/01/27 745,890
442,000 (a) Jaguar Land Rover Automotive PLC 5.875 01/15/28 441,909
448,000 (a) Jaguar Land Rover Automotive PLC 5.500 07/15/29 447,628
472,000 (a) James Hardie International Finance DAC 5.000 01/15/28 471,470
1,824,000 (a) Jazz Securities DAC 4.375 01/15/29 1,794,666
1,037,000 (a) JB Poindexter & Co Inc 8.750 12/15/31 1,077,246
2,407,000 (a) JetBlue Airways Corp / JetBlue Loyalty LP 9.875 09/20/31 2,417,511
360,000 (a) JW Aluminum Continuous Cast Co 10.250 04/01/30 374,590
495,000 (a) K Hovnanian Enterprises Inc 8.000 04/01/31 507,110
591,000 (a) K Hovnanian Enterprises Inc 8.375 10/01/33 603,999
612,000 (a) Kaiser Aluminum Corp 4.500 06/01/31 590,809
134,000 KB Home 6.875 06/15/27 136,809
364,000 KB Home 4.800 11/15/29 362,399
671,000 KB Home 7.250 07/15/30 690,709
459,000 KB Home 4.000 06/15/31 433,312
314,000 (a) KBR Inc 4.750 09/30/28 309,981
977,000 (a) Kedrion SpA 6.500 09/01/29 960,216
1,325,000 (a) KeHE Distributors LLC / KeHE Finance Corp / NextWave
Distribution Inc
9.000 02/15/29 1,388,289
467,000 (a) Ken Garff Automotive LLC 4.875 09/15/28 463,791
602,000 (a) KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America
LLC
4.750 06/01/27 602,905
2,127,000 (a) Kinetik Holdings LP 6.625 12/15/28 2,190,210
962,000 (a) Kinetik Holdings LP 5.875 06/15/30 973,483
674,000 (a) Kingpin Intermediate Holdings LLC 7.250 10/15/32 644,774
1,233,000 (a) Kioxia Holdings Corp 6.250 07/24/30 1,273,766

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,452,000 (a) Kioxia Holdings Corp 6.625% 07/24/33 $ 1,516,190
514,000 (a) Knife River Corp 7.750 05/01/31 535,202
1,005,000 (a) Kodiak Gas Services LLC 7.250 02/15/29 1,042,401
853,000 (a) Kodiak Gas Services LLC 6.500 10/01/33 873,713
722,000 (a) Kodiak Gas Services LLC 6.750 10/01/35 746,025
512,000 (a) Kohl's Corp 10.000 06/01/30 560,887
542,000 Kohl's Corp 5.125 05/01/31 463,999
533,000 Kohl's Corp 5.550 07/17/45 357,010
536,000 (a) Kontoor Brands Inc 4.125 11/15/29 508,438
465,000 (a) Korn Ferry 4.625 12/15/27 463,519
504,000 (a) Kraken Oil & Gas Partners LLC 7.625 08/15/29 503,672
606,000 Lamar Media Corp 3.750 02/15/28 594,924
357,000 Lamar Media Corp 4.875 01/15/29 357,036
943,000 Lamar Media Corp 4.000 02/15/30 911,671
668,000 Lamar Media Corp 3.625 01/15/31 630,818
503,000 (a) Lamar Media Corp 5.375 11/01/33 501,680
495,000 (a) Lamb Weston Holdings Inc 4.875 05/15/28 495,845
1,209,000 (a) Lamb Weston Holdings Inc 4.125 01/31/30 1,167,163
916,000 (a) Lamb Weston Holdings Inc 4.375 01/31/32 872,688
1,139,000 (a) LBM Acquisition LLC 9.500 06/15/31 1,199,503
1,409,000 (a) LCM Investments Holdings II LLC 4.875 05/01/29 1,388,407
831,000 (a) LCM Investments Holdings II LLC 8.250 08/01/31 875,423
2,259,000 (a) Level 3 Financing Inc 6.875 06/30/33 2,328,340
3,139,000 (a) Level 3 Financing Inc 7.000 03/31/34 3,250,996
590,000 (a) Levi Strauss & Co 3.500 03/01/31 551,749
557,000 (a) LGI Homes Inc 8.750 12/15/28 580,467
262,000 (a) LGI Homes Inc 4.000 07/15/29 240,447
531,000 (a) LGI Homes Inc 7.000 11/15/32 517,894
616,000 (a) Life Time Inc 6.000 11/15/31 631,579
1,224,000 (a) LifePoint Health Inc 9.875 08/15/30 1,313,150
985,000 (a) LifePoint Health Inc 11.000 10/15/30 1,074,218
922,000 (a) LifePoint Health Inc 8.375 02/15/32 1,001,836
455,000 (a) Light & Wonder International Inc 7.250 11/15/29 467,126
914,000 (a) Light & Wonder International Inc 7.500 09/01/31 956,452
1,134,000 (a) Light & Wonder International Inc 6.250 10/01/33 1,148,175
774,000 (a) Lindblad Expeditions LLC 7.000 09/15/30 808,007
325,000 (a) Lithia Motors Inc 4.625 12/15/27 324,384
1,087,000 (a) Lithia Motors Inc 3.875 06/01/29 1,051,537
728,000 (a) Lithia Motors Inc 5.500 10/01/30 731,234
702,000 (a) Lithia Motors Inc 4.375 01/15/31 675,721
1,099,000 (a) Live Nation Entertainment Inc 6.500 05/15/27 1,103,938
1,459,000 (a) Live Nation Entertainment Inc 4.750 10/15/27 1,458,549
592,000 (a) Live Nation Entertainment Inc 3.750 01/15/28 583,738
617,000 (a) LSB Industries Inc 6.250 10/15/28 617,663
240,000 (a) Lumen Technologies Inc 4.125 04/15/29 240,000
251,000 (a) Lumen Technologies Inc 4.125 04/15/30 251,000
311,000 (a) Lumen Technologies Inc 10.000 10/15/32 310,996
420,000 M/I Homes Inc 4.950 02/01/28 418,894
383,000 M/I Homes Inc 3.950 02/15/30 368,604
585,000 (a) Macy's Retail Holdings LLC 6.125 03/15/32 591,287
675,000 (a) Macy's Retail Holdings LLC 7.375 08/01/33 712,781
493,000 Macy's Retail Holdings LLC 4.500 12/15/34 444,036
245,000 Macy's Retail Holdings LLC 5.125 01/15/42 201,562
265,000 Macy's Retail Holdings LLC 4.300 02/15/43 192,190
853,000 (a) Madison IAQ LLC 4.125 06/30/28 842,781
553,000 (a) Magnera Corp 4.750 11/15/29 499,707
1,012,000 (a) Magnera Corp 7.250 11/15/31 956,353
482,000 (a) Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance
Corp
6.875 12/01/32 500,531
325,000 (a) Manitowoc Co Inc/The 9.250 10/01/31 352,985
443,000 Marriott Ownership Resorts Inc 4.750 01/15/28 437,036
622,000 (a) Marriott Ownership Resorts Inc 4.500 06/15/29 593,386

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 783,000 (a) Marriott Ownership Resorts Inc 6.500% 10/01/33 $ 745,019
815,000 (a) Martin Midstream Partners LP / Martin Midstream Finance Corp 11.500 02/15/28 847,600
876,000 (a) Masterbrand Inc 7.000 07/15/32 908,435
269,000 (a) Matador Resources Co 6.875 04/15/28 274,851
1,439,000 (a) Matador Resources Co 6.500 04/15/32 1,465,259
849,000 (a) Matador Resources Co 6.250 04/15/33 855,663
409,000 (a) Match Group Holdings II LLC 5.000 12/15/27 408,921
432,000 (a) Match Group Holdings II LLC 4.625 06/01/28 427,878
482,000 (a) Match Group Holdings II LLC 5.625 02/15/29 481,969
904,000 (a) Match Group Holdings II LLC 4.125 08/01/30 852,074
529,000 (a) Match Group Holdings II LLC 3.625 10/01/31 479,043
861,000 (a) Match Group Holdings II LLC 6.125 09/15/33 864,197
720,000 (a) Mattamy Group Corp 4.625 03/01/30 703,039
135,000 (a) Mattamy Group Corp 6.000 12/15/33 132,647
3,475,000 (a) Mauser Packaging Solutions Holding Co 7.875 04/15/30 3,540,156
469,000 (a) Maxam Prill Sarl 7.750 07/15/30 488,632
897,000 (a) McGraw-Hill Education Inc 5.750 08/01/28 900,975
825,000 (a) McGraw-Hill Education Inc 7.375 09/01/31 867,329
2,741,000 (a) Medline Borrower LP 5.250 10/01/29 2,745,736
610,000 (a) Mercer International Inc 12.875 10/01/28 445,980
1,009,000 Mercer International Inc 5.125 02/01/29 623,475
714,000 (a) Merlin Entertainments Group US Holdings Inc 7.375 02/15/31 604,554
649,000 Methanex Corp 5.125 10/15/27 650,846
1,111,000 Methanex Corp 5.250 12/15/29 1,117,416
371,000 Methanex Corp 5.650 12/01/44 333,401
595,000 (a) Methanex US Operations Inc 6.250 03/15/32 613,574
446,000 MGM Resorts International 5.500 04/15/27 448,838
787,000 MGM Resorts International 4.750 10/15/28 785,531
1,391,000 MGM Resorts International 6.125 09/15/29 1,422,722
1,058,000 MGM Resorts International 6.500 04/15/32 1,083,085
1,024,000 (a) Michaels Cos Inc/The 5.250 05/01/28 1,012,832
958,000 (a) Midcontinent Communications 8.000 08/15/32 921,758
921,000 (a) Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp 4.875 05/01/29 904,737
180,000 (a) Millicom International Cellular SA2028 2028 5.125 01/15/28 179,639
1,395,000 (a) Millicom International Cellular SA2029 2029 6.250 03/25/29 1,407,780
1,078,000 (a) Millicom International Cellular SA 4.500 04/27/31 1,003,717
1,200,000 (a) Millicom International Cellular SA 7.375 04/02/32 1,248,454
1,452,000 (a) Millrose Properties Inc 6.375 08/01/30 1,482,035
998,000 (a) Millrose Properties Inc 6.250 09/15/32 1,009,256
460,000 (a) Mineral Resources Ltd 8.000 11/01/27 470,406
3,382,000 (a) Mineral Resources Ltd 9.250 10/01/28 3,552,484
648,000 (a) Mineral Resources Ltd 8.500 05/01/30 671,741
633,000 (a) Mineral Resources Ltd 7.000 04/01/31 665,255
454,000 (a) Minerals Technologies Inc 5.000 07/01/28 450,595
946,000 (a) Miter Brands Acquisition Holdco Inc / MIWD Borrower LLC 6.750 04/01/32 971,602
514,000 (a) MIWD Holdco II LLC / MIWD Finance Corp 5.500 02/01/30 499,346
527,000 (a) Mobius Merger Sub Inc 9.000 06/01/30 311,022
880,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
8.250 04/15/30 917,532
970,000 (a) Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC
11.875 04/15/31 1,018,846
787,000 (a) Moog Inc 4.250 12/15/27 782,874
884,000 (a) Moss Creek Resources Holdings Inc 8.250 09/01/31 859,706
479,000 (a) Motion Finco Sarl 8.375 02/15/32 412,743
566,000 (a) Mueller Water Products Inc 4.000 06/15/29 550,830
600,000 Murphy Oil Corp 6.000 10/01/32 599,497
329,000 Murphy Oil Corp 5.875 12/01/42 288,293
426,000 Murphy Oil USA Inc 5.625 05/01/27 426,180
510,000 Murphy Oil USA Inc 4.750 09/15/29 507,504
627,000 (a) Murphy Oil USA Inc 3.750 02/15/31 588,937
457,000 (a) Nabors Industries Inc 9.125 01/31/30 482,606
1,090,000 (a) Nabors Industries Inc 8.875 08/15/31 1,108,340

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 250,000 (a) Nabors Industries Inc 7.625% 11/15/32 $ 254,676
1,550,000 (a) National Mentor Holdings Inc 10.500 12/15/30 1,601,591
621,000 (a) NCL Corp Ltd 7.750 02/15/29 663,656
442,000 (a) NCL Corp Ltd 6.250 03/01/30 451,751
1,457,000 (a) NCL Corp Ltd 5.875 01/15/31 1,460,988
2,013,000 (a) NCL Corp Ltd 6.750 02/01/32 2,062,934
1,520,000 (a) NCL Corp Ltd 6.250 09/15/33 1,528,398
446,000 (a) NCL Finance Ltd 6.125 03/15/28 458,448
1,614,000 (a) NCR Atleos Corp 9.500 04/01/29 1,729,750
621,000 (a) NCR Voyix Corp 5.000 10/01/28 612,974
556,000 (a) NCR Voyix Corp 5.125 04/15/29 547,948
375,000 (a) Neogen Food Safety Corp 8.625 07/20/30 399,774
3,181,000 (a) Neptune Bidco US Inc 9.290 04/15/29 3,266,270
1,465,000 (a) Neptune Bidco US Inc 10.375 05/15/31 1,548,935
1,400,000 (a) Neptune Bidco US Inc 9.500 02/15/33 1,425,573
1,118,000 (a) NESCO Holdings II Inc 5.500 04/15/29 1,101,677
686,000 (a) New Enterprise Stone & Lime Co Inc 5.250 07/15/28 686,184
691,000 (a) New Flyer Holdings Inc 9.250 07/01/30 744,467
395,000 (a) New Gold Inc 6.875 04/01/32 419,658
950,000 (a) New Home Co Inc/The 9.250 10/01/29 1,001,043
215,000 (a) New Home Co Inc/The 8.500 11/01/30 223,954
630,000 Newell Brands Inc 6.375 09/15/27 635,317
1,318,000 (a) Newell Brands Inc 8.500 06/01/28 1,381,851
567,000 Newell Brands Inc 6.625 09/15/29 567,602
851,000 Newell Brands Inc 6.375 05/15/30 841,154
1,197,000 Newell Brands Inc 6.625 05/15/32 1,172,263
347,000 Newell Brands Inc 7.375 04/01/36 335,717
699,000 Newell Brands Inc 7.000 04/01/46 590,247
571,000 Newmark Group Inc 7.500 01/12/29 606,687
1,846,000 (a) Nexstar Media Inc 5.625 07/15/27 1,846,473
1,425,000 (a) Nexstar Media Inc 4.750 11/01/28 1,416,396
1,099,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.125 02/15/29 1,140,464
1,616,000 (a) NGL Energy Operating LLC / NGL Energy Finance Corp 8.375 02/15/32 1,691,399
543,000 (a) Nissan Motor Acceptance Co LLC 5.300 09/13/27 544,153
549,000 (a) Nissan Motor Acceptance Co LLC 2.750 03/09/28 522,253
396,000 (a) Nissan Motor Acceptance Co LLC 2.450 09/15/28 368,348
707,000 (a) Nissan Motor Acceptance Co LLC 7.050 09/15/28 733,073
1,008,000 (a) Nissan Motor Acceptance Co LLC 5.625 09/29/28 1,011,456
419,000 (a) Nissan Motor Acceptance Co LLC 5.550 09/13/29 416,518
1,355,000 (a) Nissan Motor Acceptance Co LLC 6.125 09/30/30 1,351,239
2,830,000 (a) Nissan Motor Co Ltd 4.345 09/17/27 2,799,184
2,211,000 (a) Nissan Motor Co Ltd 7.500 07/17/30 2,321,491
2,884,000 (a) Nissan Motor Co Ltd 4.810 09/17/30 2,722,626
803,000 (a) Nissan Motor Co Ltd 7.750 07/17/32 847,468
1,363,000 (a) Nissan Motor Co Ltd 8.125 07/17/35 1,455,578
1,603,000 (a) Noble Finance II LLC 8.000 04/15/30 1,671,055
507,000 Nordstrom Inc 4.000 03/15/27 500,958
251,000 Nordstrom Inc 6.950 03/15/28 258,719
580,000 Nordstrom Inc 4.375 04/01/30 553,723
648,000 Nordstrom Inc 4.250 08/01/31 599,305
1,077,000 Nordstrom Inc 5.000 01/15/44 799,860
668,000 (a) Northern Oil & Gas Inc 8.750 06/15/31 690,538
810,000 (a) Northern Oil & Gas Inc 7.875 10/15/33 817,791
773,000 (a) Northriver Midstream Finance LP 6.750 07/15/32 786,459
250,000 (a) NOVA Chemicals Corp 8.500 11/15/28 261,122
1,426,000 (a) NOVA Chemicals Corp 4.250 05/15/29 1,390,499
675,000 (a) NOVA Chemicals Corp 9.000 02/15/30 719,840
999,000 (a) NOVA Chemicals Corp 7.000 12/01/31 1,066,369
1,790,000 (a) Novelis Corp 4.750 01/30/30 1,735,101
824,000 (a) Novelis Corp 6.875 01/30/30 854,036
692,000 (a) Novelis Corp 3.875 08/15/31 633,227
1,384,000 (a) Novelis Corp 6.375 08/15/33 1,409,791

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 293,000 (a) Nufarm Australia Ltd / Nufarm Americas Inc 5.000% 01/27/30 $ 269,971
692,000 NuStar Logistics LP 5.625 04/28/27 698,918
738,000 NuStar Logistics LP 6.375 10/01/30 773,240
300,000 Oceaneering International Inc 6.000 02/01/28 304,825
528,000 (a) Odeon Finco PLC 12.750 11/01/27 541,750
504,000 (a) OI European Group BV 4.750 02/15/30 487,718
611,000 Olin Corp 5.625 08/01/29 612,662
789,000 Olin Corp 5.000 02/01/30 769,320
753,000 (a) Olin Corp 6.625 04/01/33 737,876
809,000 (a) Olympus Water US Holding Corp 4.250 10/01/28 786,310
1,764,000 (a) Olympus Water US Holding Corp 7.250 06/15/31 1,808,183
1,696,000 (a) Olympus Water US Holding Corp 7.250 02/15/33 1,689,400
708,000 (a) ON Semiconductor Corp 3.875 09/01/28 693,691
667,000 (a) OneSky Flight LLC 8.875 12/15/29 713,179
566,000 (a) Ontario Gaming GTA LP/OTG Co-Issuer Inc 8.000 08/01/30 543,574
1,463,000 (a) Opal Bidco SAS 6.500 03/31/32 1,492,877
875,000 (a) Open Text Corp 3.875 02/15/28 847,010
1,047,000 (a) Open Text Corp 3.875 12/01/29 971,804
1,304,000 (a) Open Text Holdings Inc 4.125 02/15/30 1,211,299
775,000 (a) Open Text Holdings Inc 4.125 12/01/31 696,236
617,000 (a) Option Care Health Inc 4.375 10/31/29 603,806
2,503,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125 04/30/28 2,454,991
1,952,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 5.125 04/30/31 1,772,715
649,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 6.750 05/15/34 634,191
876,000 (a) Organon & Co / Organon Foreign Debt Co-Issuer BV 7.875 05/15/34 823,470
443,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 5.000 08/15/27 442,909
513,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.250 01/15/29 500,726
681,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 4.625 03/15/30 664,969
867,000 (a) Outfront Media Capital LLC / Outfront Media Capital Corp 7.375 02/15/31 913,095
629,000 (a) Owens & Minor Inc 4.500 03/31/29 413,841
784,000 (a) Owens & Minor Inc 6.625 04/01/30 440,985
675,000 (a) Owens-Brockway Glass Container Inc 6.625 05/13/27 676,943
944,000 (a) Owens-Brockway Glass Container Inc 7.250 05/15/31 960,749
272,000 (a) Owens-Brockway Glass Container Inc 7.375 06/01/32 277,416
483,000 (a) Pagaya US Holdings Co LLC 8.875 08/01/30 430,980
461,000 (a) Papa John's International Inc 3.875 09/15/29 440,187
599,000 (a) Paradigm Parent LLC and Paradigm Parent CO-Issuer Inc 8.750 04/17/32 534,607
892,000 Paramount Global 6.250 02/28/57 810,605
991,000 Paramount Global 6.375 03/30/62 931,936
970,000 (a) Park River Holdings Inc 8.000 03/15/31 999,552
416,000 (a) Park-Ohio Industries Inc 8.500 08/01/30 427,207
404,000 (a) Patrick Industries Inc 4.750 05/01/29 399,914
621,000 (a) Patrick Industries Inc 6.375 11/01/32 635,579
324,000 (a) Paysafe Finance PLC / Paysafe Holdings US Corp 4.000 06/15/29 289,270
960,000 PBF Holding Co LLC / PBF Finance Corp 6.000 02/15/28 958,583
796,000 (a) PBF Holding Co LLC / PBF Finance Corp 9.875 03/15/30 844,133
861,000 (a) PBF Holding Co LLC / PBF Finance Corp 7.875 09/15/30 862,164
508,000 (a) Pediatrix Medical Group Inc 5.375 02/15/30 507,962
532,000 (a) Penn Entertainment Inc 5.625 01/15/27 531,018
390,000 (a) Penn Entertainment Inc 4.125 07/01/29 361,933
625,000 Penske Automotive Group Inc 3.750 06/15/29 603,877
325,000 (a) Perenti Finance Pty Ltd 7.500 04/26/29 337,460
1,223,000 (a) Performance Food Group Inc 5.500 10/15/27 1,223,663
983,000 (a) Performance Food Group Inc 4.250 08/01/29 962,507
1,520,000 (a) Performance Food Group Inc 6.125 09/15/32 1,561,128
750,000 (a) PERIMETER HOL 6.250 01/15/34 750,030
345,000 (a) Permian Resources Operating LLC 8.000 04/15/27 348,137
405,000 (a) Permian Resources Operating LLC 5.875 07/01/29 406,360
873,000 (a) Permian Resources Operating LLC 9.875 07/15/31 936,394
1,441,000 (a) Permian Resources Operating LLC 7.000 01/15/32 1,510,602
1,242,000 (a) Permian Resources Operating LLC 6.250 02/01/33 1,279,448
656,000 Perrigo Finance Unlimited Co 5.150 06/15/30 636,295

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,079,000 Perrigo Finance Unlimited Co 6.125% 09/30/32 $ 1,061,226
400,000 Perrigo Finance Unlimited Co 4.900 12/15/44 315,244
2,361,000 (a) PetSmart Inc / PetSmart Finance Corp 7.500 09/15/32 2,421,113
500,000 (a) Phinia Inc 6.750 04/15/29 516,864
691,000 (a) Phinia Inc 6.625 10/15/32 719,364
1,083,000 Pilgrim's Pride Corp 4.250 04/15/31 1,055,708
1,156,000 Pilgrim's Pride Corp 3.500 03/01/32 1,068,400
1,038,000 Pilgrim's Pride Corp 6.250 07/01/33 1,109,615
676,000 Pilgrim's Pride Corp 6.875 05/15/34 747,813
239,000 (a) Pitney Bowes Inc 6.875 03/15/27 238,669
420,000 (a) Pitney Bowes Inc 7.250 03/15/29 424,105
1,389,000 (a) Post Holdings Inc 4.625 04/15/30 1,356,375
1,045,000 (a) Post Holdings Inc 4.500 09/15/31 989,996
1,468,000 (a) Post Holdings Inc 6.250 02/15/32 1,507,350
1,640,000 (a) Post Holdings Inc 6.375 03/01/33 1,652,576
944,000 (a) Post Holdings Inc 6.250 10/15/34 950,755
1,550,000 (a) Post Holdings Inc 6.500 03/15/36 1,551,401
555,000 (a) Prairie Acquiror LP 9.000 08/01/29 575,647
449,000 (a) Precision Drilling Corp 6.875 01/15/29 454,094
386,000 (a) Prestige Brands Inc 5.125 01/15/28 386,146
817,000 (a) Prestige Brands Inc 3.750 04/01/31 763,671
1,807,000 (a) Prime Healthcare Services Inc 9.375 09/01/29 1,881,539
1,170,000 (a) Prime Security Services Borrower LLC / Prime Finance Inc 3.375 08/31/27 1,146,056
924,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 6.250 04/01/29 924,770
848,000 (a) Primo Water Holdings Inc / Triton Water Holdings Inc 4.375 04/30/29 829,046
498,000 (a) PTC Inc 4.000 02/15/28 490,743
1,075,000 (a) Qnity Electronics Inc 5.750 08/15/32 1,095,118
1,044,000 (a) Qnity Electronics Inc 6.250 08/15/33 1,077,506
4,818,000 (a) Quikrete Holdings Inc 6.375 03/01/32 4,996,707
1,961,000 (a) Quikrete Holdings Inc 6.750 03/01/33 2,037,220
2,752,000 (a) QXO Building Products Inc 6.750 04/30/32 2,835,881
1,091,000 (a) Radiology Partners Inc 8.500 07/15/32 1,145,517
400,000 (a) Railworks Holdings LP / Railworks Rally Inc 8.250 11/15/28 406,206
1,580,000 (a) Rain Carbon Inc 12.250 09/01/29 1,678,819
2,539,000 (a) Rakuten Group Inc 11.250 02/15/27 2,704,687
2,278,000 (a) Rakuten Group Inc 9.750 04/15/29 2,552,166
671,000 (a),(b) Rakuten Group Inc 8.125 N/A 694,476
1,148,000 (a),(b) Rakuten Group Inc 6.250 N/A 1,109,934
1,057,000 (a) Rand Parent LLC 8.500 02/15/30 1,104,576
550,000 (a) Range Resources Corp 4.750 02/15/30 542,454
1,632,000 (a) Raven Acquisition Holdings LLC 6.875 11/15/31 1,635,468
452,000 (a) RB Global Holdings Inc 6.750 03/15/28 460,399
1,127,000 (a) RB Global Holdings Inc 7.750 03/15/31 1,174,770
311,000 (a) Resideo Funding Inc 4.000 09/01/29 299,578
832,000 (a) Resideo Funding Inc 6.500 07/15/32 845,113
1,060,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/16/29 967,115
719,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 8.450 07/27/30 730,595
344,000 (a) Resorts World Las Vegas LLC / RWLV Capital Inc 4.625 04/06/31 294,745
938,000 (a) Reworld Holding Corp 4.875 12/01/29 908,055
296,000 (a) RingCentral Inc 8.500 08/15/30 310,773
698,000 (a) Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp 6.625 02/01/33 710,454
711,000 (a) Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp 6.250 10/15/30 721,777
1,191,000 (a) ROBLOX Corp 3.875 05/01/30 1,139,519
966,000 (a) Rocket Software Inc 9.000 11/28/28 963,589
550,000 (a) Rockies Express Pipeline LLC 4.950 07/15/29 548,291
434,000 (a) Rockies Express Pipeline LLC 4.800 05/15/30 427,671
780,000 (a) Rockies Express Pipeline LLC 6.750 03/15/33 822,736
331,000 (a) Rockies Express Pipeline LLC 7.500 07/15/38 362,326
527,000 (a) Rockies Express Pipeline LLC 6.875 04/15/40 539,504
1,670,000 Rogers Communications Inc 7.000 04/15/55 1,732,244
1,124,000 Rogers Communications Inc 7.125 04/15/55 1,178,680
689,000 (a) Rogers Communications Inc 5.250 03/15/82 688,286

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 635,000 (a) Roller Bearing Co of America Inc 4.375% 10/15/29 $ 625,314
1,283,000 (a) RR Donnelley & Sons Co 9.500 08/01/29 1,335,216
581,000 (a) RR Donnelley & Sons Co 10.875 08/01/29 595,524
361,000 (a) RXO Inc 7.500 11/15/27 367,956
711,000 (a) S&S Holdings LLC 8.375 10/01/31 677,892
400,000 (a) Sabre Financial Borrower LLC 11.125 06/15/29 404,544
469,000 (a) Sabre GLBL Inc 10.750 11/15/29 382,788
976,000 (a) Sabre GLBL Inc 10.750 03/15/30 783,240
2,203,000 (a) Sabre GLBL Inc 11.125 07/15/30 1,781,676
335,000 Safeway Inc 7.250 02/01/31 363,119
770,000 Sally Holdings LLC / Sally Capital Inc 6.750 03/01/32 798,109
484,000 (a) Saturn Oil & Gas Inc 9.625 06/15/29 495,158
1,827,000 SBA Communications Corp 3.875 02/15/27 1,813,457
1,761,000 SBA Communications Corp 3.125 02/01/29 1,681,952
502,000 (a) Science Applications International Corp 4.875 04/01/28 500,729
583,000 (a) Science Applications International Corp 5.875 11/01/33 587,587
1,302,000 (a) SCIH Salt Holdings Inc 4.875 05/01/28 1,298,838
400,000 Scotts Miracle-Gro Co/The 5.250 12/15/26 399,883
482,000 Scotts Miracle-Gro Co/The 4.500 10/15/29 474,599
622,000 Scotts Miracle-Gro Co/The 4.000 04/01/31 585,506
375,000 Scotts Miracle-Gro Co/The 4.375 02/01/32 353,520
671,000 (a) Scripps Escrow II Inc 3.875 01/15/29 619,269
698,000 (a) Seadrill Finance Ltd 8.375 08/01/30 731,216
449,000 (a) Seagate Data Storage Technology Pte Ltd 4.091 06/01/29 440,097
495,000 (a) Seagate Data Storage Technology Pte Ltd 8.250 12/15/29 522,856
621,000 (a) Seagate Data Storage Technology Pte Ltd 5.875 07/15/30 639,741
608,000 (a) Seagate Data Storage Technology Pte Ltd 8.500 07/15/31 643,380
808,000 (a) Seagate Data Storage Technology Pte Ltd 9.625 12/01/32 913,375
395,000 (a) Seagate Data Storage Technology Pte Ltd 5.750 12/01/34 403,415
591,000 (a) Sealed Air Corp 4.000 12/01/27 588,753
577,000 (a) Sealed Air Corp 5.000 04/15/29 580,797
674,000 (a) Sealed Air Corp 6.500 07/15/32 699,710
428,000 (a) Sealed Air Corp 6.875 07/15/33 449,962
590,000 (a) Sealed Air Corp/Sealed Air Corp US 6.125 02/01/28 598,806
798,000 (a) Sealed Air Corp/Sealed Air Corp US 7.250 02/15/31 830,940
872,000 (a) SeaWorld Parks & Entertainment Inc 5.250 08/15/29 852,483
818,000 (a) Select Medical Corp 6.250 12/01/32 793,856
1,500,000 (a) Sensata Technologies BV 4.000 04/15/29 1,468,539
400,000 (a) Sensata Technologies Inc 4.375 02/15/30 391,134
974,000 (a) Sensata Technologies Inc 3.750 02/15/31 912,745
911,000 (a) Sensata Technologies Inc 6.625 05/31/32 951,669
800,000 Service Corp International/US 4.625 12/15/27 799,016
680,000 Service Corp International/US 5.125 06/01/29 684,162
969,000 Service Corp International/US 3.375 08/15/30 906,457
1,136,000 Service Corp International/US 4.000 05/15/31 1,081,041
1,021,000 Service Corp International/US 5.750 10/15/32 1,037,196
609,000 (a) SESI LLC 7.875 09/30/30 614,070
444,000 Shea Homes LP / Shea Homes Funding Corp 4.750 02/15/28 443,161
467,000 Shea Homes LP / Shea Homes Funding Corp 4.750 04/01/29 460,891
1,954,000 (a) Shift4 Payments LLC / Shift4 Payments Finance Sub Inc 6.750 08/15/32 1,993,455
681,000 Silgan Holdings Inc 4.125 02/01/28 674,945
1,017,000 (a) Simmons Foods Inc/Simmons Prepared Foods Inc/Simmons Pet
Food Inc/Simmons Feed
4.625 03/01/29 980,166
1,619,000 (a) Sinclair Television Group Inc 8.125 02/15/33 1,674,726
1,318,000 (a) Sirius XM Radio LLC 5.000 08/01/27 1,315,709
3,106,000 (a) Sirius XM Radio LLC 4.000 07/15/28 3,034,002
1,518,000 (a) Sirius XM Radio LLC 5.500 07/01/29 1,524,796
1,782,000 (a) Sirius XM Radio LLC 4.125 07/01/30 1,680,460
1,496,000 (a) Sirius XM Radio LLC 3.875 09/01/31 1,366,378
1,006,000 (a) SIX FLAGS ENTERTAINMENT 6.625 05/01/32 1,027,974
442,000 (a) Six Flags Entertainment Corp 5.500 04/15/27 441,779
935,000 Six Flags Entertainment Corp 7.250 05/15/31 922,723

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 446,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.375% 04/15/27 $ 446,043
451,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
6.500 10/01/28 450,463
969,000 Six Flags Entertainment Corp / Canada's Wonderland Co /
Magnum Management Corp
5.250 07/15/29 930,439
1,150,000 (a) SIX FLAGS/CAN WON/MILLEN 8.625 01/15/32 1,173,517
771,000 (a) SK Invictus Intermediate II Sarl 5.000 10/30/29 758,664
559,000 SM Energy Co 6.625 01/15/27 559,574
1,255,000 (a) SM Energy Co 8.375 07/01/28 1,291,769
349,000 SM Energy Co 6.500 07/15/28 353,091
1,053,000 (a) SM Energy Co 6.750 08/01/29 1,064,986
1,126,000 (a) SM Energy Co 8.625 11/01/30 1,190,887
2,008,000 (a) SM Energy Co 8.750 07/01/31 2,109,119
896,000 (a) SM Energy Co 7.000 08/01/32 898,296
1,079,000 (a) SM Energy Co 9.625 06/15/33 1,180,088
1,059,000 (a) Smyrna Ready Mix Concrete LLC 6.000 11/01/28 1,062,307
1,610,000 (a) Smyrna Ready Mix Concrete LLC 8.875 11/15/31 1,716,413
1,705,000 (a) Snap Inc 6.875 03/01/33 1,749,594
726,000 (a) Snap Inc 6.875 03/15/34 741,336
289,000 (a) SNF Group SACA 3.125 03/15/27 284,083
350,000 (a) SNF Group SACA 3.375 03/15/30 329,108
1,111,000 (a) Solstice Advanced Materials Inc 5.625 09/30/33 1,116,873
994,000 (a) Somnigroup International Inc 4.000 04/15/29 964,339
931,000 (a) Somnigroup International Inc 3.875 10/15/31 868,761
764,000 (a) Sonic Automotive Inc 4.625 11/15/29 750,807
673,000 (a) Sonic Automotive Inc 4.875 11/15/31 648,915
974,000 (a) Sotera Health Holdings LLC 7.375 06/01/31 1,024,857
989,000 (a) Sotheby's 7.375 10/15/27 985,164
333,000 (a) Sotheby's/Bidfair Holdings Inc 5.875 06/01/29 319,314
724,000 South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 765,338
510,000 South Bow Canadian Infrastructure Holdings Ltd 7.625 03/01/55 531,664
662,000 (a) Specialty Building Products Holdings LLC / SBP Finance Corp 7.750 10/15/29 659,803
334,000 (a) Speedway Motorsports LLC / Speedway Funding II Inc 4.875 11/01/27 333,483
1,972,000 (a) SS&C Technologies Inc 5.500 09/30/27 1,970,294
1,095,000 (a) SS&C Technologies Inc 6.500 06/01/32 1,130,504
1,262,000 (a) Stagwell Global LLC 5.625 08/15/29 1,223,715
1,357,000 (a) Standard Building Solutions Inc 6.500 08/15/32 1,399,253
1,241,000 (a) Standard Building Solutions Inc 6.250 08/01/33 1,268,497
922,000 (a) Standard Industries Inc/NY 4.750 01/15/28 917,180
1,878,000 (a) Standard Industries Inc/NY 4.375 07/15/30 1,811,728
1,782,000 (a) Standard Industries Inc/NY 3.375 01/15/31 1,644,500
2,982,000 (a) Staples Inc 10.750 09/01/29 2,930,210
425,000 (a) Star Holding LLC 8.750 08/01/31 426,038
976,000 (a) Star Leasing Co LLC 7.625 02/15/30 934,028
1,211,000 (a) Star Parent Inc 9.000 10/01/30 1,278,177
655,000 (a) Station Casinos LLC 4.500 02/15/28 652,009
556,000 (a) Station Casinos LLC 4.625 12/01/31 533,761
799,000 (a) Station Casinos LLC 6.625 03/15/32 817,242
1,041,000 (a) Stena International SA 7.250 01/15/31 1,069,547
524,000 (a) Stena International SA 7.625 02/15/31 542,295
1,400,000 (a) STL Holding Co LLC 8.750 02/15/29 1,472,211
1,718,000 (a) StoneMor Inc 8.500 05/15/29 1,681,575
624,000 (a) Stonepeak Nile Parent LLC 7.250 03/15/32 659,190
762,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 5.000 06/01/31 731,853
700,000 (a) Suburban Propane Partners LP/Suburban Energy Finance Corp 6.500 12/15/35 696,394
932,000 (a) Summit Midstream Holdings LLC 8.625 10/31/29 973,717
493,000 (a) SunCoke Energy Inc 4.875 06/30/29 464,888
292,000 (a) Sunoco LP 5.875 07/15/27 292,242
628,000 (a) Sunoco LP 7.000 05/01/29 653,014
300,000 (a) Sunoco LP 4.500 10/01/29 293,582
314,000 (a) Sunoco LP 4.625 05/01/30 306,174

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,080,000 (a) Sunoco LP 5.625% 03/31/31 $ 1,086,619
2,603,000 (a) Sunoco LP 7.250 05/01/32 2,752,990
345,000 (a) Sunoco LP 6.625 08/15/32 355,809
1,694,000 (a) Sunoco LP 6.250 07/01/33 1,737,739
1,204,000 (a) Sunoco LP 5.875 03/15/34 1,207,206
331,000 Sunoco LP / Sunoco Finance Corp 6.000 04/15/27 331,342
1,056,000 Sunoco LP / Sunoco Finance Corp 5.875 03/15/28 1,056,039
226,000 (a) Sunoco LP / Sunoco Finance Corp 7.000 09/15/28 233,328
893,000 Sunoco LP / Sunoco Finance Corp 4.500 05/15/29 878,955
949,000 Sunoco LP / Sunoco Finance Corp 4.500 04/30/30 926,624
1,472,000 (a) Sunrise FinCo I BV 4.875 07/15/31 1,409,911
586,000 (a) Superior Plus LP / Superior General Partner Inc 4.500 03/15/29 572,563
451,000 (a) Synaptics Inc 4.000 06/15/29 436,947
725,000 (a) Synergy Infrastructure Holdings LLC 7.875 12/01/30 756,274
628,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 5.500 01/15/28 627,783
905,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 7.375 02/15/29 938,188
872,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 12/31/30 884,884
1,006,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.000 09/01/31 1,012,356
736,000 (a) Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6.750 03/15/34 749,035
881,000 (a) Talos Production Inc 9.000 02/01/29 917,958
642,000 (a) Talos Production Inc 9.375 02/01/31 680,103
577,000 (a) Taseko Mines Ltd 8.250 05/01/30 612,452
702,000 (a) Taylor Morrison Communities Inc 5.750 01/15/28 715,408
1,092,000 (a) Taylor Morrison Communities Inc 5.125 08/01/30 1,098,977
1,117,000 (a) Team Health Holdings Inc 8.375 06/30/28 1,130,594
1,049,000 TEGNA Inc 4.625 03/15/28 1,041,702
1,383,000 TEGNA Inc 5.000 09/15/29 1,373,374
1,200,000 (a) Teine Energy Ltd 6.875 04/15/29 1,200,936
552,000 Telecom Italia Capital SA 6.375 11/15/33 579,098
557,000 Telecom Italia Capital SA 6.000 09/30/34 570,661
551,000 Telecom Italia Capital SA 7.200 07/18/36 597,349
732,000 Telecom Italia Capital SA 7.721 06/04/38 817,809
646,000 Teleflex Inc 4.625 11/15/27 642,458
579,000 (a) Teleflex Inc 4.250 06/01/28 570,962
818,000 TELUS Corp 6.625 10/15/55 836,593
1,024,000 TELUS Corp 7.000 10/15/55 1,070,937
650,000 TELUS Corp 6.375 06/09/56 656,718
600,000 TELUS Corp 6.625 06/09/56 602,681
282,000 Tenet Healthcare Corp 5.125 11/01/27 282,077
765,000 Tenet Healthcare Corp 4.625 06/15/28 762,864
1,051,000 Tenet Healthcare Corp 6.125 10/01/28 1,052,077
2,915,000 Tenet Healthcare Corp 4.250 06/01/29 2,864,640
2,350,000 Tenet Healthcare Corp 4.375 01/15/30 2,309,222
2,546,000 Tenet Healthcare Corp 6.125 06/15/30 2,598,216
2,211,000 Tenet Healthcare Corp 6.750 05/15/31 2,296,462
1,012,000 Tenet Healthcare Corp 6.875 11/15/31 1,105,996
1,400,000 (a) Tenet Healthcare Corp 5.500 11/15/32 1,414,414
1,075,000 (a) Tenet Healthcare Corp 6.000 11/15/33 1,106,209
2,338,000 (a) Tenneco Inc 8.000 11/17/28 2,351,913
710,000 (a) Terex Corp 5.000 05/15/29 707,754
969,000 (a) Terex Corp 6.250 10/15/32 992,168
800,000 (a) TGNR Intermediate Holdings LLC 5.500 10/15/29 791,645
592,000 (a) TGS ASA 8.500 01/15/30 622,704
645,000 (a) Thor Industries Inc 4.000 10/15/29 619,961
744,000 (a) Tidewater Inc 9.125 07/15/30 804,771
409,000 Titan International Inc 7.000 04/30/28 410,786
1,877,000 (a) TK Elevator US Newco Inc 5.250 07/15/27 1,877,546
560,000 (a) TKC Holdings Inc 6.875 05/15/28 563,879
446,000 (a) TMS International Corp/DE 6.250 04/15/29 434,850
460,000 (a) TopBuild Corp 3.625 03/15/29 445,505
525,000 (a) TopBuild Corp 4.125 02/15/32 499,021
1,033,000 (a) TopBuild Corp 5.625 01/31/34 1,042,305

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,882,000 (a) TransDigm Inc 6.750% 08/15/28 $ 1,913,672
1,306,000 TransDigm Inc 4.625 01/15/29 1,298,106
2,716,000 (a) TransDigm Inc 6.375 03/01/29 2,792,931
1,006,000 TransDigm Inc 4.875 05/01/29 1,004,159
1,458,000 (a) TransDigm Inc 6.875 12/15/30 1,518,631
1,231,000 (a) TransDigm Inc 7.125 12/01/31 1,290,961
3,005,000 (a) TransDigm Inc 6.625 03/01/32 3,107,089
3,488,000 (a) TransDigm Inc 6.000 01/15/33 3,553,899
2,989,000 (a) TransDigm Inc 6.375 05/31/33 3,042,838
621,000 (a) TransDigm Inc 6.250 01/31/34 641,784
2,370,000 (a) TransDigm Inc 6.750 01/31/34 2,452,988
1,293,000 (a) Transocean International Ltd 8.750 02/15/30 1,347,867
1,017,000 (a) Transocean International Ltd 7.875 10/15/32 1,072,768
428,000 (a) Transocean Titan Financing Ltd 8.375 02/01/28 436,849
425,000 Travel + Leisure Co 6.000 04/01/27 430,328
758,000 (a) Travel + Leisure Co 4.500 12/01/29 738,911
522,000 (a) Travel + Leisure Co 4.625 03/01/30 509,475
707,000 (a) Travel + Leisure Co 6.125 09/01/33 714,510
371,000 Tri Pointe Homes Inc 5.250 06/01/27 372,064
452,000 Tri Pointe Homes Inc 5.700 06/15/28 456,882
552,000 (a) TriMas Corp 4.125 04/15/29 538,132
581,000 (a) TriNet Group Inc 3.500 03/01/29 549,096
511,000 (a) TriNet Group Inc 7.125 08/15/31 525,734
732,000 (a) Trinity Industries Inc 7.750 07/15/28 755,578
653,000 (a) Trivium Packaging Finance BV 8.250 07/15/30 696,799
1,286,000 (a) Tronox Inc 4.625 03/15/29 988,462
513,000 (a) Tronox Inc 9.125 09/30/30 506,122
535,000 (a) TTM Technologies Inc 4.000 03/01/29 519,687
400,000 (a) Turning Point Brands Inc 7.625 03/15/32 429,054
484,000 (a) Tutor Perini Corp 11.875 04/30/29 534,340
544,000 Twilio Inc 3.625 03/15/29 520,934
609,000 Twilio Inc 3.875 03/15/31 575,505
3,064,000 (a) UKG Inc 6.875 02/01/31 3,061,530
476,000 (a) Under Armour Inc 7.250 07/15/30 486,126
792,000 (a) Unisys Corp 10.625 01/15/31 750,080
165,000 United Airlines Holdings Inc 5.375 03/01/31 166,639
673,000 United Rentals North America Inc 3.875 11/15/27 667,374
1,373,000 United Rentals North America Inc 4.875 01/15/28 1,373,302
1,966,000 United Rentals North America Inc 5.250 01/15/30 1,987,250
1,875,000 United Rentals North America Inc 4.000 07/15/30 1,811,646
1,180,000 United Rentals North America Inc 3.875 02/15/31 1,124,886
842,000 United Rentals North America Inc 3.750 01/15/32 786,822
900,000 (a) United Rentals North America Inc 5.375 11/15/33 899,471
1,394,000 (a) United Rentals North America Inc 6.125 03/15/34 1,448,428
576,000 United States Steel Corp 6.875 03/01/29 577,676
324,000 United States Steel Corp 6.650 06/01/37 341,104
671,000 (a) Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 4.750 04/15/28 669,542
379,000 (a) Universal Entertainment Corp 9.875 08/01/29 372,066
1,425,000 Univision Communications Inc 8.000 08/15/28 1,470,596
1,038,000 (a) Univision Communications Inc 4.500 05/01/29 991,450
1,264,000 (a) Univision Communications Inc 7.375 06/30/30 1,280,563
1,572,000 (a) Univision Communications Inc 8.500 07/31/31 1,639,371
2,173,000 (a) Univision Communications Inc 9.375 08/01/32 2,339,573
558,000 (a) Upbound Group Inc 6.375 02/15/29 552,940
1,261,000 (a) US Acute Care Solutions LLC 9.750 05/15/29 1,266,522
928,000 (a) US Foods Inc 6.875 09/15/28 957,109
862,000 (a) US Foods Inc 4.750 02/15/29 858,548
627,000 (a) US Foods Inc 4.625 06/01/30 617,620
519,000 (a) US Foods Inc 7.250 01/15/32 544,541
728,000 (a) US Foods Inc 5.750 04/15/33 740,587
1,059,000 (a) USA Compression Partners LP / USA Compression Finance Corp 7.125 03/15/29 1,096,509
1,119,000 (a) USA Compression Partners LP / USA Compression Finance Corp 6.250 10/01/33 1,133,544

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 509,000 (a) Vail Resorts Inc 5.625% 07/15/30 $ 516,953
815,000 (a) Vail Resorts Inc 6.500 05/15/32 844,628
1,254,000 (a) Valaris Ltd 8.375 04/30/30 1,310,317
609,000 (a) Valvoline Inc 3.625 06/15/31 559,360
481,000 (a) Varex Imaging Corp 7.875 10/15/27 489,426
660,000 (a) Velocity Vehicle Group LLC 8.000 06/01/29 645,983
1,638,000 (a) Venture Global Calcasieu Pass LLC 3.875 08/15/29 1,556,132
987,000 (a) Venture Global Calcasieu Pass LLC 6.250 01/15/30 1,011,392
1,866,000 (a) Venture Global Calcasieu Pass LLC 4.125 08/15/31 1,721,832
1,449,000 (a) Venture Global Calcasieu Pass LLC 3.875 11/01/33 1,257,362
2,295,000 (a) Venture Global LNG Inc 8.125 06/01/28 2,349,385
2,983,000 (a) Venture Global LNG Inc 9.500 02/01/29 3,176,507
2,756,000 (a) Venture Global LNG Inc 7.000 01/15/30 2,773,076
3,029,000 (a) Venture Global LNG Inc 8.375 06/01/31 3,098,107
2,363,000 (a) Venture Global LNG Inc 9.875 02/01/32 2,498,390
1,075,000 (a) Venture Global Plaquemines LNG LLC 6.125 12/15/30 1,106,500
1,356,000 (a) Venture Global Plaquemines LNG LLC 7.500 05/01/33 1,486,675
2,115,000 (a) Venture Global Plaquemines LNG LLC 6.500 01/15/34 2,194,943
1,140,000 (a) Venture Global Plaquemines LNG LLC 6.500 06/15/34 1,180,618
2,047,000 (a) Venture Global Plaquemines LNG LLC 7.750 05/01/35 2,282,616
4,017,000 (a) Venture Global Plaquemines LNG LLC 6.750 01/15/36 4,210,860
1,219,000 Veritiv Operating Co 10.500 11/30/30 1,305,241
435,000 (a) Vermilion Energy Inc 6.875 05/01/30 434,678
559,000 (a) Vermilion Energy Inc 7.250 02/15/33 541,362
1,140,000 (a) Versant Media Group Inc 7.250 01/30/31 1,168,260
428,000 VF Corp 2.800 04/23/27 417,482
1,111,000 VF Corp 2.950 04/23/30 1,013,364
300,000 VF Corp 6.000 10/15/33 301,918
311,000 VF Corp 6.450 11/01/37 300,362
613,000 (a) Viasat Inc 5.625 04/15/27 613,325
479,000 (a) Viavi Solutions Inc 3.750 10/01/29 455,276
706,000 (a) Victoria's Secret & Co 4.625 07/15/29 690,357
535,000 (a) Victra Holdings LLC / Victra Finance Corp 8.750 09/15/29 563,195
1,049,000 (a) Viking Baked Goods Acquisition Corp 8.625 11/01/31 1,038,737
575,000 (a) Viking Cruises Ltd 7.000 02/15/29 577,318
578,000 (a) Viking Cruises Ltd 9.125 07/15/31 616,477
1,987,000 (a) Viking Cruises Ltd 5.875 10/15/33 2,014,404
400,000 (a) Viking Ocean Cruises Ship VII Ltd 5.625 02/15/29 400,017
750,000 (a) VIRGIN MEDI O2 VI DAC 8.500 03/15/33 743,444
1,150,000 (a) Virgin Media Finance PLC 5.000 07/15/30 1,004,837
1,541,000 (a) Virgin Media Secured Finance PLC 5.500 05/15/29 1,519,906
1,063,000 (a) Virgin Media Secured Finance PLC 4.500 08/15/30 982,011
680,000 (a) Virgin Media Vendor Financing Notes IV DAC 5.000 07/15/28 680,000
317,000 (a) Viridien 10.000 10/15/30 341,200
605,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 7.875 05/01/27 606,035
550,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 9.500 06/01/28 572,184
1,351,000 (a) VistaJet Malta Finance PLC / Vista Management Holding Inc 6.375 02/01/30 1,281,784
374,000 (a) Vivo Energy Investments BV 5.125 09/24/27 372,554
591,000 (a) VM Consolidated Inc 5.500 04/15/29 581,127
1,500,000 (a) Vmed O2 UK Financing I PLC 4.250 01/31/31 1,357,044
1,553,000 (a) Vmed O2 UK Financing I PLC 4.750 07/15/31 1,419,065
1,306,000 (a) Vmed O2 UK Financing I PLC 7.750 04/15/32 1,343,084
1,600,000 (a) Vmed O2 UK Financing I PLC 6.750 01/15/33 1,560,256
1,217,000 (a) VOC Escrow Ltd 5.000 02/15/28 1,216,213
2,528,000 Vodafone Group PLC 7.000 04/04/79 2,665,728
1,190,000 Vodafone Group PLC 4.125 06/04/81 1,119,810
1,346,000 Vodafone Group PLC 5.125 06/04/81 1,068,413
2,303,000 (a) Voyager Parent LLC 9.250 07/01/32 2,446,523
678,000 (a) VT Topco Inc 8.500 08/15/30 694,638
1,790,000 (a) VZ Secured Financing BV 5.000 01/15/32 1,616,295
984,000 (a) VZ Secured Financing BV 7.500 01/15/33 987,014
408,000 (a) W&T Offshore Inc 10.750 02/01/29 401,242

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 488,000 (a) Wabash National Corp 4.500% 10/15/28 $ 454,152
1,538,000 (a) Wand NewCo 3 Inc 7.625 01/30/32 1,617,127
1,985,000 Warnermedia Holdings Inc 3.755 03/15/27 1,970,331
1,381,000 Warnermedia Holdings Inc 4.054 03/15/29 1,339,633
628,000 Warnermedia Holdings Inc 4.279 03/15/32 520,675
2,734,000 Warnermedia Holdings Inc 4.279 03/15/32 2,405,920
4,605,000 Warnermedia Holdings Inc 5.050 03/15/42 3,235,012
1,128,000 Warnermedia Holdings Inc 5.141 03/15/52 749,701
1,007,000 (a) Waste Pro USA Inc 7.000 02/01/33 1,034,557
1,249,000 (a) Watco Cos LLC / Watco Finance Corp 7.125 08/01/32 1,309,314
972,000 (a) Wayfair LLC 7.250 10/31/29 1,016,312
885,000 (a) Wayfair LLC 7.750 09/15/30 940,861
652,000 (a) Wayfair LLC 6.750 11/15/32 673,889
780,000 (a) WBI Operating LLC 6.250 10/15/30 785,850
808,000 (a) WBI Operating LLC 6.500 10/15/33 815,636
1,371,000 (a) Weatherford International Ltd 6.750 10/15/33 1,419,984
483,000 (a) Weekley Homes LLC / Weekley Finance Corp 4.875 09/15/28 475,821
1,672,000 (a) WESCO Distribution Inc 7.250 06/15/28 1,692,112
884,000 (a) WESCO Distribution Inc 6.375 03/15/29 911,423
1,069,000 (a) WESCO Distribution Inc 6.625 03/15/32 1,116,993
1,128,000 (a) WESCO Distribution Inc 6.375 03/15/33 1,174,553
655,000 (a) WEX Inc 6.500 03/15/33 668,532
848,000 Whirlpool Corp 4.750 02/26/29 837,272
689,000 Whirlpool Corp 6.125 06/15/30 690,796
450,000 Whirlpool Corp 2.400 05/15/31 377,091
382,000 Whirlpool Corp 4.700 05/14/32 347,642
270,000 Whirlpool Corp 5.500 03/01/33 252,983
760,000 Whirlpool Corp 6.500 06/15/33 749,962
305,000 Whirlpool Corp 5.750 03/01/34 287,136
279,000 Whirlpool Corp 5.150 03/01/43 227,666
692,000 Whirlpool Corp 4.500 06/01/46 501,984
864,000 Whirlpool Corp 4.600 05/15/50 625,768
700,000 (a) Wildfire Intermediate Holdings LLC 7.500 10/15/29 709,650
741,000 (a) William Carter Co/The 7.375 02/15/31 766,054
463,000 (a) Williams Scotsman Inc 4.625 08/15/28 461,272
633,000 (a) Williams Scotsman Inc 6.625 06/15/29 654,433
793,000 (a) Williams Scotsman Inc 6.625 04/15/30 821,636
571,000 (a) Williams Scotsman Inc 7.375 10/01/31 595,321
907,000 (a) Windsor Holdings III LLC 8.500 06/15/30 955,740
1,579,000 (a) Windstream Services LLC 7.500 10/15/33 1,630,244
2,688,000 (a) Windstream Services LLC / Windstream Escrow Finance Corp 8.250 10/01/31 2,815,747
642,000 (a) Wolverine World Wide Inc 4.000 08/15/29 599,057
459,000 (a) WR Grace Holdings LLC 4.875 06/15/27 459,000
447,000 (a) WR Grace Holdings LLC 7.375 03/01/31 456,272
1,005,000 (a) WR Grace Holdings LLC 6.625 08/15/32 999,449
915,000 (a) Wrangler Holdco Corp 6.625 04/01/32 952,127
3,855,000 (a) WULF Compute LLC 7.750 10/15/30 4,020,842
585,000 (a) Wyndham Hotels & Resorts Inc 4.375 08/15/28 578,260
1,024,000 (a) Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp 5.250 05/15/27 1,029,755
757,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 5.125 10/01/29 759,249
1,263,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 7.125 02/15/31 1,360,790
1,091,000 (a) Wynn Resorts Finance LLC / Wynn Resorts Capital Corp 6.250 03/15/33 1,111,541
498,000 (a) Xerox Corp 10.250 10/15/30 410,575
576,000 (a) Xerox Corp 13.500 04/15/31 419,040
352,000 XPO CNW Inc 6.700 05/01/34 375,242
453,000 (a) XPO Inc 7.125 06/01/31 470,342
815,000 (a) XPO Inc 7.125 02/01/32 856,768
1,341,000 (a) Yum! Brands Inc 4.750 01/15/30 1,337,709
1,087,000 Yum! Brands Inc 3.625 03/15/31 1,027,593
1,312,000 Yum! Brands Inc 4.625 01/31/32 1,282,834
1,250,000 Yum! Brands Inc 5.375 04/01/32 1,266,051
455,000 Yum! Brands Inc 6.875 11/15/37 501,335

Portfolio of Investments January 31, 2026
(continued)
NHYB

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 419,000 Yum! Brands Inc 5.350% 11/01/43 $ 406,045
651,000 (a) Zebra Technologies Corp 6.500 06/01/32 670,553
770,000 (a) Zegona Finance PLC 8.625 07/15/29 811,759
741,000 (a) ZF North America Capital Inc 6.875 04/14/28 765,079
654,000 (a) ZF North America Capital Inc 7.125 04/14/30 669,296
914,000 (a) ZF North America Capital Inc 6.750 04/23/30 916,408
2,097,000 (a) ZF North America Capital Inc 7.500 03/24/31 2,149,402
789,000 ZF North America Capital Inc 6.875 04/23/32 786,762
519,000 (a) Ziff Davis Inc 4.625 10/15/30 490,723
548,000 (a) Ziggo Bond Co BV 5.125 02/28/30 481,445
1,123,000 (a) Ziggo BV 4.875 01/15/30 1,060,184
784,000 (a) ZipRecruiter Inc 5.000 01/15/30 543,993
763,000 (a) ZoomInfo Technologies LLC/ZoomInfo Finance Corp 3.875 02/01/29 697,422
TOTAL INDUSTRIAL 1,310,380,203
UTILITY - 4.3%
1,043,000 AES Corp/The 7.600 01/15/55 1,057,533
508,000 AES Corp/The 6.950 07/15/55 496,612
1,495,000 Algonquin Power & Utilities Corp 4.750 01/18/82 1,484,148
1,256,000 (a) Alpha Generation LLC 6.750 10/15/32 1,302,223
906,000 (a) Alpha Generation LLC 6.250 01/15/34 911,879
1,017,000 (a) AltaGas Ltd 7.200 10/15/54 1,057,722
300,000 (a) Atlantica Sustainable Infrastructure Ltd 4.125 06/15/28 294,313
1,112,000 (a) California Buyer Ltd / Atlantica Sustainable Infrastructure PLC 6.375 02/15/32 1,108,880
2,783,000 (a) Calpine Corp 4.500 02/15/28 2,780,563
1,335,000 (a) Calpine Corp 5.125 03/15/28 1,334,340
621,000 (a) Calpine Corp 4.625 02/01/29 619,652
1,054,000 (a) Calpine Corp 5.000 02/01/31 1,057,422
1,230,000 (a) Calpine Corp 3.750 03/01/31 1,185,947
814,000 (a) Clearway Energy Operating LLC 4.750 03/15/28 813,426
1,402,000 (a) Clearway Energy Operating LLC 3.750 02/15/31 1,313,048
323,000 (a) Clearway Energy Operating LLC 3.750 01/15/32 297,288
627,000 (a) ContourGlobal Power Holdings SA 6.750 02/28/30 646,613
676,000 DPL Inc 4.350 04/15/29 668,130
963,000 Edison International 8.125 06/15/53 996,590
222,000 Edison International 7.875 06/15/54 231,223
1,744,000 (a),(b) Electricite de France SA 9.125 N/A 2,064,252
900,000 EUSHI Finance Inc 7.625 12/15/54 946,608
571,000 EUSHI Finance Inc 6.250 04/01/56 573,404
608,000 (a) Gates Corp/DE 6.875 07/01/29 632,036
622,000 (a) Hawaiian Electric Co Inc 6.000 10/01/33 631,461
1,520,000 (a) HTA Group Ltd/Mauritius 7.500 06/04/29 1,568,102
558,000 (a) Leeward Renewable Energy Operations LLC 4.250 07/01/29 538,972
1,854,000 (a) Lightning Power LLC 7.250 08/15/32 1,973,386
725,000 (a) LONG RIDGE ENERGY LLC 8.750 02/15/32 770,194
420,000 NRG Energy Inc 5.750 01/15/28 420,239
403,000 (a) NRG Energy Inc 3.375 02/15/29 386,180
677,000 (a) NRG Energy Inc 5.250 06/15/29 679,017
689,000 (a) NRG Energy Inc 5.750 07/15/29 686,402
1,156,000 (a) NRG Energy Inc 3.625 02/15/31 1,079,937
913,000 (a) NRG Energy Inc 3.875 02/15/32 854,966
2,582,000 (a) NRG Energy Inc 6.000 02/01/33 2,631,543
1,288,000 (a) NRG Energy Inc 5.750 01/15/34 1,296,542
1,001,000 (a) NRG Energy Inc 6.250 11/01/34 1,027,620
3,352,000 (a) NRG Energy Inc 6.000 01/15/36 3,386,985
1,085,000 PacifiCorp 7.375 09/15/55 1,114,299
748,000 (a) Pattern Energy Operations LP / Pattern Energy Operations Inc 4.500 08/15/28 740,799
993,000 PG&E Corp 5.000 07/01/28 990,893
1,664,000 PG&E Corp 5.250 07/01/30 1,653,917
1,643,000 PG&E Corp 7.375 03/15/55 1,695,656
1,408,000 (a) Talen Energy Supply LLC 8.625 06/01/30 1,485,595
1,776,000 (a) Talen Energy Supply LLC 6.250 02/01/34 1,799,905
1,833,000 (a) Talen Energy Supply LLC 6.500 02/01/36 1,879,271

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITY (continued)
$ 869,000 (a) TerraForm Power Operating LLC 5.000% 01/31/28 $ 869,978
948,000 (a) TerraForm Power Operating LLC 4.750 01/15/30 919,807
350,000 TransAlta Corp 5.875 02/01/34 350,280
300,000 TransAlta Corp 6.500 03/15/40 301,296
75,000 (a) TXNM Energy Inc 7.000 07/31/56 75,748
622,000 (a) Vistra Operations Co LLC 5.625 02/15/27 622,444
2,620,000 (a) Vistra Operations Co LLC 5.000 07/31/27 2,622,194
1,225,000 (a) Vistra Operations Co LLC 4.375 05/01/29 1,209,665
1,459,000 (a) Vistra Operations Co LLC 7.750 10/15/31 1,543,799
1,471,000 (a) Vistra Operations Co LLC 6.875 04/15/32 1,545,639
2,230,000 (a) VoltaGrid LLC 7.375 11/01/30 2,258,569
617,000 (a) XPLR Infrastructure Operating Partners LP 4.500 09/15/27 611,390
640,000 (a) XPLR Infrastructure Operating Partners LP 7.250 01/15/29 660,406
910,000 (a) XPLR Infrastructure Operating Partners LP 8.375 01/15/31 955,882
1,837,000 (a) XPLR Infrastructure Operating Partners LP 8.625 03/15/33 1,927,231
TOTAL UTILITY 69,640,061
TOTAL CORPORATE DEBT
(Cost $1,555,396,528) 1,562,072,502
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT RELATED - 0.0%
GOVERNMENT AGENCY - 0.0%
100,000 (a) NOVA Chemicals Corp 5.250 06/01/27 100,467
TOTAL GOVERNMENT AGENCY 100,467
TOTAL GOVERNMENT RELATED
(Cost $100,389) 100,467
PRINCIPAL DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.4%
7,000,294 State Street Institutional US Government Money Market Fund $ 7,000,294
TOTAL INVESTMENT COMPANIES
(Cost $7,000,294) 7,000,294
TOTAL LONG-TERM INVESTMENTS
(Cost $1,562,497,211) 1,569,173,263
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
CORPORATE DEBT - 0.1%
INDUSTRIAL - 0.1%
793,000 Buckeye Partners LP 3.950 12/01/26 787,350
TOTAL INDUSTRIAL 787,350
TOTAL CORPORATE DEBT
(Cost $787,773) 787,350
TOTAL SHORT-TERM INVESTMENTS
(Cost $787,773) 787,350
TOTAL INVESTMENTS - 97.9%
(Cost $1,563,284,984) 1,569,960,613
OTHER ASSETS & LIABILITIES, NET - 2.1% 33,273,875
NET ASSETS - 100% $ 1,603,234,488
REIT Real Estate Investment Trust
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $1,297,375,646 or 82.6% of Total Investments.
(b) Perpetual security. Maturity date is not applicable.
(c) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2026
NPFI
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.4%
122044561 CORPORATE BONDS - 94.4% (a) 122044561
AUTOMOBILES & COMPONENTS - 1.1%
$ 648,000 (b),(c) General Motors Financial Co Inc 5.750 % N/A $ 644,282
829,000 (b),(c) General Motors Financial Co Inc 5.700 N/A 833,057
TOTAL AUTOMOBILES & COMPONENTS 1,477,339
BANKS - 57.1%
600,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 6.125 N/A 607,234
656,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 9.375 N/A 733,953
1,400,000 (b),(d) Banco Bilbao Vizcaya Argentaria SA 7.750 N/A 1,506,089
1,200,000 (b),(d) Banco Santander SA 9.625 N/A 1,448,254
2,000,000 (b),(d) Banco Santander SA 8.000 N/A 2,204,834
41,000 (b),(c) Bank of America Corp 4.375 N/A 40,789
800,000 (b),(c) Bank of America Corp 6.250 N/A 814,281
1,225,000 (b),(c) Bank of America Corp 6.625 N/A 1,272,795
850,000 (b),(c) Bank of America Corp 6.125 N/A 860,900
850,000 (b),(c) Bank of America Corp 6.300 N/A 852,300
900,000 (c) Bank of Montreal 7.700 05/26/84 957,030
1,300,000 (c) Bank of Montreal 6.875 11/26/85 1,338,483
800,000 (c) Bank of Montreal 7.300 11/26/84 853,474
1,000,000 (c) Bank of Nova Scotia/The 6.875 10/27/85 1,026,808
400,000 (c) Bank of Nova Scotia/The 8.000 01/27/84 428,276
1,350,000 (b),(d) Barclays PLC 7.625 N/A 1,455,003
1,152,000 (b),(d) Barclays PLC 8.000 N/A 1,231,539
1,100,000 (b),(d) Barclays PLC 9.625 N/A 1,250,978
1,100,000 (b),(d),(e) BNP Paribas SA 7.450 N/A 1,160,210
800,000 (b),(d),(e) BNP Paribas SA 7.375 N/A 844,978
783,000 (b),(d),(e) BNP Paribas SA 9.250 N/A 836,307
700,000 (b),(d),(e) BNP Paribas SA 7.750 N/A 743,479
891,000 (b),(d),(e) BNP Paribas SA 8.500 N/A 954,077
1,150,000 (b),(d),(e) BNP Paribas SA 8.000 N/A 1,252,823
1,575,000 (c) Canadian Imperial Bank of Commerce 7.000 10/28/85 1,636,400
200,000 (c) Canadian Imperial Bank of Commerce 6.950 01/28/85 206,335
275,000 (c) Canadian Imperial Bank of Commerce 6.500 07/28/86 275,779
125,000 (b),(c) Citigroup Inc 6.875 N/A 127,695
465,000 (b),(c) Citigroup Inc 7.125 N/A 481,265
1,100,000 (b),(c) Citigroup Inc 7.000 N/A 1,151,742
800,000 (b),(c) Citigroup Inc 6.625 N/A 814,619
885,000 (b),(c) Citigroup Inc 6.950 N/A 911,663
446,000 (b),(c) Citigroup Inc 7.625 N/A 467,651
400,000 (b),(c) Citigroup Inc 7.200 N/A 414,803
559,000 (b),(c) Citigroup Inc 7.375 N/A 578,832
250,000 (b),(c),(f) Citizens Financial Group Inc (TSFR3M + 3.419%) 7.068 N/A 248,798
1,450,000 (b),(d),(e) Credit Agricole SA 7.125 N/A 1,516,127
1,050,000 (b),(d),(e) Credit Agricole SA 6.700 N/A 1,073,755
1,050,000 (b),(c) First Citizens BancShares Inc/NC 7.000 N/A 1,073,568
1,818,000 (b),(d) HSBC Holdings PLC 8.000 N/A 1,913,238
1,400,000 (b),(d) HSBC Holdings PLC 6.875 N/A 1,446,411
1,300,000 (b),(d) HSBC Holdings PLC 6.950 N/A 1,368,821
1,500,000 (b),(c) Huntington Bancshares Inc/OH 6.250 N/A 1,499,739
435,000 (b),(c) Huntington Bancshares Inc/OH 5.625 N/A 442,166
1,100,000 (b),(d) ING Groep NV 7.000 N/A 1,150,957
1,488,000 (b),(d) ING Groep NV, Reg S 7.500 N/A 1,553,033
1,068,000 (b),(c) JPMorgan Chase & Co 6.875 N/A 1,126,695
1,400,000 (b),(c) JPMorgan Chase & Co 6.500 N/A 1,456,729
809,000 (b),(c) JPMorgan Chase & Co 3.650 N/A 808,297
1,187,000 (b),(c) KeyCorp 5.000 N/A 1,182,703
600,000 (b),(d) Lloyds Banking Group PLC 6.750 N/A 624,106
600,000 (b),(d) Lloyds Banking Group PLC 6.625 N/A 595,251
1,200,000 (b),(d) Lloyds Banking Group PLC 8.000 N/A 1,302,605
17,000 (b),(c) M&T Bank Corp 3.500 N/A 16,697
222,000 (b),(c) M&T Bank Corp 5.125 N/A 221,649

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BANKS (continued)
$ 1,571,000 (b),(d) NatWest Group PLC 8.125 % N/A $ 1,775,623
1,800,000 (b),(d) NatWest Group PLC 7.300 N/A 1,910,732
800,000 (b),(d),(e) Nordea Bank Abp 6.750 N/A 821,938
286,000 (b),(c) PNC Financial Services Group Inc/The 6.000 N/A 287,836
180,000 (b),(c) PNC Financial Services Group Inc/The 3.400 N/A 177,218
945,000 (b),(c) PNC Financial Services Group Inc/The 6.200 N/A 959,435
1,010,000 (b),(c) PNC Financial Services Group Inc/The 6.250 N/A 1,043,164
1,200,000 (c) Royal Bank of Canada 6.750 08/24/85 1,240,948
300,000 (c) Royal Bank of Canada 6.500 05/24/86 299,786
800,000 (b),(d),(e) Societe Generale SA 10.000 N/A 890,362
1,000,000 (b),(d),(e) Societe Generale SA 7.125 N/A 996,926
1,600,000 (b),(d),(e) Societe Generale SA 8.500 N/A 1,777,752
677,000 (b),(d),(e) Societe Generale SA 9.375 N/A 723,103
1,150,000 (b),(d),(e) Standard Chartered PLC 7.750 N/A 1,197,641
1,000,000 (c) Toronto-Dominion Bank/The 8.125 10/31/82 1,047,699
800,000 (c) Toronto-Dominion Bank/The 6.350 10/31/85 813,010
1,228,000 (b),(c) Truist Financial Corp 6.669 N/A 1,229,984
2,001,000 (b),(c) Wells Fargo & Co 7.625 N/A 2,131,153
2,000,000 (b),(c) Wells Fargo & Co 6.850 N/A 2,091,689
TOTAL BANKS 73,779,022
CAPITAL GOODS - 0.8%
1,160,000 (b),(c) Air Lease Corp 6.000 N/A 1,116,660
TOTAL CAPITAL GOODS 1,116,660
ENERGY - 5.3%
1,239,000 (c) Enbridge Inc 7.625 01/15/83 1,351,618
955,000 (c) Enbridge Inc 8.500 01/15/84 1,092,832
480,000 (b),(c) Energy Transfer LP 6.625 N/A 485,648
722,000 (b),(c) Energy Transfer LP 7.125 N/A 745,741
109,000 (b),(c) Energy Transfer LP 6.500 N/A 109,504
400,000 (c) Energy Transfer LP 8.000 05/15/54 427,436
525,000 (c) Energy Transfer LP 6.750 02/15/56 528,742
470,000 (c) South Bow Canadian Infrastructure Holdings Ltd 7.500 03/01/55 496,836
345,000 (b),(c),(e) Sunoco LP 7.875 N/A 355,360
37,000 (c) Transcanada Trust 5.875 08/15/76 37,088
700,000 (c) Transcanada Trust 5.600 03/07/82 696,869
575,000 (b),(c),(e) Venture Global LNG Inc 9.000 N/A 505,841
TOTAL ENERGY 6,833,515
FINANCIAL SERVICES - 13.2%
1,215,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.950 03/10/55 1,271,935
700,000 (c) AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.500 01/31/56 719,835
622,000 (b),(c) Ally Financial Inc 4.700 N/A 596,193
85,000 (b),(c) Capital One Financial Corp 5.500 N/A 85,295
750,000 (b),(c) Charles Schwab Corp/The 4.000 N/A 747,011
950,000 (b),(c),(e) Compeer Financial ACA 7.875 N/A 977,313
475,000 (b),(c) Corebridge Financial Inc 6.875 N/A 493,510
1,000,000 (b),(d) Deutsche Bank AG, Reg S 8.130 N/A 1,077,437
1,250,000 (b),(c) Goldman Sachs Group Inc/The 6.850 N/A 1,302,710
1,250,000 (b),(c) Goldman Sachs Group Inc/The 6.125 N/A 1,273,591
1,229,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 1,299,966
550,000 (b),(c) Goldman Sachs Group Inc/The 7.500 N/A 580,603
400,000 (b),(d) Julius Baer Group Ltd, Reg S 7.500 N/A 418,520
600,000 (b),(d) Nomura Holdings Inc 7.000 N/A 623,348
777,000 (b),(c) State Street Corp 6.700 N/A 805,949
600,000 (b),(d),(e) UBS Group AG 7.000 N/A 609,812
1,150,000 (b),(d),(e) UBS Group AG 9.250 N/A 1,255,549
850,000 (b),(d),(e) UBS Group AG 7.750 N/A 911,456
1,243,000 (b),(d),(e) UBS Group AG 9.250 N/A 1,453,787
550,000 (b),(c) Voya Financial Inc 7.758 N/A 580,328
TOTAL FINANCIAL SERVICES 17,084,148

Portfolio of Investments January 31, 2026
(continued)
NPFI

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FOOD, BEVERAGE & TOBACCO - 1.6%
$ 1,200,000 (b),(c),(e) Land O' Lakes Inc 8.000 % N/A $ 1,199,944
900,000 (b),(c),(e) Land O' Lakes Inc 7.250 N/A 823,475
TOTAL FOOD, BEVERAGE & TOBACCO 2,023,419
HEALTH CARE EQUIPMENT & SERVICES - 0.5%
200,000 (c) CVS Health Corp 6.750 12/10/54 207,918
400,000 (c) CVS Health Corp 7.000 03/10/55 418,658
TOTAL HEALTH CARE EQUIPMENT & SERVICES 626,576
INSURANCE - 8.8%
675,000 (c) American National Group Inc 7.000 12/01/55 681,689
1,562,000 (c) Assurant Inc 7.000 03/27/48 1,608,261
600,000 (c) Athene Holding Ltd 6.875 06/28/55 601,071
89,000 (c) AXIS Specialty Finance LLC 4.900 01/15/40 85,899
700,000 (c) Corebridge Financial Inc 6.375 09/15/54 715,159
1,050,000 (c),(e) Enstar Group Ltd 7.500 04/01/45 1,093,249
1,200,000 (c) MetLife Inc 6.350 03/15/55 1,260,314
104,000 (c),(e) MetLife Inc 9.250 04/08/38 124,749
84,000 (c) PartnerRe Finance B LLC 4.500 10/01/50 79,358
1,100,000 (b),(d) Phoenix Group Holdings PLC, Reg S 8.500 N/A 1,193,412
125,000 (c) Prudential Financial Inc 5.125 03/01/52 123,459
225,000 (c) Prudential Financial Inc 6.500 03/15/54 236,883
750,000 (c) Reinsurance Group of America Inc 6.650 09/15/55 774,253
400,000 (b),(c) RLGH Finance Bermuda Ltd, Reg S 6.875 N/A 407,497
1,000,000 (b),(c),(e) SBL Holdings Inc 9.508 N/A 1,010,175
1,450,000 (b),(c),(e) SBL Holdings Inc 6.500 N/A 1,388,023
TOTAL INSURANCE 11,383,451
MEDIA & ENTERTAINMENT - 0.2%
250,000 (b),(c),(e) Farm Credit Bank of Texas 7.750 N/A 261,154
TOTAL MEDIA & ENTERTAINMENT 261,154
TELECOMMUNICATION SERVICES - 1.2%
600,000 (c) Bell Telephone Co of Canada or Bell Canada 7.000 09/15/55 629,298
375,000 (c) Rogers Communications Inc 7.125 04/15/55 393,243
400,000 (c) TELUS Corp 7.000 10/15/55 418,335
73,000 (c) Vodafone Group PLC 7.000 04/04/79 76,977
TOTAL TELECOMMUNICATION SERVICES 1,517,853
UTILITIES - 4.6%
285,000 (c) AES Corp/The 7.600 01/15/55 288,971
200,000 (c) AES Corp/The 6.950 07/15/55 195,516
400,000 (c),(e) AltaGas Ltd 7.200 10/15/54 416,016
86,000 (c) American Electric Power Co Inc 3.875 02/15/62 84,763
125,000 (c) CMS Energy Corp 6.500 06/01/55 129,107
702,000 (c) Dominion Energy Inc 7.000 06/01/54 759,116
180,000 (c) Duke Energy Corp 6.450 09/01/54 188,322
335,000 (c) Entergy Corp 7.125 12/01/54 350,721
1,000,000 (c) EUSHI Finance Inc 7.625 12/15/54 1,051,787
559,000 (c) NextEra Energy Capital Holdings Inc 6.750 06/15/54 593,953
400,000 (c) PG&E Corp 7.375 03/15/55 412,820
575,000 (c) Sempra 6.375 04/01/56 588,253
84,000 (c) Sempra 4.125 04/01/52 83,221
300,000 (c) Sempra 6.550 04/01/55 305,368
19,000 (b),(c),(e) Vistra Corp 7.000 N/A 19,287
250,000 (b),(c),(e) Vistra Corp 8.000 N/A 254,609
200,000 (b),(c),(e) Vistra Corp 8.875 N/A 219,594
TOTAL UTILITIES 5,941,424
TOTAL CORPORATE BONDS
(Cost $119,960,425) 122,044,561
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
5106985 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.0% 5106985
2,842,000 CoBank ACB 6.250 10/01/74 2,858,756
825,000 CoBank ACB 7.250 07/01/74 843,898

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
$ 1,350,000 Farm Credit Bank of Texas 7.000% 09/15/74 $ 1,404,331
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $5,095,664) 5,106,985
TOTAL LONG-TERM INVESTMENTS
(Cost $125,056,089) 127,151,546
OTHER ASSETS & LIABILITIES, NET - 1.6% 2,090,384
NET ASSETS - 100% $ 129,241,930
Reg S Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Contains $1,000 Par Preferred and/or Contingent Capital Securities.
(b) Perpetual security. Maturity date is not applicable.
(c) $1,000 Par Institutional Preferred security. As of the end of the period, the percent of $1,000 Par Institutional Preferred securities was
59.5% of Total Investments.
(d) Contingent Capital Securities (“CoCos”) are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer, for example an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level. As of the end of the reporting period, the Fund’s total investment in CoCos was 36.5% of Total Investments.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $27,668,871 or 21.8% of Total Investments.
(f) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.

Portfolio of Investments January 31, 2026
NSCI
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.1%
CORPORATE DEBT - 0.9%
FINANCIALS - 0.9%
$ 1,000,000 (a),(b) VITALITY RE XVII LTD 0 .000% 01/08/30 $ 999,900
TOTAL FINANCIALS 999,900
TOTAL CORPORATE DEBT
(Cost $1,000,000) 999,900
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 99.2%
500,000 (a) 3650R 2021-PF1 Commercial Mortgage Trust 5 .291 11/15/55 503,526
500,000 (a),(b) Aimco CLO 14 Ltd (TSFR3M + 1.700%) 5 .368 10/20/38 500,739
500,000 (a),(b) AIMCO CLO 17 Ltd (TSFR3M + 2.900%) 6 .569 07/20/37 502,725
1,250,000 (b) Angel Oak Mortgage Trust 5 .767 12/25/70 1,256,064
1,250,000 (b) Angel Oak Mortgage Trust 2025-11 5 .621 10/25/70 1,255,566
250,000 (a),(b) Angel Oak Mortgage Trust 2025-8 6 .217 07/25/70 253,991
500,000 (a),(b) Apidos Clo LIV (TSFR3M + 1.800%) 5 .468 10/20/38 502,572
500,000 (a),(b) ARDN 2025-ARCP Mortgage Trust (TSFR1M + 5.650%) 9 .330 06/15/35 503,144
1,000,000 (a),(b) BAMLL Trust 2025-ASHF (TSFR1M + 2.350%) 6 .031 02/15/42 1,002,923
622,000 (a) BANK 2017-BNK8 4 .089 11/15/50 522,608
1,000,000 BANK 2019-BNK18 3 .977 05/15/62 897,895
650,000 (a) BANK 2019-BNK20 3 .650 09/15/62 505,912
1,000,000 BANK 2025-BNK51 5 .544 12/25/67 1,024,719
825,000 Barclays Commercial Mortgage Trust 2019-C4 3 .469 08/15/52 683,600
1,500,000 (b) BBCMS Trust 2015-SRCH 4 .498 08/10/35 1,462,977
100,000 (a),(b) BBCMS Trust 2015-SRCH 4 .957 08/10/35 96,121
500,000 (a) Benchmark 2018-B2 Mortgage Trust 4 .292 02/15/51 391,954
750,000 (a) Benchmark 2018-B3 Mortgage Trust 4 .553 04/10/51 663,144
750,000 (a) Benchmark 2019-B10 Mortgage Trust 4 .180 03/15/62 679,407
500,000 Benchmark 2019-B12 Mortgage Trust 3 .570 08/15/52 437,021
600,000 (a) Benchmark 2019-B13 Mortgage Trust 3 .839 08/15/57 519,884
250,000 (a) Benchmark 2019-B14 Mortgage Trust 3 .778 12/15/62 178,549
1,000,000 Benchmark 2019-B15 Mortgage Trust 3 .564 12/15/72 848,049
200,000 (a) Benchmark 2019-B9 Mortgage Trust 4 .971 03/15/52 176,293
750,000 Benchmark 2021-B23 Mortgage Trust 2 .095 02/15/54 576,619
500,000 Benchmark 2021-B24 Mortgage Trust 2 .584 03/15/54 450,304
500,000 (a),(b) Benefit Street Partners CLO IV Ltd (TSFR3M + 1.800%) 5 .468 10/20/38 501,460
1,000,000 (a),(b) BLP Commercial Mortgage Trust (TSFR1M + 2.050%) 5 .730 12/15/42 1,004,599
630,000 (a) BMO 2024-C10 Mortgage Trust 6 .079 11/15/57 643,315
700,000 (a),(b) BOCA Commercial Mortgage Trust 2025-BOCA (TSFR1M +
2.150%)
5 .830 12/15/42 705,012
500,000 (a),(b) BSST 2022-1700 Mortgage Trust (TSFR1M + 1.300%) 4 .981 02/15/37 432,163
438,900 (a),(b) BX Commercial Mortgage Trust 2022-LP2 (TSFR1M + 1.562%) 5 .242 02/15/39 439,097
800,000 (a),(b) BX Commercial Mortgage Trust 2024-BRBK (TSFR1M + 4.874%) 8 .551 10/15/41 806,857
1,200,417 (a),(b) BX Trust (TSFR1M + 1.750%) 5 .430 11/15/42 1,205,546
1,125,000 (a),(b) BX Trust (TSFR1M + 3.050%) 6 .730 12/15/42 1,136,732
881,577 (a),(b) BX Trust 2021-SDMF (TSFR1M + 1.501%) 6 .598 09/15/34 880,703
690,203 (a),(b) BX Trust 2024-FNX (TSFR1M + 2.291%) 6 .603 11/15/41 693,850
854,432 (a),(b) BX Trust 2025-LUNR (TSFR1M + 1.850%) 5 .530 06/15/40 858,041
800,000 (a),(b) BX Trust 2025-OMG (TSFR1M + 2.400%) 6 .081 10/15/42 802,899
500,000 (b) Cajun Global LLC 5 .912 11/20/55 502,121
250,000 (b) Cajun Global LLC 8 .720 11/20/55 248,469
600,000 (a) Cantor Commercial Real Estate Lending 2019-CF1 4 .352 05/15/52 502,714
500,000 (a),(b) CARLYLE US CLO 2021-8 LTD (TSFR3M + 1.900%) 5 .572 10/15/38 502,009
1,000,000 (b) Centersquare Issuer LLC 5 .000 08/25/55 973,982
1,194,515 (a),(b) Chase Home Lending Mortgage Trust 2025-10 6 .589 07/25/56 1,212,357
400,000 (a),(b) CIFC Funding 2021-V Ltd (TSFR3M + 1.800%) 5 .472 01/15/38 400,460
1,000,000 (a),(b) CIP Commercial Mortgage Trust 2025-SBAY (TSFR1M + 2.300%) 6 .400 10/15/37 1,004,470
600,000 (a) Citigroup Commercial Mortgage Trust 2015-GC29 3 .974 04/10/48 548,218
1,000,000 (a) Citigroup Commercial Mortgage Trust 2016-P3 4 .271 04/15/49 966,109
1,500,000 (a) Citigroup Commercial Mortgage Trust 2017-P8 3 .789 09/15/50 1,419,529

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,000,000 (a),(b) COLT 2025-11 Mortgage Loan Trust 5 .952% 11/25/70 $ 1,008,299
500,000 (a) COMM 2014-UBS3 Mortgage Trust 4 .630 06/10/47 466,642
210,000 (a) COMM 2015-CCRE24 Mortgage Trust 3 .463 08/10/48 196,192
1,250,000 (a) COMM 2018-COR3 Mortgage Trust 4 .538 05/10/51 1,080,472
500,000 (a) COMM 2019-GC44 Mortgage Trust 3 .514 08/15/57 415,688
1,200,000 (a),(b) Connecticut Avenue Securities Trust (SOFR30A + 2.700%) 6 .397 07/25/43 1,234,223
1,190,000 (a),(b) Connecticut Avenue Securities Trust 2023-R01 (SOFR30A +
5.100%)
8 .797 12/25/42 1,270,340
245,000 (a),(b) Connecticut Avenue Securities Trust 2023-R03 (SOFR30A +
6.350%)
10 .047 04/25/43 271,262
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2023-R07 (SOFR30A +
3.250%)
6 .947 09/25/43 1,242,540
1,175,000 (a),(b) Connecticut Avenue Securities Trust 2023-R08 (SOFR30A +
2.500%)
6 .197 10/25/43 1,199,041
1,200,000 (a),(b) Connecticut Avenue Securities Trust 2024-R02 (SOFR30A +
1.800%)
6 .150 02/25/44 1,208,678
1,000,000 (b) Consolidated Communications LLC/Fidium Fiber Finance Holdco
LLC
5 .522 12/20/55 1,015,004
1,000,000 (b) Crescendo Royalty Funding LP 3 .567 12/20/51 992,297
500,000 (a) CSMC Trust 2016-NXSR 4 .422 12/15/49 484,270
725,000 (b),(c) DataBank Issuer 5 .811 02/25/56 727,337
1,225,000 (b) DB Master Finance LLC 4 .891 08/20/55 1,222,353
1,000,000 (b) Domino's Pizza Master Issuer LLC 4 .930 07/25/55 1,005,672
1,000,000 (a),(b) EFMT 2025-NQM5 5 .770 11/25/70 1,006,881
250,000 (a),(b) Ellington Financial Mortgage Trust 2020-1 3 .999 05/25/65 246,558
500,000 (a),(b) Elmwood CLO X Ltd (TSFR3M + 1.950%) 5 .618 07/20/38 504,714
1,000,000 (a),(b) ELP Commercial Mortgage Trust 5 .612 11/13/42 1,005,495
1,000,000 (a),(b) EQT Trust 2024-EXTR 5 .331 07/05/41 1,021,953
792,653 Fannie Mae Pool FN MA4978 5 .000 04/01/53 795,592
761,646 Fannie Mae Pool FN MA5107 5 .500 08/01/53 774,515
1,000,000 (b) Flexential Issuer LLC 6 .030 10/25/60 1,003,021
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2021-DNA5 (SOFR30A +
3.050%)
6 .747 01/25/34 1,170,275
1,100,000 (a),(b) Freddie Mac STACR REMIC Trust 2024-HQA1 (SOFR30A +
2.000%)
5 .697 03/25/44 1,113,707
1,000,000 (a) GS Mortgage Securities Trust 2016-GS4 3 .908 11/10/49 932,521
600,000 GS Mortgage Securities Trust 2017-GS6 3 .869 05/10/50 534,152
500,000 GS Mortgage Securities Trust 2017-GS7 4 .236 08/10/50 451,845
500,000 (a) GS Mortgage Securities Trust 2017-GS8 4 .314 11/10/50 462,859
401,000 (a) GS Mortgage Securities Trust 2018-GS10 4 .507 07/10/51 387,184
550,000 (a) GS Mortgage Securities Trust 2018-GS9 4 .343 03/10/51 471,989
500,000 (a) GS Mortgage Securities Trust 2020-GC45 3 .173 02/13/53 465,714
950,221 (b) HERO FUNDING 2018-1 4 .670 09/20/48 929,468
1,000,000 (b) Hertz Vehicle Financing III LLC 5 .140 05/25/32 999,939
84,877 (a),(b) HIH Trust 2024-61P (TSFR1M + 2.341%) 6 .021 10/15/41 85,248
464,651 (b) Hin Timeshare Trust 7 .580 05/15/45 465,950
1,000,000 (a),(b) Houston Galleria Mall Trust 5 .462 02/05/45 1,041,160
750,000 (a),(b) ILPT Commercial Mortgage Trust 2025-LPF2 8 .199 07/13/42 779,381
500,000 (a),(b) Invesco CLO 2022-3 Ltd (TSFR3M + 3.200%) 7 .057 10/22/37 501,298
623,444 (a),(b) J.P. Morgan Chase Commercial Mortgage Securities Trust 2022-
NLP (TSFR1M + 2.416%)
6 .449 04/15/37 616,145
1,000,000 (b),(c) Jersey Mike's Funding LLC 4 .952 02/15/56 1,000,000
300,000 (b) JP Morgan Chase Commercial Mortgage Securities Trust
2020-NNN
3 .267 01/16/37 207,000
600,000 (a),(b) JP Morgan Chase Commercial Mortgage Securities Trust 2021-
NYAH (TSFR1M + 1.124%)
5 .275 06/15/38 584,067
1,241,606 (a),(b) JP Morgan Mortgage Trust 6 .406 05/25/56 1,256,502
1,100,000 (a) JPMBB Commercial Mortgage Securities Trust 2014-C23 4 .536 09/15/47 1,071,540
650,000 (a) JPMCC Commercial Mortgage Securities Trust 2017-JP7 3 .667 09/15/50 573,923
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4 .290 03/10/52 479,042
500,000 JPMCC Commercial Mortgage Securities Trust 2019-COR4 4 .440 03/10/52 456,618
625,000 JPMDB Commercial Mortgage Securities Trust 2017-C7 3 .985 10/15/50 594,712
650,000 JPMDB Commercial Mortgage Securities Trust 2020-COR7 2 .536 05/13/53 529,341

Portfolio of Investments January 31, 2026
(continued)
NSCI

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 1,000,000 (a),(b) JW Trust 2024-BERY (TSFR1M + 2.791%) 7 .154% 11/15/39 $ 1,009,021
1,000,000 (a),(b) KSL Commercial Mortgage Trust (TSFR1M + 1.594%) 5 .274 12/15/42 1,005,362
1,000,000 (b) Lmdv Issuer Co LLC 5 .310 12/15/55 1,007,668
1,000,000 (b) Lmrk Issuer Co 2 LLC 5 .520 09/15/55 1,010,952
1,000,000 (a),(b),(c) LSTR Trust (TSFR1M + 2.200%) 5 .870 12/15/40 1,003,212
500,000 (a),(b) Madison Park Funding LI Ltd (TSFR3M + 2.900%) 6 .784 10/19/38 503,380
500,000 (a),(b) Magnetite XXII Ltd (TSFR3M + 1.600%) 5 .272 07/15/36 500,885
994,761 (b) Maritime Partners, LLC 5 .547 11/15/65 993,786
676,803 (a),(b) MCR 2024-HF1 Mortgage Trust (TSFR1M + 2.841%) 7 .204 12/15/41 680,477
1,000,000 (b) MetroNet Infrastructure Issuer LLC 5 .400 08/20/55 1,016,199
750,000 (a),(b) MFT Trust 2020-ABC 3 .593 02/10/42 566,578
764,933 (b) Morgan Stanley Capital I Trust 2015-420 7 .982 10/12/50 780,103
900,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M + 2.394%) 3 .673 03/15/39 901,516
109,265 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE
(TSFR1M + 1.579%)
5 .915 07/15/36 104,614
250,000 (a),(b) Natixis Commercial Mortgage Securities Trust 2019-MILE
(TSFR1M + 2.279%)
5 .960 07/15/36 217,979
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 36R Ltd (TSFR3M +
1.650%)
5 .318 07/20/39 503,657
500,000 (a),(b) Neuberger Berman Loan Advisers Clo 42 Ltd (TSFR3M +
2.500%)
6 .171 07/16/36 500,744
500,000 (a),(b) Neuberger Berman Loan Advisers CLO 47 Ltd (TSFR3M +
2.800%)
7 .005 04/16/35 501,495
1,000,000 (b) NMEF Funding LLC 5 .470 01/18/33 1,008,473
720,000 (a),(b) NYCT Trust 2024-3ELV (TSFR1M + 1.991%) 5 .671 08/15/29 723,921
1,100,000 (a),(b) NYCT Trust 2024-3ELV (TSFR1M + 2.840%) 6 .520 08/15/29 1,103,749
250,000 (a),(b) OBX 2025-NQM13 Trust 6 .279 05/25/65 254,349
825,000 (a),(b) OBX 2025-NQM2 Trust 6 .489 11/25/64 843,747
500,000 (a),(b) OCP CLO 2025-40 Ltd (TSFR3M + 1.700%) 5 .594 04/16/38 500,615
500,000 (a),(b) OCP CLO 2025-44 Ltd (TSFR3M + 1.850%) 5 .518 10/24/38 502,455
500,000 (a),(b) OCP CLO Ltd (TSFR3M + 1.750%) 5 .621 10/15/38 501,486
500,000 (a),(b) OHA Credit Funding 10-R Ltd (TSFR3M + 1.800%) 5 .468 07/18/38 502,430
500,000 (a),(b) OHA Credit Funding 16-R Ltd (TSFR3M + 1.750%) 5 .418 10/20/38 501,880
1,000,000 (b),(c) OHS Issuer LLC 6 .000 02/25/61 989,849
1,000,000 (b) One Bryant Park Trust 2019-OBP 2 .516 09/15/54 932,438
500,000 (a),(b) Orchard Park Clo Ltd (TSFR3M + 1.700%) 5 .368 10/20/37 502,253
500,000 (b) Planet Fitness Master Issuer LLC 5 .274 12/06/55 504,537
1,000,000 (b) QTS Issuer ABS II LLC 5 .364 01/05/56 1,005,586
733,683 (a),(b) RCKT Mortgage Trust 2022-3 3 .187 05/25/52 489,044
433,937 (a),(b) Santander Bank Mortgage Credit-Linked Notes (SOFR30A +
4.900%)
9 .256 02/26/52 487,900
896,938 (a),(b) Sequoia Mortgage Trust 2021-9 2 .856 01/25/52 731,374
1,000,000 (a),(b) SHR Trust 2024-LXRY (TSFR1M + 3.600%) 7 .280 10/15/41 1,012,604
49,112 (b) Sierra Receivables Funding Co 4 .640 08/22/44 49,215
1,000,000 (b) Sotheby's Artfi Master Trust 6 .800 06/20/33 1,004,102
1,000,000 (b) Summit Issuer LLC 5 .208 11/20/55 1,010,238
476,250 (b) Taco Bell Funding LLC 4 .940 11/25/48 477,246
500,000 (a),(b) Texas Debt Capital CLO 2025-I Ltd (TSFR3M + 1.550%) 5 .218 04/24/38 501,402
650,000 (a) UBS Commercial Mortgage Trust 2018-C8 4 .682 02/15/51 607,790
1,000,000 (b) Uniti Fiber Abs Issuer LLC 5 .177 01/20/56 1,004,986
1,000,000 (b) UNITK 2026-1A A2 5 .219 02/25/56 1,003,125
500,000 (b) UNITK 2026-1A A2 7 .653 02/25/56 510,156
751,500 (b) VB-S1 Issuer LLC - VBTEL 3 .156 02/15/52 733,928
1,000,000 (a),(b) Verus Securitization Trust 5 .796 11/25/70 1,003,368
1,215,000 (a),(b) Verus Securitization Trust 2025-1 6 .512 01/25/70 1,236,857
1,000,000 (a),(b) WCORE Commercial Mortgage Trust 2024-CORE (TSFR1M +
2.241%)
5 .921 11/15/41 1,007,377
600,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 3 .671 11/15/59 570,765
1,000,000 (a) Wells Fargo Commercial Mortgage Trust 2016-C36 4 .098 11/15/59 856,417
1,100,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AGLN (TSFR1M +
2.292%)
5 .972 07/15/37 1,104,789

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 800,000 (a),(b) Wells Fargo Commercial Mortgage Trust 2025-AURA (TSFR1M +
2.292%)
5 .972% 10/15/42 $ 799,307
498,596 (b) Willis Engine Structured Trust IX 5 .159 12/15/50 498,672
TOTAL SECURITIZED
(Cost $113,862,596) 114,233,695
TOTAL LONG-TERM INVESTMENTS
(Cost $114,862,596) 115,233,595
OTHER ASSETS & LIABILITIES, NET - (0.1)% (118,663)
NET ASSETS - 100% $ 115,114,932
CLO Collateralized Loan Obligation
SOFR30A 30 Day Average Secured Overnight Financing Rate
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
TSFR3M CME Term Secured Overnight Financing Rate 3 Month
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $88,434,443 or 76.7% of Total Investments.
(c) When-issued or delayed delivery security.

Portfolio of Investments January 31, 2026
NSCR
See Notes to Financial Statements
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.4%
COMMON STOCKS - 98.4%
COMMUNICATION SERVICES - 9.8%
713 Alphabet, Inc, Class A $ 240,994
571 Alphabet, Inc, Class C 193,301
326 Meta Platforms, Inc 233,579
TOTAL COMMUNICATION SERVICES 667,874
CONSUMER DISCRETIONARY - 14.4%
1,295 (a) Amazon.com, Inc 309,894
21 (a) AutoZone, Inc 77,790
1,161 (a) Carnival Corp 34,853
310 Expedia Group, Inc 82,100
158 Home Depot, Inc 59,185
732 PulteGroup, Inc 91,566
314 (a) Tesla, Inc 135,149
904 TJX Cos, Inc 135,428
300 Williams-Sonoma, Inc 61,395
TOTAL CONSUMER DISCRETIONARY 987,360
CONSUMER STAPLES - 2.3%
1,331 Altria Group, Inc 82,509
638 Walmart, Inc 76,011
TOTAL CONSUMER STAPLES 158,520
ENERGY - 0.6%
233 Chevron Corp 41,218
TOTAL ENERGY 41,218
FINANCIALS - 11.0%
167 Ameriprise Financial, Inc 88,041
372 Bank of New York Mellon Corp 44,610
1,537 Citigroup, Inc 177,846
46 Goldman Sachs Group, Inc 43,029
194 JPMorgan Chase & Co 59,343
629 KKR & Co, Inc 71,870
376 Mastercard, Inc, Class A 202,585
216 Visa, Inc, Class A 69,515
TOTAL FINANCIALS 756,839
HEALTH CARE - 12.9%
435 AbbVie, Inc 97,009
1,202 (a) Boston Scientific Corp 112,423
213 Eli Lilly & Co 220,913
964 Johnson & Johnson 219,069
53 McKesson Corp 44,054
177 Regeneron Pharmaceuticals, Inc 131,237
295 (a) Tenet Healthcare Corp 55,838
TOTAL HEALTH CARE 880,543
INDUSTRIALS - 10.8%
266 Cummins, Inc 153,966
883 Delta Air Lines, Inc 58,181
105 GE Vernova, Inc 76,269
316 Howmet Aerospace, Inc 65,753
786 Ingersoll Rand, Inc 67,667
872 RTX Corp 175,211
1,255 (a) Uber Technologies, Inc 100,463
439 (a) United Airlines Holdings, Inc 44,918
TOTAL INDUSTRIALS 742,428
INFORMATION TECHNOLOGY - 29.6%
365 (a) Advanced Micro Devices, Inc 86,406
1,637 Apple, Inc 424,769
28 (a) AppLovin Corp, Class A 13,247
651 Broadcom, Inc 215,676
1,856 Cisco Systems, Inc 145,362

See Notes to Financial Statements
SHARES DESCRIPTION VALUE
INFORMATION TECHNOLOGY (continued)
439 Lam Research Corp $ 102,489
1,040 Microsoft Corp 447,502
1,824 NVIDIA Corp 348,621
375 (a) Palantir Technologies, Inc, Class A 54,971
402 (a) Palo Alto Networks, Inc 71,142
392 Salesforce, Inc 83,218
90 Seagate Technology Holdings plc 36,692
TOTAL INFORMATION TECHNOLOGY 2,030,095
MATERIALS - 4.6%
993 Freeport-McMoRan, Inc 59,808
520 Newmont Corp 58,422
501 Royal Gold, Inc 131,918
377 Steel Dynamics, Inc 67,698
TOTAL MATERIALS 317,846
UTILITIES - 2.4%
274 Alliant Energy Corp 18,059
1,232 American Electric Power Co, Inc 147,563
TOTAL UTILITIES 165,622
TOTAL COMMON STOCKS
(Cost $5,407,108) 6,748,345
TOTAL LONG-TERM INVESTMENTS
(Cost $5,407,108) 6,748,345
OTHER ASSETS & LIABILITIES, NET - 1.6% 106,918
NET ASSETS - 100% $ 6,855,263
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.

Portfolio of Investments January 31, 2026
NUSB
See Notes to Financial Statements
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 77.1%
CORPORATE DEBT - 61.4%
FINANCIALS - 32.0%
$ 1,000,000 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.100% 01/15/27 $ 1,018,979
1,000,000 Air Lease Corp 3.625 04/01/27 991,880
1,000,000 Allstate Corp/The 3.280 12/15/26 994,559
1,520,000 (a) American Express Co (SOFR + 0.750%) 4.416 04/23/27 1,520,785
1,000,000 Aon North America Inc 5.125 03/01/27 1,012,119
1,500,000 Bank of America Corp 3.559 04/23/27 1,498,416
1,410,000 (a) Bank of Montreal (SOFR Compounded Index + 0.880%) 5.743 09/10/27 1,413,597
1,000,000 Bank of Montreal 4.100 12/15/27 1,001,253
1,000,000 (a) Bank of Montreal (SOFR Compounded Index + 0.750%) 4.427 09/22/28 1,001,688
1,555,000 Bank of New York Mellon Corp/The 4.947 04/26/27 1,558,647
750,000 Bank of New York Mellon/The 4.587 04/20/27 751,053
1,000,000 (a) Canadian Imperial Bank of Commerce (SOFR + 0.800%) 4.506 09/08/28 1,002,068
2,085,000 Charles Schwab Corp/The 0.900 03/11/26 2,078,851
1,275,000 (a) Citibank NA (SOFR Compounded Index + 0.590%) 4.256 04/30/26 1,275,854
1,250,000 Citizens Bank NA/Providence RI 4.192 01/29/29 1,251,947
750,000 (a),(b) Corebridge Global Funding (SOFR + 0.750%) 4.416 01/07/28 750,148
1,250,000 (a),(b) Equitable America Global Funding (SOFR + 0.710%) 4.394 09/15/27 1,251,969
1,000,000 ERP Operating LP 2.850 11/01/26 992,453
1,500,000 Goldman Sachs Group Inc/The 1.431 03/09/27 1,495,926
1,250,000 (a) Goldman Sachs Group Inc/The (SOFR + 0.710%) 4.402 01/21/29 1,250,028
1,000,000 (a) Huntington National Bank/The (SOFR + 0.720%) 4.386 04/12/28 1,000,596
1,668,000 JPMorgan Chase & Co 6.070 10/22/27 1,693,942
1,000,000 (a) Marsh & McLennan Cos Inc (SOFR Compounded Index +
0.700%)
4.509 11/08/27 1,004,667
1,285,000 (a),(b) MassMutual Global Funding II (SOFR + 0.740%) 4.405 04/09/27 1,291,603
1,250,000 (a) Morgan Stanley Private Bank NA (SOFR + 0.770%) 5.162 07/06/28 1,253,727
1,000,000 (a) Morgan Stanley Private Bank NA (SOFR + 0.780%) 4.556 11/17/28 1,002,740
1,250,000 (a),(b) National Australia Bank Ltd (SOFR + 0.530%) 4.190 12/13/28 1,250,755
1,250,000 (a) National Bank of Canada (SOFR + 0.770%) 4.462 01/20/29 1,251,937
995,000 (a),(b) New York Life Global Funding (SOFR + 0.670%) 4.345 04/02/27 999,002
700,000 PNC Bank NA 4.543 05/13/27 700,931
1,250,000 (a) PNC Financial Services Group Inc/The (SOFR + 0.620%) 4.314 01/26/29 1,251,713
1,250,000 (a),(b) Principal Life Global Funding II (SOFR + 0.810%) 4.592 08/18/28 1,251,237
1,250,000 RenaissanceRe Finance Inc 3.450 07/01/27 1,241,688
2,055,000 (a) Royal Bank of Canada (SOFR Compounded Index + 1.080%) 4.746 07/20/26 2,063,493
1,000,000 (a) Royal Bank of Canada (SOFR + 0.700%) 4.542 11/03/28 1,000,793
1,000,000 (a) State Street Corp (SOFR + 0.640%) 4.306 10/22/27 1,004,896
1,000,000 (a) Toronto-Dominion Bank/The (SOFR + 0.620%) 4.303 12/17/26 1,002,995
1,250,000 Toronto-Dominion Bank/The 3.913 01/13/28 1,250,432
1,250,000 (a) Truist Bank (SOFR + 0.770%) 4.436 07/24/28 1,253,813
750,000 UBS AG/Stamford CT 4.864 01/10/28 756,545
1,275,000 (a) UnitedHealth Group Inc (SOFR + 0.500%) 4.166 07/15/26 1,277,024
1,000,000 Ventas Realty LP 3.850 04/01/27 998,384
TOTAL FINANCIALS 49,915,133
INDUSTRIAL - 25.2%
810,000 (a) American Honda Finance Corp (SOFR Compounded Index +
0.720%)
4.395 10/05/26 812,122
1,725,000 AT&T Inc 2.950 07/15/26 1,717,259
1,000,000 BAT Capital Corp 3.557 08/15/27 993,639
395,000 (a),(b) BMW US Capital LLC (SOFR Compounded Index + 0.550%) 4.225 04/02/26 395,252
1,000,000 Broadcom Inc 3.459 09/15/26 997,984
1,000,000 Carrier Global Corp 2.493 02/15/27 986,079
1,410,000 (a) Caterpillar Financial Services Corp (SOFR + 0.690%) 4.356 10/16/26 1,415,325
720,000 (a) Caterpillar Financial Services Corp (SOFR + 0.520%) 4.309 05/14/27 723,663
1,275,000 CVS Health Corp 5.000 02/20/26 1,275,285
1,250,000 Equinix Inc 2.900 11/18/26 1,239,671
1,250,000 Gilead Sciences Inc 2.950 03/01/27 1,239,086
1,250,000 Haleon US Capital LLC 3.375 03/24/27 1,242,054
1,320,000 Intel Corp 4.875 02/10/26 1,320,079

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIAL (continued)
$ 1,000,000 (a) John Deere Capital Corp (SOFR + 0.500%) 4.219% 03/06/28 $ 1,004,249
1,250,000 (a) Keurig Dr Pepper Inc (SOFR + 0.580%) 4.366 11/15/26 1,250,569
1,250,000 Kroger Co/The 2.650 10/15/26 1,238,861
1,000,000 L3Harris Technologies Inc 3.850 12/15/26 999,188
1,000,000 (b) Mars Inc 4.450 03/01/27 1,007,341
1,250,000 McDonald's Corp 3.500 03/01/27 1,245,668
1,000,000 O'Reilly Automotive Inc 5.750 11/20/26 1,012,571
1,000,000 Otis Worldwide Corp 2.293 04/05/27 980,961
1,750,000 (a) Pfizer Inc (SOFR + 0.500%) 4.271 11/15/27 1,756,954
1,250,000 Philip Morris International Inc 4.750 02/12/27 1,262,183
1,000,000 (a) Philip Morris International Inc (SOFR + 0.660%) 4.326 10/27/28 1,003,417
1,400,000 Republic Services Inc 2.900 07/01/26 1,394,706
1,250,000 Roper Technologies Inc 3.800 12/15/26 1,249,056
1,000,000 RTX Corp 2.650 11/01/26 991,557
1,000,000 (a),(b) Siemens Funding BV (SOFR + 0.640%) 4.389 05/26/28 1,004,771
1,000,000 Sysco Corp 3.300 07/15/26 997,240
750,000 T-Mobile USA Inc 2.625 04/15/26 747,989
1,065,000 (a) Toyota Motor Credit Corp (SOFR + 0.450%) 4.236 05/15/26 1,065,904
1,290,000 (a) Toyota Motor Credit Corp (SOFR + 0.770%) 4.580 08/07/26 1,293,736
1,525,000 Trane Technologies Financing Ltd 3.500 03/21/26 1,524,171
1,000,000 (b) Volkswagen Group of America Finance LLC 4.950 03/25/27 1,008,370
1,000,000 Zimmer Biomet Holdings Inc 4.700 02/19/27 1,008,252
TOTAL INDUSTRIAL 39,405,212
UTILITY - 4.2%
325,000 DTE Electric Co 4.250 05/14/27 327,295
1,250,000 Duke Energy Progress LLC 4.350 03/06/27 1,258,758
1,725,000 National Rural Utilities Cooperative Finance Corp 4.450 03/13/26 1,725,905
1,275,000 (a) National Rural Utilities Cooperative Finance Corp (SOFR +
0.820%)
4.504 09/16/27 1,283,253
1,000,000 NextEra Energy Capital Holdings Inc 4.685 09/01/27 1,011,442
1,000,000 (b) Oncor Electric Delivery Co LLC 4.500 03/20/27 1,008,008
TOTAL UTILITY 6,614,661
TOTAL CORPORATE DEBT
(Cost $95,643,525) 95,935,006
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED - 15.7%
67,568 BANK 2017-BNK6 3.289 07/15/60 67,329
436,347 BANK 2022-BNK39 1.744 02/15/55 431,044
168,739 Bank of America Merrill Lynch Commercial Mortgage Trust
2017-BNK3
3.366 02/15/50 168,246
152,799 (a) BMW Vehicle Lease Trust (SOFR30A + 0.420%) 5.154 01/25/27 152,827
1,000,000 (a),(b) BX 2021-LBA3 Mortgage Trust (TSFR1M + 0.804%) 4.484 10/15/36 999,119
1,495,397 (a),(b) BX Commercial Mortgage Trust (TSFR1M + 1.035%) 4.715 12/15/38 1,495,726
1,050,000 (a),(b) BX Commercial Mortgage Trust 2021-21M (TSFR1M + 1.092%) 4.772 10/15/36 1,049,878
80,137 Carmax Auto Owner Trust 2022-4 5.340 08/16/27 80,331
361,191 (a) CarMax Auto Owner Trust 2024-4 (SOFR30A + 0.450%) 4.157 12/15/27 361,326
2,301 (b) Chase Auto Owner Trust 2024-4 5.250 09/27/27 2,303
1,200,000 CNH Equipment Trust 3.820 06/15/29 1,203,106
9,021 (a) CNH Equipment Trust 2024-B (SOFR30A + 0.400%) 4.107 10/15/27 9,022
204,051 (a) CNH Equipment Trust 2024-C (SOFR30A + 0.420%) 4.127 02/18/28 204,131
113,534 COMM 2016-CR28 Mortgage Trust 3.651 02/10/49 113,530
300,000 CSAIL 2016-C7 Commercial Mortgage Trust 3.502 11/15/49 298,152
283,751 DBJPM 2016-C3 Mortgage Trust 2.632 08/10/49 282,788
938,217 (b) DBWF Mortgage Trust 2.998 06/10/34 929,901
60,024 (b) DLLMT 2024-1 LLC 5.080 02/22/27 60,132
1,192,255 (a),(b) EQUS 2021-EQAZ Mortgage Trust (TSFR1M + 1.019%) 4.700 10/15/38 1,192,751
5,045 (a) Ford Credit Auto Lease Trust 2024-B (SOFR30A + 0.400%) 4.107 02/15/27 5,045
166,438 (a) Ford Credit Auto Owner Trust 2024-C (SOFR30A + 0.400%) 4.107 08/15/27 166,511
143,698 (a) GM Financial Automobile Leasing Trust 2024-3 (SOFR30A +
0.470%)
4.173 01/20/27 143,728

Portfolio of Investments January 31, 2026
(continued)
NUSB

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SECURITIZED (continued)
$ 187,873 (a) GM Financial Consumer Automobile Receivables Trust 2024-4
(SOFR30A + 0.400%)
4.107% 10/18/27 $ 187,919
32,400 (a) GS Mortgage Securities Trust 2016-GS4 3.278 11/10/49 32,356
1,295,000 (b) Hyundai Auto Lease Securitizat 4.180 05/15/28 1,296,062
1,379,243 (b) Hyundai Auto Lease Securitization Trust 2025-C 4.370 01/18/28 1,384,206
261,700 (a) Hyundai Auto Receivables Trust 2024-C (SOFR30A + 0.400%) 4.107 09/15/27 261,805
681,071 Hyundai Auto Receivables Trust 2025-A 4.330 12/15/27 682,202
1,000,000 (b) Kubota Credit Owner Trust 2025-2 4.480 04/17/28 1,005,508
68,629 Morgan Stanley Capital I Trust 2016-UBS12 3.436 12/15/49 68,316
225 Morgan Stanley Capital I Trust 2016-UBS9 3.594 03/15/49 224
169,563 Morgan Stanley Capital I Trust 2021-L7 0.881 10/15/54 167,848
240,000 (a),(b) MTN Commercial Mortgage Trust 2022-LPFL (TSFR1M + 1.397%) 5.087 03/15/39 240,091
812,678 (b) Porsche Financial Auto Securit 3.910 03/22/29 813,204
35,994 (a),(b) Porsche Innovative Lease Owner Trust 2024-1 (SOFR30A +
0.520%)
4.223 01/20/27 36,000
42,552 (a),(b) Porsche Innovative Lease Owner Trust 2024-2 (SOFR30A +
0.440%)
0.000 12/21/26 42,557
915,677 (a),(b) SMR 2022-IND Mortgage Trust (TSFR1M + 1.650%) 5.330 02/15/39 914,951
1,250,000 (b) SOFI CONSUMER LOAN PROGRAM TRU 4.060 12/26/35 1,251,638
78,762 (a),(b) Tesla Auto Lease Trust 2024-B (SOFR30A + 0.590%) 4.293 01/20/27 78,773
19,108 (a) Toyota Auto Receivables 2024-C Owner Trust (SOFR30A +
0.370%)
4.077 05/17/27 19,110
263,239 Toyota Auto Receivables 2024-D Owner Trust 4.550 08/16/27 263,545
1,300,000 Toyota Auto Receivables 2025-D Owner Trust 3.890 08/15/28 1,301,489
4,289 (a),(b) Toyota Lease Owner Trust 2024-B (SOFR30A + 0.440%) 4.143 02/22/27 4,290
1,500,000 (b) Toyota Lease Owner Trust 2025-B 3.910 05/22/28 1,502,717
10,956 UBS Commercial Mortgage Trust 2017-C1 3.256 06/15/50 10,926
21,658 UBS Commercial Mortgage Trust 2017-C4 3.366 10/15/50 21,551
24,972 (a) Volkswagen Auto Lease Trust 2024-A (SOFR30A + 0.470%) 4.173 12/21/26 24,976
200,352 (b) Volvo Financial Equipment LLC 4.560 05/17/27 200,584
1,000,000 (b) Volvo Financial Equipment LLC 3.960 06/15/28 1,001,136
79,030 Wells Fargo Commercial Mortgage Trust 2016-C33 3.426 03/15/59 78,892
48,236 (a) World Omni Auto Receivables Trust 2024-C (SOFR30A +
0.470%)
4.177 01/18/28 48,253
1,215,554 (a) World Omni Auto Receivables Trust 2025-B (SOFR30A + 0.470%) 4.177 08/15/28 1,216,360
900,000 World Omni Auto Receivables Trust 2025-C 4.190 10/16/28 901,468
TOTAL SECURITIZED
(Cost $24,426,882) 24,475,883
TOTAL LONG-TERM INVESTMENTS
(Cost $120,070,407) 120,410,889
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 22.9%
COMMERCIAL PAPER - 20.2%
1,250,000 (b) Archer-Daniels-Midland Co 0.000 03/16/26 1,244,211
1,250,000 (b) Atlantic Asset Securitization LLC 0.000 02/17/26 1,247,679
1,250,000 Banco Santander SA 0.000 02/09/26 1,248,708
1,250,000 (b) Barton Capital SA 0.000 02/18/26 1,247,548
1,250,000 (b) Barton Capital SA 0.000 03/06/26 1,245,463
1,250,000 CABOT TRAIL FUNDING LLC 0.000 03/25/26 1,242,999
1,295,000 CABOT TRAIL FUNDING LLC 0.000 05/11/26 1,281,475
995,000 Danske Corp 0.000 02/06/26 994,286
1,000,000 Duke Energy Corp 0.000 03/23/26 994,536
1,500,000 Duke Energy Corporation < DUK > 0.000 02/04/26 1,499,232
1,430,000 (b) Globe Life Inc 0.000 04/08/26 1,419,502
1,000,000 (b) Healthpeak OP LLC 0.000 02/11/26 998,724
1,000,000 (b) Honeywell International Inc 0.000 02/17/26 998,127
1,250,000 Macquarie Bank Ltd 0.000 04/27/26 1,238,806
1,250,000 McDonald's Corp 0.000 02/12/26 1,248,276
250,000 (b) Mizuho Bank Ltd/New York NY 0.000 04/27/26 247,752
592,000 (b) National Bank of Canada 0.000 05/13/26 585,728

See Notes to Financial Statements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COMMERCIAL PAPER (continued)
$ 1,000,000 (b) National Bank of Canada 0.000% 02/03/26 $ 999,594
1,250,000 NextEra Energy Capital Holdings Inc 0.000 03/06/26 1,245,303
500,000 (b) NextEra Energy Capital Holdings Inc 0.000 02/20/26 498,882
250,000 (b) Pure Grove Funding 0.000 02/25/26 249,327
780,000 (b) Pure Grove Funding 0.000 02/04/26 779,601
1,250,000 Salisbury Receivables Co LLC 0.000 06/04/26 1,233,825
1,160,000 (b) Salisbury Receivables Co LLC 0.000 02/09/26 1,158,809
1,265,000 (b) Sheffield Receivables Co LLC 0.000 02/09/26 1,263,700
1,500,000 (b) Sheffield Receivables Co LLC 0.000 02/11/26 1,498,146
1,500,000 SUMITOMO MITSUI TRUST NY 0.000 04/14/26 1,488,500
1,000,000 TotalEnergies Holdings SAS 0.000 02/18/26 998,047
1,250,000 (a) Westpac Banking Corp/NY (SOFR + 0.300%) 3.950 10/06/26 1,250,546
TOTAL COMMERCIAL PAPER
(Cost $31,653,648) 31,647,332
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE DEBT - 1.4%
FINANCIALS - 0.6%
1,000,000 Federal Realty OP LP 1.250 02/15/26 998,702
TOTAL FINANCIALS 998,702
INDUSTRIAL - 0.8%
1,250,000 American Tower Corp 4.400 02/15/26 1,249,921
TOTAL INDUSTRIAL 1,249,921
TOTAL CORPORATE DEBT
(Cost $2,248,638) 2,248,623
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
REPURCHASE AGREEMENTS - 0.1%
120,000 (c) Fixed Income Clearing Corp 3.660 02/02/26 $ 120,000
TOTAL REPURCHASE AGREEMENTS
(Cost $120,000) 120,000
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
U.S. TREASURY - 1.2%
550,000 United States Treasury Note/Bond 4.375 08/15/26 552,093
1,345,000 United States Treasury Note/Bond 4.625 11/15/26 1,355,329
TOTAL U.S. TREASURY
(Cost $1,907,409) 1,907,422
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,929,695) 35,923,377
TOTAL INVESTMENTS - 100.0%
(Cost $156,000,102) 156,334,266
OTHER ASSETS & LIABILITIES, NET - (0.0)% (21,412)
NET ASSETS - 100% $ 156,312,854
SOFR Secured Overnight Financing Rate
SOFR30A 30 Day Average Secured Overnight Financing Rate
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $42,402,776 or 27.1% of Total Investments.
(c) Agreement with Fixed Income Clearing Corp, 3.660% dated 1/30/26 to be repurchased at $120,037 on 2/2/26, collateralized by
Government Agency Securities, with coupon rate 2.375% and maturity date 2/15/42, valued at $122,468.

Statement of Assets and Liabilities
See Notes to Financial Statements

January 31, 2026 (Unaudited) NCLO NCPB NUAG NUSA NUHY
ASSETS
Long-term investments, at value
†‡
$ 151,035,279 $ 56,870,424 $ 59,701,933 $ 33,602,717 $ 113,659,026
Investments purchased with collateral from securities lending, at value
(cost approximates value) — — 140,973 38,011 1,754,200
Cash 1,317,303 376,485 320,013 1,073,563 727,699
Receivables:
Interest 400,156 546,080 651,012 331,972 2,110,576
Investments sold — 99,934 — 80,201 —
Securities lending income — 13 601 29 1,110
Other 328 330 2,311 628 1,842
Total assets 152,753,066 57,893,266 60,816,843 35,127,121 118,254,453
LIABILITIES
Payables:
Management fees 31,375 14,494 9,495 4,321 29,518
Collateral from securities lending — — 140,973 38,011 1,754,200
Interest — — — 817 6,264
Investments purchased - regular settlement — 299,978 150,000 1,104,277 502,620
Investments purchased - when-issued/delayed-delivery settlement 2,000,000 637,462 — — —
Accrued expenses:
Professional fees 46 22 27 14 42
Trustees fees 472 193 235 118 381
Other 328 330 2,312 628 1,843
Total liabilities 2,032,221 952,479 303,042 1,148,186 2,294,868
Net assets $ 150,720,845 $ 56,940,787 $ 60,513,801 $ 33,978,935 $ 115,959,585
Shares outstanding 6,000,000 2,250,000 2,850,000 1,450,000 5,350,000
Net asset value ("NAV") per share $ 25 .12 $ 25 .31 $ 21 .23 $ 23 .43 $ 21 .67
NET ASSETS CONSIST OF:
Paid-in capital 150,128,893 56,539,445 87,900,928 35,925,639 127,945,688
Total distributable earnings (loss) 591,952 401,342 (27,387,127) (1,946,704) (11,986,103)
Net assets $ 150,720,845 $ 56,940,787 $ 60,513,801 $ 33,978,935 $ 115,959,585
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
   Long-term investments, cost $ 150,962,189 $ 56,147,519 $ 60,367,058 $ 33,330,599 $ 112,434,958
‡   Includes securities loaned of $ — $ — $ 135,581 $ 36,905 $ 1,682,319

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

January 31, 2026 (Unaudited) NUBD NHYB NPFI NSCI NSCR
ASSETS
Long-term investments, at value
†‡
$ 468,308,504 $ 1,569,173,263 $ 127,151,546 $ 115,233,595 $ 6,748,345
Short-term investments, at value
◊
10,016 787,350 — — —
Investments purchased with collateral from securities lending, at value
(cost approximates value) 1,289,937 — — — —
Cash 2,295,484 717,149 159,556 467,837 117,226
Receivables:
Dividends — — — — 1,674
Interest 4,454,038 28,638,721 2,035,026 367,853 291
Investments sold 299,117 4,418,379 176,194 — —
Securities lending income 550 — — 312 —
Shares sold — — — 3,795,367 —
Other 5,925 326 304 48 40
Total assets 476,663,571 1,603,735,188 129,522,626 119,865,012 6,867,576
LIABILITIES
Payables:
Management fees 59,691 109,497 60,088 34,946 2,635
Collateral from securities lending 1,289,937 — — — —
Interest 135 — 2,408 — —
Investments purchased - regular settlement 748,096 165,000 217,500 999,834 9,611
Investments purchased - when-issued/delayed-delivery settlement 200,000 220,000 — 3,714,849 —
Accrued expenses:
Professional fees 173 601 26 39 3
Trustees fees 1,539 5,276 370 363 23
Other 5,925 326 304 49 41
Total liabilities 2,305,496 500,700 280,696 4,750,080 12,313
Net assets $ 474,358,075 $ 1,603,234,488 $ 129,241,930 $ 115,114,932 $ 6,855,263
Shares outstanding 21,175,000 63,875,000 4,900,000 4,550,000 220,000
Net asset value ("NAV") per share $ 22 .40 $ 25 .10 $ 26 .38 $ 25 .30 $ 31 .16
NET ASSETS CONSIST OF:
Paid-in capital 506,056,881 1,591,642,053 127,298,821 114,288,458 5,541,339
Total distributable earnings (loss) (31,698,806) 11,592,435 1,943,109 826,474 1,313,924
Net assets $ 474,358,075 $ 1,603,234,488 $ 129,241,930 $ 115,114,932 $ 6,855,263
Authorized shares Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01 $ 0 .01
†
   Long-term investments, cost $ 487,992,412 $ 1,562,497,211 $ 125,056,089 $ 114,862,596 $ 5,407,108
◊
   Short-term investments, cost $ 10,012 $ 787,773 $ — $ — $ —
‡   Includes securities loaned of $ 1,248,938 $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements

January 31, 2026 (Unaudited) NUSB
ASSETS
Long-term investments, at value
†
$ 120,410,889
Short-term investments, at value
◊
35,923,377
Cash 22,582
Receivables:
Interest 908,616
Other 759
Total assets 157,266,223
LIABILITIES
Payables:
Management fees 22,523
Interest 78
Investments purchased - regular settlement 929,422
Accrued expenses:
Professional fees 60
Trustees fees 528
Other 758
Total liabilities 953,369
Net assets $ 156,312,854
Shares outstanding 6,175,000
Net asset value ("NAV") per share $ 25 .31
NET ASSETS CONSIST OF:
Paid-in capital 155,576,423
Total distributable earnings (loss) 736,431
Net assets $ 156,312,854
Authorized shares Unlimited
Par value per share $ 0 .01
†
   Long-term investments, cost $ 120,070,407
◊
   Short-term investments, cost $ 35,929,695

Statement of Operations
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited)
NCLO NCPB NUAG NUSA NUHY
INVESTMENT INCOME
Interest 3,607,930 1,503,631 1,492,939 694,063 3,544,971
Securities lending income, net — — 670 177 17,607
Total investment income 3,607,930 1,503,631 1,493,609 694,240 3,562,578
EXPENSES
Management fees 145,266 85,936 57,799 25,917 158,597
Professional fees 131 58 41 16 36
Trustees fees 2,514 1,203 1,426 745 2,366
Total expenses 147,911 87,197 59,266 26,678 160,999
Net investment income (loss) 3,460,019 1,416,434 1,434,343 667,562 3,401,579
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (39,027) 220,244 69,198 4,343 427,601
In-kind redemptions 5,146 — 40,967 17,208 —
Net realized gain (loss) (33,881) 220,244 110,165 21,551 427,601
Change in unrealized appreciation (depreciation) on:
Investments 98,477 632,517 719,695 207,971 200,934
Net change in unrealized appreciation (depreciation) 98,477 632,517 719,695 207,971 200,934
Net realized and unrealized gain (loss) 64,596 852,761 829,860 229,522 628,535
Net increase (decrease) in net assets from
operations $ 3,524,615 $ 2,269,195 $ 2,264,203 $ 897,084 $ 4,030,114

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited)
NUBD NHYB
1
NPFI NSCI
1
NSCR
INVESTMENT INCOME
Dividends $ — $ — $ 11 $ — $ 32,857
Interest 8,729,529 23,768,398 2,517,714 1,591,523 —
Securities lending income, net 4,026 — — — —
Tax withheld on income — (2,767) — — —
Total investment income 8,733,555 23,765,631 2,517,725 1,591,523 32,857
EXPENSES
Management fees 333,344 300,453 222,547 111,987 15,533
Professional fees 205 1,342 67 113 8
Trustees fees 9,756 24,513 1,944 1,647 147
Total expenses 343,305 326,308 224,558 113,747 15,688
Net investment income (loss) 8,390,250 23,439,323 2,293,167 1,477,776 17,169
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments (387,750) 27,395 144,060 6,348 217,145
In-kind redemptions — 145,495 — — —
Net realized gain (loss) (387,750) 172,890 144,060 6,348 217,145
Change in unrealized appreciation (depreciation) on:
Investments 6,111,605 6,675,629 1,021,806 370,999 169,670
Net change in unrealized appreciation (depreciation) 6,111,605 6,675,629 1,021,806 370,999 169,670
Net realized and unrealized gain (loss) 5,723,855 6,848,519 1,165,866 377,347 386,815
Net increase (decrease) in net assets from
operations $ 14,114,105 $ 30,287,842 $ 3,459,033 $ 1,855,123 $ 403,984

Statement of Operations
(continued)
See Notes to Financial Statements

Six Months Ended January 31, 2026 (Unaudited)
NUSB
INVESTMENT INCOME
Interest 3,494,780
Total investment income 3,494,780
EXPENSES
Management fees 133,434
Professional fees 148
Trustees fees 3,288
Total expenses 136,870
Net investment income (loss) 3,357,910
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) from:
Investments 37,027
Net realized gain (loss) 37,027
Change in unrealized appreciation (depreciation) on:
Investments 231,998
Net change in unrealized appreciation (depreciation) 231,998
Net realized and unrealized gain (loss) 269,025
Net increase (decrease) in net assets from operations $ 3,626,935
1 For the period September 23, 2025 (commencement of operations) through January 31, 2026.

Statement of Changes in Net Assets
See Notes to Financial Statements

NCLO NCPB
Unaudited
Six Months
Ended
1/31/26
For the period
12/10/24
(commencement
of operations)
through 7/31/25
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 3,460,019 $ 3,350,864 $ 1,416,434 $ 2,680,600
Net realized gain (loss) (33,881) (23,082) 220,244 (309,087)
Net change in unrealized appreciation (depreciation) 98,477 (25,387) 632,517 (476,886)
Net increase (decrease) in net assets from operations 3,524,615 3,302,395 2,269,195 1,894,627
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (3,456,890) (2,778,168) (1,544,388) (2,760,275)
Total distributions (3,456,890) (2,778,168) (1,544,388) (2,760,275)
FUND SHARE TRANSACTIONS
Subscriptions 88,370,830 103,757,038 633,988 19,004,830
Redemptions (39,494,554) (2,504,421) – (3,115,595)
Net increase (decrease) from Fund share transactions 48,876,276 101,252,617 633,988 15,889,235
Net increase (decrease) in net assets 48,944,001 101,776,844 1,358,795 15,023,587
Net assets at the beginning of period 101,776,844 – 55,581,992 40,558,405
Net assets at the end of period $ 150,720,845 $ 101,776,844 $ 56,940,787 $ 55,581,992

See Notes to Financial Statements

NUAG NUSA
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 1,434,343 $ 1,971,790 $ 667,562 $ 1,133,263
Net realized gain (loss) 110,165 (39,477) 21,551 203,105
Net change in unrealized appreciation (depreciation) 719,695 59,180 207,971 56,870
Net increase (decrease) in net assets from operations 2,264,203 1,991,493 897,084 1,393,238
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (1,460,310) (1,964,010) (667,430) (1,151,940)
Total distributions (1,460,310) (1,964,010) (667,430) (1,151,940)
FUND SHARE TRANSACTIONS
Subscriptions 11,671,605 31,218,134 2,338,946 9,228,744
Redemptions (10,602,972) (8,421,143) (1,168,819) (9,323,898)
Net increase (decrease) from Fund share transactions 1,068,633 22,796,991 1,170,127 (95,154)
Net increase (decrease) in net assets 1,872,526 22,824,474 1,399,781 146,144
Net assets at the beginning of period 58,641,275 35,816,801 32,579,154 32,433,010
Net assets at the end of period $ 60,513,801 $ 58,641,275 $ 33,978,935 $ 32,579,154

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NUHY NUBD
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 3,401,579 $ 5,921,948 $ 8,390,250 $ 14,838,432
Net realized gain (loss) 427,601 217,121 (387,750) (2,143,801)
Net change in unrealized appreciation (depreciation) 200,934 1,121,409 6,111,605 (848,681)
Net increase (decrease) in net assets from operations 4,030,114 7,260,478 14,114,105 11,845,950
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (3,428,460) (6,076,470) (8,624,905) (14,741,660)
Total distributions (3,428,460) (6,076,470) (8,624,905) (14,741,660)
FUND SHARE TRANSACTIONS
Subscriptions 18,346,413 14,948,488 66,723,759 75,648,374
Redemptions – (8,342,559) – (39,329,376)
Net increase (decrease) from Fund share transactions 18,346,413 6,605,929 66,723,759 36,318,998
Net increase (decrease) in net assets 18,948,067 7,789,937 72,212,959 33,423,288
Net assets at the beginning of period 97,011,518 89,221,581 402,145,116 368,721,828
Net assets at the end of period $ 115,959,585 $ 97,011,518 $ 474,358,075 $ 402,145,116

See Notes to Financial Statements

NHYB NPFI NSCI
Unaudited
For the period
9/23/25
(commencement
of operations)
through 1/31/26
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Unaudited
For the period
9/23/25
(commencement
of operations)
through 1/31/26
OPERATIONS
Net investment income (loss) $ 23,439,323 $ 2,293,167 $ 2,818,645 $ 1,477,776
Net realized gain (loss) 172,890 144,060 146,823 6,348
Net change in unrealized appreciation (depreciation) 6,675,629 1,021,806 810,951 370,999
Net increase (decrease) in net assets from operations 30,287,842 3,459,033 3,776,419 1,855,123
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (18,695,408) (2,582,605) (2,925,131) (1,028,651)
Total distributions (18,695,408) (2,582,605) (2,925,131) (1,028,651)
FUND SHARE TRANSACTIONS
Subscriptions 1,606,706,460 71,537,342 49,043,314 114,288,460
Redemptions (15,064,406) – (10,307,318) –
Net increase (decrease) from Fund share transactions 1,591,642,054 71,537,342 38,735,996 114,288,460
Net increase (decrease) in net assets 1,603,234,488 72,413,770 39,587,284 115,114,932
Net assets at the beginning of period – 56,828,160 17,240,876 –
Net assets at the end of period $ 1,603,234,488 $ 129,241,930 $ 56,828,160 $ 115,114,932

See Notes to Financial Statements

Statement of Changes in Net Assets
(continued)
NSCR NUSB
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
Unaudited
Six Months
Ended
1/31/26
Year Ended
7/31/25
OPERATIONS
Net investment income (loss) $ 17,169 $ 44,753 $ 3,357,910 $ 6,115,609
Net realized gain (loss) 217,145 (98,491) 37,027 79,328
Net change in unrealized appreciation (depreciation) 169,670 771,405 231,998 77,065
Net increase (decrease) in net assets from operations 403,984 717,667 3,626,935 6,272,002
DISTRIBUTIONS TO SHAREHOLDERS
Dividends (131,098) (92,379) (3,582,681) (5,691,048)
Total distributions (131,098) (92,379) (3,582,681) (5,691,048)
FUND SHARE TRANSACTIONS
Subscriptions – 503,781 4,425,209 139,990,999
Redemptions – (235,890) – (14,521,266)
Net increase (decrease) from Fund share transactions – 267,891 4,425,209 125,469,733
Net increase (decrease) in net assets 272,886 893,179 4,469,463 126,050,687
Net assets at the beginning of period 6,582,377 5,689,198 151,843,391 25,792,704
Net assets at the end of period $ 6,855,263 $ 6,582,377 $ 156,312,854 $ 151,843,391

Financial Highlights

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NCLO
1/31/26
(d)
$ 25.13 $ 0.75 $ 0.02 $ 0.77 $ (0.78) $ — $ — $ (0.78) $ 25.12 $ 25.15
7/31/25
(f)
25.00 1.00 (0.03) 0.97 (0.84) — — (0.84) 25.13 25.13
NCPB
1/31/26
(d)
24.98 0.63 0.39 1.02 (0.69) — — (0.69) 25.31 25.35
7/31/25
25.35 1.28 (0.31) 0.97 (1.27) (0.07) — (1.34) 24.98 24.96
7/31/24
(g)
25.00 0.53 0.21 0.74 (0.39) — — (0.39) 25.35 25.35
NUAG
1/31/26
(d)
20.94 0.48 0.30 0.78 (0.49) — — (0.49) 21.23 21.27
7/31/25
21.07 0.94 (0.12) 0.82 (0.95) — — (0.95) 20.94 20.96
7/31/24
20.64 0.77 0.52 1.29 (0.86) — — (0.86) 21.07 21.09
7/31/23
22.02 0.75 (1.30) (0.55) (0.83) — — (0.83) 20.64 20.68
7/31/22
25.17 0.39 (3.01) (2.62) (0.53) — — (0.53) 22.02 22.09
7/31/21
26.08 0.33 (0.55) (0.22) (0.69) — — (0.69) 25.17 25.18
NUSA
1/31/26
(d)
23.27 0.46 0.16 0.62 (0.46) — — (0.46) 23.43 23.43
7/31/25
23.17 0.90 0.12 1.02 (0.92) — — (0.92) 23.27 23.28
7/31/24
22.83 0.87 0.39 1.26 (0.92) — — (0.92) 23.17 23.21
7/31/23
23.48 0.56 (0.58) (0.02) (0.63) — — (0.63) 22.83 22.83
7/31/22
25.29 0.31 (1.62) (1.31) (0.50) — — (0.50) 23.48 23.52
7/31/21
25.61 0.34 (0.08) 0.26 (0.58) — — (0.58) 25.29 25.31
NUHY
1/31/26
(d)
21.56 0.70 0.13 0.83 (0.72) — — (0.72) 21.67 21.71
7/31/25
21.24 1.36 0.35 1.71 (1.39) — — (1.39) 21.56 21.58
7/31/24
20.61 1.42 0.63 2.05 (1.42) — — (1.42) 21.24 21.28
7/31/23
21.48 1.13 (0.65) 0.48 (1.35) — — (1.35) 20.61 20.68
7/31/22
24.71 1.02 (3.04) (2.02) (1.21) — — (1.21) 21.48 21.63
7/31/21
24.43 1.04 0.47 1.51 (1.23) — — (1.23) 24.71 24.78
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period December 10, 2024 (commencement of operations) through July 31, 2025.
(g)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See Notes to Financial Statements

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
3.12% 3.24% $ 150,721 0.25%
(e)
5.96%
(e)
50%
3.94 3.93 101,777 0.26
(e)
6.29
(e)
25
4.18 4.38 56,941 0.30
(e)
4.94
(e)
44
3.88 3.85 55,582 0.31 5.13 143
2.99 2.99 40,558 0.30
(e)
5.32
(e)
34
3.75 3.85 60,514 0.18
(e)
4.47
(e)
22
4.05 3.98 58,641 0.20 4.51 47
6.44 6.38 35,817 0.21 3.76 48
(2.51) (2.62) 33,016 0.21 3.58 54
(10.50) (10.27) 165,182 0.20 1.65 81
(0.81) (0.64) 173,676 0.20 1.32 235
2.68 2.62 33,979 0.15
(e)
3.86
(e)
20
4.54 4.38 32,579 0.15 3.90 38
5.65 5.81 32,433 0.16 3.81 37
(0.08) (0.20) 41,089 0.20 2.43 78
(5.20) (5.13) 37,566 0.20 1.27 77
1.03 0.80 40,456 0.20 1.33 46
3.96 4.01 115,960 0.30
(e)
6.44
(e)
25
8.34 8.26 97,012 0.30 6.37 49
10.43 10.25 89,222 0.31 6.87 43
2.47 2.07 103,043 0.31 5.50 44
(8.44) (8.07) 96,652 0.31 4.42 56
6.32 5.25 96,378 0.35 4.14 65

Financial Highlights
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
(a)
Net Realized
/Unrealized
Gain (Loss) Total
From
Net
Investment
Income
From
Net Realized
Gains
Return
of
Capital Total
Net Asset
Value,
End of
Period
Market
Price,
End of
Period
NUBD
1/31/26
(d)
$ 22.10 $ 0.43 $ 0.32 $ 0.75 $ (0.45) $ — $ — $ (0.45) $ 22.40 $ 22.41
7/31/25
22.21 0.82 (0.11) 0.71 (0.82) — — (0.82) 22.10 22.10
7/31/24
21.87 0.61 0.46 1.07 (0.73) — — (0.73) 22.21 22.21
7/31/23
23.36 0.54 (1.36) (0.82) (0.67) — — (0.67) 21.87 21.90
7/31/22
26.29 0.41 (2.81) (2.40) (0.53) — — (0.53) 23.36 23.40
7/31/21
27.31 0.45 (0.92) (0.47) (0.55) — — (0.55) 26.29 26.30
NHYB
1/31/26
(d),(f)
24.99 0.56 (0.13) 0.43 (0.32) — — (0.32) 25.10 25.17
NPFI
1/31/26
(d)
26.13 0.75 0.42 1.17 (0.91) (0.01) — (0.92) 26.38 26.36
7/31/25
25.54 1.46 0.64 2.10 (1.43) (0.08) — (1.51) 26.13 26.12
7/31/24
(g)
25.00 0.59 0.41 1.00 (0.29) — (0.17) (0.46) 25.54 25.63
NSCI
1/31/26
(d),(f)
25.03 0.45 0.09 0.54 (0.27) — — (0.27) 25.30 25.31
NSCR
1/31/26
(d)
29.92 0.08 1.75 1.83 (0.15) (0.44) — (0.59) 31.16 31.16
7/31/25
27.09 0.21 3.06 3.27 (0.21) (0.23) — (0.44) 29.92 29.91
7/31/24
(g)
25.00 0.08 2.01 2.09 — — — — 27.09 27.09
NUSB
1/31/26
(d)
25.31 0.55 0.03 0.58 (0.58) — — (0.58) 25.31 25.32
7/31/25
25.16 1.14 0.08 1.22 (1.07) — — (1.07) 25.31 25.31
7/31/24
(g)
25.00 0.52 0.03 0.55 (0.39) — — (0.39) 25.16 25.16
(a)
Based on average shares outstanding.
(b)
Total Return Based on NAV reflects the change in NAV over the period, including the assumed reinvestment of distributions, if any, at NAV on each ex-dividend payment date during the period. Total Return Based on Market Price reflects the change in the closing market price per share over the period, including the assumed reinvestment of distributions, if any, at the closing market price per share on each ex-dividend payment date during the period. Since shares of the Fund did not trade in the secondary market until after the Fund’s commencement of operations, for the period from the commencement of operations to the first day of market trading, the NAV is used as a proxy for the market price to calculate market price returns. Total returns are not annualized.
(c)
Does not include in-kind transactions.
(d)
Unaudited
(e)
Annualized.
(f)
For the period September 23, 2025 (commencement of operations) through January 31, 2026.
(g)
For the period March 5, 2024 (commencement of operations) through July 31, 2024.

See accompanying notes to financial statements.

Ratios and Supplemental Data
Total Return Ratios to Average Net Assets
Based
on
Net Asset
Value
(b)
Based
on
Market
Price
(b)
Net Assets,
End of Period
(000) Expenses
Net Investment
Income (Loss)
Portfolio
Turnover
Rate
(c)
3.43% 3.45% $ 474,358 0.15%
(e)
3.78%
(e)
5%
3.20 3.23 402,145 0.15 3.70 10
5.03 4.88 368,722 0.16 2.80 13
(3.47) (3.53) 273,413 0.16 2.47 14
(9.24) (9.09) 256,945 0.16 1.64 45
(1.72) (1.90) 262,884 0.20 1.69 33
1.69 1.97 1,603,234 0.09
(e)
6.31
(e)
9
4.53 4.49 129,242 0.56
(e)
5.69
(e)
9
8.48 8.05 56,828 0.56 5.70 28
4.05 4.41 17,241 0.55
(e)
5.84
(e)
6
2.32 2.35 115,115 0.39
(e)
5.06
(e)
26
6.16 6.19 6,855 0.45
(e)
0.50
(e)
51
12.22 12.15 6,582 0.45 0.75 121
8.33 8.36 5,689 0.46
(e)
0.78
(e)
4
2.37 2.38 156,313 0.17
(e)
4.28
(e)
13
4.94 4.97 151,843 0.17 4.51 16
2.22 2.21 25,793 0.17
(e)
5.18
(e)
7

Notes to Financial Statements

(Unaudited)
1. General Information
Trust and Fund Information:
Nushares ETF Trust (the “Trust”) is an open-end management investment company registered under the Investment
Company Act of 1940 (the “1940 Act”), as amended. The Trust is comprised of Nuveen AA-BBB CLO ETF (NCLO), Nuveen Core Plus Bond ETF
(NCPB), Nuveen Enhanced Yield U.S. Aggregate Bond ETF (NUAG), Nuveen ESG 1-5 Year U.S. Aggregate Bond ETF (NUSA), Nuveen ESG High
Yield Corporate Bond ETF (NUHY), Nuveen ESG U.S. Aggregate Bond ETF (NUBD), Nuveen High Yield Corporate Bond ETF (NHYB), Nuveen
Preferred and Income ETF (NPFI), Nuveen Securitized Income ETF (NSCI), Nuveen Sustainable Core ETF (NSCR), Nuveen Ultra Short Income ETF
(NUSB) (each a “Fund” and collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on February 20,
2015. Shares of NCLO, NUAG, NUSA, NUHY, NUBD, NHYB and NSCI are listed and traded on the NYSE Arca, while shares of NCPB, NPFI, NSCR and NUSB are listed and traded on the NASDAQ Stock Market LLC. The NYSE Arca and the NASDAQ Stock Market LLC are each an “Exchange”.
Current Fiscal Period
: The end of the reporting period for the Funds is January 31, 2026, and the period covered by these Notes to Financial
Statements is the six months ended January 31, 2026 (the "current fiscal period").
Investment Adviser and Sub-Adviser:
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC
(“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and if necessary, asset allocation decisions. For NUAG, NUSA, NUHY and NUBD, the
Adviser has entered into a sub-advisory agreement with Teachers Advisors, LLC (“TAL”), an affiliate of the Adviser, under which TAL manages the investment portfolios of the Funds. For NCLO, NCPB, NHYB, NPFI, NSCI, NSCR and NUSB, the Adviser has entered into a sub-advisory agreement with Nuveen Asset Management , LLC (“NAM”), an affiliate of the Adviser, under which NAM manages the investment portfolio of the Fund. NAM and TAL are each a “Sub-Adviser”.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of
America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow accounting guidance in the Financial Accounting Standards Board
(“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies. The net asset value ("NAV") for financial reporting purposes may differ from the NAV for processing security and creation unit transactions. The NAV for financial reporting purposes includes security and creation unit transactions through the date of the report. Total return is computed based on the NAV used for processing security and creation unit transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation:
The Trust pays no compensation directly to those of its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders:
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation:
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Some markets in which the Funds invest impose capital controls, repatriation limits and/or transaction fees, for example, on the amount of foreign currency that may be converted to U.S. dollars. These restrictions, in some markets where foreign exchange restrictions are imposed, may be reflected in non-deliverable forward rates (NDF), or prevailing “offshore” rates that apply to non-local investors. Accordingly, the Fund may apply
NDF rates, or another alternative exchange rate believed by the Adviser to be more reflective of the rates at which the Funds may transact, where applicable, to convert the value of non-U.S. dollar denominated securities to U.S. dollars. The U.S. dollar market value of such securities held in markets where NDF rates exist may be lower than the U.S. dollar market value of securities using prevailing local or “onshore” foreign currency exchange rates.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from foreign currency transactions” on the Statement of Operations, when applicable.

Notes to Financial Statements
(continued)
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with
(i) investments and (ii) other assets and liabilities are recognized as a component of “Change in unrealized appreciation (depreciation) on foreign currency translations” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the current fiscal period, the Fund's investments in non-U.S. securities were as follows:
Foreign Taxes:
The Funds may be subject to foreign taxes on income, gains on investments or foreign currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Indemnifications:
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income:
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Fund determines the existence of a dividend declaration. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, is recorded on an accrual basis and includes accretion of discounts and amortization of premiums for financial reporting purposes. Interest income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Segment Reporting:
Each Fund represents a single operating segment. The officers of the Funds act as the chief operating decision maker
(“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of each Fund as a whole and is responsible for each Fund’s long-
term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the
Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as
“total assets” and significant segment revenues and expenses are listed on the Statement of Operations.
NPFI Value
% of
Total Investments
Country:
United Kingdom $ 17,342,337 13.6%
Canada 15,656,162 12.3
France 12,769,899 10.0
Spain 6,500,364 5.1
Switzerland 4,649,125 3.7
Netherlands 2,703,990 2.1
Ireland 1,991,770 1.6
Germany 1,077,437 0.9
Finland 821,938 0.7
Other 1,030,845 0.8
Total non-U.S. Securities $64,543,867 50.8%
NUSB Value
% of
Total Investments
Country:
Canada $ 13,602,508 8.7%
United Kingdom 6,148,120 3.9
Australia 3,740,107 2.4
France 3,491,058 2.2
Germany 2,408,393 1.5
Spain 1,248,708 0.8
Bermuda 1,241,688 0.8
Ireland 1,018,979 0.7
Denmark 994,286 0.6
Other 1,004,297 0.7
Total non-U.S. Securities $34,898,144 22.3%

New Accounting Pronouncement (ASU No. 2023-09)
: In December 2023, the FASB issued Accounting Standard Update ("ASU") No. 2023-09,
Income Taxes (Topic 740) Improvements to Income tax disclosures (“ASU 2023-09”). The primary purpose of the amendments within ASU 2023-09 is to enhance the transparency and decision usefulness of income tax disclosures primarily related to the rate reconciliation table and income taxes paid information. The amendments in ASU 2023-09 are effective for annual periods beginning after December 15, 2024. Management is currently evaluating the implications of these changes on the financial statements.
New Accounting Pronouncement (ASU No. 2025-11)
: In December 2025, the FASB issued ASU No. 2025-11, Interim Reporting (Topic 270) Narrow
Scope Improvements (“ASU 2025-11”). The amendments in ASU 2025-11 provide a comprehensive list of interim disclosures that are required by U.S. GAAP. ASU 2025-11 also includes a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in ASU 2025-11 are effective for interim reporting periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted for all entities. Management is currently evaluating the implications of these changes on the financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.
Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S.
dollars at the prevailing rates of exchange on the valuation date. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by pricing services approved by the Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the pricing services and are generally classified as Level 1 or 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Certificates of deposit and commercial paper are valued at amortized cost, which approximates market value and are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
m
NCLO
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Investment Companies $ 2,859,503 $ – $ – $ 2,859,503
Securitized – 148,175,776 – 148,175,776
Total $ 2,859,503 $ 148,175,776 $ – $ 151,035,279
a
NCPB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 21,510,388 $ – $ 21,510,388
Government Related – 2,046,424 – 2,046,424
Securitized – 24,381,591 – 24,381,591
U.S. Treasury – 8,932,021 – 8,932,021
Total $ – $ 56,870,424 $ – $ 56,870,424
a
NUAG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 18,736,711 $ – $ 18,736,711
Government Related – 5,091,237 – 5,091,237
Securitized – 17,950,392 – 17,950,392
U.S. Treasury – 17,923,593 – 17,923,593
Investments Purchased with Collateral from Securities
Lending 140,973 – – 140,973
Total $ 140,973 $ 59,701,933 $ – $ 59,842,906
a
NUSA
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 7,864,105 $ – $ 7,864,105
Government Related – 1,969,783 – 1,969,783
Securitized – 2,398,634 – 2,398,634
U.S. Treasury – 21,370,195 – 21,370,195
Investments Purchased with Collateral from Securities
Lending 38,011 – – 38,011
Total $ 38,011 $ 33,602,717 $ – $ 33,640,728
a
NUHY
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 113,659,026 $ – $ 113,659,026
Investments Purchased with Collateral from Securities
Lending 1,754,200 – – 1,754,200
Total $ 1,754,200 $ 113,659,026 $ – $ 115,413,226
a

NUBD
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 116,677,694 $ – $ 116,677,694
Government Related – 19,850,438 – 19,850,438
Securitized – 120,221,029 – 120,221,029
U.S. Treasury – 211,559,343 – 211,559,343
Investments Purchased with Collateral from Securities
Lending 1,289,937 – – 1,289,937
Short-Term Investments:
Corporate Debt – 10,016 – 10,016
Total $ 1,289,937 $ 468,318,520 $ – $ 469,608,457
a
NHYB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 1,562,072,502 $ – $ 1,562,072,502
Government Related – 100,467 – 100,467
Investment Companies 7,000,294 – – 7,000,294
Short-Term Investments:
Corporate Debt – 787,350 – 787,350
Total $ 7,000,294 $ 1,562,960,319 $ – $ 1,569,960,613
a
NPFI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Bonds $ – $ 122,044,561 $ – $ 122,044,561
U.S. Government and Agency Obligations – 5,106,985 – 5,106,985
Total $ – $ 127,151,546 $ – $ 127,151,546
a
NSCI
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 999,900 $ – $ 999,900
Securitized – 114,233,695 – 114,233,695
Total $ – $ 115,233,595 $ – $ 115,233,595
a
NSCR
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,748,345 $ – $ – $ 6,748,345
Total $ 6,748,345 $ – $ – $ 6,748,345
a
NUSB
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Corporate Debt $ – $ 95,935,006 $ – $ 95,935,006
Securitized – 24,475,883 – 24,475,883
Short-Term Investments:
Commercial Paper – 31,647,332 – 31,647,332
Corporate Debt – 2,248,623 – 2,248,623
Repurchase Agreements – 120,000 – 120,000
U.S. Treasury – 1,907,422 – 1,907,422
Total $ – $ 156,334,266 $ – $ 156,334,266
a

Notes to Financial Statements
(continued)
4. Portfolio Securities
Repurchase Agreements:
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the current fiscal period, and the collateral delivered related to those repurchase agreements.
Securities Lending:
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, a Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. State Street Bank and Trust Company serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. The market value of securities loaned is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the current fiscal period, the total value of the loaned securities and the total value of collateral received were as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
NUSB Fixed Income Clearing Corp $ 120,000 $ (122,468)
Aggregate Value of
Securities on Loan
Fund
Fixed Income
Securities
Cash Collateral
Received*
Total Collateral
Received
NUAG $135,581 $140,973 $140,973
NUSA 36,905 38,011 38,011
NUHY 1,682,319 1,754,200 1,754,200
NUBD 1,248,938 1,289,937 1,289,937
*May include cash and investment of cash collateral.

Purchases and Sales:
Long-term purchases and sales (excluding in-kind transactions) during the current fiscal period were as follows:
In-kind transactions during the current fiscal period were as follows:
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the current fiscal period, such amounts are recognized on the Statement of Assets and Liabilities.
5. Derivative Investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Investments in derivatives as of the end of and/or during the current fiscal period, if any, are included within the Statement of Assets and Liabilities and the Statement of
Operations, respectively.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk:
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform
(counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Purchases Sales
Fund
Non-U.S.
Government
Purchases
U.S. Government
and Agency
Obligations
Non-U.S.
Government
Sales
U.S. Government
and Agency
Obligations
NCLO $ 109,230,912 $ — $ 53,227,304 $ —
NCPB 14,363,208 11,069,683 9,513,142 12,524,314
NUAG 2,769,121 11,241,168 3,049,134 10,107,426
NUSA 2,373,219 4,516,462 2,438,413 4,128,264
NUHY 25,797,304 — 27,253,257 —
NUBD 16,439,381 40,753,701 6,247,198 14,935,037
NHYB 182,732,767 — 87,982,534 —
NPFI 80,141,279 — 6,928,021 —
NSCI 130,789,795 12,097,793 12,443,905 9,163,792
NSCR 3,440,503 — 3,685,115 —
NUSB 44,815,992 — 10,845,482 4,063,313
Fund
In-Kind
Purchases
In-Kind
Sales
NCLO $ — $ 9,675,537
NCPB — —
NUAG 9,458,289 7,722,656
NUSA 1,955,168 1,153,194
NUHY 18,716,507 —
NUBD 37,602,203 —
NHYB 1,483,815,895 15,049,362
NPFI — —
NSCI 2,407,733 —
NSCR — —
NUSB — —

Notes to Financial Statements
(continued)
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
6. Fund Shares
Each Fund issues and redeems its shares on a continuous basis at NAV only in aggregations of a specified number of shares or multiples thereof
(“Creation Units”). Only certain institutional investors (referred to as “Authorized Participants”) who have entered into agreements with Nuveen
Securities, LLC, the Funds' distributor, may purchase and redeem Creation Units. Once created, shares of the Funds trade on the Exchange at market prices and are only available to individual investors through their brokers.
Creation Units are purchased and redeemed in-kind for a designated portfolio of securities and/or a specified amount of cash, as determined by each Fund's investment approach. Creation Units may be delivered in advance of receipt by a Fund of all or a portion of the designated portfolio securities. In these instances the Authorized Participants must deposit cash collateral in an amount equal to the sum of the (i) cash component, (ii)
all applicable fees and (iii) an amount of cash equal to a percentage of the market value of the undelivered securities, as defined in the participation agreement. Authorized Participants are charged fixed transaction fees in connection with purchasing and redeeming Creation Units.
Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., taxes on currency or other financial transactions, and brokerage costs) and market impact expenses it incurs in purchasing or selling portfolio securities. Such variable charges, if any, are included in “Proceeds from shares sold” on the Statements of Changes in Net Assets.
Transactions in Fund shares during the current and prior period were as follows:
NCLO
Six Months Ended
1/31/26
For the period
12/10/24
(commencement of
operations)
through 7/31/25
Shares Value Shares Value
Subscriptions 3,525,000 $88,370,830 4,150,000 $103,757,038
Redemptions (1,575,000) (39,494,554) (100,000) (2,504,421)
Net increase (decrease) 1,950,000 $48,876,276 4,050,000 $101,252,617
NCPB NUAG
Six Months Ended
1/31/26
Year Ended
7/31/25
Six Months Ended
1/31/26
Year Ended
7/31/25
Shares Value Shares Value Shares
Value
Shares Value
Subscriptions 25,000 $633,988 750,000 $19,004,830 550,000 $11,671,605 1,500,000 $31,218,134
Redemptions – – (125,000) (3,115,595) (500,000) (10,602,972) (400,000) (8,421,143)
Net increase (decrease) 25,000 $633,988 625,000 $15,889,235 50,000 $1,068,633 1,100,000 $22,796,991
NUSA NUHY
Six Months Ended
1/31/26
Year Ended
7/31/25
Six Months Ended
1/31/26
Year Ended
7/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions 100,000 $2,338,946 400,000 $9,228,744 850,000 $18,346,413 700,000 $14,948,488
Redemptions (50,000) (1,168,819) (400,000) (9,323,898) – – (400,000) (8,342,559)
Net increase (decrease) 50,000 $1,170,127 – $(95,154) 850,000 $18,346,413 300,000 $6,605,929
NUBD NHYB
Six Months Ended
1/31/26
Year Ended
7/31/25
For the period
9/23/25
(commencement of
operations)
through 1/31/26
Shares Value Shares Value Shares Value
Subscriptions 2,975,000 $66,723,759 3,400,000 $75,648,374 64,475,000 $1,606,706,460
Redemptions – – (1,800,000) (39,329,376) (600,000) (15,064,406)
Net increase (decrease) 2,975,000 $66,723,759 1,600,000 $36,318,998 63,875,000 $1,591,642,054

7. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
As of the end of the reporting period, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of prior fiscal period end, the components of accumulated earnings on a tax basis were as follows:
NPFI NSCI
Six Months Ended
1/31/26
Year Ended
7/31/25
For the period
9/23/25
(commencement of
operations)
through 1/31/26
Shares Value Shares Value Shares Value
Subscriptions 2,725,000 $71,537,342 1,900,000 $49,043,314 4,550,000 $114,288,460
Redemptions – – (400,000) (10,307,318) – –
Net increase (decrease) 2,725,000 $71,537,342 1,500,000 $38,735,996 4,550,000 $114,288,460
NSCR NUSB
Six Months Ended
1/31/26
Year Ended
7/31/25
Six Months Ended
1/31/26
Year Ended
7/31/25
Shares Value Shares Value Shares Value Shares Value
Subscriptions – $– 20,000 $503,781 175,000 $4,425,209 5,550,000 $139,990,999
Redemptions – – (10,000) (235,890) – – (575,000) (14,521,266)
Net increase (decrease) – $– 10,000 $267,891 175,000 $4,425,209 4,975,000 $125,469,733
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
NCLO $ 150,979,696 $ 243,487 $ (187,904) $ 55,583
NCPB 56,202,373 935,933 (267,882) 668,051
NUAG 60,797,376 757,366 (1,711,836) (954,470)
NUSA 33,388,486 341,702 (89,460) 252,242
NUHY 114,504,014 2,070,045 (1,160,833) 909,212
NUBD 492,421,535 3,312,602 (26,125,680) (22,813,078)
NHYB 1,563,284,984 12,210,306 (5,534,677) 6,675,629
NPFI 125,412,343 2,156,803 (417,600) 1,739,203
NSCI 114,862,596 576,140 (205,141) 370,999
NSCR 5,442,921 1,414,102 (108,678) 1,305,424
NUSB 156,123,284 346,027 (135,045) 210,982

Notes to Financial Statements
(continued)
As of prior fiscal period end, the Funds had capital loss carryforwards, which will not expire:
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
NCLO
$ 591,275 $ — $ (42,894) $ (24,154) $ — $ — $ 524,227
NCPB
171,397 — 32,857 (527,719) — — (323,465)
NUAG
232,629 — (1,689,306) (26,857,687) — — (28,314,364)
NUSA
106,161 — 44,270 (2,326,790) — — (2,176,359)
NUHY
595,941 — 673,037 (13,965,979) — — (12,697,001)
NUBD
1,535,694 — (28,941,793) (10,698,661) — — (38,104,760)
NHYB
— — — — — — —
NPFI
350,106 4,669 711,906 — — — 1,066,681
NSCI
— — — — — — —
NSCR
19,145 — 1,135,754 — (113,861) — 1,041,038
NUSB
713,353 447 (21,625) — — — 692,175
Fund
Short-Term Long-Term Total
NCLO
$ 24,154 $ — $ 24,154
NCPB
513,472 14,247 527,719
NUAG
20,526,257 6,331,430 26,857,687
NUSA
514,172 1,812,618 2,326,790
NUHY
4,990,959 8,975,020 13,965,979
NUBD
4,154,471 6,544,190 10,698,661
NHYB
— — —
NPFI
— — —
NSCI
— — —
NSCR
— — —
NUSB
— — —

8. Management Fees and Other Transactions with Affiliates
Management Fees:
Each Fund’s management fee compensates the Adviser for its investment advisory services to the Funds. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser. The Adviser is responsible for substantially all other expenses of the Funds, except any future distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities, fees and expenses of the independent trustees (including any trustees’ counsel fees), certain compensation expenses of the Funds’ chief compliance officer, litigation expenses and extraordinary expenses.
The annual management fee, payable monthly, for each Fund is based on a percentage of average daily net assets according to the following rates:
As of the end of the current fiscal period, the percentage of Fund shares owned by affiliates was as follows:
9. Subsequent Event
NSCR Fund Liquidation:
On February 12, 2026, the Board approved the liquidation of NSCR, on or about April 13, 2026.
Fund Management Fee
NCLO 0.25%
NCPB 0.30
NUAG 0.18*
NUSA 0.15
NUHY 0.30
NUBD 0.15
NHYB 0.08
NPFI 0.55
NSCI 0.38
NSCR 0.45
NUSB 0.17
* As of May 1, 2025, the management fee changed from 0.20% to 0.18%
Underlying Fund TIAA
Nuveen Fixed
Income Funds
Nuveen Interval
Funds Total
NCLO 28% 4% 3% 35%
NCPB 66 – – 66
NUAG 45 – – 45
NUSA – – – –
NUHY – – – –
NUBD – – – –
NHYB – – – –
NPFI 31 43 – 74
NSCI – – – –
NSCR 91 – – 91
NUSB – 96 – 96

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Funds do not pay any remuneration to their officers, but the Funds do reimburse Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, for an allocable portion of Nuveen Fund Advisors, LLC’s cost of the compensation for the Funds’ Chief Compliance Officer. The aggregate remuneration paid to the trustees (all of whom are independent) and to Nuveen Fund Advisors, LLC, the Funds’ investment adviser and an affiliate of the Funds’ officers, by each Fund is reported as “Trustees fees” and “Management fees” on the Statement of Operations under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Nuveen High Yield Corporate Bond ETF

Nuveen Securitized Income ETF

The Approval Process

At the meeting held on August 5-6, 2025 (the “Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of Nushares ETF Trust (the “Trust”), which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940 (the “1940 Act”)), considered and approved for each of Nuveen High Yield Corporate Bond ETF (the “High Yield Corporate Bond Fund”) and Nuveen Securitized Income ETF (the “Securitized Income Fund” and, together with the High Yield Corporate Bond Fund, the “Funds” and each, a “Fund”), each a series of the Trust, the investment management agreement (each, an “Investment Management Agreement”) pursuant to which Nuveen Fund Advisors, LLC (“NFAL” or the “Adviser”) serves as investment adviser to such Fund and the investment sub-advisory agreement (each, a “Sub-Advisory Agreement”) pursuant to which Nuveen Asset Management, LLC (the “Sub-Adviser”) serves as investment sub-adviser to such Fund. The Adviser and the Sub-Adviser are each hereafter a “Fund Adviser.” The Investment Management Agreements and the Sub-Advisory Agreements are each hereafter an “Advisory Agreement” and collectively, the “Advisory Agreements.” The references to the Board and the Board Members are interchangeable.

To assist the Board in its evaluation of an Advisory Agreement with a Fund Adviser at the Meeting, the Board Members had received, in adequate time in advance of the Meeting and/or at prior meetings, materials which outlined, among other things:

•	the nature, extent and quality of the services expected to be provided by the Fund Adviser;

•	the organization of the Fund Adviser, including the responsibilities of various departments and key personnel;

•	the expertise and background of the Fund Adviser;

•	certain performance-related information (as described below);

•	certain profitability-related information (as described below);

•	the proposed unified fee structure for the Funds, including comparisons of each Fund’s proposed unified fee with the net expense ratios of comparable funds; and

•	the soft dollar practices of the Fund Adviser, if any.

At the Meeting and/or at prior meetings, the Adviser made presentations to and responded to questions from the Board. During the Meeting and/ or at prior meetings, the Board Members also met privately with their legal counsel to, among other things, review the Board’s duties under the 1940 Act, the general principles of state law in reviewing and approving advisory contracts, the standards used by courts in determining whether investment company boards of directors have fulfilled their duties, factors to be considered in voting on advisory contracts and an adviser’s fiduciary duty with respect to advisory agreements and compensation. It is with this background that the Board Members considered the Advisory Agreements. As outlined in more detail below, the Board Members considered various factors they believed relevant with respect to the Funds. Each Board Member may have accorded different weight to the various factors and information discussed below in reaching his or her conclusions with respect to a Fund’s Advisory Agreements. As applicable, the Board Members also considered information they had received in their capacity as trustees or directors of other registered investment companies advised by the Fund Advisers. The Nuveen fund complex consists of the group of funds advised by NFAL and the group of funds advised by Teachers Advisors, LLC (“TAL” and collectively, the “Nuveen funds” or “funds”). TAL and NFAL are affiliates as NFAL is a subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America (“TIAA”), and TAL is an indirect wholly owned subsidiary of TIAA. The Sub-Adviser is also an affiliate of TAL and NFAL.

A. Nature, Extent and Quality of Services

The Board Members considered the nature, extent and quality of the respective Fund Adviser’s services, including portfolio management services and administrative services. Given that the Adviser and the Sub-Adviser already serve as adviser and sub-adviser, respectively, to other Nuveen funds overseen by the Board Members, the Board has a good understanding of each such Fund Adviser’s organization, operations, personnel and services. As the Board meets regularly throughout the year to oversee the funds in the fund complex, including funds currently advised or sub-advised, as applicable, by the Fund Advisers, Board Members may have, in part, relied upon their knowledge from their meetings and any other interactions throughout the year with the respective Fund Adviser in evaluating the Advisory Agreements.

The Board Members considered information about the structure, investment objective, investment strategy and other characteristics of each Fund and considered that each Fund would be an exchange-traded fund (“ETF”) advised by the Adviser. Further, the Board considered that (i) the High Yield Corporate Bond Fund (an “Index ETF”) would seek to track the investment results of a specified underlying index (“Underlying Index”); and (ii) the Securitized Income Fund would be actively managed.

1

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

At the Meeting and/or at prior meetings, the Board Members considered materials regarding, among other things, the respective Fund Adviser’s organization and business; the types of services that such Fund Adviser or its affiliates currently provide to the applicable funds and are expected to provide to the Funds; and the experience of the respective Fund Adviser. Further, at the Meeting and/or at prior meetings, the Board Members considered the background and experience of the relevant investment personnel expected to manage each Fund.

The Board has considered that the Adviser provides a wide array of management, oversight and other services to manage and operate the applicable funds. The Board has considered the Adviser’s and its affiliates’ dedication of resources, time, people and capital as well as consistent program of improvement and innovation aimed at keeping the Nuveen fund complex relevant and attractive for existing and new investors and meeting the needs of an increasingly complex regulatory environment. The Board has considered the significant resources, both financial and personnel, the Adviser and its affiliates have committed over the past several years in working to bring the asset management businesses of Nuveen and TIAA under one centralized umbrella and to consolidate their respective fund families to the benefit of the funds through, among other things, enhanced operating efficiencies, centralized investment leadership and a centralized shared resources and support model. The Board has also considered certain financial data of the Adviser and TIAA in assessing the financial stability and condition of the Adviser to provide a high level of quality services to the applicable funds.

The Board has considered that the funds operate in a highly regulated industry and that the scope and complexity of the services and resources that the Adviser and its affiliates must provide to manage and operate the funds have expanded over the years due to regulatory, market and other developments. Such services include maintaining and monitoring the Nuveen funds’ compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs and cybersecurity programs. The Board and/or its Compliance, Risk Management and Regulatory Oversight Committee have received reports regarding the funds’ compliance policies and procedures and matters undertaken thereunder as well as other compliance initiatives on a regular basis.

In considering the breadth and quality of services the Adviser and its various teams provide, the Board has considered that the Adviser provides investment advisory services. With respect to the Nuveen funds advised by the Adviser, such funds utilize sub-advisers to manage the portfolios of the funds subject to the supervision of the Adviser. Accordingly, the Board has considered that the Adviser and its affiliates, among other things, oversee and review the performance of the Sub-Adviser and its investment team(s); evaluate fund performance and market conditions; evaluate investment strategies and recommend changes thereto; oversee trade execution and, as applicable, securities lending; evaluate investment risks; and manage valuation matters. With respect to the Nuveen ETFs, such services also include, but are not limited to, performance monitoring and assessment, evaluating tax efficiencies consistent with portfolio management, reviewing tracking error (with respect to Index ETFs) and analyzing secondary market dynamics.

In addition to the portfolio management services provided to the applicable funds (including indirectly by overseeing the sub-advisers), the Board has considered the extensive compliance, regulatory, administrative and other services the Adviser and its various teams or affiliates provide to manage and operate the applicable funds, including but not limited to: distribution management services pursuant to which management seeks to implement distribution policies and set distribution levels consistent with each fund’s product design and positioning; compliance services including establishing and maintaining broad-based compliance policies across the Nuveen fund complex, evaluating the compliance programs of various fund services providers, conducting ongoing risk assessments and testing, monitoring portfolio compliance with investment and regulatory requirements and providing a comprehensive compliance training program; providing regulatory advocacy services, including submitting comments on regulatory proposals and monitoring regulatory developments that may impact the fund(s); providing support to the Board and its committees throughout the year, including providing reports on a wide range of topics relating to the operations and management of the funds, helping to refine the materials provided to the Board and/or its committees and providing educational sessions on various topics; establishing and reviewing the services provided by other fund service providers (such as a fund’s custodian, accountant, and transfer agent); providing legal support services; and evaluating trade allocation and execution.

Aside from the services provided, the Board has considered the financial resources of the Adviser and/or its affiliates and their willingness to make investments to support the funds. The Board has also considered the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, and expertise. The Board has considered the overall reputation and capabilities of the Adviser and its affiliates and the Adviser’s continuing commitment to provide high quality services. Further, the Board has considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring and supporting new funds and smaller funds and ongoing risks with managing the funds, such as investment, operational, reputational, regulatory, compliance and litigation risks.

The Board Members considered that the Adviser would oversee the Sub-Adviser, which was generally expected to provide portfolio advisory services to the Funds. In addition, the Board Members considered the experience and expertise of the applicable investment team expected to manage each Fund.

Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services expected to be provided to the respective Fund under each applicable Advisory Agreement.

B. Investment Performance

Each Fund was new and, therefore, did not have its own performance history. The Board Members, however, were familiar with the performance records of other Nuveen funds advised by the Adviser and sub-advised by the Sub-Adviser.

With respect to the High Yield Corporate Bond Fund, the Board Members considered that the portfolio management team expected to manage the Fund included portfolio managers from teams that managed certain existing passive fixed income ETFs and passive fixed income mutual funds. The Board Members considered that the portfolio management team was expected to maintain an investment process for the Fund that would be generally similar to that used for certain other Nuveen ETFs. Further, the Board Members considered certain historical performance-related data pertaining to various unaffiliated ETFs that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund (the “Comparable High Yield ETFs”).

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With respect to the Securitized Income Fund, the Board Members considered that the portfolio management team expected to manage the Fund also managed a strategy that, based on information provided by the Adviser, was generally comparable in certain respects to that anticipated for the Fund (the “Securitized Strategy”). The Board Members considered that the portfolio management team was expected to maintain an investment process for the Fund that would be generally similar to that used for the Securitized Strategy, but also considered certain anticipated differences. The Board Members considered certain historical performance-related data pertaining to the Securitized Strategy. Further, the Board Members considered certain historical performance-related data pertaining to various unaffiliated ETFs that, based on information provided by the Adviser, were generally comparable in certain respects to the Fund (the “Comparable Securitized ETFs” and, together with the Comparable High Yield ETFs, the “Comparable ETFs”).

C. Fees, Expenses and Profitability

1.	Fees and Expenses

In evaluating the management fees and expenses that each Fund was expected to bear, the Board Members considered that each Fund would pay the Adviser a single, all-inclusive (or unified) management fee for providing or paying for all services necessary for the management and operation of the Fund, subject to certain exceptions. Unlike the typical fee arrangements of other funds in which the funds pay a variety of fees and expenses such as investment advisory fees, transfer agency fees, audit fees, custodian fees and other expenses, the Nuveen ETFs pay the Adviser a unified fee, and the Adviser is responsible for providing such services or arranging and supervising third parties to provide such services (subject to the certain exceptions). In this regard, the Board Members were provided with estimates of each Fund’s anticipated operating expenses as well as a description of the expenses excluded from the unified fee. In considering the proposed unified fee structure, the Board Members considered that the Adviser would generally bear the risks of a Fund’s operating costs rising (and would benefit if such costs decrease) and would therefore have an incentive to be administratively efficient.

In their review, with respect to each Fund, the Board Members considered, among other things, the Fund’s proposed unified fee compared to expense and management fee data relating to the applicable Comparable ETFs. Because each Fund will pay a unified fee, the Board Members considered, among other things, the net expense ratios of the ETFs comprising the applicable Comparable ETFs and certain related data provided by the Adviser. Further, the Board Members considered the proposed sub-advisory fee for each Fund, which will be paid by the Adviser out of its unified fee.

Based on their review of the fee and expense information provided, the Board Members determined that each Fund’s proposed management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services expected to be provided to the Fund.

2.	Comparisons with the Fees of Other Clients

At the Meeting and/or at prior meetings, the Board has considered that the Adviser, affiliated sub-advisers and/or their affiliate(s) provide investment management services to, in addition to the Nuveen funds, various other types of clients which may include, among others: separately managed accounts, retail managed accounts, foreign funds (UCITS), other investment companies (as sub-advisers), limited partnerships and collective investment trusts. The Board has previously considered certain fee data for these other types of clients managed in a similar manner to certain of the funds compared to the management fee of the applicable fund. The Board has considered a description of various factors which contribute to the differences in the management fee rates of the funds compared to those charged to these other types of clients, which has limited the comparability of the data. In this regard, the Board has considered that the differences in, among other things, the breadth of services provided by the Adviser and its affiliates to the funds compared to those provided to other clients; the expenses the Adviser and its affiliates incur in launching, operating and supporting a fund; the support services provided to shareholders; the extensive regulatory, disclosure and governance requirements applicable to funds; the establishment and maintenance of servicing relationships with various service providers for the funds; the manner of managing such assets; investment policies; investor profiles; and account sizes all may contribute to variations in relative fee rates. Differences in the level of advisory services required for passively managed funds, including Index ETFs, also contribute to differences in the management fee levels of such funds compared to actively managed funds. In addition, differences in the client base; governing bodies, regulatory and legal requirements; distribution; jurisdiction and operational complexities also would contribute to variations in management fees assessed the funds compared to foreign fund clients. Further, differences in the level of advisory and non-advisory services required and risk incurred when serving as a sub-adviser to other investment companies compared to serving as the Adviser to a Nuveen fund contribute to differences in the fees assessed. In this regard, the Board has further considered the significant entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. As a general matter, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board has further considered that a sub-adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-advisory mandates. The Board has concluded that the varying levels of fees are reasonable given the foregoing.

Based on information provided by the Adviser, with respect to the High Yield Corporate Bond Fund, the Board considered the proposed management fees and net expense ratio for such Fund compared to those of another Index ETF advised by the Adviser that, based on information provided by the Adviser, was generally comparable in certain respects to such Fund, but tracked an Underlying Index that incorporated certain environmental, social and governance (ESG) criteria. Further, based on information provided by the Adviser, with respect to the Securitized Income Fund, the Board considered the proposed management fees and net expense ratio for such Fund compared to those of the Securitized Strategy.

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Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. (continued)

3.	Profitability of the Fund Advisers

At the Meeting and/or at prior meetings, the Board Members have considered various profitability data relating to the Fund Advisers’ services to the Nuveen funds. In considering the costs of services to be provided and profits to be realized by the Adviser (which encompassed its affiliated sub-advisers) from its relationship with the funds, the Board Members have considered a variety of estimated profitability data from various perspectives including, among other things, (a) historical pre-distribution and post-distribution margins over specified periods for the Adviser’s services to the applicable funds; (b) certain profitability data on behalf of the Adviser attributable to servicing all applicable funds for 2024 and 2023; (c) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis derived from types of funds in the aggregate (i.e., from closed-end funds, exchange-traded funds, interval funds and open-end funds) for 2024 and 2023; and (d) certain profitability data of both the Adviser and TAL (as an adviser for other Nuveen funds) on a combined basis by asset grouping of Nuveen funds in the aggregate (i.e., from equity, fund of funds, index, municipal bond and taxable fixed income funds). In addition, the Board has considered profitability data at the per fund level for the respective adviser.

In reviewing the profitability data, the Board Members have considered the subjective nature of calculating profitability as the information is not audited and is necessarily dependent on cost allocation methodologies to allocate expenses throughout the complex and among the various advisory products. The Board has reviewed, among other things, a description of the cost allocation methodology employed to develop the profitability data. However, the Board Members have considered that given there is no single universally recognized expense allocation methodology, other reasonable and valid allocation methodologies could be employed and could lead to significantly different profit and loss results and therefore developing profitability data is difficult, particularly on a per fund level.

Further, in considering the comparative margin data with peers, the Board Members have considered the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results. Given that the peer profitability data may reflect the different business mix of the respective peer firm, the Board has also considered the pre- and post-distribution margins of Nuveen, LLC for each of the calendar years from 2020 through 2024.

Aside from the foregoing profitability data, the Board has also considered, among other things, the audited statutory-basis financial statements of TIAA as of December 31, 2024 and 2023 and the related statutory-basis statements of operations, of changes in capital and contingency reserves and of cash flows for the years ended December 31, 2024, December 31, 2023 and December 31, 2022. The Board has considered the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board has also considered the investments the Adviser, its parent and/or other affiliates have made into their business.

In evaluating the reasonableness of compensation, the Board Members have also considered the indirect benefits the respective Fund Adviser may receive as a result of its relationship with the funds in the fund complex, as discussed in further detail below.

The Board considered certain information regarding the expected profitability of each Fund for its first year of operations, including currently estimated pre- and post-distribution margins.

D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale

The Board considered whether the Funds could be expected to benefit from any economies of scale. Although the Board has considered that economies of scale are difficult to measure with any precision and the rates at which certain expenses are incurred may not decline with a rise in assets, the Board has also considered that there are a variety of methods that may be employed to help share the benefits of economies of scale, including, among other things, through the use of breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of funds at scale at inception and investments in the Adviser’s business which can enhance the services provided to the applicable funds for the fees paid. In this regard, the Board has considered that, with respect to the Nuveen funds generally, although the management fee of the Adviser typically is comprised of a fund-level component and a complex-level component, each with its own breakpoint schedule, the Nuveen ETFs do not have breakpoint schedules and do not participate in the complex-level fee program. The Board Members considered that the Funds will not have breakpoint schedules, participate in the complex-level fee program or have fee waivers or expense limitation agreements. As indicated above, the Adviser will generally pay the operating expenses of each Fund (subject to certain exceptions) under the unified fee structure. The Board has considered that the Nuveen ETFs pay a unified fee and as a result, any reduction in fixed costs associated with the management of these funds would benefit the Adviser. However, the Board Members have considered that the unified fee schedule provides shareholders with a level of certainty of the expenses of the Nuveen ETFs. The Board Members have considered that the unified fees generally provide inherent economies of scale because the Nuveen ETF would maintain a relatively fixed fee over a given time period even if the particular fund’s assets declined and/or operating costs rose. The Board Members also considered that each Fund was being priced using an at-scale approach.

In addition, the Board Members have considered the continued reinvestment in Nuveen’s business to enhance its capabilities and services to the benefit of its various clients. The Board has considered that many of these investments were not specific to individual Nuveen funds, but rather initiatives from which the family of funds as a whole may benefit. The Board has further considered that the scope of the services of the Adviser and its affiliates have expanded over time without raising advisory fees to the funds, and this has also been a means of sharing economies of scale with the funds and their shareholders.

Based on its review, with respect to each Fund, the Board was satisfied that the proposed fee arrangements were expected to appropriately share any economies of scale with the Fund’s shareholders.

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E. Indirect Benefits

At the Meeting and/or prior meetings, the Board Members have received and considered information regarding various indirect benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the funds in the fund complex. These benefits have included, among other things, economies of scale to the extent the Adviser or its affiliates share investment resources and/or personnel with other clients of the Adviser. Certain funds may also be used as investment options for other products or businesses offered by the Adviser and/or its affiliates, such as variable products, fund of funds and 529 education savings plans, and affiliates of the Adviser may serve as sub-adviser to various funds in which case all advisory and sub-advisory fees generated by such funds stay within Nuveen.

Further, the funds may pay the Adviser and/or its affiliates for other services, such as distribution. In this regard, the Board Members considered that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds for which it may be compensated. In addition, the Board Members have considered that the Adviser and Sub-Adviser may utilize soft dollar brokerage arrangements attributable to the respective funds to obtain research and other services for any or all of their clients, although the Board Members have also considered reimbursements of such costs by the Adviser and/or Sub-Adviser.

The Adviser and its affiliates may also benefit from the advisory relationships with the funds in the fund complex to the extent this relationship results in potential investors viewing the TIAA group of companies as a leading retirement plan provider in the academic and nonprofit market and a single source for all their financial service needs. The Adviser and/or its affiliates may further benefit to the extent that they have pricing or other information regarding vendors the funds utilize in establishing arrangements with such vendors for other products.

Based on its review, the Board concluded that any indirect benefits expected to be received by a Fund Adviser as a result of its relationship with the Funds were reasonable in light of the services expected to be provided.

F. Approval

The Board Members did not identify any single factor discussed previously as all-important or controlling. With respect to each Fund, the Board Members concluded that the terms of the applicable Investment Management Agreement and Sub-Advisory Agreement were reasonable, that the Fund Advisers’ fees were reasonable in light of the services expected to be provided to the Fund, and that the applicable Investment Management Agreement and Sub-Advisory Agreement should be and were approved on behalf of the Fund.

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Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

Item 16.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19.	Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable to this filing.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nushares ETF Trust

Date: April 2, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 2, 2026	By:	/s/ Briton Ryan
Briton Ryan
Chief Administrative Officer
(principal executive officer)

Date: April 2, 2026	By:	/s/ Marc Cardella
Marc Cardella
Vice President and Controller
(principal financial officer)